UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08918

The Hirtle Callaghan Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30, 2010

Date of reporting period: December 31, 2009

Item 1.	Reports to Stockholders.

THE HIRTLE CALLAGHAN TRUST	Semi-Annual Report

December 31, 2009

We are pleased to present the December 31, 2009 Semi-Annual Report for The Hirtle Callaghan Trust (the “Trust”).

The Trust is a diversified open-end management investment company. The Trust currently consists of fifteen separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”), selected by, and under the general supervision of, the Trust’s Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Portfolios

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Institutional Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income II Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

THE HIRTLE CALLAGHAN TRUST	Semi-Annual Report

December 31, 2009

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.84%
	AllianceBernstein L.P. — 40.31%
	Aerospace & Defense — 0.38%
37,500	Northrop Grumman Corp.	$2,094

	Agricultural Products — 1.23%
120,000	Archer-Daniels-Midland Co.	3,757
47,600	Bunge Ltd.	3,039

		6,796

	Apparel Retail — 1.04%
121,900	Limited Brands, Inc.	2,346
162,880	The Gap, Inc.	3,412

		5,758

	Automobile Manufacturers — 0.56%
139,500	Ford Motor Co. (a)	1,395
20,300	Toyota Motor Corp. – Sponsored ADR	1,708

		3,103

	Broadcasting & Cable TV — 0.65%
257,800	CBS Corp., Class – B	3,622

	Building Products — 0.17%
67,100	Masco Corp.	927

	Cable & Satellite — 0.83%
110,900	Time Warner Cable, Inc.	4,590

	Communications Equipment — 1.91%
121,700	Corning, Inc.	2,350
617,800	Motorola, Inc. (a)	4,794
267,900	Nokia Corp. – Sponsored ADR	3,443

		10,587

	Computer Hardware — 0.82%
315,600	Dell, Inc. (a)	4,532

	Computer Storage & Peripherals — 0.43%
53,800	Western Digital Corp. (a)	2,375

	Construction & Farm Machinery — 0.77%
75,100	Caterpillar, Inc.	4,280

	Consumer Finance — 0.50%
72,000	Capital One Financial Corp.	2,761

	Department Stores — 0.55%
48,925	J.C. Penney Co., Inc.	1,302
103,500	Macy’s, Inc.	1,735

		3,037

	Diversified Banks — 1.63%
149,400	U.S. Bancorp	3,363
209,200	Wells Fargo & Co.	5,646

		9,009

	Diversified Capital Markets — 0.77%
60,500	Deutsche Bank AG – Registered	4,290

Shares	Security Description	Value (000)
	Diversified Chemicals — 1.47%
167,000	E.I. du Pont de Nemours & Co.	$5,623
31,900	Eastman Chemical Co.	1,922
51,500	Huntsman Corp.	581

		8,126

	Electrical Components & Equipment — 0.45%
58,800	Cooper Industries Ltd., Class – A	2,507

	Electronic Manufacturing Services — 0.81%
183,300	Tyco Electronics Ltd.	4,500

	Home Improvement Retail — 0.59%
62,800	Lowe’s Cos., Inc.	1,469
62,100	The Home Depot, Inc.	1,796

		3,265

	Homebuilding — 0.42%
101,700	D.R. Horton, Inc.	1,105
1,442	NVR, Inc. (a)	1,025
22,300	Pulte Homes, Inc. (a)	223

		2,353

	Household Appliances — 0.44%
4,400	Black & Decker Corp.	285
26,900	Whirlpool Corp.	2,170

		2,455

	Household Products — 0.59%
54,100	The Procter & Gamble Co.	3,280

	Independent Power Producers & Energy Traders — 0.14%
132,700	RRI Energy, Inc. (a)	759

	Industrial Conglomerates — 0.71%
137,300	General Electric Co.	2,077
99,300	Textron, Inc.	1,868

		3,945

	Integrated Oil & Gas — 2.84%
31,400	Chevron Corp.	2,417
191,300	ConocoPhillips	9,770
43,400	Occidental Petroleum Corp.	3,531

		15,718

	Integrated Telecommunication Services — 1.00%
198,600	AT&T, Inc.	5,567

	Internet Software & Services — 0.09%
21,118	AOL, Inc. (a)	492

	Investment Banking & Brokerage — 1.72%
81,200	Morgan Stanley	2,403
42,300	The Goldman Sachs Group, Inc.	7,142

		9,545

	Life & Health Insurance — 0.89%
57,400	Lincoln National Corp.	1,428
67,500	MetLife, Inc.	2,386

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Life & Health Insurance (continued)
56,800	Unum Group	$1,109

		4,923

	Managed Health Care — 0.51%
89,100	Aetna, Inc.	2,825

	Movies & Entertainment — 3.01%
634,900	News Corp., Class – A	8,692
213,400	Time Warner, Inc.	6,218
59,100	Viacom, Inc., Class – B (a)	1,757

		16,667

	Multi-line Insurance — 0.27%
64,700	The Hartford Financial Services Group, Inc.	1,505

	Multi-Utilities — 0.23%
84,200	NiSource, Inc.	1,295

	Oil & Gas Drilling — 0.19%
26,700	ENSCO International, Inc. – Sponsored ADR	1,066

	Oil & Gas Exploration & Production — 2.07%
44,500	Apache Corp.	4,591
76,900	Devon Energy Corp.	5,652
12,600	EOG Resources, Inc.	1,226

		11,469

	Oil & Gas Refining & Marketing — 0.73%
240,600	Valero Energy Corp.	4,030

	Other Diversified Financial Services — 1.83%
214,300	Bank of America Corp.	3,227
166,200	JPMorgan Chase & Co.	6,926

		10,153

	Packaged Foods & Meats — 0.21%
77,900	Smithfield Foods, Inc. (a)	1,183

	Pharmaceuticals — 3.18%
40,200	GlaxoSmithKline PLC – Sponsored ADR	1,698
242,800	Merck & Co., Inc.	8,872
385,958	Pfizer, Inc.	7,021

		17,591

	Property & Casualty Insurance — 1.56%
18,000	ACE Ltd.	907
69,100	The Allstate Corp.	2,076
52,975	The Travelers Cos., Inc.	2,642
163,300	XL Capital Ltd., Class – A	2,993

		8,618

	Regional Banks — 0.21%
223,200	Regions Financial Corp.	1,181

Shares	Security Description	Value (000)
	Steel — 0.18%
45,500	AK Steel Holding Corp.	$971

	Systems Software — 0.48%
148,500	Symantec Corp. (a)	2,657

	Tobacco — 0.50%
141,900	Altria Group, Inc.	2,786

	Wireless Telecommunication Services — 0.75%
1,129,600	Sprint Nextel Corp. (a)	4,134

	Total AllianceBernstein L.P.	223,327

	Institutional Capital, LLC — 22.29%
	Aerospace & Defense — 1.00%
110,071	Honeywell International, Inc.	4,315
16,300	Lockheed Martin Corp.	1,228

		5,543

	Auto Parts & Equipment — 0.42%
84,550	Johnson Controls, Inc.	2,303

	Brewers — 0.33%
40,780	Molson Coors Brewing Co., Class – B	1,842

	Building Products — 0.19%
75,200	Masco Corp.	1,038

	Communications Equipment — 0.42%
121,100	Corning, Inc.	2,338

	Computer Hardware — 0.72%
77,322	Hewlett-Packard Co.	3,983

	Construction & Farm Machinery — 0.94%
63,700	Caterpillar, Inc.	3,630
34,500	Cummins, Inc.	1,582

		5,212

	Consumer Finance — 0.39%
57,150	Capital One Financial Corp.	2,191

	Diversified Banks — 1.51%
188,050	U.S. Bancorp	4,233
153,480	Wells Fargo & Co.	4,142

		8,375

	Diversified Chemicals — 0.64%
105,570	E.I. du Pont de Nemours & Co.	3,555

	Gold — 0.61%
70,990	Newmont Mining Corp.	3,359

	Health Care Equipment — 0.67%
77,200	Covidien PLC	3,697

	Health Care Services — 0.17%
15,650	DaVita, Inc. (a)	919

	Home Improvement Retail — 0.87%
206,710	Lowe’s Cos., Inc.	4,835

	Industrial Conglomerates — 0.16%
47,350	Textron, Inc.	891

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Institutional Capital, LLC (continued)
	Insurance Brokers — 0.44%
63,700	Aon Corp.	$2,442

	Integrated Oil & Gas — 2.11%
20,250	BP PLC – Sponsored ADR	1,174
56,600	Chevron Corp.	4,358
90,400	Marathon Oil Corp.	2,822
40,854	Occidental Petroleum Corp.	3,323

		11,677

	Integrated Telecommunication Services — 0.45%
90,000	BCE, Inc.	2,485

	IT Consulting & Other Services — 0.42%
55,950	Accenture PLC, Class – A	2,322

	Movies & Entertainment — 0.74%
137,108	Viacom, Inc., Class – B (a)	4,076

	Oil & Gas Equipment & Services — 0.66%
122,150	Halliburton Co.	3,675

	Other Diversified Financial Services — 0.76%
100,931	JPMorgan Chase & Co.	4,206

	Pharmaceuticals — 2.41%
107,491	Merck & Co., Inc.	3,928
269,350	Pfizer, Inc.	4,899
114,950	Sanofi-Aventis – ADR	4,514

		13,341

	Property & Casualty Insurance — 0.23%
25,748	ACE Ltd.	1,298

	Railroads — 0.73%
83,660	CSX Corp.	4,057

	Regional Banks — 0.47%
102,750	BB&T Corp.	2,607

	Restaurants — 0.23%
20,750	McDonald’s Corp.	1,296

	Semiconductors — 1.45%
188,150	Intel Corp.	3,838
160,313	Texas Instruments, Inc.	4,178

		8,016

	Soft Drinks — 1.38%
86,266	PepsiCo, Inc.	5,245
42,280	The Coca-Cola Co.	2,410

		7,655

	Wireless Telecommunication Services — 0.77%
184,850	Vodafone Group PLC – Sponsored ADR	4,268

	Total Institutional Capital, LLC	123,502

	SSgA Funds Management, Inc. — 35.24%
	Aerospace & Defense — 0.76%
15,963	General Dynamics Corp.	1,088

Shares	Security Description	Value (000)
	Aerospace & Defense (continued)
14,550	Northrop Grumman Corp.	$813
4,534	Raytheon Co.	234
34,000	The Boeing Co.	1,840
3,419	United Technologies Corp.	237

		4,212

	Agricultural Products — 0.08%
14,220	Archer-Daniels-Midland Co.	445

	Air Freight & Logistics — 0.24%
15,721	FedEx Corp.	1,312

	Aluminum — 0.08%
26,370	Alcoa, Inc.	425

	Apparel Retail — 0.01%
2,996	The Gap, Inc.	63

	Asset Management & Custody Banks — 0.37%
48,437	Bank of New York Mellon Corp.	1,355
1,002	BlackRock, Inc., Class – A	232
4,221	Franklin Resources, Inc.	445

		2,032

	Auto Parts & Equipment — 0.08%
15,180	Johnson Controls, Inc.	414

	Automobile Manufacturers — 0.29%
159,236	Ford Motor Co. (a)	1,592

	Cable & Satellite — 0.70%
135,342	Comcast Corp., Class – A	2,282
26,504	The DIRECTV Group, Inc., Class – A (a)	884
17,777	Time Warner Cable, Inc.	736

		3,902

	Communications Equipment — 0.19%
11,400	Corning, Inc.	220
109,756	Motorola, Inc. (a)	852

		1,072

	Computer Hardware — 0.26%
27,400	Hewlett-Packard Co.	1,411

	Computer Storage & Peripherals — 0.29%
91,899	EMC Corp. (a)	1,605

	Construction & Farm Machinery — 0.32%
15,338	Caterpillar, Inc.	874
16,000	Deere & Co.	866
1,500	PACCAR, Inc.	54

		1,794

	Consumer Finance — 0.42%
42,239	American Express Co.	1,711
16,373	Capital One Financial Corp.	628

		2,339

	Department Stores — 0.01%
1,091	Kohl’s Corp. (a)	59

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified Banks — 1.40%
96,629	U.S. Bancorp	$2,175
206,081	Wells Fargo & Co.	5,562

		7,737

	Diversified Chemicals — 0.47%
30,847	E.I. du Pont de Nemours & Co.	1,039
56,657	The Dow Chemical Co.	1,565

		2,604

	Diversified Metals & Mining — 0.13%
8,198	Freeport-McMoRan Copper & Gold, Inc., Class – B (a)	658
2,300	Southern Copper Corp.	76

		734

	Diversified REIT — 0.00%
52	Vornado Realty Trust	4

	Drug Retail — 0.30%
51,564	CVS Caremark Corp.	1,661

	Electric Utilities — 1.31%
24,022	American Electric Power, Inc.	836
65,687	Duke Energy Corp.	1,130
9,914	Entergy Corp.	811
30,599	Exelon Corp.	1,495
15,399	FirstEnergy Corp.	715
17,995	FPL Group, Inc.	951
39,901	The Southern Co.	1,330

		7,268

	Environmental & Facilities Services — 0.02%
2,580	Waste Management, Inc.	87

	Food Retail — 0.02%
5,132	The Kroger Co.	105

	Health Care Distributors — 0.18%
18,125	Cardinal Health, Inc.	584
6,977	McKesson Corp.	436

		1,020

	Health Care Equipment — 0.24%
48,848	Boston Scientific Corp. (a)	440
9,062	CareFusion Corp. (a)	227
11,002	Zimmer Holdings, Inc. (a)	650

		1,317

	Home Entertainment Software — 0.02%
11,800	Activision Blizzard, Inc. (a)	131

	Home Improvement Retail — 0.64%
51,501	Lowe’s Cos., Inc.	1,205
80,584	The Home Depot, Inc.	2,331

		3,536

Shares	Security Description	Value (000)
	Hotels, Resorts & Cruise Lines — 0.07%
12,069	Carnival Corp. (a)	$382
19	Marriott International, Inc., Class – A	1

		383

	Household Products — 0.59%
2,716	Kimberly-Clark Corp.	173
51,170	The Procter & Gamble Co.	3,102

		3,275

	Industrial Conglomerates — 1.47%
537,846	General Electric Co.	8,137

	Industrial Gases — 0.10%
6,900	Air Products & Chemicals, Inc.	559

	Industrial Machinery — 0.26%
4,965	Danaher Corp.	373
22,652	Illinois Tool Works, Inc.	1,087

		1,460

	Integrated Oil & Gas — 5.34%
101,842	Chevron Corp.	7,841
75,405	ConocoPhillips	3,851
183,940	Exxon Mobil Corp.	12,546
14,600	Hess Corp.	883
36,161	Marathon Oil Corp.	1,129
41,200	Occidental Petroleum Corp.	3,352

		29,602

	Integrated Telecommunication Services — 2.38%
299,629	AT&T, Inc.	8,398
144,505	Verizon Communications, Inc.	4,787

		13,185

	Internet Software & Services — 0.22%
5,516	AOL, Inc. (a)	128
43,800	eBay, Inc. (a)	1,031
4,200	Yahoo!, Inc. (a)	71

		1,230

	Investment Banking & Brokerage — 1.01%
53,153	Morgan Stanley	1,573
23,946	The Goldman Sachs Group, Inc.	4,043

		5,616

	Life & Health Insurance — 0.19%
29,445	MetLife, Inc.	1,041

	Life Sciences Tools & Services — 0.17%
19,653	Thermo Electron Corp. (a)	937

	Managed Health Care — 0.66%
17,620	Aetna, Inc.	559
60,607	UnitedHealth Group, Inc.	1,847
21,466	WellPoint, Inc. (a)	1,251

		3,657

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Movies & Entertainment — 1.34%
2,610	Liberty Media Corp. – Capital, Series A (a)	$120
116,032	News Corp., Class – A	1,589
96,263	The Walt Disney Co.	3,105
60,983	Time Warner, Inc.	1,777
27,795	Viacom, Inc., Class – B (a)	826

		7,417

	Multi-line Insurance — 0.11%
16,548	Loews Corp.	602

	Multi-Utilities — 0.52%
30,131	Dominion Resources, Inc.	1,173
18,805	PG&E Corp.	840
25,900	Public Service Enterprise Group, Inc.	861

		2,874

	Oil & Gas Equipment & Services — 0.92%
15,600	Baker Hughes, Inc.	631
45,700	Halliburton Co.	1,375
21,100	National-Oilwell Varco, Inc.	930
33,300	Schlumberger Ltd.	2,168

		5,104

	Oil & Gas Exploration & Production — 1.52%
25,411	Anadarko Petroleum Corp.	1,586
17,031	Apache Corp.	1,757
31,996	Chesapeake Energy Corp.	828
22,627	Devon Energy Corp.	1,663
12,664	EOG Resources, Inc.	1,232
29,545	XTO Energy, Inc.	1,375

		8,441

	Oil & Gas Refining & Marketing — 0.09%
28,319	Valero Energy Corp.	474

	Oil & Gas Storage & Transportation — 0.11%
29,200	Williams Cos., Inc.	616

	Other Diversified Financial Services — 3.09%
440,012	Bank of America Corp.	6,627
773,111	Citigroup, Inc.	2,559
190,956	JPMorgan Chase & Co.	7,957

		17,143

	Packaged Foods & Meats — 0.49%
9,788	General Mills, Inc.	693
74,963	Kraft Foods, Inc.	2,038

		2,731

	Pharmaceuticals — 2.68%
38,467	Bristol-Myers Squibb Co.	971
24,678	Eli Lilly & Co.	881
31,712	Johnson & Johnson	2,043

Shares	Security Description	Value (000)
	Pharmaceuticals (continued)
95,124	Merck & Co., Inc.	$3,476
409,976	Pfizer, Inc.	7,457

		14,828

	Property & Casualty Insurance — 0.56%
27,412	The Allstate Corp.	824
17,738	The Chubb Corp.	872
27,858	The Travelers Cos., Inc.	1,389

		3,085

	Railroads — 0.70%
13,300	Burlington Northern Santa Fe Corp.	1,312
19,751	CSX Corp.	958
16,257	Norfolk Southern Corp.	852
12,100	Union Pacific Corp.	773

		3,895

	Regional Banks — 0.39%
35,077	BB&T Corp.	890
23,484	PNC Financial Services Group, Inc.	1,240

		2,130

	Retail REIT — 0.10%
6,985	Simon Property Group, Inc.	557
70	The Macerich Co.	3

		560

	Semiconductor Equipment — 0.17%
68,000	Applied Materials, Inc.	948

	Semiconductors — 0.40%
108,934	Intel Corp.	2,222

	Soft Drinks — 0.26%
25,268	The Coca-Cola Co.	1,440

	Specialized Finance — 0.19%
3,163	CME Group, Inc.	1,063

	Specialized REIT — 0.00%
512	Host Hotels & Resorts, Inc.	6

	Steel — 0.13%
15,842	Nucor Corp.	739

	Tobacco — 0.08%
8,475	Reynolds American, Inc.	449

	Wireless Telecommunication Services — 0.10%
145,150	Sprint Nextel Corp. (a)	531

	Total SSgA Funds Management, Inc.	195,261

	Total Common Stocks	542,090

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2009 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S Treasury Obligations — 0.09%
	SSgA Funds Management, Inc. — 0.09%
$479	U.S. Treasury Bill, 0.02%, 3/11/10 (b)(c)	$479

	Total U.S. Treasury Obligations	479

	Time Deposits — 2.32%
	AllianceBernstein L.P. — 1.67%
9,270	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	9,270

	Institutional Capital, LLC — 0.65%
3,610	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	3,610

	Total Time Deposits	12,880

	Mutual Funds — 0.22%
	SSgA Funds Management, Inc. — 0.22%
1,209,921	Alliance Money Market Fund Prime Portfolio, 0.12% (d)	1,210
299	Federated Prime Obligations Portfolio, 0.10% (d)	—

	Total Mutual Funds	1,210

	Total Investments (cost $478,192) — 100.47%	556,659
	Liabilities in excess of other assets — (0.47)%	(2,607)

	Net Assets — 100.00%	$554,052

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

(d)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2009.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ Depreciation (000)
29	S&P 500 E-mini Future	$1,611	Mar-10	$11

	Net Unrealized Appreciation/Depreciation			$11

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 78.68%
	AllianceBernstein L.P. — 37.56%
	Aerospace & Defense — 0.62%
55,600	Northrop Grumman Corp.	$3,105

	Agricultural Products — 1.04%
94,100	Archer-Daniels-Midland Co.	2,946
35,900	Bunge Ltd.	2,292

		5,238

	Apparel Retail — 0.59%
91,800	Limited Brands, Inc.	1,766
58,500	The Gap, Inc.	1,226

		2,992

	Asset Management & Custody Banks — 0.40%
51,500	Ameriprise Financial, Inc.	1,999

	Automobile Manufacturers — 0.43%
217,400	Ford Motor Co. (a)	2,174

	Broadcasting & Cable TV — 0.48%
173,400	CBS Corp., Class – B	2,436

	Building Products — 0.14%
49,700	Masco Corp.	686

	Cable & Satellite — 0.66%
80,700	Time Warner Cable, Inc.	3,340

	Communications Equipment — 1.51%
65,872	Corning, Inc.	1,272
469,800	Motorola, Inc. (a)	3,646
207,500	Nokia Corp. – Sponsored ADR	2,666

		7,584

	Computer Hardware — 0.83%
289,300	Dell, Inc. (a)	4,154

	Computer Storage & Peripherals — 0.38%
43,500	Western Digital Corp. (a)	1,921

	Construction & Farm Machinery — 0.19%
16,900	Caterpillar, Inc.	963

	Consumer Electronics — 0.19%
30,400	Garmin Ltd.	933

	Department Stores — 0.72%
73,000	J.C. Penney Co., Inc.	1,943
99,900	Macy’s, Inc.	1,674

		3,617

	Distillers & Vintners — 0.13%
42,596	Constellation Brands, Inc., Class – A (a)	679

	Diversified Banks — 1.58%
124,700	U.S. Bancorp	2,807
189,800	Wells Fargo & Co.	5,123

		7,930

Shares	Security Description	Value (000)
	Diversified Capital Markets — 0.53%
37,300	Deutsche Bank AG – Registered	$2,645

	Diversified Chemicals — 1.03%
138,900	E.I. du Pont de Nemours & Co.	4,677
43,900	Huntsman Corp.	495

		5,172

	Electronic Manufacturing Services — 0.76%
155,500	Tyco Electronics Ltd.	3,818

	Food Retail — 0.34%
136,300	SUPERVALU, Inc.	1,732

	Health Care Distributors — 0.37%
57,800	Cardinal Health, Inc.	1,864

	Home Improvement Retail — 0.77%
86,400	Lowe’s Cos., Inc.	2,021
63,800	The Home Depot, Inc.	1,846

		3,867

	Homebuilding — 0.69%
73,454	D.R. Horton, Inc.	798
2,800	NVR, Inc. (a)	1,990
70,900	Pulte Homes, Inc. (a)	709

		3,497

	Independent Power Producers & Energy Traders — 0.14%
125,700	RRI Energy, Inc. (a)	719

	Industrial Conglomerates — 1.03%
250,000	General Electric Co.	3,782
73,300	Textron, Inc.	1,379

		5,161

	Industrial Machinery — 0.38%
28,500	Ingersoll-Rand PLC	1,019
15,995	SPX Corp.	875

		1,894

	Integrated Oil & Gas — 2.49%
23,300	Chevron Corp.	1,794
171,900	ConocoPhillips	8,779
24,400	Occidental Petroleum Corp.	1,985

		12,558

	Integrated Telecommunication Services — 1.59%
286,300	AT&T, Inc.	8,025

	Internet Software & Services — 0.08%
17,018	AOL, Inc. (a)	396

	Investment Banking & Brokerage — 1.79%
97,400	Morgan Stanley	2,883
36,300	The Goldman Sachs Group, Inc.	6,129

		9,012

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Life & Health Insurance — 0.35%
26,500	MetLife, Inc.	$937
42,600	Unum Group	831

		1,768

	Movies & Entertainment — 2.80%
463,800	News Corp., Class – A	6,349
174,500	Time Warner, Inc.	5,085
89,700	Viacom, Inc., Class – B (a)	2,667

		14,101

	Multi-line Insurance — 0.28%
61,000	The Hartford Financial Services Group, Inc.	1,419

	Multi-Utilities — 0.19%
60,800	NiSource, Inc.	935

	Oil & Gas Drilling — 0.19%
24,500	ENSCO International, Inc. – Sponsored ADR	979

	Oil & Gas Exploration & Production — 2.74%
30,400	Apache Corp.	3,136
41,000	Cimarex Energy Co.	2,172
86,900	Devon Energy Corp.	6,387
87,000	Nexen, Inc.	2,082

		13,777

	Oil & Gas Refining & Marketing — 0.68%
203,300	Valero Energy Corp.	3,405

	Other Diversified Financial Services — 1.71%
178,100	Bank of America Corp.	2,682
142,000	JPMorgan Chase & Co.	5,917

		8,599

	Packaged Foods & Meats — 0.18%
60,400	Smithfield Foods, Inc. (a)	918

	Pharmaceuticals — 2.82%
206,700	Merck & Co., Inc.	7,553
366,485	Pfizer, Inc.	6,666

		14,219

	Property & Casualty Insurance — 0.78%
34,100	The Travelers Cos., Inc.	1,700
120,400	XL Capital Ltd., Class – A	2,207

		3,907

	Regional Banks — 0.12%
113,700	Regions Financial Corp.	602

	Steel — 0.49%
66,600	AK Steel Holding Corp.	1,422
58,100	Steel Dynamics, Inc.	1,030

		2,452

Shares	Security Description	Value (000)
	Systems Software — 0.78%
36,400	Microsoft Corp.	$1,110
157,900	Symantec Corp. (a)	2,825

		3,935

	Tobacco — 0.51%
131,600	Altria Group, Inc.	2,583

	Wireless Telecommunication Services — 1.06%
936,500	Sprint Nextel Corp. (a)	3,427
83,100	Vodafone Group PLC – Sponsored ADR	1,919

		5,346

	Total AllianceBernstein L.P.	189,056

	Institutional Capital, LLC — 25.85%
	Aerospace & Defense — 1.16%
115,989	Honeywell International, Inc.	4,547
17,250	Lockheed Martin Corp.	1,300

		5,847

	Auto Parts & Equipment — 0.48%
89,150	Johnson Controls, Inc.	2,428

	Brewers — 0.39%
42,980	Molson Coors Brewing Co., Class – B	1,941

	Building Products — 0.22%
79,300	Masco Corp.	1,095

	Communications Equipment — 0.49%
127,800	Corning, Inc.	2,468

	Computer Hardware — 0.84%
81,548	Hewlett-Packard Co.	4,201

	Construction & Farm Machinery — 1.09%
67,250	Caterpillar, Inc.	3,833
36,400	Cummins, Inc.	1,669

		5,502

	Consumer Finance — 0.46%
60,300	Capital One Financial Corp.	2,312

	Diversified Banks — 1.76%
198,300	U.S. Bancorp	4,464
161,940	Wells Fargo & Co.	4,371

		8,835

	Diversified Chemicals — 0.75%
111,400	E.I. du Pont de Nemours & Co.	3,751

	Gold — 0.70%
74,900	Newmont Mining Corp.	3,544

	Health Care Equipment — 0.78%
81,450	Covidien PLC	3,901

	Health Care Services — 0.19%
16,450	DaVita, Inc. (a)	966

	Home Improvement Retail — 1.01%
218,090	Lowe’s Cos., Inc.	5,101

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Institutional Capital, LLC (continued)
	Industrial Conglomerates — 0.19%
50,000	Textron, Inc.	$941

	Insurance Brokers — 0.51%
67,250	Aon Corp.	2,578

	Integrated Oil & Gas — 2.45%
21,350	BP PLC – Sponsored ADR	1,238
59,700	Chevron Corp.	4,596
95,380	Marathon Oil Corp.	2,978
43,126	Occidental Petroleum Corp.	3,508

		12,320

	Integrated Telecommunication Services — 0.52%
94,900	BCE, Inc.	2,620

	IT Consulting & Other Services — 0.48%
58,000	Accenture PLC, Class – A	2,407

	Movies & Entertainment — 0.85%
144,572	Viacom, Inc., Class – B (a)	4,298

	Oil & Gas Equipment & Services — 0.77%
128,950	Halliburton Co.	3,880

	Other Diversified Financial Services — 0.88%
106,499	JPMorgan Chase & Co.	4,438

	Pharmaceuticals — 2.79%
113,351	Merck & Co., Inc.	4,142
282,800	Pfizer, Inc.	5,144
121,250	Sanofi-Aventis – ADR	4,761

		14,047

	Property & Casualty Insurance — 0.27%
27,212	ACE Ltd.	1,371

	Railroads — 0.84%
87,000	CSX Corp.	4,219

	Regional Banks — 0.54%
106,950	BB&T Corp.	2,713

	Restaurants — 0.27%
21,850	McDonald’s Corp.	1,364

	Semiconductors — 1.68%
198,450	Intel Corp.	4,048
169,107	Texas Instruments, Inc.	4,407

		8,455

	Soft Drinks — 1.60%
90,944	PepsiCo, Inc.	5,529
44,030	The Coca-Cola Co.	2,510

		8,039

	Wireless Telecommunication Services — 0.89%
194,940	Vodafone Group PLC – Sponsored ADR	4,501

	Total Institutional Capital, LLC	130,083

Shares	Security Description	Value (000)
	SSgA Funds Management, Inc. — 15.27%
	Aerospace & Defense — 0.33%
6,300	General Dynamics Corp.	$429
5,715	Northrop Grumman Corp.	319
1,800	Raytheon Co.	93
13,332	The Boeing Co.	722
1,385	United Technologies Corp.	96

		1,659

	Agricultural Products — 0.04%
5,673	Archer-Daniels-Midland Co.	178

	Air Freight & Logistics — 0.10%
6,203	FedEx Corp.	518

	Aluminum — 0.03%
10,400	Alcoa, Inc.	168

	Apparel Retail — 0.00%
1,100	The Gap, Inc.	23

	Asset Management & Custody Banks — 0.16%
19,022	Bank of New York Mellon Corp.	532
420	BlackRock, Inc., Class – A	97
1,660	Franklin Resources, Inc.	175

		804

	Auto Parts & Equipment — 0.03%
6,094	Johnson Controls, Inc.	166

	Automobile Manufacturers — 0.12%
62,530	Ford Motor Co. (a)	625

	Cable & Satellite — 0.31%
53,221	Comcast Corp., Class – A	897
10,391	The DIRECTV Group, Inc., Class – A (a)	347
7,034	Time Warner Cable, Inc.	291

		1,535

	Communications Equipment — 0.08%
4,400	Corning, Inc.	85
42,900	Motorola, Inc. (a)	333

		418

	Computer Hardware — 0.11%
10,816	Hewlett-Packard Co.	557

	Computer Storage & Peripherals — 0.13%
36,118	EMC Corp. (a)	631

	Construction & Farm Machinery — 0.14%
6,003	Caterpillar, Inc.	342
6,343	Deere & Co.	343
500	PACCAR, Inc.	18

		703

	Consumer Finance — 0.18%
16,582	American Express Co.	672
6,482	Capital One Financial Corp.	248

		920

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Department Stores — 0.00%
400	Kohl’s Corp. (a)	$22

	Diversified Banks — 0.60%
37,958	U.S. Bancorp	855
81,075	Wells Fargo & Co.	2,188

		3,043

	Diversified Chemicals — 0.20%
12,052	E.I. du Pont de Nemours & Co.	406
22,258	The Dow Chemical Co.	615

		1,021

	Diversified Metals & Mining — 0.06%
3,200	Freeport-McMoRan Copper & Gold, Inc., Class – B (a)	257
900	Southern Copper Corp.	30

		287

	Drug Retail — 0.13%
20,241	CVS Caremark Corp.	652

	Electric Utilities — 0.57%
9,518	American Electric Power, Inc.	331
25,774	Duke Energy Corp.	444
3,900	Entergy Corp.	319
12,033	Exelon Corp.	588
6,117	FirstEnergy Corp.	284
7,120	FPL Group, Inc.	376
15,690	The Southern Co.	523

		2,865

	Environmental & Facilities Services — 0.01%
1,000	Waste Management, Inc.	34

	Food Retail — 0.01%
2,000	The Kroger Co.	41

	Health Care Distributors — 0.08%
7,200	Cardinal Health, Inc.	232
2,787	McKesson Corp.	174

		406

	Health Care Equipment — 0.10%
19,540	Boston Scientific Corp. (a)	176
3,500	CareFusion Corp. (a)	88
4,299	Zimmer Holdings, Inc. (a)	254

		518

	Home Entertainment Software — 0.01%
4,500	Activision Blizzard, Inc. (a)	50

	Home Improvement Retail — 0.28%
20,217	Lowe’s Cos., Inc.	473
31,691	The Home Depot, Inc.	917

		1,390

Shares	Security Description	Value (000)
	Hotels, Resorts & Cruise Lines — 0.03%
4,800	Carnival Corp. (a)	$152

	Household Products — 0.26%
1,100	Kimberly-Clark Corp.	70
20,091	The Procter & Gamble Co.	1,218

		1,288

	Industrial Conglomerates — 0.64%
212,030	General Electric Co.	3,208

	Industrial Gases — 0.04%
2,761	Air Products & Chemicals, Inc.	224

	Industrial Machinery — 0.11%
1,971	Danaher Corp.	148
8,956	Illinois Tool Works, Inc.	430

		578

	Integrated Oil & Gas — 2.32%
40,118	Chevron Corp.	3,089
29,634	ConocoPhillips	1,513
72,474	Exxon Mobil Corp.	4,942
5,795	Hess Corp.	351
14,171	Marathon Oil Corp.	442
16,210	Occidental Petroleum Corp.	1,319

		11,656

	Integrated Telecommunication Services — 1.03%
118,075	AT&T, Inc.	3,309
56,828	Verizon Communications, Inc.	1,883

		5,192

	Internet Software & Services — 0.10%
2,173	AOL, Inc. (a)	51
17,177	eBay, Inc. (a)	404
1,500	Yahoo!, Inc. (a)	25

		480

	Investment Banking & Brokerage — 0.44%
20,883	Morgan Stanley	618
9,445	The Goldman Sachs Group, Inc.	1,595

		2,213

	Life & Health Insurance — 0.08%
11,560	MetLife, Inc.	409

	Life Sciences Tools & Services — 0.07%
7,669	Thermo Electron Corp. (a)	366

	Managed Health Care — 0.29%
7,020	Aetna, Inc.	222
23,780	UnitedHealth Group, Inc.	725
8,471	WellPoint, Inc. (a)	494

		1,441

	Movies & Entertainment — 0.58%
1,020	Liberty Media Corp. – Capital, Series A (a)	47

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Movies & Entertainment (continued)
45,553	News Corp., Class – A	$624
37,903	The Walt Disney Co.	1,222
23,906	Time Warner, Inc.	697
10,832	Viacom, Inc., Class – B (a)	322

		2,912

	Multi-line Insurance — 0.05%
6,552	Loews Corp.	238

	Multi-Utilities — 0.22%
11,800	Dominion Resources, Inc.	459
7,353	PG&E Corp.	328
10,100	Public Service Enterprise Group, Inc.	336

		1,123

	Oil & Gas Equipment & Services — 0.40%
6,200	Baker Hughes, Inc.	251
17,957	Halliburton Co.	540
8,341	National-Oilwell Varco, Inc.	368
13,099	Schlumberger Ltd.	853

		2,012

	Oil & Gas Exploration & Production — 0.66%
9,987	Anadarko Petroleum Corp.	623
6,695	Apache Corp.	691
12,503	Chesapeake Energy Corp.	324
8,840	Devon Energy Corp.	650
4,989	EOG Resources, Inc.	485
11,551	XTO Energy, Inc.	537

		3,310

	Oil & Gas Refining & Marketing — 0.04%
11,326	Valero Energy Corp.	190

	Oil & Gas Storage & Transportation — 0.05%
11,598	Williams Cos., Inc.	244

	Other Diversified Financial Services — 1.34%
173,224	Bank of America Corp.	2,608
303,860	Citigroup, Inc.	1,006
75,229	JPMorgan Chase & Co.	3,135

		6,749

	Packaged Foods & Meats — 0.21%
3,883	General Mills, Inc.	275
29,510	Kraft Foods, Inc.	802

		1,077

	Pharmaceuticals — 1.16%
15,156	Bristol-Myers Squibb Co.	383
9,723	Eli Lilly & Co.	347
12,494	Johnson & Johnson	805
37,446	Merck & Co., Inc.	1,368
161,424	Pfizer, Inc.	2,936

		5,839

Shares or Principal Amount (000)	Security Description	Value (000)
	Property & Casualty Insurance — 0.24%
10,707	The Allstate Corp.	$322
7,025	The Chubb Corp.	345
10,933	The Travelers Cos., Inc.	545

		1,212

	Railroads — 0.31%
5,260	Burlington Northern Santa Fe Corp.	519
7,843	CSX Corp.	380
6,402	Norfolk Southern Corp.	335
4,720	Union Pacific Corp.	302

		1,536

	Regional Banks — 0.17%
13,700	BB&T Corp.	348
9,167	PNC Financial Services Group, Inc.	484

		832

	Retail REIT — 0.05%
2,800	Simon Property Group, Inc.	224
93	The Macerich Co.	3

		227

	Semiconductor Equipment — 0.07%
26,530	Applied Materials, Inc.	370

	Semiconductors — 0.17%
42,768	Intel Corp.	872

	Soft Drinks — 0.11%
9,867	The Coca-Cola Co.	562

	Specialized Finance — 0.08%
1,246	CME Group, Inc.	419

	Specialized REIT — 0.00%
706	Host Hotels & Resorts, Inc.	8

	Steel — 0.06%
6,300	Nucor Corp.	294

	Tobacco — 0.04%
3,400	Reynolds American, Inc.	180

	Wireless Telecommunication Services — 0.04%
56,993	Sprint Nextel Corp. (a)	208

	Total SSgA Funds Management, Inc.	76,855

	Total Common Stocks	395,994

	Corporate Bonds — 0.40%
	PIMCO — 0.40%
$100	American International Group, Inc., MTN, 0.35%, 3/20/12 (b)	86
100	American International Group, Inc., Series 1, MTN, 0.39%, 10/18/11 (b)	90
500	Cox Communications, Inc., 4.63%, 1/15/10	501

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
	PIMCO (continued)
$500	General Electric Capital Corp., Series A, MTN, 0.40%, 9/15/14 (b)	$469
400	Hewlett-Packard Co., 1.31%, 5/27/11 (b)	406
100	SLM Corp., MTN, 5.13%, 8/27/12	94
500	SLM Corp., Series A, MTN, 0.58%, 1/27/14 (b)	386

	Total Corporate Bonds	2,032

	Asset Backed Securities — 0.01%
	PIMCO — 0.01%
36	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	38

	Total Asset Backed Securities	38

	Collateralized Mortgage Obligations — 0.23%
	PIMCO — 0.23%
17	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 5.66%, 9/25/45 (b)	13
80	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47 (b)	75
22	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.41%, 2/25/36 (b)	17
26	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.52%, 2/25/37 (b)	14
28	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.88%, 2/25/37 (b)	20
32	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.43%, 9/25/46 (b)	15
26	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.45%, 7/20/46 (b)	11
922	Fannie Mae, Series 2006-82, Class F, 0.81%, 9/25/36 (b)	914
23	Freddie Mac, Series 3346, Class FA, 0.46%, 2/15/19 (b)	23
80	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	68

	Total Collateralized Mortgage Obligations	1,170

Principal Amount (000)	Security Description	Value (000)
	Foreign Bonds — 0.06%
	PIMCO — 0.06%
$1,500	Kingdom of Denmark, 4.00%, 11/15/19	$296

	Total Foreign Bonds	296

	Municipal Bonds — 0.02%
	PIMCO — 0.02%
	Washington — 0.02%
100	Port Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	99

	Total Municipal Bonds	99

	Certificates of Deposit — 0.18%
	PIMCO — 0.18%
900	Intesa Sanpaolo New York, 2.38%, 12/21/12	892

	Total Certificates of Deposit	892

	U.S. Government Agency Mortgages — 0.31%
	PIMCO — 0.31%
46	Fannie Mae, Pool #886660, 5.50%, 8/1/36	47
499	Fannie Mae, Pool #899977, 5.50%, 9/1/37	522
755	Fannie Mae, Pool #900980, 6.00%, 9/1/36	802
61	Fannie Mae, Pool #928066, 5.50%, 1/1/37	64
37	Fannie Mae, Pool #944215, 6.00%, 7/1/37	40
100	Fannie Mae, Pool #AC1267, 4.00%, 8/1/39	97

	Total U.S. Government Agency Mortgages	1,572

	U.S. Government Agency Securities — 3.38%
	PIMCO — 3.38%
2,000	Fannie Mae, Series BB, 0.07%, 2/4/10 (c)	2,000
2,000	Fannie Mae, 0.05%, 1/13/10 (c)	2,000
2,001	Federal Home Loan Bank, 0.04%, 1/4/10 (c)	2,000
4,000	Federal Home Loan Bank, 0.02%, 1/8/10 (c)	4,000
2,000	Federal Home Loan Bank, 0.06%, 1/13/10 (c)	2,000
1,000	Federal Home Loan Bank, 0.03%, 1/15/10 (c)	1,000
4,000	Federal Home Loan Bank, 0.08%, 2/17/10 (c)	4,000

	Total U.S. Government Agency Securities	17,000

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations — 10.45%
	PIMCO — 10.41%
$7,596	U.S. Treasury Bill, 0.02%, 3/11/10 (c)(d)	$7,596
44,816	U.S. Treasury Bill, 0.17%, 4/22/10 (c)(d)	44,805

	Total PIMCO	52,401

	SSgA Funds Management, Inc. — 0.04%
197	U.S. Treasury Bill, 0.05%, 3/11/10 (c)(d)	197

	Total SSgA Funds Management, Inc.	197

	Total U.S. Treasury Obligations	52,598

	Yankee Dollars — 0.45%
	PIMCO — 0.45%
1,000	International Bank for Reconstruction and Development, 0.08%, 1/5/10 (c)	1,000
1,200	KFW, Series G, MTN, 4.88%, 6/17/19	1,268

	Total Yankee Dollars	2,268

	Time Deposits — 5.52%
	AllianceBernstein L.P. — 1.63%
8,222	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	8,222

	Institutional Capital, LLC — 0.56%
2,826	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	2,826

	PIMCO — 3.33%
16,748	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	16,748

	Total Time Deposits	27,796

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Funds — 0.29%
	SSgA Funds Management, Inc. — 0.29%
1,460,534	Alliance Money Market Fund Prime Portfolio, 0.12% (b)	$1,460
592	Federated Prime Obligations Portfolio, 0.10% (b)	1

	Total Mutual Funds	1,461

	Put Options Purchased — 0.00%
	PIMCO — 0.00%
84	Put – S&P 500 Future Expiring March, 2010 at $475	1

	Total Put Options Purchased	1

	Repurchase Agreements — 0.22%
	PIMCO — 0.22%
$1,100	Deutsche Bank Securities, Inc., 0.08%, 1/5/10, (Purchased on 12/21/09, proceeds at maturity $1,100,034, collateralized by U.S. Treasury, 5.50%, 8/15/28, fair value $1,103,643)	1,100

	Total Repurchase Agreements	1,100

	Total Investments (cost $452,669) — 100.20%	504,317
	Liabilities in excess of other assets — (0.20)%	(988)

	Net Assets — 100.00%	$503,329

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2009.

(c)	Rate disclosed represents effective yield at purchase.

(d)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.

ADR — American Depositary Receipt

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Futures

PIMCO

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ Depreciation (000)
27	S&P 500 E-mini Future	$1,499	Mar-10	$(15)
339	S&P 500 Future	94,132	Mar-10	869

				$854

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ Depreciation (000)
33	S&P 500 E-mini Future	$1,833	Mar-10	$12

	Net Unrealized Appreciation/Depreciation			$866

Written Options on Futures

PIMCO

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ Depreciation (000)
(4)	S&P 500 Future Option	$1,140	$(6)	$(4)	Jan-10	$2
(4)	S&P 500 Future Option	1,050	(9)	(3)	Jan-10	6

	Net Unrealized Appreciation/Depreciation					$8

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2009 (Unaudited)

Currency Contracts

PIMCO

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 12/31/09 (000)	Unrealized Appreciation/ Depreciation (000)
	Currencies Purchased
151,671,000	Korean Won	2/11/10	$129	$131	$2
152,055,000	Korean Won	2/11/10	129	131	2
74,000,000	Korean Won	7/28/10	62	64	2
142,785,000	Korean Won	7/28/10	121	124	3
341,772,000	Korean Won	8/27/10	290	296	6
153,698,000	Korean Won	11/12/10	131	134	3
84,019,000	Korean Won	11/12/10	72	73	1
50,000	Singapore Dollar	1/7/10	36	36	—
276,870	Singapore Dollar	2/11/10	200	197	(3)

	Total Currencies Purchased		$1,170	$1,186	$16

	Currencies Sold
10,000	British Sterling Pound	1/13/10	17	16	1
83,000	Danish Kroner	1/27/10	16	16	—
203,000	Euro	3/17/10	295	291	4
81,000,000	Japanese Yen	1/14/10	902	870	32

	Total Currencies Sold		$1,230	$1,193	$37

	Net Unrealized Appreciation/Depreciation				$53

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.62%
	Jennison Associates LLC — 36.79%
	Aerospace & Defense — 0.58%
16,880	Precision Castparts Corp.	$1,863
44,550	United Technologies Corp.	3,092

		4,955

	Apparel, Accessories & Luxury — 0.22%
51,160	Coach, Inc.	1,869

	Application Software — 1.57%
213,366	Adobe Systems, Inc. (a)	7,848
57,010	Salesforce.com, Inc. (a)	4,206
55,600	SolarWinds, Inc. (a)	1,279

		13,333

	Auto Parts & Equipment — 0.26%
81,400	Johnson Controls, Inc.	2,217

	Biotechnology — 1.70%
93,568	Celgene Corp. (a)	5,210
158,841	Gilead Sciences, Inc. (a)	6,874
54,700	Vertex Pharmaceuticals, Inc. (a)	2,344

		14,428

	Communications Equipment — 2.51%
367,471	Cisco Systems, Inc. (a)	8,797
91,600	Juniper Networks, Inc. (a)	2,443
217,521	Qualcomm, Inc.	10,063

		21,303

	Computer Hardware — 3.18%
71,571	Apple, Inc. (a)	15,091
169,831	Hewlett-Packard Co.	8,748
24,400	International Business Machines Corp.	3,194

		27,033

	Computer Storage & Peripherals — 0.63%
154,802	NetApp, Inc. (a)	5,324

	Construction & Farm Machinery — 0.15%
27,700	Cummins, Inc.	1,270

	Data Processing & Outsourced Services — 2.06%
31,200	MasterCard, Inc., Class – A	7,987
108,714	Visa, Inc., Class – A	9,508

		17,495

	Department Stores — 0.42%
65,700	Kohl’s Corp. (a)	3,543

	Electronic Equipment & Instruments — 0.38%
103,958	Agilent Technologies, Inc. (a)	3,230

	Footwear — 0.72%
93,097	NIKE, Inc., Class – B	6,151

	General Merchandise Stores — 0.54%
26,500	Dollar General Corp. (a)	595

Shares	Security Description	Value (000)
	General Merchandise Stores (continued)
82,000	Target Corp.	$3,966

		4,561

	Health Care Equipment — 0.76%
109,900	Baxter International, Inc.	6,449

	Health Care Services — 1.09%
13,400	Express Scripts, Inc. (a)	1,158
126,829	Medco Health Solutions, Inc. (a)	8,106

		9,264

	Health Care Supplies — 1.01%
52,129	Alcon, Inc.	8,567

	Hotels, Resorts & Cruise Lines — 0.35%
109,484	Marriott International, Inc., Class – A	2,983

	Household Products — 0.50%
52,032	Colgate-Palmolive Co.	4,274

	Hypermarkets & Super Centers — 0.73%
105,553	Costco Wholesale Corp.	6,246

	Industrial Gases — 0.36%
38,200	Praxair, Inc.	3,068

	Integrated Oil & Gas — 1.17%
68,553	Occidental Petroleum Corp.	5,577
91,600	Petroleo Brasileiro SA – ADR	4,367

		9,944

	Internet Retail — 1.50%
94,612	Amazon.com, Inc. (a)	12,727

	Internet Software & Services — 2.45%
6,287	Baidu, Inc. – Sponsored ADR (a)	2,586
25,317	Google, Inc., Class – A (a)	15,696
116,400	Tencent Holdings Ltd. – ADR	2,528

		20,810

	Investment Banking & Brokerage — 1.61%
293,827	Charles Schwab Corp.	5,530
48,340	The Goldman Sachs Group, Inc.	8,162

		13,692

	Life Sciences Tools & Services — 0.18%
48,900	Illumina, Inc. (a)	1,499

	Movies & Entertainment — 0.79%
208,572	The Walt Disney Co.	6,726

	Oil & Gas Equipment & Services — 0.70%
73,468	Schlumberger Ltd.	4,782
67,200	Weatherford International Ltd. (a)	1,204

		5,986

	Oil & Gas Exploration & Production — 0.42%
74,699	Southwestern Energy Co. (a)	3,600

	Other Diversified Financial Services — 0.42%
58,700	Bank of America Corp.	884

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jennison Associates LLC (continued)
	Other Diversified Financial Services (continued)
65,000	JPMorgan Chase & Co.	$2,709

		3,593

	Packaged Foods & Meats — 0.54%
14,440	Cadbury PLC – Sponsored ADR	742
119,700	Unilever PLC – Sponsored ADR	3,818

		4,560

	Pharmaceuticals — 3.27%
97,623	Abbott Laboratories	5,271
142,155	Mylan Laboratories, Inc. (a)	2,620
53,300	Novartis AG – ADR	2,901
168,300	Pfizer, Inc.	3,061
107,820	Roche Holdings AG – ADR	4,550
58,630	Shire PLC – ADR	3,442
105,412	Teva Pharmaceutical Industries Ltd. – ADR	5,922

		27,767

	Railroads — 0.38%
50,400	Union Pacific Corp.	3,221

	Restaurants — 0.31%
114,300	Starbucks Corp. (a)	2,636

	Semiconductors — 1.09%
112,500	Analog Devices, Inc.	3,553
36,200	Cree, Inc. (a)	2,040
179,000	Intel Corp.	3,652

		9,245

	Soft Drinks — 0.45%
62,600	PepsiCo, Inc.	3,806

	Specialty Stores — 0.40%
51,600	Staples, Inc.	1,269
50,100	Tiffany & Co.	2,154

		3,423

	Systems Software — 1.41%
355,300	Microsoft Corp.	10,833
26,800	VMware, Inc., Class – A (a)	1,136

		11,969

	Total Jennison Associates LLC	312,767

	SSgA Funds Management, Inc. — 23.26%
	Advertising — 0.07%
14,940	Omnicom Group, Inc.	585

	Aerospace & Defense — 0.74%
1,600	General Dynamics Corp.	109
36,427	Honeywell International, Inc.	1,428
15,446	Lockheed Martin Corp.	1,164
1,892	Northrop Grumman Corp.	106

Shares	Security Description	Value (000)
	Aerospace & Defense (continued)
14,686	Raytheon Co.	$756
2,897	The Boeing Co.	157
37,552	United Technologies Corp.	2,606

		6,326

	Agricultural Products — 0.06%
17,300	Archer-Daniels-Midland Co.	542

	Air Freight & Logistics — 0.23%
33,828	United Parcel Service, Inc., Class – B	1,941

	Aluminum — 0.04%
21,592	Alcoa, Inc.	348

	Apparel Retail — 0.05%
20,521	The Gap, Inc.	430

	Application Software — 0.11%
25,445	Adobe Systems, Inc. (a)	936

	Asset Management & Custody Banks — 0.17%
12,000	Bank of New York Mellon Corp.	336
503	BlackRock, Inc., Class – A	117
3,275	Franklin Resources, Inc.	345
11,648	Northern Trust Corp.	610

		1,408

	Auto Parts & Equipment — 0.06%
17,869	Johnson Controls, Inc.	487

	Biotechnology — 0.86%
49,400	Amgen, Inc. (a)	2,795
13,954	Biogen Idec, Inc. (a)	746
22,356	Celgene Corp. (a)	1,245
12,956	Genzyme Corp. (a)	635
44,043	Gilead Sciences, Inc. (a)	1,906

		7,327

	Cable & Satellite — 0.11%
10,594	Comcast Corp., Class – A	179
22,162	DirecTV Group, Inc., Class A (a)	739

		918

	Coal & Consumable Fuels — 0.07%
12,908	Peabody Energy Corp.	583

	Communications Equipment — 1.46%
280,134	Cisco Systems, Inc. (a)	6,706
64,526	Corning, Inc.	1,246
25,366	Juniper Networks, Inc. (a)	677
7,600	Motorola, Inc. (a)	59
80,778	Qualcomm, Inc.	3,737

		12,425

	Computer & Electronics Retail — 0.08%
16,211	Best Buy Co., Inc.	640

	Computer Hardware — 2.75%
43,307	Apple, Inc. (a)	9,132

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Computer Hardware (continued)
83,298	Dell, Inc. (a)	$1,196
89,849	Hewlett-Packard Co.	4,628
64,186	International Business Machines Corp.	8,402

		23,358

	Computer Storage & Peripherals — 0.02%
10,259	EMC Corp. (a)	179

	Construction & Farm Machinery — 0.20%
14,613	Caterpillar, Inc.	833
5,154	Deere & Co.	278
16,211	PACCAR, Inc.	588

		1,699

	Consumer Finance — 0.07%
8,854	American Express Co.	359
6,100	Capital One Financial Corp.	234

		593

	Data Processing & Outsourced Services — 0.55%
24,528	Automatic Data Processing, Inc.	1,050
4,149	MasterCard, Inc., Class – A	1,062
33,981	The Western Union Co.	641
21,976	Visa, Inc., Class – A	1,922

		4,675

	Department Stores — 0.09%
13,843	Kohl’s Corp. (a)	746

	Diversified Banks — 0.11%
34,200	Wells Fargo & Co.	923

	Diversified Chemicals — 0.06%
14,400	E.I. du Pont de Nemours & Co.	485

	Diversified Metals & Mining — 0.14%
12,100	Freeport-McMoRan Copper & Gold, Inc., Class – B (a)	972
6,325	Southern Copper Corp.	208

		1,180

	Drug Retail — 0.29%
21,530	CVS Caremark Corp.	693
48,192	Walgreen Co.	1,770

		2,463

	Electric Utilities — 0.03%
2,854	Exelon Corp.	140
2,600	FPL Group, Inc.	137

		277

	Electrical Components & Equipment — 0.22%
36,759	Emerson Electric Co.	1,566
2,527	First Solar, Inc. (a)	342

		1,908

Shares	Security Description	Value (000)
	Environmental & Facilities Services — 0.09%
21,385	Waste Management, Inc.	$723

	Fertilizers & Agricultural Chemicals — 0.31%
26,670	Monsanto Co.	2,180
7,647	The Mosaic Co.	457

		2,637

	Food Distributors — 0.09%
28,566	Sysco Corp.	798

	Food Retail — 0.06%
26,416	The Kroger Co.	542

	Footwear — 0.14%
17,491	NIKE, Inc., Class – B	1,156

	General Merchandise Stores — 0.21%
36,749	Target Corp.	1,777

	Gold — 0.13%
23,437	Newmont Mining Corp.	1,109

	Health Care Distributors — 0.05%
6,342	McKesson Corp.	396

	Health Care Equipment — 0.79%
29,620	Baxter International, Inc.	1,738
11,584	Becton, Dickinson & Co.	914
26,387	Boston Scientific Corp. (a)	237
54,668	Medtronic, Inc.	2,404
16,773	St. Jude Medical, Inc. (a)	617
16,483	Stryker Corp.	830

		6,740

	Health Care Services — 0.31%
13,299	Express Scripts, Inc. (a)	1,150
23,574	Medco Health Solutions, Inc. (a)	1,506

		2,656

	Home Entertainment Software — 0.02%
16,018	Activision Blizzard, Inc. (a)	178

	Home Improvement Retail — 0.08%
22,329	Lowe’s Cos., Inc.	522
5,600	The Home Depot, Inc.	162

		684

	Hotels, Resorts & Cruise Lines — 0.04%
9,762	Carnival Corp. (a)	309
17	Marriott International, Inc., Class – A	1

		310

	Household Products — 1.03%
24,409	Colgate-Palmolive Co.	2,005
17,466	Kimberly-Clark Corp.	1,113
92,707	The Procter & Gamble Co.	5,621

		8,739

	Hypermarkets & Super Centers — 0.82%
21,108	Costco Wholesale Corp.	1,249

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Hypermarkets & Super Centers (continued)
107,377	Wal-Mart Stores, Inc.	$5,739

		6,988

	Industrial Conglomerates — 0.33%
33,881	3M Co.	2,801

	Industrial Gases — 0.17%
3,473	Air Products & Chemicals, Inc.	282
14,885	Praxair, Inc.	1,195

		1,477

	Industrial Machinery — 0.07%
7,785	Danaher Corp.	585

	Integrated Oil & Gas — 0.49%
61,139	Exxon Mobil Corp.	4,169

	Internet Retail — 0.25%
15,908	Amazon.com, Inc. (a)	2,140

	Internet Software & Services — 0.99%
12,454	eBay, Inc. (a)	293
11,638	Google, Inc., Class – A (a)	7,215
53,924	Yahoo!, Inc. (a)	905

		8,413

	Investment Banking & Brokerage — 0.18%
46,070	Charles Schwab Corp.	867
15,155	Morgan Stanley	448
1,520	The Goldman Sachs Group, Inc.	257

		1,572

	Life & Health Insurance — 0.12%
22,877	AFLAC, Inc.	1,058

	Life Sciences Tools & Services — 0.01%
1,698	Thermo Electron Corp. (a)	81

	Managed Health Care — 0.03%
4,711	Aetna, Inc.	149
1,490	WellPoint, Inc. (a)	87

		236

	Oil & Gas Equipment & Services — 0.20%
26,575	Schlumberger Ltd.	1,730

	Oil & Gas Exploration & Production — 0.09%
16,679	Southwestern Energy Co. (a)	804

	Packaged Foods & Meats — 0.13%
6,668	General Mills, Inc.	472
12,314	Kellogg Co.	655

		1,127

	Pharmaceuticals — 1.87%
74,994	Abbott Laboratories	4,049
14,740	Allergan, Inc.	929
46,703	Bristol-Myers Squibb Co.	1,179

Shares	Security Description	Value (000)
	Pharmaceuticals (continued)
25,783	Eli Lilly & Co.	$921
103,545	Johnson & Johnson	6,669
57,686	Merck & Co., Inc.	2,108

		15,855

	Railroads — 0.11%
2,303	Norfolk Southern Corp.	121
12,944	Union Pacific Corp.	827

		948

	Restaurants — 0.58%
53,822	McDonald’s Corp.	3,361
35,714	Starbucks Corp. (a)	823
22,427	YUM! Brands, Inc.	784

		4,968

	Retail REIT — 0.05%
4,948	Simon Property Group, Inc.	395
1	The Macerich Co.	—

		395

	Semiconductors — 0.68%
23,850	Broadcom Corp., Class – A (a)	750
168,265	Intel Corp.	3,433
62,281	Texas Instruments, Inc.	1,623

		5,806

	Soft Drinks — 1.13%
75,555	PepsiCo, Inc.	4,594
88,350	The Coca-Cola Co.	5,036

		9,630

	Specialized Finance — 0.01%
148	CME Group, Inc.	50

	Specialty Stores — 0.10%
34,644	Staples, Inc.	852

	Systems Software — 1.98%
374,411	Microsoft Corp.	11,416
185,591	Oracle Corp.	4,555
39,800	Symantec Corp. (a)	712
2,557	VMware, Inc., Class – A (a)	108

		16,791

	Tobacco — 0.77%
101,089	Altria Group, Inc.	1,985
95,253	Philip Morris International, Inc.	4,590

		6,575

	Wireless Telecommunication Services — 0.10%
19,258	American Tower Corp., Class – A (a)	832

	Total SSgA Funds Management, Inc.	197,710

	Sustainable Growth Advisers — 38.57%
	Air Freight & Logistics — 1.18%
120,210	FedEx Corp.	10,032

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sustainable Growth Advisers (continued)
	Application Software — 0.81%
147,004	SAP AG – Sponsored ADR	$6,881

	Asset Management & Custody Banks — 1.63%
317,978	State Street Corp.	13,845

	Communications Equipment — 1.17%
214,703	Qualcomm, Inc.	9,932

	Computer Hardware — 1.20%
48,479	Apple, Inc. (a)	10,222

	Consumer Finance — 0.88%
184,452	American Express Co.	7,474

	Data Processing & Outsourced Services — 3.15%
222,186	Automatic Data Processing, Inc.	9,514
197,325	Visa, Inc., Class – A	17,259

		26,773

	Fertilizers & Agricultural Chemicals — 1.18%
123,205	Monsanto Co.	10,072

	Health Care Distributors — 0.70%
112,837	Henry Schein, Inc. (a)	5,935

	Health Care Equipment — 2.37%
175,178	Medtronic, Inc.	7,704
210,859	Zimmer Holdings, Inc. (a)	12,464

		20,168

	Health Care Technology — 1.04%
107,670	Cerner Corp. (a)	8,876

	Home Improvement Retail — 1.17%
426,999	Lowe’s Cos., Inc.	9,987

	Internet Retail — 1.53%
96,726	Amazon.com, Inc. (a)	13,012

	Internet Software & Services — 1.68%
23,040	Google, Inc., Class – A (a)	14,284

	Oil & Gas Equipment & Services — 2.63%
283,955	National Oilwell Varco, Inc.	12,520
151,320	Schlumberger Ltd.	9,849

		22,369

	Pharmaceuticals — 3.40%
204,940	Johnson & Johnson	13,200
278,824	Teva Pharmaceutical Industries Ltd. – ADR	15,664

		28,864

	Restaurants — 1.52%
561,442	Starbucks Corp. (a)	12,947

	Soft Drinks — 2.61%
150,078	PepsiCo, Inc.	9,125
229,348	The Coca-Cola Co.	13,073

		22,198

	Specialty Chemicals — 1.08%
206,682	Ecolab, Inc.	9,216

Shares or Principal Amount (000)	Security Description	Value (000)
	Specialty Stores — 2.00%
691,617	Staples, Inc.	$17,007

	Systems Software — 3.93%
417,582	Microsoft Corp.	12,732
573,055	Oracle Corp.	14,063
213,300	Red Hat, Inc. (a)	6,591

		33,386

	Trading Companies & Distributors — 1.70%
346,680	Fastenal Co.	14,436

	Total Sustainable Growth Advisers	327,916

	Total Common Stocks	838,393

	Preferred Stocks — 0.25%
	Jennison Associates LLC — 0.25%
	Other Diversified Financial Services — 0.25%
138,900	Bank of America Corp.	2,072

	Total Preferred Stocks	2,072

	U.S. Treasury Obligations — 0.02%
	SSgA Funds Management, Inc. — 0.02%
$192	U.S. Treasury Bill, 0.02%, 3/11/10 (b)(c)	192

	Total U.S. Treasury Obligations	192

	Time Deposits — 0.89%
	Jennison Associates LLC — 0.50%
4,261	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	4,261
	Sustainable Growth Advisers — 0.38%
3,263	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	3,263

	Total Time Deposits	7,524

	Mutual Funds — 0.14%
	SSgA Funds Management, Inc. — 0.14%
1,207,896	Alliance Money Market Fund Prime Portfolio, 0.12% (d)	1,208
110	Federated Prime Obligations Portfolio, 0.10% (d)	—

	Total Mutual Funds	1,208

	Total Investments (cost $658,864) — 99.92%	849,389
	Other assets in excess of liabilities — 0.08%	688

	Net Assets — 100.00%	$850,077

Amounts	designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2009 (Unaudited)

(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

(d)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2009.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ Depreciation (000)
24	NASDAQ 100 E-mini Future	$892	Mar-10	$9
24	S&P 500 E-mini Future	1,333	Mar-10	29

	Net Unrealized Appreciation/Depreciation			$38

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 80.31%
	Jennison Associates LLC — 36.48%
	Aerospace & Defense — 0.58%
13,770	Precision Castparts Corp.	$1,519
37,930	United Technologies Corp.	2,633

		4,152

	Apparel, Accessories & Luxury — 0.22%
42,640	Coach, Inc.	1,558

	Application Software — 1.41%
179,934	Adobe Systems, Inc. (a)	6,618
48,110	Salesforce.com, Inc. (a)	3,549

		10,167

	Auto Parts & Equipment — 0.26%
67,600	Johnson Controls, Inc.	1,841

	Biotechnology — 1.69%
77,912	Celgene Corp. (a)	4,338
132,709	Gilead Sciences, Inc. (a)	5,744
49,600	Vertex Pharmaceuticals, Inc. (a)	2,125

		12,207

	Communications Equipment — 2.62%
310,449	Cisco Systems, Inc. (a)	7,432
77,400	Juniper Networks, Inc. (a)	2,064
203,099	Qualcomm, Inc.	9,396

		18,892

	Computer Hardware — 3.16%
59,747	Apple, Inc. (a)	12,598
144,649	Hewlett-Packard Co.	7,451
20,700	International Business Machines Corp.	2,710

		22,759

	Computer Storage & Peripherals — 0.61%
128,800	NetApp, Inc. (a)	4,429

	Construction & Farm Machinery — 0.15%
23,100	Cummins, Inc.	1,059

	Data Processing & Outsourced Services — 2.05%
26,900	MasterCard, Inc., Class – A	6,886
90,286	Visa, Inc., Class – A	7,896

		14,782

	Department Stores — 0.43%
57,900	Kohl’s Corp. (a)	3,123

	Electronic Equipment & Instruments — 0.38%
88,120	Agilent Technologies, Inc. (a)	2,738

	Footwear — 0.71%
77,403	NIKE, Inc., Class – B	5,114

	General Merchandise Stores — 0.55%
26,300	Dollar General Corp. (a)	590
69,200	Target Corp.	3,347

		3,937

Shares	Security Description	Value (000)
	Health Care Equipment — 0.74%
91,330	Baxter International, Inc.	$5,359

	Health Care Services — 1.04%
11,200	Express Scripts, Inc. (a)	968
102,041	Medco Health Solutions, Inc. (a)	6,522

		7,490

	Health Care Supplies — 0.96%
41,951	Alcon, Inc.	6,895

	Hotels, Resorts & Cruise Lines — 0.34%
91,009	Marriott International, Inc., Class – A	2,480

	Household Products — 0.50%
43,938	Colgate-Palmolive Co.	3,610

	Hypermarkets & Super Centers — 0.72%
87,357	Costco Wholesale Corp.	5,169

	Industrial Gases — 0.36%
32,200	Praxair, Inc.	2,586

	Integrated Oil & Gas — 1.16%
57,397	Occidental Petroleum Corp.	4,669
76,800	Petroleo Brasileiro SA – ADR	3,662

		8,331

	Internet Retail — 1.49%
79,648	Amazon.com, Inc. (a)	10,714

	Internet Software & Services — 2.42%
5,730	Baidu, Inc. – Sponsored ADR (a)	2,356
21,121	Google, Inc., Class – A (a)	13,095
91,500	Tencent Holdings Ltd. – ADR	1,987

		17,438

	Investment Banking & Brokerage — 1.69%
244,853	Charles Schwab Corp.	4,608
28,200	Morgan Stanley	835
40,020	The Goldman Sachs Group, Inc.	6,757

		12,200

	Life Sciences Tools & Services — 0.17%
41,100	Illumina, Inc. (a)	1,260

	Movies & Entertainment — 0.81%
180,528	The Walt Disney Co.	5,822

	Oil & Gas Equipment & Services — 0.70%
61,602	Schlumberger Ltd.	4,009
56,600	Weatherford International Ltd. (a)	1,014

		5,023

	Oil & Gas Exploration & Production — 0.43%
63,791	Southwestern Energy Co. (a)	3,075

	Other Diversified Financial Services — 0.42%
49,400	Bank of America Corp.	744
54,100	JPMorgan Chase & Co.	2,254

		2,998

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jennison Associates LLC (continued)
	Packaged Foods & Meats — 0.53%
12,230	Cadbury PLC – Sponsored ADR	$628
100,000	Unilever PLC – Sponsored ADR	3,190

		3,818

	Pharmaceuticals — 3.22%
78,177	Abbott Laboratories	4,221
110,945	Mylan Laboratories, Inc. (a)	2,045
48,300	Novartis AG – ADR	2,629
142,900	Pfizer, Inc.	2,599
90,800	Roche Holdings AG – ADR	3,832
48,570	Shire PLC – ADR	2,851
88,958	Teva Pharmaceutical Industries Ltd. – ADR	4,997

		23,174

	Railroads — 0.37%
42,200	Union Pacific Corp.	2,697

	Restaurants — 0.29%
92,100	Starbucks Corp. (a)	2,124

	Semiconductors — 1.08%
94,000	Analog Devices, Inc.	2,969
30,600	Cree, Inc. (a)	1,725
150,700	Intel Corp.	3,074

		7,768

	Soft Drinks — 0.44%
52,220	PepsiCo, Inc.	3,175

	Specialty Stores — 0.39%
42,900	Staples, Inc.	1,055
41,000	Tiffany & Co.	1,763

		2,818

	Systems Software — 1.39%
297,210	Microsoft Corp.	9,062
22,300	VMware, Inc., Class – A (a)	945

		10,007

	Total Jennison Associates LLC	262,789

	SSgA Funds Management, Inc. — 5.60%
	Advertising — 0.02%
3,130	Omnicom Group, Inc.	123

	Aerospace & Defense — 0.18%
340	General Dynamics Corp.	23
7,391	Honeywell International, Inc.	290
3,179	Lockheed Martin Corp.	239
400	Northrop Grumman Corp.	22
3,000	Raytheon Co.	155
600	The Boeing Co.	32
7,660	United Technologies Corp.	532

		1,293

Shares	Security Description	Value (000)
	Agricultural Products — 0.02%
3,627	Archer-Daniels-Midland Co.	$114

	Air Freight & Logistics — 0.05%
6,901	United Parcel Service, Inc., Class – B	396

	Aluminum — 0.01%
4,500	Alcoa, Inc.	73

	Apparel Retail — 0.01%
4,298	The Gap, Inc.	90

	Application Software — 0.03%
5,193	Adobe Systems, Inc. (a)	191

	Asset Management & Custody Banks — 0.04%
2,400	Bank of New York Mellon Corp.	67
111	BlackRock, Inc., Class – A	26
670	Franklin Resources, Inc.	71
2,426	Northern Trust Corp.	127

		291

	Auto Parts & Equipment — 0.01%
3,635	Johnson Controls, Inc.	99

	Biotechnology — 0.21%
10,015	Amgen, Inc. (a)	566
2,803	Biogen Idec, Inc. (a)	150
4,539	Celgene Corp. (a)	253
2,714	Genzyme Corp. (a)	133
8,962	Gilead Sciences, Inc. (a)	388

		1,490

	Cable & Satellite — 0.03%
2,100	Comcast Corp., Class – A	35
4,522	DirecTV Group, Inc., Class A (a)	151

		186

	Coal & Consumable Fuels — 0.02%
2,691	Peabody Energy Corp.	122

	Communications Equipment — 0.35%
57,196	Cisco Systems, Inc. (a)	1,369
13,177	Corning, Inc.	255
5,263	Juniper Networks, Inc. (a)	140
1,400	Motorola, Inc. (a)	11
16,400	Qualcomm, Inc.	759

		2,534

	Computer & Electronics Retail — 0.02%
3,348	Best Buy Co., Inc.	132

	Computer Hardware — 0.66%
8,848	Apple, Inc. (a)	1,866
17,000	Dell, Inc. (a)	244
18,348	Hewlett-Packard Co.	945
13,106	International Business Machines Corp.	1,715

		4,770

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Computer Storage & Peripherals — 0.01%
2,100	EMC Corp. (a)	$37

	Construction & Farm Machinery — 0.05%
3,010	Caterpillar, Inc.	172
1,061	Deere & Co.	57
3,337	PACCAR, Inc.	121

		350

	Consumer Finance — 0.02%
1,837	American Express Co.	74
1,294	Capital One Financial Corp.	50

		124

	Data Processing & Outsourced Services — 0.13%
4,977	Automatic Data Processing, Inc.	213
848	MasterCard, Inc., Class – A	217
7,053	The Western Union Co.	133
4,472	Visa, Inc., Class – A	391

		954

	Department Stores — 0.02%
2,858	Kohl’s Corp. (a)	154

	Diversified Banks — 0.03%
6,966	Wells Fargo & Co.	188

	Diversified Chemicals — 0.01%
3,013	E.I. du Pont de Nemours & Co.	101

	Diversified Metals & Mining — 0.03%
2,479	Freeport-McMoRan Copper & Gold, Inc., Class – B (a)	199
1,300	Southern Copper Corp.	43

		242

	Drug Retail — 0.07%
4,466	CVS Caremark Corp.	144
9,801	Walgreen Co.	360

		504

	Electric Utilities — 0.01%
556	Exelon Corp.	27
552	FPL Group, Inc.	29

		56

	Electrical Components & Equipment — 0.05%
7,466	Emerson Electric Co.	318
500	First Solar, Inc. (a)	68

		386

	Environmental & Facilities Services — 0.02%
4,437	Waste Management, Inc.	150

	Fertilizers & Agricultural Chemicals — 0.08%
5,445	Monsanto Co.	445

Shares	Security Description	Value (000)
	Fertilizers & Agricultural Chemicals (continued)
1,597	The Mosaic Co.	$96

		541

	Food Distributors — 0.02%
5,828	Sysco Corp.	163

	Food Retail — 0.02%
5,500	The Kroger Co.	113

	Footwear — 0.03%
3,586	NIKE, Inc., Class – B	237

	General Merchandise Stores — 0.05%
7,470	Target Corp.	361

	Gold — 0.03%
4,724	Newmont Mining Corp.	223

	Health Care Distributors — 0.01%
1,340	McKesson Corp.	84

	Health Care Equipment — 0.19%
5,990	Baxter International, Inc.	351
2,375	Becton, Dickinson & Co.	187
5,200	Boston Scientific Corp. (a)	47
11,165	Medtronic, Inc.	491
3,440	St. Jude Medical, Inc. (a)	127
3,354	Stryker Corp.	169

		1,372

	Health Care Services — 0.07%
2,716	Express Scripts, Inc. (a)	235
4,757	Medco Health Solutions, Inc. (a)	304

		539

	Home Entertainment Software — 0.00%
3,200	Activision Blizzard, Inc. (a)	36

	Home Improvement Retail — 0.02%
4,680	Lowe’s Cos., Inc.	109
1,100	The Home Depot, Inc.	32

		141

	Hotels, Resorts & Cruise Lines — 0.01%
2,000	Carnival Corp. (a)	63

	Household Products — 0.25%
4,934	Colgate-Palmolive Co.	405
3,583	Kimberly-Clark Corp.	228
18,928	The Procter & Gamble Co.	1,148

		1,781

	Hypermarkets & Super Centers — 0.20%
4,274	Costco Wholesale Corp.	253
21,919	Wal-Mart Stores, Inc.	1,171

		1,424

	Industrial Conglomerates — 0.08%
6,877	3M Co.	569

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Industrial Gases — 0.04%
732	Air Products & Chemicals, Inc.	$59
3,072	Praxair, Inc.	247

		306

	Industrial Machinery — 0.02%
1,600	Danaher Corp.	120

	Integrated Oil & Gas — 0.12%
12,478	Exxon Mobil Corp.	851

	Internet Retail — 0.06%
3,245	Amazon.com, Inc. (a)	437

	Internet Software & Services — 0.24%
2,600	eBay, Inc. (a)	61
2,375	Google, Inc., Class – A (a)	1,472
11,055	Yahoo!, Inc. (a)	186

		1,719

	Investment Banking & Brokerage — 0.04%
9,337	Charles Schwab Corp.	176
3,127	Morgan Stanley	93
316	The Goldman Sachs Group, Inc.	53

		322

	Life & Health Insurance — 0.03%
4,638	AFLAC, Inc.	214

	Life Sciences Tools & Services — 0.00%
355	Thermo Electron Corp. (a)	17

	Managed Health Care — 0.01%
933	Aetna, Inc.	29
358	WellPoint, Inc. (a)	21

		50

	Oil & Gas Equipment & Services — 0.05%
5,368	Schlumberger Ltd.	349

	Oil & Gas Exploration & Production — 0.02%
3,355	Southwestern Energy Co. (a)	162

	Packaged Foods & Meats — 0.03%
1,367	General Mills, Inc.	97
2,554	Kellogg Co.	136

		233

	Pharmaceuticals — 0.45%
15,328	Abbott Laboratories	828
3,052	Allergan, Inc.	192
9,441	Bristol-Myers Squibb Co.	238
5,267	Eli Lilly & Co.	188
21,149	Johnson & Johnson	1,362
11,675	Merck & Co., Inc.	427

		3,235

Shares	Security Description	Value (000)
	Railroads — 0.03%
461	Norfolk Southern Corp.	$24
2,678	Union Pacific Corp.	171

		195

	Restaurants — 0.14%
10,931	McDonald’s Corp.	682
7,296	Starbucks Corp. (a)	168
4,538	YUM! Brands, Inc.	159

		1,009

	Retail REIT — 0.01%
1,000	Simon Property Group, Inc.	80

	Semiconductors — 0.16%
4,839	Broadcom Corp., Class – A (a)	152
34,141	Intel Corp.	696
12,619	Texas Instruments, Inc.	329

		1,177

	Soft Drinks — 0.27%
15,440	PepsiCo, Inc.	939
18,038	The Coca-Cola Co.	1,028

		1,967

	Specialized Finance — 0.00%
41	CME Group, Inc.	14

	Specialty Stores — 0.02%
7,088	Staples, Inc.	174

	Systems Software — 0.48%
76,455	Microsoft Corp.	2,331
37,887	Oracle Corp.	930
8,254	Symantec Corp. (a)	148
500	VMware, Inc., Class – A (a)	21

		3,430

	Tobacco — 0.19%
20,474	Altria Group, Inc.	402
19,444	Philip Morris International, Inc.	937

		1,339

	Wireless Telecommunication Services — 0.02%
3,896	American Tower Corp., Class – A (a)	168

	Total SSgA Funds Management, Inc.	40,365

	Sustainable Growth Advisers — 38.23%
	Air Freight & Logistics — 1.13%
97,525	FedEx Corp.	8,138

	Application Software — 0.80%
123,466	SAP AG – Sponsored ADR	5,779

	Asset Management & Custody Banks — 1.61%
267,062	State Street Corp.	11,628

	Communications Equipment — 1.15%
179,087	Qualcomm, Inc.	8,285

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sustainable Growth Advisers (continued)
	Computer Hardware — 1.16%
39,661	Apple, Inc. (a)	$8,363

	Consumer Finance — 0.94%
167,428	American Express Co.	6,784

	Data Processing & Outsourced Services — 3.23%
193,214	Automatic Data Processing, Inc.	8,273
171,355	Visa, Inc., Class – A	14,987

		23,260

	Fertilizers & Agricultural Chemicals — 1.15%
101,565	Monsanto Co.	8,303

	Health Care Distributors — 0.67%
91,823	Henry Schein, Inc. (a)	4,830

	Health Care Equipment — 2.24%
136,482	Medtronic, Inc.	6,003
170,971	Zimmer Holdings, Inc. (a)	10,106

		16,109

	Health Care Technology — 1.04%
90,430	Cerner Corp. (a)	7,455

	Home Improvement Retail — 1.07%
328,761	Lowe’s Cos., Inc.	7,690

	Internet Retail — 1.52%
81,194	Amazon.com, Inc. (a)	10,922

	Internet Software & Services — 1.68%
19,490	Google, Inc., Class – A (a)	12,083

	Oil & Gas Equipment & Services — 2.64%
242,855	National-Oilwell Varco, Inc.	10,708
128,060	Schlumberger Ltd.	8,335

		19,043

	Pharmaceuticals — 3.41%
172,260	Johnson & Johnson	11,095
239,986	Teva Pharmaceutical Industries Ltd. – ADR	13,483

		24,578

	Restaurants — 1.45%
452,928	Starbucks Corp. (a)	10,444

	Soft Drinks — 2.64%
130,782	PepsiCo, Inc.	7,951
194,732	The Coca-Cola Co.	11,100

		19,051

	Specialty Chemicals — 1.06%
170,568	Ecolab, Inc.	7,606

	Specialty Stores — 2.03%
595,743	Staples, Inc.	14,649

Shares or Principal Amount (000)	Security Description	Value (000)
	Systems Software — 3.94%
359,798	Microsoft Corp.	$10,970
482,445	Oracle Corp.	11,839
179,300	Red Hat, Inc. (a)	5,541

		28,350

	Trading Companies & Distributors — 1.67%
288,520	Fastenal Co.	12,015

	Total Sustainable Growth Advisers	275,365

	Total Common Stocks	578,519

	Preferred Stocks — 0.24%
	Jennison Associates LLC — 0.24%
	Other Diversified Financial Services — 0.24%
117,400	Bank of America Corp.	1,752

	Total Preferred Stocks	1,752

	Corporate Bonds — 0.40%
	PIMCO — 0.40%
$100	American International Group, Inc., MTN, 0.35%, 3/20/12 (b)	86
200	American International Group, Inc., Series 1, MTN, 0.39%, 10/18/11 (b)	181
700	Cox Communications, Inc., 4.63%, 1/15/10	700
600	General Electric Capital Corp., Series A, MTN, 0.40%, 9/15/14 (b)	563
100	General Electric Capital Corp., Series A, MTN, 1.17%, 5/22/13 (b)	98
600	Hewlett-Packard Co., 1.31%, 5/27/11 (b)	608
100	SLM Corp., MTN, 5.13%, 8/27/12	94
700	SLM Corp., Series A, MTN, 0.58%, 1/27/14 (b)	541

	Total Corporate Bonds	2,871

	Asset Backed Securities — 0.01%
	PIMCO — 0.01%
54	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	57

	Total Asset Backed Securities	57

	Collateralized Mortgage Obligations — 0.24%
	PIMCO — 0.24%
26	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 5.66%, 9/25/45 (b)	20

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
	PIMCO (continued)
$120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47 (b)	$113
33	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.41%, 2/25/36 (b)	25
36	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.94%, 3/25/35 (b)	31
40	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.52%, 2/25/37 (b)	20
43	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.88%, 2/25/37 (b)	29
48	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.43%, 9/25/46 (b)	23
39	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.45%, 7/20/46 (b)	17
1,326	Fannie Mae, Series 2006-82, Class F, 0.81%, 9/25/36 (b)	1,313
35	Freddie Mac, Series 3346, Class FA, 0.46%, 2/15/19 (b)	35
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	103

	Total Collateralized Mortgage Obligations	1,729

	Foreign Bonds — 0.04%
	PIMCO — 0.04%
1,500	Kingdom of Denmark, 4.00%, 11/15/19	296

	Total Foreign Bonds	296

	Municipal Bonds — 0.03%
	PIMCO — 0.03%
	Washington — 0.03%
200	Port Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	199

	Total Municipal Bonds	199

	Certificates of Deposit — 0.18%
	PIMCO — 0.18%
1,300	Intesa Sanpaolo New York, 2.38%, 12/21/12	1,289

	Total Certificates of Deposit	1,289

Principal Amount (000)	Security Description	Value (000)
	U.S. Government Agency Mortgages — 0.05%
	PIMCO — 0.05%
$266	Fannie Mae, Pool #871288, 6.00%, 5/1/36	$281
100	Fannie Mae, Pool #MA0186, 4.00%, 9/1/39	97

	Total U.S. Government Agency Mortgages	378

	U.S. Government Agency Securities — 2.57%
	PIMCO — 2.57%
2,000	Fannie Mae, 0.05%, 1/13/10 (c)	2,000
1,000	Fannie Mae, Series BB, 0.07%, 2/4/10 (c)	1,000
3,000	Federal Home Loan Banks, 0.04%, 1/4/10 (c)	3,000
1,000	Federal Home Loan Banks, 0.20%, 1/6/10 (c)	1,000
6,000	Federal Home Loan Banks, 0.05%, 1/8/10 (c)	6,000
2,500	Federal Home Loan Banks, 0.06%, 1/13/10 (c)	2,500
3,000	Federal Home Loan Banks, 0.08%, 2/17/10 (c)	3,000

	Total U.S. Government Agency Securities	18,500

	U.S. Treasury Obligations — 11.31%
	PIMCO — 11.30%
11,836	U.S. Treasury Bills, 0.02%, 3/11/10 (c)(d)	11,835
3,000	U.S. Treasury Bills, 0.04%, 3/18/10 (c)	3,000
66,562	U.S. Treasury Bills, 0.17%, 4/22/10 (c)(d)	66,546

	Total PIMCO	81,381

	SSgA Funds Management, Inc. — 0.01%
73	U.S. Treasury Bill, 0.02%, 3/11/10 (c)(d)	74

	Total SSgA Funds Management, Inc.	74

	Total U.S. Treasury Obligations	81,455

	Yankee Dollars — 0.25%
	PIMCO — 0.25%
1,700	KFW, Series G, MTN, 4.88%, 6/17/19	1,796

	Total Yankee Dollars	1,796

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposits — 3.70%
	Jennison Associates LLC — 0.17%
$1,278	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	1,278

	PIMCO — 3.16%
22,765	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	22,765

	Sustainable Growth Advisers — 0.37%
2,647	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	$2,647

	Total Time Deposits	26,690

	Mutual Funds — 0.04%
	SSgA Funds Management, Inc. — 0.04%
269,684	Alliance Money Market Fund Prime Portfolio, 0.12% (b)	270

	Total Mutual Funds	270

	Put Options Purchased — 0.00%
	PIMCO — 0.00%
176	Put – S&P 500 Future Expiring March, 2010 at $475	1

	Total Put Options Purchased	1

	Repurchase Agreements — 0.50%
	PIMCO — 0.50%
$1,000	Barclays Capital, Inc., 0.11%, 1/4/10, (Purchased on 12/15/09, proceeds at maturity $1,000,058, collateralized by FHLMC , 0.00%, 11/9/11, fair value $1,030,428)	1,000

Principal Amount (000)	Security Description	Value (000)
$1,000	JPMorgan Securities, Inc., 0.10%, 1/8/10, (Purchased on 12/16/09, proceeds at maturity $1,000,061, collateralized by FHLB , 3.00%, 1/8/14, fair value $1,001,134) (e)	$1,000
1,600	Deutsche Bank Securities, Inc., 0.08%, 1/5/10, (Purchased on 12/21/09, proceeds at maturity $1,600,050, collateralized by U.S. Treasury, 5.50%, 8/15/25, fair value $1,604,580)	1,600

	Total Repurchase Agreements	3,600

	Total Investments (cost $638,036) — 99.87%	719,402
	Other assets in excess of liabilities — 0.13%	959

	Net Assets — 100.00%	$720,361

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2009.

(c)	Rate disclosed represents effective yield at purchase.

(d)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.

(e)	Illiquid security, which represents 0.14% of the Portfolio’s net assets.

ADR — American Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

MTN — Medium Term Note

REIT — Real Estate Investment Trust

Futures

PIMCO

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ Depreciation (000)
(19)	S&P 500 E-mini Future	$(1,055)	Mar-10	$10
492	S&P 500 Future	136,616	Mar-10	1,270

				$1,280

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ Depreciation (000)
5	NASDAQ 100 E-mini Future	$186	Mar-10	$7
5	S&P 500 E-mini Future	278	Mar-10	2

				$9

	Net Unrealized Appreciation/Depreciation			$1,289

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2009 (Unaudited)

Written Options on Futures

PIMCO

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ Depreciation (000)
(5)	S&P 500 Future Option	$1,140	$(8)	$(5)	Jan-10	$3
(5)	S&P 500 Future Option	1,050	(11)	(4)	Jan-10	7

	Net Unrealized Appreciation/Depreciation					$10

Currency Contracts

PIMCO

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 12/31/09 (000)	Unrealized Appreciation/ Depreciation (000)
	Currencies Purchased
212,280,000	Korean Won	2/11/10	$180	$183	$3
212,818,000	Korean Won	2/11/10	180	183	3
104,000,000	Korean Won	7/28/10	88	90	2
199,843,000	Korean Won	7/28/10	169	173	4
478,348,000	Korean Won	8/27/10	406	415	9
215,117,000	Korean Won	11/12/10	184	187	3
117,594,000	Korean Won	11/12/10	100	102	2
60,000	Singapore Dollar	1/7/10	43	43	—
415,305	Singapore Dollar	2/11/10	300	296	(4)

	Total Currencies Purchased		$1,650	$1,672	$22

	Currencies Sold
14,000	British Sterling Pound	1/13/10	23	22	1
83,000	Danish Kroner	1/27/10	16	16	—
197,000	Euro	3/17/10	286	282	4
115,000,000	Japanese Yen	1/14/10	1,280	1,234	46

	Total Currencies Sold		$1,605	$1,555	$51

	Net Unrealized Appreciation/Depreciation				$73

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.09%
	Frontier Capital Management Company, LLC — 17.70%
	Aerospace & Defense — 0.36%
6,064	Goodrich Corp.	$390
10,436	Orbital Sciences Corp. (a)	159
28,778	Taser International, Inc. (a)	126

		675

	Air Freight & Logistics — 0.13%
8,720	Hub Group, Inc., Class – A (a)	234

	Alternative Carriers — 0.14%
30,534	Premiere Global Services, Inc. (a)	252

	Apparel Retail — 0.32%
41,859	Chico’s FAS, Inc. (a)	588

	Application Software — 0.53%
24,651	Amdocs Ltd. (a)	703
7,112	Manhattan Associates, Inc. (a)	171
10,237	TiVo, Inc. (a)	104

		978

	Asset Management & Custody Banks — 0.20%
12,336	Waddell & Reed Financial, Inc., Class – A	377

	Auto Parts & Equipment — 0.20%
5,792	Autoliv, Inc.	251
6,392	Gentex Corp.	114

		365

	Biotechnology — 0.19%
9,294	BioMarin Pharmaceutical, Inc. (a)	175
27,507	Nanosphere, Inc. (a)	177

		352

	Coal & Consumable Fuels — 0.28%
6,952	CONSOL Energy, Inc.	346
4,319	Massey Energy Co.	182

		528

	Communications Equipment — 0.48%
5,525	ADTRAN, Inc.	125
8,583	Anaren, Inc. (a)	129
28,375	Arris Group, Inc. (a)	324
5,656	Ciena Corp. (a)	61
6,491	CommScope, Inc. (a)	172
14,026	Harmonic, Inc. (a)	89

		900

	Computer Hardware — 0.23%
16,396	Avid Technology, Inc. (a)	209
7,715	Diebold, Inc.	220

		429

	Computer Storage & Peripherals — 0.41%
7,560	Seagate Technology	138

Shares	Security Description	Value (000)
	Computer Storage & Peripherals (continued)
14,293	Western Digital Corp. (a)	$631

		769

	Construction & Engineering — 0.61%
15,767	Chicago Bridge & Iron Co. NV (a)	319
6,052	Fluor Corp.	273
8,899	Foster Wheeler AG (a)	262
4,055	Jacobs Engineering Group, Inc. (a)	152
6,263	Quanta Services, Inc. (a)	130

		1,136

	Construction & Farm Machinery — 0.12%
5,609	Navistar International Corp. (a)	217

	Consumer Electronics — 0.13%
6,685	Harman International Industries, Inc.	236

	Data Processing & Outsourced Services — 0.09%
3,198	Global Payments, Inc.	172

	Diversified Chemicals — 0.31%
13,541	Cabot Corp.	355
3,989	FMC Corp.	223

		578

	Diversified Metals & Mining — 0.13%
5,333	Brush Engineered Materials, Inc. (a)	99
5,776	RTI International Metals, Inc. (a)	145

		244

	Diversified Support Services — 0.07%
5,415	Ritchie Bros. Auctioneers, Inc.	121

	Electrical Components & Equipment — 0.50%
6,526	A.O. Smith Corp.	283
14,455	Belden, Inc.	317
2,098	Franklin Electric Co., Inc.	61
3,935	Hubbell, Inc., Class – B	186
2,055	Thomas & Betts Corp. (a)	74

		921

	Electronic Components — 0.25%
6,439	DTS, Inc. (a)	220
7,884	Rogers Corp. (a)	239

		459

	Electronic Equipment & Instruments — 0.21%
8,125	Cognex Corp.	144
3,788	Itron, Inc. (a)	256

		400

	Electronic Manufacturing Services — 0.32%
48,563	Flextronics International Ltd. (a)	355
13,398	Jabil Circuit, Inc.	233

		588

	Environmental & Facilities Services — 0.45%
5,239	Clean Harbors, Inc. (a)	312

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Environmental & Facilities Services (continued)
28,563	EnergySolutions, Inc.	$243
9,709	Republic Services, Inc., Class – A	275

		830

	General Merchandise Stores — 0.13%
4,971	Dollar Tree, Inc. (a)	240

	Health Care Equipment — 0.72%
55,311	DexCom, Inc. (a)	447
40,069	Hansen Medical, Inc. (a)	121
46,977	Insulet Corp. (a)	671
9,887	Syneron Medical Ltd. (a)	103

		1,342

	Health Care Services — 0.34%
7,418	Catalyst Health Solutions, Inc. (a)	271
2,740	Mednax, Inc. (a)	165
8,455	Omnicare, Inc.	204

		640

	Health Care Supplies — 0.37%
18,163	The Cooper Cos., Inc.	692

	Health Care Technology — 0.07%
6,586	Eclipsys Corp. (a)	122

	Industrial Conglomerates — 0.07%
3,794	Carlisle Cos., Inc.	130

	Industrial Gases — 0.06%
2,174	Airgas, Inc.	104

	Industrial Machinery — 0.56%
15,586	Albany International Corp., Class – A	350
5,821	Kadant, Inc. (a)	93
7,857	Kaydon Corp.	281
6,517	Pall Corp.	236
2,474	Pentair, Inc.	80

		1,040

	Insurance Brokers — 0.14%
10,149	Willis Group Holdings Ltd.	268

	Integrated Oil & Gas — 0.13%
3,125	Interoil Corp. (a)	240

	Internet Software & Services — 0.23%
21,006	Cognet Communications Group, Inc. (a)	207
5,325	comScore, Inc. (a)	93
6,522	Switch and Data Facilities Co. (a)	132

		432

	Investment Banking & Brokerage — 0.25%
15,376	GFI Group, Inc.	70
4,030	Lazard Ltd., Class – A	153
10,006	Raymond James Financial, Inc.	238

		461

Shares	Security Description	Value (000)
	IT Consulting & Other Services — 0.05%
18,772	Ness Technologies, Inc. (a)	$92

	Life Sciences Tools & Services — 0.61%
10,191	ICON PLC – ADR (a)	222
12,509	Illumina, Inc. (a)	383
2,243	Millipore Corp. (a)	162
6,342	Pharmaceutical Product Development, Inc.	149
9,958	QIAGEN NV (a)	222

		1,138

	Marine — 0.08%
4,416	Kirby Corp. (a)	154

	Metal & Glass Containers — 0.53%
38,560	Crown Holdings, Inc. (a)	986

	Mortgage REITs — 0.47%
37,163	Annaly Capital Management, Inc.	645
57,853	Chimera Investment Corp.	224

		869

	Movies & Entertainment — 0.10%
13,361	Cinemark Holdings, Inc.	192

	Office Services & Supplies — 0.05%
2,644	Avery Dennison Corp.	96

	Oil & Gas Drilling — 0.22%
2,694	ENSCO International, Inc. – Sponsored ADR	108
7,427	Noble Corp.	302

		410

	Oil & Gas Equipment & Services — 0.39%
1,779	Core Laboratories NV	210
7,386	Dril-Quip, Inc. (a)	417
2,416	National Oilwell Varco, Inc.	107

		734

	Oil & Gas Exploration & Production — 0.50%
4,484	Cabot Oil & Gas Corp., Class – A	195
5,671	Continental Resources, Inc. (a)	243
25,884	Talisman Energy, Inc.	483

		921

	Oil & Gas Refining & Marketing — 0.17%
11,928	World Fuel Services Corp.	320

	Packaged Foods & Meats — 0.12%
17,427	Smart Balance, Inc. (a)	104
7,494	Smithfield Foods, Inc. (a)	114

		218

	Paper Packaging — 0.10%
8,350	Packaging Corp. of America	192

	Paper Products — 0.07%
8,856	Neenah Paper, Inc.	124

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Personal Products — 0.04%
2,643	Nu Skin Enterprises, Inc., Class – A	$71

	Pharmaceuticals — 0.06%
2,913	Perrigo Co.	116

	Precious Metals & Minerals — 0.06%
17,894	Hecla Mining Co. (a)	111

	Property & Casualty Insurance — 0.39%
5,877	OneBeacon Insurance Group Ltd.	81
12,503	W.R. Berkley Corp.	308
1,034	White Mountains Insurance Group Ltd.	344

		733

	Railroads — 0.14%
7,898	Kansas City Southern Industries, Inc. (a)	263

	Regional Banks — 0.21%
97,467	CapitalSource, Inc.	387

	Reinsurance — 0.29%
3,914	Everest Re Group Ltd.	335
11,550	Montpelier Re Holdings Ltd.	200

		535

	Restaurants — 0.05%
4,461	The Cheesecake Factory, Inc. (a)	96

	Semiconductor Equipment — 0.43%
12,254	ATMI, Inc. (a)	228
4,738	Cabot Microelectronics Corp. (a)	156
9,015	Cymer, Inc. (a)	346
5,918	Teradyne, Inc. (a)	64

		794

	Semiconductors — 1.91%
15,371	Actel Corp. (a)	183
12,279	Altera Corp.	278
10,542	Cree, Inc. (a)	594
10,907	Fairchild Semiconductor International Corp. (a)	109
20,269	Integrated Device Technology, Inc. (a)	131
15,538	International Rectifier Corp. (a)	344
15,249	Maxim Integrated Products, Inc.	310
12,634	Microsemi Corp. (a)	224
11,816	National Semiconductor Corp.	182
34,688	PMC-Sierra, Inc. (a)	300
4,949	Silicon Laboratories, Inc. (a)	239
46,400	Skyworks Solutions, Inc. (a)	658

		3,552

	Specialized Consumer Services — 0.13%
10,392	Sotheby’s	234

	Specialty Chemicals — 0.18%
9,306	Albemarle Corp.	338

Shares	Security Description	Value (000)
	Systems Software — 0.04%
2,419	Rovi Corp. (a)	$77

	Trading Companies & Distributors — 0.17%
6,413	Watsco, Inc.	314

	Trucking — 0.12%
5,701	Landstar System, Inc.	221
	Wireless Telecommunication Services — 0.29%
28,758	MetroPCS Communications, Inc. (a)	219
9,583	NII Holdings, Inc., Class – B (a)	322

		541

	Total Frontier Capital Management Company, LLC	32,889

	IronBridge Capital Management LP — 23.38%
	Aerospace & Defense — 0.72%
8,857	Esterline Technologies Corp. (a)	361
14,229	Moog, Inc., Class – A (a)	416
14,278	Orbital Sciences Corp. (a)	218
7,216	Triumph Group, Inc.	348

		1,343

	Agricultural Products — 0.29%
18,241	Corn Products International, Inc.	533

	Apparel Retail — 0.18%
11,378	The Buckle, Inc.	333

	Application Software — 0.77%
10,156	ANSYS, Inc. (a)	442
11,258	Informatica Corp. (a)	291
17,699	Jack Henry & Associates, Inc.	409
17,923	Parametric Technology Corp. (a)	293

		1,435

	Asset Management & Custody Banks — 0.13%
7,651	Waddell & Reed Financial, Inc., Class – A	234

	Auto Parts & Equipment — 0.12%
14,439	Superior Industries International, Inc.	221

	Biotechnology — 0.53%
21,547	Cepheid, Inc. (a)	269
21,902	Isis Pharmaceuticals, Inc. (a)	243
8,160	Metabolix, Inc. (a)	90
8,737	Myriad Genetics, Inc. (a)	228
5,502	Onyx Pharmaceuticals, Inc. (a)	162

		992

	Building Products — 0.34%
23,582	Apogee Enterprises, Inc.	330
8,390	Universal Forest Products, Inc.	309

		639

	Casinos & Gaming — 0.25%
11,436	WMS Industries, Inc. (a)	457

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Commodity Chemicals — 0.18%
17,215	Methanex Corp.	$336

	Communications Equipment — 0.49%
12,822	Polycom, Inc. (a)	320
38,518	Tekelec (a)	589

		909

	Computer Storage & Peripherals — 0.26%
16,099	Synaptics, Inc. (a)	493

	Construction & Engineering — 0.44%
18,313	Insituform Technologies, Inc., Class – A (a)	416
32,747	MasTec, Inc. (a)	409

		825

	Construction & Farm Machinery — 0.21%
14,602	Astec Industries, Inc. (a)	393

	Consumer Electronics — 0.17%
13,773	Universal Electronics, Inc. (a)	320

	Diversified Chemicals — 0.59%
11,018	Cabot Corp.	289
14,571	FMC Corp.	812

		1,101

	Diversified Real Estate Activities — 0.16%
10,166	The St. Joe Co. (a)	294

	Education Services — 0.17%
1,463	Strayer Education, Inc.	311

	Electric Utilities — 0.59%
32,780	Avista Corp.	708
7,383	ITC Holdings Corp.	384

		1,092

	Electrical Components & Equipment — 0.70%
6,451	American Superconductor Corp. (a)	264
29,746	GrafTech International Ltd. (a)	462
16,006	Thomas & Betts Corp. (a)	573

		1,299

	Electronic Equipment & Instruments — 1.06%
21,713	Daktronics, Inc.	200
20,228	FLIR Systems, Inc. (a)	662
3,796	Itron, Inc. (a)	256
23,039	National Instruments Corp.	679
7,381	Rofin-Sinar Technologies, Inc. (a)	174

		1,971

	Electronic Manufacturing Services — 0.14%
10,037	Trimble Navigation Ltd. (a)	253

	Environmental & Facilities Services — 0.18%
12,462	Tetra Tech, Inc. (a)	339

Shares	Security Description	Value (000)
	Food Retail — 0.18%
10,410	Casey’s General Stores, Inc.	$332

	Footwear — 0.29%
19,628	Wolverine World Wide, Inc.	534

	Gas Utilities — 0.52%
12,055	AGL Resources, Inc.	440
21,758	UGI Corp.	526

		966

	General Merchandise Stores — 0.37%
12,570	Big Lots, Inc. (a)	364
31,821	Fred’s, Inc., Class – A	325

		689

	Health Care Distributors — 0.44%
19,070	Owens & Minor, Inc.	819

	Health Care Equipment — 0.48%
5,422	Gen-Probe, Inc. (a)	232
26,762	Hansen Medical, Inc. (a)	81
5,459	IDEXX Laboratories, Inc. (a)	292
10,551	Zoll Medical Corp. (a)	282

		887

	Health Care Technology — 0.24%
5,486	Cerner Corp. (a)	452

	Household Appliances — 0.13%
5,624	Snap-on, Inc.	238

	Housewares & Specialties — 0.17%
6,966	Tupperware Brands Corp.	324

	Industrial Conglomerates — 0.12%
6,794	Raven Industries, Inc.	216

	Industrial Machinery — 0.69%
8,938	IDEX Corp.	278
8,458	Kaydon Corp.	303
4,648	Lincoln Electric Holdings, Inc.	249
5,891	Valmont Industries, Inc.	462

		1,292

	Internet Retail — 0.18%
6,027	Netflix, Inc. (a)	332

	Investment Banking & Brokerage — 0.62%
19,997	Jefferies Group, Inc. (a)	475
29,472	Knight Capital Group, Inc., Class – A (a)	454
3,772	Stifel Financial Corp. (a)	223

		1,152

	Leisure Products — 0.19%
46,105	Callaway Golf Co.	348

	Life Sciences Tools & Services — 0.79%
175	Albany Molecular Research, Inc. (a)	2
3,467	Dionex Corp. (a)	256
40,831	Exelixis, Inc. (a)	301

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Life Sciences Tools & Services (continued)
10,940	Illumina, Inc. (a)	$335
17,686	Luminex Corp. (a)	264
4,479	Techne Corp.	307

		1,465

	Marine — 0.50%
26,917	Alexander & Baldwin, Inc.	921

	Metal & Glass Containers — 0.35%
18,486	AptarGroup, Inc.	661

	Multi-line Insurance — 0.40%
29,969	American Financial Group, Inc.	748

	Multi-Sector Holdings — 0.10%
5,654	PICO Holdings, Inc. (a)	185

	Multi-Utilities — 0.29%
20,005	Black Hills Corp.	533

	Office REIT — 0.46%
3,582	Alexandria Real Estate Equities, Inc.	230
17,052	Corporate Office Properties	625

		855

	Oil & Gas Drilling — 0.39%
6,046	Atwood Oceanics, Inc. (a)	217
12,038	Unit Corp. (a)	511

		728

	Oil & Gas Equipment & Services — 0.56%
4,334	Lufkin Industries, Inc.	317
8,190	Oceaneering International, Inc. (a)	479
18,302	Tesco Corp. (a)	237

		1,033

	Oil & Gas Exploration & Production — 0.48%
12,224	Cabot Oil & Gas Corp., Class – A	533
15,355	Swift Energy Co. (a)	368

		901

	Oil & Gas Storage & Transportation — 0.28%
22,925	Southern Union Co.	520

	Packaged Foods & Meats — 0.15%
11,611	Flowers Foods, Inc.	276

	Paper Products — 0.06%
10,367	Wausau Paper Corp.	120

	Property & Casualty Insurance — 0.76%
2,394	Alleghany Corp. (a)	661
11,947	Argo Group International Holdings Ltd. (a)	348
4,263	RLI Corp.	227
14,958	Stewart Information Services Corp.	169

		1,405

Shares	Security Description	Value (000)
	Regional Banks — 0.90%
12,801	Columbia Banking System, Inc.	$207
13,333	Cullen/Frost Bankers, Inc.	667
3,796	Glacier Bancorp, Inc.	52
6,165	IBERIABANK Corp.	332
15,610	TCF Financial Corp.	212
3,805	Westamerica Bancorp	211

		1,681

	Residential REIT — 0.46%
17,539	Mid-America Apartment Communities, Inc.	847

	Semiconductor Equipment — 0.19%
9,801	Varian Semiconductor Equipment Associates, Inc. (a)	352

	Semiconductors — 0.69%
46,802	Cypress Semiconductor Corp. (a)	494
18,128	Semtech Corp. (a)	308
15,540	Skyworks Solutions, Inc. (a)	221
12,724	Standard Microsystems Corp. (a)	264

		1,287

	Specialized REIT — 0.12%
7,042	Potlatch Corp.	224

	Specialty Chemicals — 0.56%
8,301	Arch Chemicals, Inc.	256
6,326	Lubrizol Corp.	462
5,817	Minerals Technologies, Inc.	317

		1,035

	Specialty Stores — 0.41%
14,315	Tractor Supply Co. (a)	758

	Steel — 0.15%
10,728	Carpenter Technology Corp.	289

	Systems Software — 0.34%
5,994	Sybase, Inc. (a)	260
37,901	TeleCommunication Systems, Inc. , Class – A (a)	367

		627

	Technology Distributors — 0.19%
13,062	ScanSource, Inc. (a)	349

	Thrifts & Mortgage Finance — 0.26%
23,967	Provident Financial Services, Inc.	255
11,462	Washington Federal, Inc.	222

		477

	Trading Companies & Distributors — 0.25%
7,715	GATX Corp.	222
8,760	WESCO International, Inc. (a)	236

		458

	Total IronBridge Capital Management LP	43,439

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. — 17.39%
	Aerospace & Defense — 0.28%
1,799	American Science & Engineering, Inc.	$136
4,262	Cubic Corp.	159
4,109	DynCorp International, Inc., Class – A (a)	59
8,024	Orbital Sciences Corp. (a)	123
917	Triumph Group, Inc.	44

		521

	Agricultural Products — 0.05%
4,242	Fresh Del Monte Produce, Inc. (a)	94

	Airlines — 0.19%
1,434	Alaska Air Group, Inc. (a)	49
3,389	Allegiant Travel Co. (a)	160
8,204	SkyWest, Inc.	139

		348

	Apparel Retail — 0.26%
1,991	Aeropostale, Inc. (a)	68
2,624	Jos. A. Bank Clothiers, Inc. (a)	111
12,339	Stage Stores, Inc.	153
14,868	Stein Mart, Inc. (a)	158

		490

	Apparel, Accessories & Luxury — 0.27%
3,774	Fossil, Inc. (a)	127
13,008	Jones Apparel Group, Inc.	209
7,930	Oxford Industries, Inc.	164

		500

	Application Software — 0.76%
2,609	Advent Software, Inc. (a)	106
6,559	Fair Isaac Corp.	140
6,991	Interactive Intelligence, Inc. (a)	129
7,529	JDA Software Group, Inc. (a)	192
7,156	Kenexa Corp. (a)	93
7,926	Manhattan Associates, Inc. (a)	190
10,720	NetScout Systems, Inc. (a)	157
15,822	S1 Corp. (a)	103
12,005	SuccessFactors, Inc. (a)	199
10,288	TiVo, Inc. (a)	105

		1,414

	Asset Management & Custody Banks — 0.17%
6,383	Apollo Investment Corp.	61
11,719	Calamos Asset Management, Inc., Class – A	135
10,672	Penson Worldwide, Inc. (a)	96
2,792	Safeguard Scientifics, Inc. (a)	29

		321

	Automotive Retail — 0.16%
7,626	Asbury Automotive Group, Inc. (a)	88
3,752	Lithia Motors, Inc., Class – A (a)	31

Shares	Security Description	Value (000)
	Automotive Retail (continued)
17,283	Sonic Automotive, Inc., Class – A (a)	$179

		298

	Biotechnology — 0.56%
1,108	Alexion Pharmaceuticals, Inc. (a)	54
14,242	Alkermes, Inc. (a)	134
3,260	Alnylam Pharmaceuticals, Inc. (a)	57
13,098	MannKind Corp. (a)	115
7,948	Martek Biosciences Corp. (a)	150
19,496	Maxygen, Inc. (a)	119
6,630	Momenta Pharmaceuticals, Inc. (a)	84
2,341	Myriad Genetics, Inc. (a)	61
1,869	Onyx Pharmaceuticals, Inc. (a)	55
18,448	PDL BioPharma, Inc.	127
7,788	Seattle Genetics, Inc. (a)	79

		1,035

	Building Products — 0.20%
3,632	AAON, Inc.	71
11,402	Apogee Enterprises, Inc.	160
6,068	Gibraltar Industries, Inc. (a)	95
1,420	Universal Forest Products, Inc.	52

		378

	Casinos & Gaming — 0.08%
1,100	Bally Technologies, Inc. (a)	45
4,964	Isle of Capri Casinos, Inc. (a)	37
1,412	WMS Industries, Inc. (a)	57

		139

	Commercial Printing — 0.18%
4,135	Consolidated Graphics, Inc. (a)	145
4,834	Ennis, Inc.	81
2,555	M & F Worldwide Corp. (a)	101

		327

	Communications Equipment — 0.61%
16,777	Acme Packet, Inc. (a)	185
10,537	Anaren, Inc. (a)	159
18,634	Arris Group, Inc. (a)	213
10,462	Aruba Networks, Inc. (a)	111
5,176	Loral Space & Communications, Inc. (a)	164
12,214	Oplink Communications, Inc. (a)	200
6,887	Tekelec (a)	105

		1,137

	Computer Hardware — 0.03%
7,644	Cray, Inc. (a)	49

	Computer Storage & Peripherals — 0.18%
14,018	Novatel Wireless, Inc. (a)	112
10,534	STEC, Inc. (a)	172
1,442	Synaptics, Inc. (a)	44

		328

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Construction & Engineering — 0.15%
12,775	Dycom Industries, Inc. (a)	$103
6,550	EMCOR Group, Inc. (a)	176

		279

	Construction & Farm Machinery — 0.15%
5,038	Cascade Corp.	138
8,558	Federal Signal Corp.	52
2,009	Lindsay Corp.	80

		270

	Consumer Finance — 0.22%
13,197	Nelnet, Inc., Class – A	228
5,006	World Acceptance Corp. (a)	179

		407

	Data Processing & Outsourced Services — 0.34%
9,699	TeleTech Holdings, Inc. (a)	194
12,999	VeriFone Holdings, Inc. (a)	213
7,301	Wright Express Corp. (a)	233

		640

	Department Stores — 0.12%
11,838	Dillard’s, Inc., Class – A	218

	Diversified Banks — 0.08%
10,664	Banco Latinoamericano de Comercio Exterior SA, Class – E	148

	Diversified Chemicals — 0.08%
10,520	LSB Industries, Inc. (a)	148

	Diversified REIT — 0.08%
6,780	Cousins Properties, Inc.	52
5,251	Investors Real Estate Trust	47
829	PS Business Parks, Inc.	42

		141

	Diversified Support Services — 0.15%
9,557	ATC Technology Corp. (a)	228
4,149	Comfort Systems USA, Inc.	51

		279

	Education Services — 0.09%
3,251	Bridgepoint Education, Inc. (a)	49
8,245	Corinthian Colleges, Inc. (a)	113

		162

	Electrical Components & Equipment — 0.30%
2,552	American Superconductor Corp. (a)	105
6,273	Brady Corp., Class – A	188
7,325	EnerSys (a)	160
3,169	Powell Industries, Inc. (a)	100

		553

Shares	Security Description	Value (000)
	Electronic Equipment & Instruments — 0.20%
11,465	Comverge, Inc. (a)	$129
4,741	Dawson Geophysical Co. (a)	110
4,337	OSI Systems, Inc. (a)	118
4,373	Technitrol, Inc.	19

		376

	Electronic Manufacturing Services — 0.15%
9,435	Benchmark Electronics, Inc. (a)	179
8,879	TTM Technologies, Inc. (a)	102

		281

	Environmental & Facilities Services — 0.11%
7,576	Tetra Tech, Inc. (a)	206

	Food Distributors — 0.11%
7,874	United Natural Foods, Inc. (a)	211

	Food Products — 0.09%
4,100	Sanderson Farms, Inc.	173

	Food Retail — 0.06%
2,870	Weis Markets, Inc.	104

	Footwear — 0.18%
4,206	Steven Madden Ltd. (a)	174
5,851	Wolverine World Wide, Inc.	159

		333

	Gas Utilities — 0.20%
3,921	Chesapeake Utilities Corp.	126
1,607	New Jersey Resources Corp.	60
5,484	WGL Holdings, Inc.	184

		370

	General Merchandise Stores — 0.05%
8,623	Fred’s, Inc., Class – A	88

	Health Care Distributors — 0.07%
7,892	Pharmerica Corp. (a)	125

	Health Care Equipment — 0.66%
11,661	American Medical Systems Holdings, Inc. (a)	225
8,155	Cantel Medical Corp. (a)	165
7,108	Cyberonics, Inc. (a)	145
8,763	Electro-Optical Sciences, Inc. (a)	91
14,282	ev3, Inc. (a)	190
8,168	Invacare Corp.	204
6,223	Somanetics Corp. (a)	109
3,321	STERIS Corp.	93

		1,222

	Health Care Facilities — 0.12%
6,075	HealthSouth Corp. (a)	114
6,015	Kindred Healthcare, Inc. (a)	111

		225

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Health Care Services — 0.14%
2,019	CorVel Corp. (a)	$68
13,816	Cross Country Healthcare, Inc. (a)	137
4,025	Providence Service Corp. (a)	63

		268

	Health Care Supplies — 0.10%
10,595	Align Technology, Inc. (a)	189

	Health Care Technology — 0.15%
9,552	Eclipsys Corp. (a)	177
7,978	Vital Images, Inc. (a)	101

		278

	Home Furnishings — 0.12%
9,542	Tempur-Pedic International, Inc. (a)	226

	Homebuilding — 0.05%
4,776	Meritage Homes Corp. (a)	92

	Hotels, Resorts & Cruise Lines — 0.09%
8,033	Gaylord Entertainment Co. (a)	159

	Household Products — 0.09%
17,159	Central Garden & Pet Co. Class – A (a)	171

	Housewares & Specialties — 0.05%
2,872	Blyth, Inc.	97

	Human Resource & Employment Services — 0.06%
4,220	CDI Corp.	55
1,334	Watson Wyatt Worldwide, Inc., Class – A	63

		118

	Industrial Conglomerates — 0.06%
7,280	Tredegar Corp.	115

	Industrial Machinery — 0.36%
6,996	Briggs & Stratton Corp.	131
7,762	Chart Industries, Inc. (a)	129
3,272	CIRCOR International, Inc.	82
7,133	Kadant, Inc. (a)	114
2,463	L.B. Foster Co., Class – A (a)	73
6,314	Tecumseh Products Co., Class – A (a)	74
2,302	Watts Water Technologies, Inc., Class – A	71

		674

	Internet Retail — 0.03%
6,513	Stamps.com, Inc. (a)	59

	Internet Software & Services — 0.19%
21,274	EarthLink, Inc.	177
6,944	j2 Global Communications, Inc. (a)	141
4,776	Perficient, Inc. (a)	40

		358

	Investment Banking & Brokerage — 0.29%
10,290	GFI Group, Inc.	47

Shares	Security Description	Value (000)
	Investment Banking & Brokerage (continued)
9,643	Knight Capital Group, Inc., Class – A (a)	$149
3,707	Oppenheimer Holdings, Inc., Class – A	123
6,046	optionsXpress Holdings, Inc.	93
1,507	Stifel Financial Corp. (a)	89
3,443	SWS Group, Inc.	42

		543

	IT Consulting & Other Services — 0.19%
1,940	CACI International, Inc., Class – A (a)	95
5,748	Gartner, Inc. (a)	103
4,069	Unisys Corp. (a)	157

		355

	Leisure Facilities — 0.03%
3,640	Speedway Motorsports, Inc.	64

	Leisure Products — 0.08%
5,306	RC2 Corp. (a)	78
8,056	Sturm, Ruger & Co., Inc.	78

		156

	Life & Health Insurance — 0.08%
6,849	Delphi Financial Group, Inc., Class – A	153

	Life Sciences Tools & Services — 0.17%
8,196	Albany Molecular Research, Inc. (a)	74
6,200	Exelixis, Inc. (a)	46
5,020	Medivation, Inc. (a)	189

		309

	Managed Health Care — 0.16%
5,055	AMERIGROUP Corp. (a)	136
7,139	Centene Corp. (a)	151

		287

	Marine — 0.06%
6,490	American Commercial Lines, Inc. (a)	119

	Metal & Glass Containers — 0.07%
3,627	AEP Industries, Inc. (a)	139

	Mortgage REIT — 0.22%
28,389	MFA Financial, Inc.	209
13,451	Redwood Trust, Inc.	194

		403

	Multi-Sector Holdings — 0.06%
9,075	Compass Diversified Holdings, Inc.	116

	Multi-Utilities — 0.14%
1,817	CH Energy Group, Inc.	77
2,969	NorthWestern Corp.	77
8,877	PNM Resources, Inc.	113

		267

	Office REIT — 0.23%
13,815	BioMed Realty Trust, Inc.	218
2,110	Franklin Street Properties Corp.	31

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Office REIT (continued)
8,475	Parkway Properties, Inc.	$176

		425

	Oil & Gas Equipment & Services — 0.19%
5,806	GulfMark Offshore, Inc. (a)	165
11,449	Willbros Group, Inc. (a)	193

		358

	Oil & Gas Exploration & Production — 0.54%
6,377	ATP Oil & Gas Corp. (a)	117
1,202	Berry Petroleum Co., Class – A	35
5,777	Bill Barrett Corp. (a)	180
3,011	Contango Oil & Gas Co. (a)	142
3,901	EXCO Resources, Inc.	83
6,052	McMoRan Exploration Co. (a)	48
7,489	Rosetta Resources, Inc. (a)	149
5,768	Stone Energy Corp. (a)	104
10,686	Venoco, Inc. (a)	139

		997

	Oil & Gas Refining & Marketing — 0.11%
7,874	World Fuel Services Corp.	211

	Packaged Foods & Meats — 0.14%
1,912	J & J Snack Foods Corp.	76
3,712	Lancaster Colony Corp.	185

		261

	Paper Products — 0.16%
2,392	Clearwater Paper Corp. (a)	131
13,456	Glatfelter Co.	164

		295

	Pharmaceuticals — 0.26%
5,852	Ardea Biosciences, Inc. (a)	82
6,688	Cadence Pharmaceuticals, Inc. (a)	65
7,610	Cubist Pharmaceuticals, Inc. (a)	144
3,106	Par Pharmaceutical Cos., Inc. (a)	84
1,839	Valeant Pharmaceuticals International (a)	58
5,835	ViroPharma, Inc. (a)	49

		482

	Precious Metals & Minerals — 0.07%
3,254	Coeur d’Alene Mines Corp. (a)	59
6,972	Stillwater Mining Co. (a)	66

		125

	Property & Casualty Insurance — 0.27%
3,485	American Physicians Capital, Inc.	106
11,181	AmTrust Financial Services, Inc.	132
2,973	Aspen Insurance Holdings Ltd.	76
2,206	FPIC Insurance Group, Inc. (a)	85

Shares	Security Description	Value (000)
	Property & Casualty Insurance (continued)
1,894	RLI Corp.	$101

		500

	Publishing — 0.03%
2,094	Scholastic Corp.	62

	Regional Banks — 0.89%
3,596	Community Bank System, Inc.	70
8,455	First Financial Bancorp	123
5,355	Great Southern Bancorp, Inc.	114
7,175	International Bancshares Corp.	136
7,243	National Penn Bancshares, Inc.	42
6,537	Old Second Bancorp, Inc.	45
13,171	Oriental Financial Group, Inc.	142
8,404	PacWest Bancorp	169
2,644	Park National Corp.	156
5,080	Signature Bank (a)	162
9,574	Sterling Bancshares, Inc.	49
1,848	SVB Financial Group (a)	77
1,472	Tower Bancorp, Inc.	34
2,620	Trustmark Corp.	59
3,232	UMB Financial Corp.	127
7,615	United Bankshares, Inc.	152

		1,657

	Reinsurance — 0.07%
1,754	Platinum Underwriters Holdings Ltd.	67
2,436	Validus Holdings Ltd.	66

		133

	Research and Consulting Services — 0.07%
6,824	CBIZ, Inc. (a)	53
3,126	School Specialty, Inc. (a)	73

		126

	Residential REIT — 0.03%
2,810	Post Properties, Inc.	55

	Restaurants — 0.34%
7,446	California Pizza Kitchen, Inc. (a)	100
2,774	DineEquity, Inc. (a)	67
15,527	O’Charley’s, Inc. (a)	102
4,101	P.F. Chang’s China Bistro, Inc. (a)	156
9,915	The Cheesecake Factory, Inc. (a)	214

		639

	Retail REIT — 0.23%
8,394	CBL & Associates Properties, Inc.	81
5,121	Inland Real Estate Corp.	42
9,453	National Retail Properties, Inc.	201
9,851	Ramco-Gershenson Properties Trust	94

		418

	Semiconductor Equipment — 0.09%
7,436	Tessera Technologies, Inc. (a)	173

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Semiconductors — 0.58%
6,137	Micrel, Inc.	$50
12,656	Microsemi Corp. (a)	225
8,386	OmniVision Technologies, Inc. (a)	122
11,219	Pericom Semiconductor Corp. (a)	129
15,586	Skyworks Solutions, Inc. (a)	221
6,378	Standard Microsystems Corp. (a)	133
4,068	Volterra Semiconductor Corp. (a)	78
10,184	Zoran Corp. (a)	112

		1,070

	Specialized Consumer Services — 0.02%
1,996	Regis Corp.	31

	Specialized REIT — 0.36%
16,108	Extra Space Storage, Inc.	186
7,620	Healthcare Realty Trust, Inc.	164
3,229	National Health Investors, Inc.	119
4,336	Potlatch Corp.	138
2,612	Senior Housing Properties Trust	57

		664

	Specialty Chemicals — 0.32%
9,979	Landec Corp. (a)	62
3,364	Minerals Technologies, Inc.	183
6,350	OM Group, Inc. (a)	199
5,612	OMNOVA Solutions, Inc. (a)	35
1,669	Stepan Co.	108

		587

	Specialty Stores — 0.19%
12,639	Cabela’s, Inc. (a)	180
4,656	Jo-Ann Stores, Inc. (a)	169

		349

	Steel — 0.08%
11,650	Worthington Industries, Inc.	152

	Systems Software — 0.03%
1,325	Sybase, Inc. (a)	58

	Technology Distributors — 0.16%
5,867	ScanSource, Inc. (a)	157
4,385	SYNNEX Corp. (a)	134

		291

	Thrifts & Mortgage Finance — 0.21%
19,518	Bank Mutual Corp.	135
7,344	Brookline Bancorp, Inc.	73
4,993	Dime Community Bancshares	58
13,958	Provident New York Bancorp	118

		384

	Tires & Rubber — 0.08%
7,421	Cooper Tire & Rubber Co.	149

Shares	Security Description	Value (000)
	Tobacco — 0.09%
3,801	Universal Corp.	$173

	Trading Companies & Distributors — 0.24%
12,177	Aircastle Ltd.	120
5,265	Applied Industrial Technologies, Inc.	116
4,146	Beacon Roofing Supply, Inc. (a)	66
12,478	Houston Wire & Cable Co.	149

		451

	Trucking — 0.31%
10,165	Avis Budget Group, Inc. (a)	134
9,330	Celadon Group, Inc. (a)	101
8,480	Dollar Thrifty Automotive Group, Inc. (a)	217
8,300	Saia, Inc. (a)	123

		575

	Water Utilities — 0.09%
6,803	Consolidated Water Co. Ltd.	97
2,968	SJW Corp.	67

		164

	Wireless Telecommunication Services — 0.13%
4,044	Syniverse Holdings, Inc. (a)	71
15,410	USA Mobility, Inc.	169

		240

	Total Mellon Capital Management Corp.	32,308

	SSgA Funds Management, Inc. — 19.05%
	Advertising — 0.04%
2,711	Harte-Hanks, Inc.	29
2,916	National CineMedia, Inc.	49

		78

	Aerospace & Defense — 0.31%
2,602	AAR Corp. (a)	60
162	Argon ST, Inc. (a)	4
982	Ascent Solar Technologies, Inc. (a)	5
108	Astronics Corp. (a)	1
1,892	Ceradyne, Inc. (a)	36
3,302	Curtiss-Wright Corp.	104
807	Ducommun, Inc.	15
1,605	DynCorp International, Inc., Class – A (a)	23
1,506	Esterline Technologies Corp. (a)	61
1,021	Herley Industries, Inc. (a)	14
1,146	Ladish Co., Inc. (a)	17
322	LMI Aerospace, Inc. (a)	4
3,278	Moog, Inc., Class – A (a)	96
1,731	Teledyne Technologies, Inc. (a)	67
429	Todd Shipyards Corp.	7
1,134	Triumph Group, Inc.	55

		569

	Agricultural Products — 0.04%
54	Alico, Inc.	1

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Agricultural Products (continued)
3,020	Fresh Del Monte Produce, Inc. (a)	$67
271	Griffin Land & Nurseries, Inc.	8

		76

	Air Freight & Logistics — 0.07%
1,660	Air Transport Services Group, Inc. (a)	4
1,491	Atlas Air Worldwide Holdings, Inc. (a)	56
213	Dynamex, Inc. (a)	4
1,130	Forward Air Corp.	28
1,455	Hub Group, Inc., Class – A (a)	39
2,662	Pacer International, Inc. (a)	9

		140

	Airlines — 0.18%
2,538	Alaska Air Group, Inc. (a)	88
18,647	JetBlue Airways Corp. (a)	102
2,088	Republic Airways Holdings, Inc. (a)	16
3,908	SkyWest, Inc.	66
643	UAL Corp. (a)	8
11,857	US Airways Group, Inc. (a)	57

		337

	Alternative Carriers — 0.01%
322	Global Crossing Ltd. (a)	4
1,077	Premiere Global Services, Inc. (a)	9

		13

	Aluminum — 0.06%
4,125	Century Aluminum Co. (a)	67
1,084	Kaiser Aluminum Corp.	45

		112

	Apparel Retail — 0.31%
4,280	AnnTaylor Stores Corp. (a)	58
2,990	Brown Shoe Co., Inc.	30
7,843	Charming Shoppes, Inc. (a)	51
2,433	Christopher & Banks Corp.	19
854	Coldwater Creek, Inc. (a)	4
2,648	Collective Brands, Inc. (a)	60
861	DSW, Inc., Class – A (a)	22
1,673	Genesco, Inc. (a)	46
1,351	Hot Topic, Inc. (a)	9
1,932	New York & Co., Inc. (a)	8
5,018	Pacific Sunwear of California, Inc. (a)	20
200	Rue21, Inc. (a)	6
701	Shoe Carnival, Inc. (a)	14
2,783	Stage Stores, Inc.	34
109	Stein Mart, Inc. (a)	1
482	Syms Corp. (a)	3
162	The Buckle, Inc.	5
3,210	The Dress Barn, Inc. (a)	74
1,441	The Finish Line, Inc., Class – A	18

Shares	Security Description	Value (000)
	Apparel Retail (continued)
431	The Gymboree Corp. (a)	$19
3,587	The Men’s Wearhouse, Inc.	76
700	The Talbots, Inc.	6
107	Zumiez, Inc. (a)	1

		584

	Apparel, Accessories & Luxury — 0.15%
914	Carter’s, Inc. (a)	24
856	Columbia Sportswear Co.	33
645	G-III Apparel Group Ltd. (a)	14
6,258	Jones Apparel Group, Inc.	101
591	Kenneth Cole Productions, Inc., Class – A (a)	6
2,219	Liz Claiborne, Inc. (a)	12
1,237	Movado Group, Inc.	12
325	Oxford Industries, Inc.	7
701	Perry Ellis International, Inc. (a)	11
9,648	Quiksilver, Inc. (a)	19
862	UniFirst Corp.	41

		280

	Application Software — 0.22%
106	American Software, Inc., Class – A	1
913	Callidus Software, Inc. (a)	3
54	Deltek, Inc. (a)	—
3,424	Epicor Software Corp. (a)	26
269	ePlus, Inc. (a)	4
3,603	Fair Isaac Corp.	77
215	i2 Technologies, Inc. (a)	4
538	JDA Software Group, Inc. (a)	14
5,911	Lawson Software, Inc. (a)	39
6,313	Mentor Graphics Corp. (a)	56
1,665	Monotype Imaging Holdings, Inc. (a)	15
270	NetScout Systems, Inc. (a)	4
4,013	Quest Software, Inc. (a)	74
535	Symyx Technologies, Inc. (a)	3
162	Synchronoss Technologies, Inc. (a)	3
8,246	TIBCO Software, Inc. (a)	79

		402

	Asset Management & Custody Banks — 0.35%
13,088	Allied Capital Corp. (a)	47
20,381	American Capital Ltd.	50
11,943	Apollo Investment Corp.	114
8,082	Ares Capital Corp.	101
1,600	Artio Global Investors, Inc. (a)	41
965	BlackRock Kelso Capital Corp.	8
1,410	Calamos Asset Management, Inc., Class – A	16
215	Capital Southwest Corp.	17
701	Cohen & Steers, Inc.	16
107	Epoch Holding Corp.	1
215	GAMCO Investors, Inc., Class – A	10

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Asset Management & Custody Banks (continued)
1,606	Gladstone Capital Corp.	$12
1,654	Gladstone Investment Corp.	8
2,003	Harris & Harris Group, Inc. (a)	9
2,574	Hercules Technology Growth Capital, Inc.	27
1,304	Kohlberg Capital Corp.	6
215	Main Street Capital Corp.	3
5,015	MCG Capital Corp. (a)	22
1,679	MVC Capital, Inc.	20
1,707	NGP Capital Resources Co.	14
1,983	PennantPark Investment Corp.	18
539	Penson Worldwide, Inc. (a)	5
4,585	Prospect Capital Corp.	54
967	Safeguard Scientifics, Inc. (a)	10
2,048	TICC Capital Corp.	12
722	Triangle Capital Corp.	9
107	U.S. Global Investors, Inc., Class – A	1
428	Virtus Investment Partners, Inc. (a)	7
54	Westwood Holdings Group, Inc.	2

		660

	Auto Parts & Equipment — 0.23%
3,125	American Axle & Manufacturing Holdings, Inc. (a)	25
4,886	ArvinMeritor, Inc. (a)	55
10,193	Dana Holding Corp. (a)	110
747	Dorman Products, Inc. (a)	12
538	Drew Industries, Inc. (a)	11
3,814	Exide Technologies (a)	27
321	Hawk Corp., Class – A (a)	6
3,510	Modine Manufacturing Co. (a)	41
764	Raser Technologies, Inc. (a)	1
2,479	Spartan Motors, Inc.	14
547	Standard Motor Products, Inc. (a)	5
1,126	Stoneridge, Inc. (a)	10
1,769	Superior Industries International, Inc.	27
4,226	Tenneco, Inc. (a)	75

		419

	Automobile Manufacturers — 0.01%
1,853	Winnebago Industries, Inc. (a)	23

	Automotive Retail — 0.08%
322	America’s Car-Mart, Inc. (a)	9
2,294	Asbury Automotive Group, Inc. (a)	26
1,734	Group 1 Automotive, Inc. (a)	49
1,629	Lithia Motors, Inc., Class – A (a)	13
1,650	Sonic Automotive, Inc., Class – A (a)	17
3,527	The Pep Boys - Manny, Moe & Jack	30

		144

	Biotechnology — 0.08%
1,448	ArQule, Inc. (a)	5

Shares	Security Description	Value (000)
	Biotechnology (continued)
4,708	Celera Corp. (a)	$33
653	Enzo Biochem, Inc. (a)	3
1,549	Facet Biotech Corp. (a)	27
3,402	Geron Corp. (a)	19
751	Infinity Pharmaceuticals, Inc. (a)	5
2,832	Lexicon Pharmaceuticals, Inc. (a)	5
2,001	Martek Biosciences Corp. (a)	38
324	Maxygen, Inc. (a)	2
160	Myriad Pharmaceuticals, Inc. (a)	1
1,081	Nabi Biopharmaceuticals (a)	5
484	Progenics Pharmaceuticals, Inc. (a)	2

		145

	Broadcasting & Cable TV — 0.03%
6,465	Belo Corp., Class – A	35
537	Crown Media Holdings, Inc., Class – A (a)	1
432	Fisher Communications, Inc. (a)	7
2,040	LIN TV Corp., Class – A (a)	9
3,280	Sinclair Broadcast Group, Inc., Class – A (a)	13

		65

	Building Products — 0.15%
801	American Woodmark Corp.	16
690	Ameron International Corp.	44
1,894	Apogee Enterprises, Inc.	27
378	Builders FirstSource, Inc. (a)	2
2,041	Gibraltar Industries, Inc. (a)	32
3,150	Griffon Corp. (a)	39
1,338	Insteel Industries, Inc.	17
5,574	NCI Building Systems, Inc. (a)	10
1,195	Quanex Building Products Corp.	20
645	Simpson Manufacturing Co., Inc.	17
162	Trex Co., Inc. (a)	3
1,450	Universal Forest Products, Inc.	53

		280

	Cable & Satellite — 0.02%
1,460	Knology, Inc. (a)	16
1,941	Mediacom Communications Corp., Class – A (a)	9
972	Outdoor Channel Holdings, Inc. (a)	5

		30

	Casinos & Gaming — 0.03%
701	Churchill Downs, Inc.	26
913	Lakes Entertainment, Inc. (a)	2
162	Monarch Casino & Resort, Inc. (a)	1
1,507	Multimedia Games, Inc. (a)	9
2,162	Pinnacle Entertainment, Inc. (a)	20

		58

	Catalog Retail — 0.01%
1,238	Gaiam, Inc., Class – A (a)	10

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Coal & Consumable Fuels — 0.08%
6,939	International Coal Group, Inc. (a)	$27
5,392	Patriot Coal Corp. (a)	83
580	Uranerz Energy Corp. (a)	1
212	Uranium Energy Corp. (a)	1
8,202	USEC, Inc. (a)	32
590	Westmoreland Coal Co. (a)	5

		149

	Commercial Printing — 0.08%
2,779	Bowne & Co., Inc.	18
757	Consolidated Graphics, Inc. (a)	26
752	Courier Corp.	11
1,773	Deluxe Corp.	26
1,888	Ennis, Inc.	32
323	InnerWorkings, Inc. (a)	2
810	M & F Worldwide Corp. (a)	32
54	Multi-Color Corp.	1
320	The Standard Register Co.	2

		150

	Commodity Chemicals — 0.06%
1,624	Ampal-American Israel Corp., Class – A (a)	4
54	Hawkins, Inc.	1
1,235	Innophos Holdings, Inc.	29
492	Koppers Holdings, Inc.	15
54	NL Industries, Inc.	—
2,164	Spartech Corp.	22
300	STR Holdings, Inc. (a)	5
1,403	Westlake Chemical Corp.	35

		111

	Communications Equipment — 0.34%
5,068	3Com Corp. (a)	38
5,677	ADC Telecommunications, Inc. (a)	35
916	ADTRAN, Inc.	21
805	Airvana, Inc. (a)	6
107	Anaren, Inc. (a)	2
2,321	Arris Group, Inc. (a)	26
806	Bel Fuse, Inc., Class – B	17
1,248	Black Box Corp.	35
486	Communications Systems, Inc.	6
1,232	Digi International, Inc. (a)	11
5,689	EMCORE Corp. (a)	6
216	EMS Technologies, Inc. (a)	3
484	Emulex Corp. (a)	5
6,775	Extreme Networks, Inc. (a)	19
1,614	Globecomm Systems, Inc. (a)	13
1,723	Harmonic, Inc. (a)	11
4,326	Harris Stratex Networks, Inc., Class – A (a)	30
54	KVH Industries, Inc. (a)	1
1,838	NETGEAR, Inc. (a)	40

Shares	Security Description	Value (000)
	Communications Equipment (continued)
1,134	Network Equipment Technologies, Inc. (a)	$5
431	Oplink Communications, Inc. (a)	7
1,782	Opnext, Inc. (a)	3
1,505	Palm, Inc. (a)	15
1,249	PC-Tel, Inc. (a)	7
433	Plantronics, Inc.	11
3,673	Polycom, Inc. (a)	92
10,226	Powerwave Technologies, Inc. (a)	13
1,184	SeaChange International, Inc. (a)	8
14,950	Sonus Networks, Inc. (a)	32
1,371	Sycamore Networks, Inc.	29
3,324	Symmetricom, Inc. (a)	17
3,194	Tekelec (a)	49
8,159	UTStarcom, Inc. (a)	18

		631

	Computer & Electronics Retail — 0.01%
537	REX Stores Corp. (a)	8
541	Systemax, Inc.	8

		16

	Computer Hardware — 0.03%
1,732	Avid Technology, Inc. (a)	22
750	Cray, Inc. (a)	5
2,046	Silicon Graphics International Corp. (a)	14
536	Super Micro Computer, Inc. (a)	6

		47

	Computer Storage & Peripherals — 0.07%
2,353	ActivIdentity Corp. (a)	5
8,889	Adaptec, Inc. (a)	30
3,737	Electronics for Imaging, Inc. (a)	49
2,062	Imation Corp. (a)	18
1,670	Intevac, Inc. (a)	19
698	Rimage Corp. (a)	12

		133

	Construction & Engineering — 0.21%
2,836	Dycom Industries, Inc. (a)	23
3,341	EMCOR Group, Inc. (a)	90
928	Furmanite Corp. (a)	4
2,154	Granite Construction, Inc.	72
214	Great Lakes Dredge & Dock Co.	1
2,857	Insituform Technologies, Inc., Class – A (a)	65
433	Integrated Electrical Services, Inc. (a)	3
1,453	Layne Christensen Co. (a)	42
1,128	MasTec, Inc. (a)	14
702	Northwest Pipe Co. (a)	19
911	Sterling Construction Co., Inc. (a)	17
1,900	Tutor Perini Corp. (a)	34

		384

	Construction & Farm Machinery — 0.10%
488	Alamo Group, Inc.	8

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Construction & Farm Machinery (continued)
689	American Railcar Industries, Inc.	$8
1,301	Astec Industries, Inc. (a)	35
693	Cascade Corp.	19
3,705	Federal Signal Corp.	22
912	FreightCar America, Inc.	18
54	Lindsay Corp.	2
752	Miller Industries, Inc. (a)	9
379	NACCO Industries, Inc., Class – A	19
768	Sauer-Danfoss, Inc. (a)	9
1,294	The Greenbrier Cos., Inc.	13
2,695	Titan International, Inc.	22
644	Twin Disc, Inc.	7

		191

	Construction Materials — 0.05%
3,920	Headwaters, Inc. (a)	26
1,685	Texas Industries, Inc.	59
2,552	U.S. Concrete, Inc. (a)	2

		87

	Consumer Electronics — 0.00%
269	Universal Electronics, Inc. (a)	6

	Consumer Finance — 0.09%
379	Advance America Cash Advance Centers, Inc.	2
267	Cardtronics, Inc. (a)	3
2,115	Cash America International, Inc.	74
645	CompuCredit Holdings Corp.	2
55	Credit Acceptance Corp. (a)	2
270	Dollar Financial Corp. (a)	7
1,022	Nelnet, Inc., Class – A	18
320	Rewards Network, Inc.	4
4,746	The First Marblehead Corp. (a)	10
1,143	World Acceptance Corp. (a)	41

		163

	Data Processing & Outsourced Services — 0.03%
1,076	CSG Systems International, Inc. (a)	20
483	Euronet Worldwide, Inc. (a)	11
267	Global Cash Access Holdings, Inc. (a)	2
1,179	infoGROUP, Inc. (a)	9
1,837	Information Services Group, Inc. (a)	6
912	MoneyGram International, Inc. (a)	3
646	Online Resources Corp. (a)	3
755	StarTek, Inc. (a)	6

		60

	Department Stores — 0.08%
3,740	Dillard’s, Inc., Class – A	69
1,880	Retail Ventures, Inc. (a)	17

Shares	Security Description	Value (000)
	Department Stores (continued)
9,276	Saks, Inc. (a)	$61

		147

	Distributors — 0.01%
1,345	Audiovox Corp., Class – A (a)	9
536	Core-Mark Holding Co., Inc. (a)	18

		27

	Diversified Banks — 0.02%
2,092	Banco Latinoamericano de Comercio Exterior SA, Class – E	29

	Diversified Capital Markets — 0.01%
1,029	JMP Group, Inc.	10

	Diversified Chemicals — 0.11%
5,075	Olin Corp.	89
2,155	ShengdaTech, Inc. (a)	13
8,791	Solutia, Inc. (a)	112

		214

	Diversified Metals & Mining — 0.09%
1,295	AMCOL International Corp.	37
1,458	Brush Engineered Materials, Inc. (a)	27
4,868	General Moly, Inc. (a)	10
3,172	Horsehead Holding Corp. (a)	40
2,226	RTI International Metals, Inc. (a)	56

		170

	Diversified Real Estate Activities — 0.01%
428	Consolidated-Tomoka Land Co.	15

	Diversified REIT — 0.18%
3,666	CapLease, Inc.	16
4,808	Colonial Properties Trust	56
5,467	Cousins Properties, Inc.	42
643	Gladstone Commercial Corp.	9
3,252	Gramercy Capital Corp. (a)	9
5,045	Investors Real Estate Trust	45
915	PS Business Parks, Inc.	46
108	Transcontinental Realty Investors, Inc. (a)	1
3,782	Washington Real Estate Investment Trust	104
913	Winthrop Realty Trust, Inc.	10

		338

	Diversified Support Services — 0.10%
107	AMREP Corp. (a)	2
376	ATC Technology Corp. (a)	9
2,856	Comfort Systems USA, Inc.	35
1,397	G&K Services, Inc., Class – A	35
1,457	McGrath Rentcorp	33
1,995	Mobile Mini, Inc. (a)	28
271	North American Galvanizing & Coatings, Inc. (a)	1
1,134	Schawk, Inc.	15

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified Support Services (continued)
1,399	Viad Corp.	$29

		187

	Education Services — 0.00%
54	Nobel Learning Communities, Inc. (a)	—

	Electric Utilities — 0.50%
2,193	ALLETE, Inc.	72
3,999	Avista Corp.	86
813	Central Vermont Public Service Corp.	17
4,434	Cleco Corp.	121
3,288	El Paso Electric Co. (a)	67
3,413	IDACORP, Inc.	109
1,619	MGE Energy, Inc.	58
2,643	Otter Tail Corp.	66
697	Pike Electric Corp. (a)	6
5,563	Portland General Electric Co.	114
2,581	The Empire District Electric Co.	48
2,154	UIL Holdings Corp.	61
2,649	Unisource Energy Corp.	85
802	Unitil Corp.	18

		928

	Electrical Components & Equipment — 0.39%
1,566	A.O. Smith Corp.	68
755	Acuity Brands, Inc.	27
2,650	Baldor Electric Co.	74
3,355	Belden, Inc.	73
3,502	Brady Corp., Class – A	105
428	Chase Corp.	5
2,862	China BAK Battery, Inc. (a)	8
1,298	Encore Wire Corp.	27
537	Energy Conversion Devices, Inc. (a)	6
2,957	EnerSys (a)	65
6,609	Evergreen Solar, Inc. (a)	10
1,718	Franklin Electric Co., Inc.	50
904	FuelCell Energy, Inc. (a)	3
1,241	Fushi Copperweld, Inc. (a)	13
5,375	GrafTech International Ltd. (a)	84
593	II-VI, Inc. (a)	19
213	LaBarge, Inc. (a)	3
1,454	LSI Industries, Inc.	11
1,375	Orion Energy Systems, Inc. (a)	6
1,184	Polypore International, Inc. (a)	14
5,082	Power-One, Inc. (a)	22
55	Ultralife Corp. (a)	—
613	Valence Technology, Inc. (a)	1
915	Vicor Corp. (a)	8
813	Woodward Governor Co.	21

		723

Shares	Security Description	Value (000)
	Electronic Components — 0.05%
381	CPI International, Inc. (a)	$5
1,576	Littelfuse, Inc. (a)	50
914	Rogers Corp. (a)	28
961	Spectrum Control, Inc. (a)	9

		92

	Electronic Equipment & Instruments — 0.33%
323	Analogic Corp.	12
1,836	Anixter International, Inc. (a)	86
2,153	Checkpoint Systems, Inc. (a)	33
486	China Security & Surveillance Technology, Inc. (a)	4
2,387	Cognex Corp.	42
1,775	Cogo Group, Inc. (a)	13
1,565	Coherent, Inc. (a)	47
323	Daktronics, Inc.	3
591	Dawson Geophysical Co. (a)	14
2,105	Electro Scientific Industries, Inc. (a)	23
107	FARO Technologies, Inc. (a)	2
379	ICx Technologies, Inc. (a)	4
1,234	L-1 Identity Solutions, Inc. (a)	9
2,596	Methode Electronics, Inc.	23
1,129	MTS Systems Corp.	32
2,594	Newport Corp. (a)	24
270	OSI Systems, Inc. (a)	7
163	PAR Technology Corp. (a)	1
1,899	Plexus Corp. (a)	54
2,651	Regal-Beloit Corp.	138
1,138	Rofin-Sinar Technologies, Inc. (a)	27
3,146	Technitrol, Inc.	14
1,979	X-Rite, Inc. (a)	4

		616

	Electronic Manufacturing Services — 0.12%
4,120	Benchmark Electronics, Inc. (a)	78
2,455	CTS Corp.	24
924	DDi Corp. (a)	4
699	Echelon Corp. (a)	8
1,144	Measurement Specialties, Inc. (a)	11
1,733	Mercury Computer Systems, Inc. (a)	19
593	Park Electrochemical Corp.	16
2,804	SMART Modular Technologies (WWH), Inc. (a)	18
3,189	TTM Technologies, Inc. (a)	37
1,137	Zygo Corp. (a)	8

		223

	Environmental & Facilities Services — 0.07%
2,641	ABM Industries, Inc.	55
108	Clean Harbors, Inc. (a)	6
4,951	EnergySolutions, Inc.	42
268	Fuel Tech, Inc. (a)	2
2,523	Metalico, Inc. (a)	12

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Environmental & Facilities Services (continued)
483	Standard Parking Corp. (a)	$8
54	Team, Inc. (a)	1
1,179	Waste Services, Inc. (a)	11

		137

	Fertilizers & Agricultural Chemicals — 0.01%
1,277	American Vanguard Corp.	11

	Food Distributors — 0.03%
961	Nash Finch Co.	36
1,616	Spartan Stores, Inc.	23

		59

	Food Retail — 0.15%
1,410	Casey’s General Stores, Inc.	45
967	Ingles Markets, Inc., Class – A	15
2,608	Ruddick Corp.	67
485	Susser Holdings Corp. (a)	4
1,310	The Andersons, Inc.	34
2,470	The Great Atlantic & Pacific Tea Co., Inc. (a)	29
1,505	The Pantry, Inc. (a)	20
697	Weis Markets, Inc.	25
4,035	Winn-Dixie Stores, Inc. (a)	41

		280

	Footwear — 0.10%
4,115	Crocs, Inc. (a)	24
5,220	Iconix Brand Group, Inc. (a)	66
863	K-Swiss, Inc., Class – A (a)	8
2,435	Skechers U.S.A., Inc., Class – A (a)	72
1,191	The Timberland Co., Class – A (a)	21

		191

	Forest Products — 0.04%
162	Deltic Timber Corp.	8
9,182	Louisiana-Pacific Corp. (a)	64

		72

	Gas Utilities — 0.44%
634	Chesapeake Utilities Corp.	20
2,587	New Jersey Resources Corp.	97
3,348	Nicor, Inc.	141
1,888	Northwest Natural Gas Co.	85
5,063	Piedmont Natural Gas Co., Inc.	136
1,945	South Jersey Industries, Inc.	74
3,239	Southwest Gas Corp.	92
1,621	The Laclede Group, Inc.	55
3,664	WGL Holdings, Inc.	123

		823

	General Merchandise Stores — 0.02%
431	99 Cents Only Stores (a)	6

Shares	Security Description	Value (000)
	General Merchandise Stores (continued)
2,161	Fred’s, Inc., Class – A	$22
2,306	Tuesday Morning Corp. (a)	6

		34

	Gold — 0.01%
589	Allied Nevada Gold Corp. (a)	9
6,134	U.S. Gold Corp. (a)	15

		24

	Health Care Distributors — 0.02%
107	Chindex International, Inc. (a)	1
645	Owens & Minor, Inc.	28

		29

	Health Care Equipment — 0.14%
1,346	AngioDynamics, Inc. (a)	22
269	Cantel Medical Corp. (a)	5
1,352	Cardiac Science Corp. (a)	3
2,107	CONMED Corp. (a)	48
161	CryoLife, Inc. (a)	1
755	Cutera, Inc. (a)	6
5,413	ev3, Inc. (a)	72
483	Greatbatch, Inc. (a)	9
375	Hansen Medical, Inc. (a)	1
646	Home Diagnostics, Inc. (a)	4
1,235	Invacare Corp.	31
534	Natus Medical, Inc. (a)	8
379	Palomar Medical Technologies, Inc. (a)	4
2,130	Symmetry Medical, Inc. (a)	17
1,812	TomoTherapy, Inc. (a)	7
916	Volcano Corp. (a)	16
106	Young Innovations, Inc.	3
216	Zoll Medical Corp. (a)	6

		263

	Health Care Facilities — 0.15%
2,211	AmSurg Corp. (a)	49
753	Assisted Living Concepts, Inc., Class – A (a)	20
1,724	Capital Senior Living Corp. (a)	9
1,556	Hanger Orthopedic Group, Inc. (a)	22
2,864	Kindred Healthcare, Inc. (a)	53
432	LCA-Vision, Inc. (a)	2
1,121	MedCath Corp. (a)	9
322	National Healthcare Corp.	12
590	NovaMed, Inc. (a)	2
1,301	Psychiatric Solutions, Inc. (a)	27
162	Radnet, Inc. (a)	—
1,600	Select Medical Holdings Corp. (a)	17
1,509	Skilled Healthcare Group, Inc., Class – A (a)	11
3,149	Sun Healthcare Group, Inc. (a)	29
3,437	Sunrise Senior Living, Inc. (a)	11
486	U.S. Physical Therapy, Inc. (a)	8

		281

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Services — 0.13%
161	Alliance HealthCare Services, Inc. (a)	$1
2,839	Allied Healthcare International, Inc. (a)	8
1,609	Allion Healthcare, Inc. (a)	11
107	Amedisys, Inc. (a)	5
750	American Dental Partners, Inc. (a)	10
327	Continucare Corp. (a)	1
2,147	Cross Country Healthcare, Inc. (a)	21
1,244	Gentiva Health Services, Inc. (a)	34
2,341	Healthways, Inc. (a)	43
1,622	inVentiv Health, Inc. (a)	26
270	Landauer, Inc.	17
1,605	Nighthawk Radiology Holdings, Inc. (a)	7
1,190	Odyssey HealthCare, Inc. (a)	18
324	RehabCare Group, Inc. (a)	10
1,938	Res-Care, Inc. (a)	22

		234

	Health Care Supplies — 0.01%
753	Cynosure, Inc. (a)	9
218	Medical Action Industries, Inc. (a)	3
215	OraSure Technologies, Inc. (a)	1
2,631	RTI Biologics, Inc. (a)	10

		23

	Health Care Technology — 0.01%
645	AMICAS, Inc. (a)	3
699	MedQuist, Inc.	5
321	Omnicell, Inc. (a)	4
323	Vital Images, Inc. (a)	4

		16

	Heavy Electrical Equipment — 0.00%
916	PowerSecure International, Inc. (a)	7
808	SatCon Technology Corp. (a)	2

		9

	Home Entertainment Software — 0.03%
5,114	Take-Two Interactive Software, Inc. (a)	51
1,296	THQ, Inc. (a)	7

		58

	Home Furnishings — 0.06%
1,885	Ethan Allen Interiors, Inc.	25
3,177	Furniture Brands International, Inc. (a)	17
807	Hooker Furniture Corp.	10
3,716	La-Z-Boy, Inc. (a)	36
2,897	Sealy Corp. (a)	9
807	Stanley Furniture Co., Inc. (a)	8

		105

	Homebuilding — 0.11%
3,017	Beazer Homes USA, Inc. (a)	14

Shares	Security Description	Value (000)
	Homebuilding (continued)
753	Brookfield Homes Corp. (a)	$6
483	Cavco Industries, Inc. (a)	17
1,765	Hovnanian Enterprises, Inc. (a)	7
1,221	M/I Homes, Inc. (a)	13
2,360	Meritage Homes Corp. (a)	46
532	Skyline Corp.	10
7,370	Standard Pacific Corp. (a)	27
3,190	The Ryland Group, Inc.	63

		203

	Homefurnishing Retail — 0.08%
1,350	Haverty Furniture Cos., Inc.	19
8,382	Pier 1 Imports, Inc. (a)	43
4,765	Rent-A-Center, Inc. (a)	84

		146

	Hotels, Resorts & Cruise Lines — 0.08%
1,090	Bluegreen Corp. (a)	3
2,876	Gaylord Entertainment Co. (a)	57
1,895	Great Wolf Resorts, Inc. (a)	4
163	Interval Leisure Group, Inc. (a)	2
547	Morgans Hotel Group Co. (a)	2
5,595	Orient-Express Hotels Ltd., Class – A (a)	57
1,021	Red Lion Hotels Corp. (a)	5
1,396	The Marcus Corp.	18
108	Universal Travel Group (a)	1

		149

	Household Appliances — 0.03%
2,157	Helen of Troy Ltd. (a)	53

	Household Products — 0.03%
4,502	Central Garden & Pet Co., Class – A (a)	45
377	Oil-Dri Corp. of America	6
377	WD-40 Co.	12

		63

	Housewares & Specialties — 0.05%
2,855	American Greetings Corp., Class – A	62
437	Blyth, Inc.	15
596	CSS Industries, Inc.	12

		89

	Human Resource & Employment Services — 0.21%
583	Barrett Business Services, Inc.	7
798	CDI Corp.	10
1,121	COMSYS IT Partners, Inc. (a)	10
433	GP Strategies Corp. (a)	3
1,189	Heidrick & Struggles International, Inc.	37
1,717	Kelly Services, Inc., Class – A (a)	21
2,203	Kforce, Inc. (a)	28
3,033	Korn/Ferry International (a)	50
6,588	MPS Group, Inc. (a)	91
2,476	On Assignment, Inc. (a)	18

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Human Resource & Employment Services (continued)
3,975	Spherion Corp. (a)	$22
3,216	TrueBlue, Inc. (a)	48
919	Volt Information Sciences, Inc. (a)	9
594	Watson Wyatt Worldwide, Inc., Class – A	28

		382

	Independent Power Producers & Energy Traders — 0.00%
1,005	U.S. Geothermal, Inc. (a)	2

	Industrial Conglomerates — 0.06%
2,484	Kimball International, Inc., Class – B	21
24	Seaboard Corp.	32
962	Standex International Corp.	19
2,175	Tredegar Corp.	35
162	United Capital Corp. (a)	4
54	United States Lime & Minerals, Inc. (a)	2

		113

	Industrial Machinery — 0.56%
377	3D Systems Corp. (a)	4
2,607	Actuant Corp., Class – A	48
2,034	Albany International Corp., Class – A	46
1,777	Altra Holdings, Inc. (a)	22
323	Ampco-Pittsburgh Corp.	10
3,444	Barnes Group, Inc.	58
1,911	Blount International, Inc. (a)	19
3,717	Briggs & Stratton Corp.	70
268	Chart Industries, Inc. (a)	4
1,197	CIRCOR International, Inc.	30
2,365	CLARCOR, Inc.	77
1,275	Colfax Corp. (a)	15
1,449	Columbus McKinnon Corp. (a)	20
300	Duoyuan Printing, Inc. (a)	2
1,504	ENPRO Industries, Inc. (a)	40
377	Flow International Corp. (a)	1
267	Graham Corp.	6
429	Hurco Cos., Inc. (a)	6
2,011	John Bean Technologies Corp.	34
54	K-Tron International, Inc. (a)	6
921	Kadant, Inc. (a)	15
2,426	Kaydon Corp.	87
754	L.B. Foster Co., Class – A (a)	23
266	Met-Pro Corp.	3
2,746	Mueller Industries, Inc.	68
11,389	Mueller Water Products, Inc., Class – A	59
1,589	Nordson Corp.	97
269	Portec Rail Products, Inc.	3
106	RBC Bearings, Inc. (a)	3
1,788	Robbins & Myers, Inc.	42
537	Sun Hydraulics Corp.	14

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
1,392	Tecumseh Products Co., Class – A (a)	$16
431	The Eastern Co.	6
430	The Gorman-Rupp Co.	12
483	TriMas Corp. (a)	3
2,154	Watts Water Technologies, Inc., Class – A	67

		1,036

	Industrial REIT — 0.10%
15,037	DCT Industrial Trust, Inc.	76
967	DuPont Fabros Technology, Inc.	17
752	EastGroup Properties, Inc.	29
3,790	First Industrial Realty Trust, Inc. (a)	20
2,101	First Potomac Realty Trust	26
1,504	Monmouth Real Estate Investment Corp., Class – A	11

		179

	Insurance Brokers — 0.01%
327	Crawford & Co., Class – B (a)	1
3,155	National Financial Partners Corp. (a)	26

		27

	Integrated Telecommunication Services — 0.08%
603	Atlantic Tele-Network, Inc.	33
12,037	Cincinnati Bell, Inc. (a)	42
864	Consolidated Communications Holdings, Inc.	15
1,394	General Communication, Inc., Class – A (a)	9
2,058	Iowa Telecommunitcations Services, Inc.	34
1,081	SureWest Communications (a)	11

		144

	Internet Retail — 0.03%
1,694	1-800-FLOWERS.COM, Inc., Class – A (a)	4
1,566	Orbitz Worldwide, Inc. (a)	12
1,345	Shutterfly, Inc. (a)	24
645	U.S. Auto Parts Network, Inc. (a)	3
400	Vitacost.com, Inc. (a)	4

		47

	Internet Software & Services — 0.15%
492	Digital River, Inc. (a)	13
911	DivX, Inc. (a)	5
6,774	EarthLink, Inc.	56
1,075	Global Sources Ltd. (a)	7
1,191	InfoSpace, Inc. (a)	10
3,670	Internap Network Services Corp. (a)	17
967	Internet Brands, Inc., Class – A (a)	8
1,192	Internet Capital Group, Inc. (a)	8
3,854	iPass, Inc.	4
269	j2 Global Communications, Inc. (a)	6
484	Keynote Systems, Inc.	5
161	LogMeln, Inc. (a)	3
707	Marchex, Inc., Class – B	4

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Internet Software & Services (continued)
3,277	Moduslink Global Solutions, Inc. (a)	$31
4,486	Openwave Systems, Inc. (a)	10
1,723	Perficient, Inc. (a)	15
3,072	RealNetworks, Inc. (a)	11
2,759	Support.com, Inc. (a)	7
917	TechTarget (a)	5
6,099	United Online, Inc.	44
431	VASCO Data Security International, Inc. (a)	3
2,048	Web.com Group, Inc. (a)	13

		285

	Investment Banking & Brokerage — 0.29%
1,870	BGC Partners, Inc., Class – A	9
1,055	Cowen Group, Inc., Class – A (a)	6
112,919	E*TRADE Financial Corp. (a)	198
736	Evercore Partners, Inc., Class – A	22
1,293	FBR Capital Markets Corp. (a)	8
680	International Assets Holding Corp. (a)	10
1,396	KBW, Inc. (a)	38
3,310	Knight Capital Group, Inc., Class – A (a)	51
4,347	LaBranche & Co., Inc. (a)	12
4,939	MF Global Ltd. (a)	34
700	Oppenheimer Holdings, Inc., Class – A	23
1,421	Piper Jaffray Cos., Inc. (a)	72
1,453	Sanders Morris Harris Group, Inc.	8
1,718	SWS Group, Inc.	21
1,464	Thomas Weisel Partners Group, Inc. (a)	6
1,890	TradeStation Group, Inc. (a)	15

		533

	IT Consulting & Other Services — 0.18%
917	Acxiom Corp. (a)	12
1,888	CACI International, Inc., Class – A (a)	92
268	China Information Security Technology, Inc. (a)	2
5,262	CIBER, Inc. (a)	18
437	Computer Task Group, Inc. (a)	4
965	Integral Systems, Inc. (a)	8
326	ManTech International Corp., Class – A (a)	16
107	MAXIMUS, Inc.	5
3,001	Ness Technologies, Inc. (a)	15
2,205	SRA International, Inc., Class – A (a)	42
1,460	The Hackett Group, Inc. (a)	4
643	Tier Technologies, Inc., Class – B (a)	5
2,821	Unisys Corp. (a)	109
269	Virtusa Corp. (a)	3

		335

Shares	Security Description	Value (000)
	Leisure Facilities — 0.09%
2,709	Life Time Fitness, Inc. (a)	$68
924	Speedway Motorsports, Inc.	16
490	Town Sports International Holdings, Inc. (a)	1
2,116	Vail Resorts, Inc. (a)	80

		165

	Leisure Products — 0.12%
6,309	Brunswick Corp.	80
4,719	Callaway Golf Co.	35
2,060	JAKKS Pacific, Inc. (a)	25
2,051	Leapfrog Enterprises, Inc. (a)	8
810	Marine Products Corp.	4
1,622	Pool Corp.	31
1,604	RC2 Corp. (a)	24
485	Sport Supply Group, Inc.	6
540	Steinway Musical Instruments, Inc. (a)	9
107	Sturm, Ruger & Co., Inc.	1

		223

	Life & Health Insurance — 0.15%
4,235	American Equity Investment Life Holding Co.	31
646	Citizens, Inc. (a)	4
14,771	Conseco, Inc. (a)	74
3,339	Delphi Financial Group, Inc., Class – A	75
593	FBL Financial Group, Inc., Class – A	11
484	Independence Holding Co.	3
323	Kansas City Life Insurance Co.	9
161	National Western Life Insurance Co., Class – A	28
1,601	Presidential Life Corp.	15
7,885	The Phoenix Cos., Inc.	22

		272

	Life Sciences Tools & Services — 0.07%
703	Affymetrix, Inc. (a)	4
1,772	Albany Molecular Research, Inc. (a)	16
160	Cambrex Corp. (a)	1
108	Harvard Bioscience, Inc. (a)	—
826	Kendle International, Inc. (a)	15
1,665	Varian, Inc. (a)	86

		122

	Managed Health Care — 0.21%
1,412	Centene Corp. (a)	30
3,660	HealthSpring, Inc. (a)	65
2,607	Magellan Health Services, Inc. (a)	106
929	Molina Heathcare, Inc. (a)	21
1,399	Triple-S Management Corp., Class – B (a)	25
1,996	Universal American Corp. (a)	23
3,057	WellCare Health Plans, Inc. (a)	112

		382

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Marine — 0.07%
700	American Commercial Lines, Inc. (a)	$13
4,700	Eagle Bulk Shipping, Inc. (a)	23
1,879	Genco Shipping & Trading Ltd. (a)	42
2,315	Horizon Lines, Inc., Class – A	13
432	International Shipholding Corp.	13
1,289	Ship Finance International Ltd.	18
1,026	TBS International Ltd., Class – A (a)	8
1,677	Ultrapetrol Bahamas Ltd. (a)	8

		138

	Marine Ports & Services — 0.00%
754	CAI International, Inc. (a)	7

	Metal & Glass Containers — 0.05%
535	Bway Holding Co. (a)	10
2,401	Myers Industries, Inc.	22
969	Silgan Holdings, Inc.	56

		88

	Mortgage REIT — 0.37%
1,176	American Capital Agency Corp.	31
8,239	Anworth Mortgage Asset Corp.	58
600	Apollo Commercial Real Estate Finance, Inc. (a)	11
5,025	Capstead Mortgage Corp.	69
972	Care Investment Trust, Inc.	8
900	Colony Financial, Inc.	18
900	CreXus Investment Corp. (a)	13
1,074	Cypress Sharpridge Investments, Inc.	14
859	Dynex Capital, Inc.	7
2,695	Hatteras Financial Corp.	75
594	Invesco Mortgage Capital, Inc.	14
7,620	iStar Financial, Inc. (a)	19
20,642	MFA Financial, Inc.	152
4,582	Northstar Realty Finance Corp.	16
966	Pennymac Mortgage Investment Trust (a)	17
4,903	RAIT Financial Trust (a)	6
4,736	Redwood Trust, Inc.	68
1,620	Resource Capital Corp.	8
3,040	Starwood Property Trust, Inc.	57
1,714	Walter Investment Management Corp.	25

		686

	Movies & Entertainment — 0.05%
1,073	Ascent Media Corp., Class – A (a)	27
161	Carmike Cinemas, Inc. (a)	1
216	Cinemark Holdings, Inc.	3
6,095	Live Nation, Inc. (a)	52
486	LodgeNet Interactive Corp. (a)	3
1,074	Reading International, Inc., Class – A (a)	4
376	World Wrestling Entertainment, Inc., Class – A	6

		96

Shares	Security Description	Value (000)
	Multi-line Insurance — 0.02%
592	Eastern Insurance Holdings, Inc.	$5
2,806	Horace Mann Educators Corp.	35

		40

	Multi-Sector Holdings — 0.03%
1,833	Compass Diversified Holdings	23
1,023	PICO Holdings, Inc. (a)	34
972	Resource America, Inc., Class – A	4

		61

	Multi-Utilities — 0.15%
2,878	Black Hills Corp.	77
1,185	CH Energy Group, Inc.	50
2,641	NorthWestern Corp.	69
6,344	PNM Resources, Inc.	80

		276

	Office REIT — 0.30%
7,227	BioMed Realty Trust, Inc.	114
4,964	Franklin Street Properties Corp.	73
751	Government Properties Income Trust	17
5,150	Highwoods Properties, Inc.	172
3,080	Kilroy Realty Corp.	94
6,978	Lexington Realty Trust	42
1,344	Mission West Properties, Inc.	10
1,569	Parkway Properties, Inc.	33

		555

	Office Services & Supplies — 0.10%
3,997	ACCO Brands Corp. (a)	29
324	American Reprographics Co. (a)	2
909	HNI Corp.	25
107	ICT Group, Inc. (a)	2
162	Mine Safety Appliances Co.	5
5,221	Steelcase, Inc., Class – A	33
1,671	United Stationers, Inc. (a)	95

		191

	Oil & Gas Drilling — 0.07%
1,841	Bronco Drilling Co., Inc. (a)	9
7,734	Hercules Offshore, Inc. (a)	37
8,486	Parker Drilling Co. (a)	42
2,605	Pioneer Drilling Co. (a)	21
765	Union Drilling, Inc. (a)	5
5,549	Vantage Drilling Co. (a)	9

		123

	Oil & Gas Equipment & Services — 0.35%
4,572	Allis-Chalmers Energy, Inc. (a)	17
1,737	Basic Energy Services, Inc. (a)	15
432	Bolt Technology Corp. (a)	5
5,973	Boots & Coots, Inc. (a)	10
2,515	Bristow Group, Inc. (a)	97
2,610	Cal Dive International, Inc. (a)	20

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Equipment & Services (continued)
108	CARBO Ceramics, Inc.	$7
4,285	Complete Production Services, Inc. (a)	56
107	ENGlobal Corp. (a)	—
162	Geokinetics, Inc. (a)	2
7,413	Global Industries Ltd. (a)	53
863	Gulf Island Fabrication, Inc.	18
808	GulfMark Offshore, Inc. (a)	23
1,669	Hornbeck Offshore Services, Inc. (a)	39
7,152	ION Geophysical Corp. (a)	42
9,054	Key Energy Services, Inc. (a)	80
108	Lufkin Industries, Inc.	8
1,409	Matrix Service Co. (a)	15
761	Natural Gas Services Group, Inc. (a)	14
6,763	Newpark Resources, Inc. (a)	29
330	OYO Geospace Corp. (a)	14
486	PHI, Inc. (a)	10
1,300	Superior Well Services, Inc. (a)	18
871	T-3 Energy Services, Inc. (a)	22
2,497	TETRA Technologies, Inc. (a)	28
215	TGC Industries, Inc. (a)	1

		643

	Oil & Gas Exploration & Production — 0.52%
591	Approach Resources, Inc. (a)	5
2,543	Atlas Energy, Inc.	77
2,323	ATP Oil & Gas Corp. (a)	42
3,180	Berry Petroleum Co., Class – A	93
2,861	Bill Barrett Corp. (a)	89
1,464	BPZ Resources, Inc. (a)	14
3,318	Brigham Exploration Co. (a)	45
436	Clayton Williams Energy, Inc. (a)	15
1,300	Cloud Peak Energy, Inc. (a)	19
54	Contango Oil & Gas Co. (a)	3
105	CREDO Petroleum Corp. (a)	1
1,423	Cubic Energy, Inc. (a)	2
6,386	Delta Petroleum Corp. (a)	7
483	Endeavour International Corp. (a)	1
543	GeoResources, Inc. (a)	7
1,096	GMX Resources, Inc. (a)	15
1,831	Goodrich Petroleum Corp. (a)	45
14,905	Gran Tierra Energy, Inc. (a)	85
107	Gulfport Energy Corp. (a)	1
2,548	Harvest Natural Resources, Inc. (a)	13
16,918	Oilsands Quest, Inc. (a)	19
3,311	Penn Virginia Corp.	71
1,462	Petroleum Development Corp. (a)	27
3,939	Petroquest Energy, Inc. (a)	24
540	Rex Energy Corp. (a)	6
3,671	Rosetta Resources, Inc. (a)	73
3,088	Stone Energy Corp. (a)	56

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
2,754	Swift Energy Co. (a)	$66
106	Toreador Resources Corp.	1
4,203	VAALCO Energy, Inc.	19
922	Venoco, Inc. (a)	12
108	W&T Offshore, Inc.	1
2,045	Warren Resources, Inc. (a)	5

		959

	Oil & Gas Refining & Marketing — 0.02%
544	Alon USA Energy, Inc.	4
1,615	CVR Energy, Inc. (a)	11
978	Delek US Holdings, Inc.	7
698	Green Plains Renewable Energy, Inc. (a)	10
3,109	Western Refining, Inc. (a)	14

		46

	Oil & Gas Storage & Transportation — 0.10%
3,018	Cheniere Energy, Inc. (a)	7
3,152	Crosstex Energy, Inc.	19
3,826	DHT Maritime, Inc.	14
136,440	Enbridge Energy Management LLC (a)(c)	—
3,729	General Maritime Corp.	26
917	Golar LNG Ltd. (a)	12
1,281	Knightsbridge Tankers Ltd.	17
3,059	Nordic American Tanker Shipping Ltd.	92

		187

	Packaged Foods & Meats — 0.16%
385	American Italian Pasta Co., Class – A (a)	13
1,504	B&G Foods, Inc., Class – A	14
3,269	Chiquita Brands International, Inc. (a)	59
270	Diamond Foods, Inc.	10
900	Dole Food Co., Inc. (a)	11
266	Farmer Brothers Co.	5
698	Harbinger Group, Inc. (a)	5
54	HQ Sustainable Maritime Industries, Inc. (a)	—
913	Imperial Sugar Co.	16
1,433	Omega Protein Corp. (a)	6
704	Seneca Foods Corp., Class – A (a)	17
1,093	Smart Balance, Inc. (a)	7
2,244	The Hain Celestial Group, Inc. (a)	38
2,270	TreeHouse Foods, Inc. (a)	88

		289

	Paper Packaging — 0.03%
1,183	Boise, Inc. (a)	6
8,095	Graphic Packaging Holding Co. (a)	28
376	Rock-Tenn Co., Class – A	19

		53

	Paper Products — 0.23%
2,777	Buckeye Technologies, Inc. (a)	27
698	Clearwater Paper Corp. (a)	38

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Paper Products (continued)
3,087	Domtar Corp. (a)	$171
3,308	Glatfelter Co.	40
2,385	KapStone Paper & Packaging Corp. (a)	24
1,137	Neenah Paper, Inc.	16
1,286	Schweitzer-Mauduit International, Inc.	91
2,002	Wausau Paper Corp.	23

		430

	Personal Products — 0.06%
3,058	American Oriental Bioengineering, Inc. (a)	14
115	Chattem, Inc. (a)	11
1,838	Elizabeth Arden, Inc. (a)	26
871	Inter Parfums, Inc.	11
1,186	Mannatech, Inc.	4
805	Nutraceutical International Corp. (a)	10
2,598	Prestige Brands Holdings, Inc. (a)	20
811	Revlon, Inc., Class – A (a)	14
756	Schiff Nutrition International, Inc.	6

		116

	Pharmaceuticals — 0.13%
1,610	Adolor Corp. (a)	2
109	Biodel, Inc. (a)	1
216	BMP Sunstone Corp. (a)	1
479	Caraco Pharmaceutical Laboratories, Inc. (a)	3
491	Hi-Tech Pharmacal Co., Inc. (a)	14
1,352	K-V Pharmaceutical Co., Class – A (a)	5
3,695	Medicis Pharmaceutical Corp., Class – A	100
2,598	Par Pharmaceutical Cos., Inc. (a)	70
1,617	SuperGen, Inc. (a)	4
1,187	The Medicines Co. (a)	10
4,462	ViroPharma, Inc. (a)	37

		247

	Photographic Products — 0.04%
19,812	Eastman Kodak Co. (a)	84

	Precious Metals & Minerals — 0.12%
5,418	Coeur d’Alene Mines Corp. (a)	98
17,336	Hecla Mining Co. (a)	107
822	Paramount Gold & Silver Corp. (a)	1
2,678	Stillwater Mining Co. (a)	26

		232

	Property & Casualty Insurance — 0.62%
22,054	Ambac Financial Group, Inc. (a)	18
657	American Physicians Capital, Inc.	20
479	American Physicians Services Group, Inc.	11
588	American Safety Insurance Holdings Ltd. (a)	9
1,357	Amerisafe, Inc. (a)	24
1,503	AmTrust Financial Services, Inc.	18

Shares	Security Description	Value (000)
	Property & Casualty Insurance (continued)
2,207	Argo Group International Holdings Ltd. (a)	$64
7,797	Assured Guaranty Ltd.	170
643	Baldwin & Lyons, Inc., Class – B	16
1,281	CNA Surety Corp. (a)	19
906	Donegal Group, Inc., Class – A	14
374	EMC Insurance Group, Inc.	8
3,240	Employers Holdings, Inc.	50
1,294	First Acceptance Corp. (a)	3
592	First Mercury Financial Corp.	8
540	FPIC Insurance Group, Inc. (a)	21
646	Hallmark Financial Services, Inc. (a)	5
920	Harleysville Group, Inc.	29
2,912	Hilltop Holdings, Inc. (a)	34
1,024	Infinity Property & Casualty Corp.	42
4,224	Meadowbrook Insurance Group, Inc.	31
429	Mercer Insurance Group, Inc.	8
477	National Interstate Corp.	8
376	NYMAGIC, Inc.	6
2,483	PMA Capital Corp., Class – A (a)	16
2,424	ProAssurance Corp. (a)	130
806	RLI Corp.	43
860	Safety Insurance Group, Inc.	31
1,659	Seabright Insurance Holdings, Inc. (a)	19
3,837	Selective Insurance Group, Inc.	63
1,070	State Auto Financial Corp.	20
1,293	Stewart Information Services Corp.	15
1	The First American Corp.	—
813	The Navigators Group, Inc. (a)	38
597	Tower Group, Inc.	14
2,777	United America Indemnity Ltd., Class – A (a)	22
1,613	United Fire & Casualty Co.	29
376	Universal Insurance Holdings, Inc.	2
2,702	Zenith National Insurance Corp.	80

		1,158

	Publishing — 0.05%
3,119	Journal Communications, Inc., Class – A	12
215	Martha Stewart Living Omnimedia, Inc., Class – A (a)	1
1,179	PRIMEDIA, Inc.	4
1,627	Scholastic Corp.	49
2,224	The E.W. Scripps Co., Class – A (a)	15
643	Valassis Communications, Inc. (a)	12

		93

	Railroads — 0.01%
1,000	RailAmerica, Inc. (a)	12

	Real Estate Development — 0.04%
547	Avatar Holdings, Inc. (a)	9

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Real Estate Development (continued)
1,988	China Housing & Land Development, Inc. (a)	$8
2,657	Forestar Group, Inc. (a)	59

		76

	Real Estate Operating Companies — 0.00%
215	American Realty Investors, Inc. (a)	3

	Regional Banks — 1.92%
1,134	1st Source Corp.	18
321	Alliance Financial Corp.	9
481	American National Bankshares, Inc.	11
1,037	Ameris Bancorp	7
267	Ames National Corp.	6
268	Arrow Financial Corp.	7
162	Auburn National Bancorp, Inc.	3
483	BancFirst Corp.	18
269	Bancorp Rhode Island, Inc.	7
107	Bank of Marin Bancorp	3
914	Bank of the Ozarks, Inc.	27
1,288	Banner Corp.	3
214	Bar Harbor Bankshares	6
5,142	Boston Private Financial Holdings, Inc.	30
107	Bridge Bancorp, Inc.	3
430	Bryn Mawr Bank Corp.	6
592	Camden National Corp.	19
915	Cape Bancorp, Inc. (a)	6
922	Capital City Bank Group, Inc.	13
1,123	Cardinal Financial Corp.	10
2,135	Cathay General Bancorp	16
856	Center Bancorp, Inc.	8
1,124	Centerstate Banks, Inc.	11
2,201	Central Pacific Financial Corp. (a)	3
270	Century Bancorp, Inc., Class – A	6
1,511	Chemical Financial Corp.	36
480	Chicopee Bancorp, Inc. (a)	6
695	Citizens & Northern Corp.	7
214	Citizens Holding Co.	5
29,375	Citizens Republic Bancorp, Inc. (a)	20
1,073	City Holding Co.	35
320	CNB Financial Corp.	5
2,250	CoBiz Financial, Inc.	11
2,053	Columbia Banking System, Inc.	33
2,370	Community Bank System, Inc.	46
1,127	Community Trust Bancorp, Inc.	28
6,205	CVB Financial Corp.	54
1,034	Eagle Bancorp, Inc. (a)	11
6,780	East West Bancorp, Inc.	107
378	Enterprise Bancorp, Inc.	4
492	Enterprise Financial Services Corp.	4
8,304	F.N.B. Corp.	56

Shares	Security Description	Value (000)
	Regional Banks (continued)
486	Farmers Capital Bank Corp.	$5
804	Financial Institutions, Inc.	9
1,126	First Bancorp North Carolina	16
6,054	First Bancorp Puerto Rico	14
648	First Bancorp, Inc. Maine	10
3,284	First Busey Corp.	13
433	First California Financial Group, Inc. (a)	1
6,444	First Commonwealth Financial Corp.	30
1,078	First Community Bancshares, Inc.	13
3,729	First Financial Bancorp	54
699	First Financial Bankshares, Inc.	38
809	First Financial Corp.	25
1,611	First Merchants Corp.	10
4,037	First Midwest Bancorp, Inc.	44
638	First South Bancorp, Inc.	7
6,013	FirstMerit Corp.	121
867	German American Bancorp, Inc.	14
4,567	Glacier Bancorp, Inc.	63
589	Great Southern Bancorp, Inc.	13
4,054	Guaranty Bancorp (a)	5
1,418	Hampton Roads Bankshares, Inc.	2
1,732	Hancock Holding Co.	76
3,280	Harleysville National Corp.	21
1,014	Heartland Financial USA, Inc.	15
750	Heritage Financial Corp.	10
698	Home Bancorp, Inc. (a)	9
1,289	Home Bancshares, Inc.	31
1,452	IBERIABANK Corp.	78
1,507	Independent Bank Corp.	31
3,804	International Bancshares Corp.	72
3,270	Investors Bancorp, Inc. (a)	36
1,577	Lakeland Bancorp, Inc.	10
967	Lakeland Financial Corp.	17
1,557	MainSource Financial Group, Inc.	7
3,668	MB Financial, Inc.	72
369	Merchants Bancshares, Inc.	8
543	Metro Bancorp, Inc. (a)	7
378	MidSouth Bancorp, Inc.	5
1,609	Nara Bancorp, Inc. (a)	18
536	National Bankshares, Inc.	15
9,296	National Penn Bancshares, Inc.	54
2,523	NBT Bancorp, Inc.	51
1,501	Northfield Bancorp, Inc.	20
479	Northrim BanCorp, Inc.	8
162	Norwood Financial Corp.	5
322	Ohio Valley Banc Corp.	7
6,425	Old National Bancorp	80
161	Old Point Financial Corp.	3
811	Old Second Bancorp, Inc.	6
1,879	Oriental Financial Group, Inc.	20
215	Orrstown Financial Services, Inc.	7
3,551	Pacific Capital Bancorp	3

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Regional Banks (continued)
1,445	Pacific Continental Corp.	$17
1,948	PacWest Bancorp	39
703	Park National Corp.	41
548	Peapack-Gladstone Financial Corp.	7
107	Penns Woods Bancorp, Inc.	3
821	Peoples Bancorp, Inc.	8
275	Peoples Financial Corp.	6
2,420	Pinnacle Financial Partners, Inc. (a)	34
223	Porter Bancorp, Inc.	3
1,678	PremierWest Bancorp	2
1,309	PrivateBancorp, Inc.	12
3,290	Prosperity Bancshares, Inc.	133
1,608	Renasant Corp.	22
644	Republic Bancorp, Inc., Class – A	13
538	Republic First Bancorp, Inc. (a)	2
1,729	S&T Bancorp, Inc.	29
538	S.Y. Bancorp, Inc.	11
1,241	Sandy Spring Bancorp, Inc.	11
322	Santander BanCorp (a)	4
964	SCBT Financial Corp.	27
650	Shore Bancshares, Inc.	9
542	Sierra Bancorp	4
590	Signature Bank (a)	19
1,174	Simmons First National Corp., Class – A	33
1,131	Smithtown Bancorp, Inc.	7
806	Southside Bancshares, Inc.	16
1,128	Southwest Bancorp, Inc.	8
1,119	State Bancorp, Inc.	8
1,717	StellarOne Corp.	17
1,398	Sterling Bancorp	10
6,224	Sterling Bancshares, Inc.	32
4,041	Sterling Financial Corp. (a)	3
215	Suffolk Bancorp	6
1,028	Sun Bancorp, Inc. (a)	4
6,268	Susquehanna Bancshares, Inc.	37
2,763	SVB Financial Group (a)	115
2,307	Texas Capital Bancshares, Inc. (a)	32
1,500	The Bancorp, Inc. (a)	10
217	The Bank of Kentucky Financial Corp.	4
320	The First of Long Island Corp.	8
17,036	The South Financial Group, Inc.	11
431	The Wilber Corp.	3
375	Tompkins Financial Corp.	15
374	Tower Bancorp, Inc.	9
1,607	TowneBank	19
1,066	TriCo Bancshares	18
4,709	Trustmark Corp.	106
2,318	UMB Financial Corp.	91
6,354	Umpqua Holdings Corp.	85
1,289	Union Bankshares Corp.	16

Shares	Security Description	Value (000)
	Regional Banks (continued)
2,789	United Bankshares, Inc.	$56
6,172	United Community Banks, Inc. (a)	21
488	United Security Bancshares, Inc.	8
1,230	Univest Corp. of Pennsylvania	22
1,047	Washington Banking Co.	12
1,074	Washington Trust Bancorp, Inc.	17
5,004	Webster Financial Corp.	59
1,776	WesBanco, Inc.	22
1,182	West Bancorp	6
968	Westamerica Bancorp	54
3,491	Western Alliance Bancorp (a)	13
1,395	Wilshire Bancorp, Inc.	11
1,720	Wintrust Financial Corp.	53
1,233	Yadkin Valley Financial Corp.	5

		3,571

	Reinsurance — 0.25%
437	Enstar Group Ltd. (a)	32
2,805	Flagstone Reinsurance Holdings Ltd.	31
2,044	Greenlight Capital Re Ltd., Class – A (a)	48
3,796	Maiden Holdings Ltd.	28
3,435	Max Capital Group Ltd.	76
6,114	Montpelier Re Holdings Ltd.	106
3,732	Platinum Underwriters Holdings Ltd.	143

		464

	Research and Consulting Services — 0.02%
107	CRA International, Inc. (a)	3
107	Diamond Management & Technology Consultants, Inc.	1
159	Franklin Covey Co. (a)	1
215	Hill International, Inc. (a)	1
200	Mistras Group, Inc. (a)	3
912	School Specialty, Inc. (a)	21
54	VSE Corp.	3

		33

	Residential REIT — 0.24%
3,870	American Campus Communities, Inc.	109
1,026	Associated Estates Realty Corp.	12
4,337	Education Realty Trust, Inc.	21
697	Equity Lifestyle Properties, Inc.	35
2,378	Home Properties, Inc.	113
1,076	Mid-America Apartment Communities, Inc.	52
3,508	Post Properties, Inc.	69
1,193	Sun Communities, Inc.	23
484	UMH Properties, Inc.	4

		438

	Restaurants — 0.13%
1,777	AFC Enterprises, Inc. (a)	14
537	Benihana, Inc., Class – A (a)	2

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Restaurants (continued)
2,295	Bob Evans Farms, Inc.	$66
432	Cracker Barrel Old Country Store, Inc.	16
2,393	Domino’s Pizza, Inc. (a)	20
54	Einstein Noah Restaurant Group, Inc. (a)	1
161	Frisch’s Restaurants, Inc.	4
536	Landry’s Restaurants, Inc. (a)	11
1,551	Luby’s, Inc. (a)	6
1,027	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	7
1,387	O’Charley’s, Inc. (a)	9
322	Papa John’s International, Inc. (a)	8
922	Red Robin Gourmet Burgers, Inc. (a)	17
4,752	Ruby Tuesday, Inc. (a)	34
271	Ruth’s Hospitality Group, Inc. (a)	1
379	Sonic Corp. (a)	4
90	The Steak n Shake Co. (a)	29

		249

	Retail REIT — 0.36%
2,217	Acadia Realty Trust	37
534	Agree Realty Corp.	13
54	Alexander’s, Inc. (a)	17
10,146	CBL & Associates Properties, Inc.	98
2,960	Cedar Shopping Centers, Inc.	20
11,857	Developers Diversified Realty Corp.	110
2,425	Equity One, Inc.	39
806	Getty Realty Corp.	19
4,381	Glimcher Realty Trust	12
5,081	Inland Real Estate Corp.	41
3,506	Kite Realty Group Trust	14
5,845	National Retail Properties, Inc.	124
2,960	Pennsylvania Real Estate Investment Trust	25
1,880	Ramco-Gershenson Properties Trust	18
162	Saul Centers, Inc.	5
1,354	Tanger Factory Outlet Centers, Inc.	53
1,559	Urstadt Biddle Properties, Inc., Class – A	24

		669

	Security & Alarm Services — 0.02%
763	Cornell Cos., Inc. (a)	17
54	GeoEye, Inc. (a)	2
752	The Geo Group, Inc. (a)	16

		35

	Semiconductor Equipment — 0.23%
545	Advanced Energy Industries, Inc. (a)	8
1,676	ATMI, Inc. (a)	31
4,657	Brooks Automation, Inc. (a)	40
1,561	Cabot Microelectronics Corp. (a)	51
1,779	Cohu, Inc.	25
2,163	Cymer, Inc. (a)	83

Shares	Security Description	Value (000)
	Semiconductor Equipment (continued)
9,513	Entegris, Inc. (a)	$50
215	FEI Co. (a)	5
216	FormFactor, Inc. (a)	5
1,075	MEMSIC, Inc. (a)	4
3,571	MKS Instruments, Inc. (a)	62
3,844	Photronics, Inc. (a)	17
1,471	Rudolph Technologies, Inc. (a)	10
1,175	Veeco Instruments, Inc. (a)	39

		430

	Semiconductors — 0.17%
1,409	Actel Corp. (a)	17
967	ANADIGICS, Inc. (a)	4
215	CEVA, Inc. (a)	3
1,720	DSP Group, Inc. (a)	10
2,474	Exar Corp. (a)	18
1,392	GSI Technology, Inc. (a)	6
323	IXYS Corp. (a)	2
8,164	Lattice Semiconductor Corp. (a)	22
2,053	Micrel, Inc.	17
1,623	Microtune, Inc. (a)	4
3,642	OmniVision Technologies, Inc. (a)	53
1,957	Pericom Semiconductor Corp. (a)	22
1,511	RF Micro Devices, Inc. (a)	7
539	Sigma Designs, Inc. (a)	6
5,729	Silicon Image, Inc. (a)	15
6,084	Silicon Storage Technology, Inc. (a)	15
1,249	Standard Microsystems Corp. (a)	26
107	Techwell, Inc. (a)	1
4,313	Trident Microsystems, Inc. (a)	8
4,599	TriQuint Semiconductor, Inc. (a)	28
1,121	Virage Logic Corp. (a)	6
1,764	White Electronic Designs Corp. (a)	8
970	Zoran Corp. (a)	11

		309

	Soft Drinks — 0.02%
6,104	Heckmann Corp. (a)	30
430	National Beverage Corp. (a)	6

		36

	Specialized Consumer Services — 0.08%
2,233	Jackson Hewitt Tax Service, Inc. (a)	10
700	Mac-Gray Corp. (a)	7
4,166	Regis Corp.	65
434	Sotheby’s	10
535	Steiner Leisure Ltd. (a)	21
5,848	Stewart Enterprises, Inc., Class – A	30

		143

	Specialized Finance — 0.09%
699	Asset Acceptance Capital Corp. (a)	5
161	California First National Bancorp	2

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialized Finance (continued)
1,023	Encore Capital Group, Inc. (a)	$18
2,391	Fifth Street Finance Corp.	26
1,188	Financial Federal Corp.	33
1,128	Medallion Financial Corp.	9
1,558	NewStar Financial, Inc. (a)	6
3,935	PHH Corp. (a)	63
1,392	Primus Guaranty Ltd. (a)	4

		166

	Specialized REIT — 0.54%
3,805	Ashford Hospitality Trust (a)	18
2,311	Cogdell Spencer, Inc.	13
8,557	DiamondRock Hospitality Co.	72
3,048	Entertainment Properties Trust	107
6,302	Extra Space Storage, Inc.	73
4,939	FelCor Lodging Trust, Inc. (a)	18
4,365	Healthcare Realty Trust, Inc.	94
3,331	Hersha Hospitality Trust	10
4,723	LaSalle Hotel Properties	100
1,558	LTC Properties, Inc.	42
5,815	Medical Properties Trust, Inc.	58
1,774	National Health Investors, Inc.	66
4,962	OMEGA Healthcare Investors, Inc.	97
1,349	Potlatch Corp.	43
1,943	Sovran Self Storage, Inc.	69
5,751	Strategic Hotels & Resorts, Inc. (a)	11
7,157	Sunstone Hotel Investors, Inc. (a)	64
5,795	U-Store-It Trust	42
376	Universal Health Realty Income Trust	12

		1,009

	Specialty Chemicals — 0.40%
1,677	A. Schulman, Inc.	34
1,526	Arch Chemicals, Inc.	47
6,236	Ferro Corp.	51
3,557	H.B. Fuller Co.	81
2,092	ICO, Inc.	15
1,825	Innospec, Inc.	18
1,298	Minerals Technologies, Inc.	71
2,217	OM Group, Inc. (a)	70
5,548	PolyOne Corp. (a)	42
774	Quaker Chemical Corp.	16
3,625	Rockwood Holdings, Inc. (a)	85
3,555	Sensient Technologies Corp.	94
54	Stepan Co.	4
3,679	W. R. Grace & Co. (a)	93
2,143	Zoltek Cos., Inc. (a)	20

		741

	Specialty Stores — 0.10%
485	Books-A-Million, Inc.	3

Shares	Security Description	Value (000)
	Specialty Stores (continued)
3,808	Borders Group, Inc. (a)	$4
1,293	Build-A-Bear Workshop, Inc. (a)	6
2,926	Cabela’s, Inc. (a)	42
752	Conn’s, Inc. (a)	4
377	Gander Mountain Co. (a)	2
1,242	Jo-Ann Stores, Inc. (a)	45
1,619	OfficeMax, Inc. (a)	21
5,135	Sally Beauty Holdings, Inc. (a)	39
300	Vitamin Shoppe, Inc. (a)	7
1,071	West Marine, Inc. (a)	9
1,848	Zale Corp. (a)	5

		187

	Steel — 0.05%
1,283	A.M. Castle & Co.	18
2,368	China Precision Steel, Inc. (a)	5
751	General Steel Holdings, Inc. (a)	3
923	Haynes International, Inc.	30
699	Olympic Steel, Inc.	23
593	Sutor Technology Group Ltd. (a)	2
537	Universal Stainless & Alloy Products, Inc. (a)	10
380	Worthington Industries, Inc.	5

		96

	Systems Software — 0.02%
107	Double-Take Software, Inc. (a)	1
645	Dynamics Research Corp. (a)	7
200	Fortinet, Inc. (a)	3
1,178	Pervasive Software, Inc. (a)	6
3,813	SonicWALL, Inc. (a)	29

		46

	Technology Distributors — 0.08%
1,185	Agilysys, Inc.	11
1,395	Electro Rent Corp.	16
2,860	Insight Enterprises, Inc. (a)	33
698	PC Connection, Inc. (a)	5
601	PC Mall, Inc. (a)	3
1,836	ScanSource, Inc. (a)	49
1,080	SYNNEX Corp. (a)	33

		150

	Textiles — 0.01%
3,452	Unifi, Inc. (a)	13

	Thrifts & Mortgage Finance — 0.46%
1,668	Abington Bancorp, Inc.	12
6,174	Astoria Financial Corp.	77
3,585	Bank Mutual Corp.	25
1,660	BankFinancial Corp.	16
2,321	Beneficial Mutual Bancorp, Inc. (a)	23
964	Berkshire Hills Bancorp, Inc.	20
3,235	Brookline Bancorp, Inc.	32

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Thrifts & Mortgage Finance (continued)
106	Brooklyn Federal Bancorp, Inc.	$1
159	Cheviot Financial Corp.	1
646	Clifton Savings Bancorp, Inc.	6
1,507	Danvers Bancorp, Inc.	20
1,989	Dime Community Bancshares, Inc.	23
434	Doral Financial Corp. (a)	2
687	ESB Financial Corp.	9
1,186	ESSA Bancorp, Inc.	14
655	First Defiance Financial Corp.	7
1,243	First Financial Holdings, Inc.	16
1,409	First Financial Northwest, Inc.	9
322	First Financial Service Corp.	3
5,140	Flagstar Bancorp, Inc. (a)	3
2,191	Flushing Financial Corp.	25
432	Fox Chase Bancorp, Inc. (a)	4
107	Heritage Financial Group	1
1,289	Home Federal Bancorp, Inc.	17
323	K-Fed Bancorp	3
1,126	Kearny Financial Corp.	11
216	Kentucky First Federal Bancorp	2
534	Legacy Bancorp, Inc.	5
750	Meridian Interstate Bancorp, Inc. (a)	7
9,171	MGIC Investment Corp. (a)	53
273	NASB Financial, Inc.	6
7,664	NewAlliance Bancshares, Inc.	92
432	Northeast Community Bancorp, Inc.	3
2,900	Northwest Bancorp, Inc.	33
714	OceanFirst Financial Corp.	8
4,162	Ocwen Financial Corp. (a)	40
161	Oritani Financial Corp.	2
4,371	Provident Financial Services, Inc.	47
2,605	Provident New York Bancorp	22
53	Prudential Bancorp, Inc. of Pennsylvania	1
6,059	Radian Group, Inc.	44
651	Rockville Financial, Inc.	7
374	Roma Financial Corp.	5
752	Territorial Bancorp, Inc. (a)	14
5,569	The PMI Group, Inc. (a)	14
484	Tree.com, Inc. (a)	4
3,650	TrustCo Bank Corp.	23
1,017	United Financial Bancorp, Inc.	13
540	Waterstone Financial, Inc. (a)	1
2,361	Westfield Financial, Inc.	19
481	WSFS Financial Corp.	12

		857

	Tobacco — 0.05%
2,205	Alliance One International, Inc. (a)	11
1,681	Universal Corp.	76

		87

Shares	Security Description	Value (000)
	Trading Companies & Distributors — 0.17%
1,881	Aceto Corp.	$10
3,411	Aircastle Ltd.	34
3,122	Applied Industrial Technologies, Inc.	69
591	Beacon Roofing Supply, Inc. (a)	9
916	BlueLinx Holdings, Inc. (a)	2
595	DXP Enterprises, Inc. (a)	8
2,091	H&E Equipment Services, Inc. (a)	22
750	Houston Wire & Cable Co.	9
2,370	Interline Brands, Inc. (a)	41
268	Kaman Corp.	6
320	Lawson Products, Inc.	6
1,891	Rush Enterprises, Inc., Class – A (a)	22
1,073	TAL International Group, Inc.	14
695	Textainer Group Holdings Ltd.	12
54	Titan Machinery, Inc. (a)	1
4,430	United Rentals, Inc. (a)	43
161	Watsco, Inc.	8
377	Willis Lease Finance Corp. (a)	6

		322

	Trucking — 0.20%
601	AMERCO, Inc. (a)	30
1,850	Arkansas Best Corp.	54
3,055	Avis Budget Group, Inc. (a)	40
323	Celadon Group, Inc. (a)	3
2,081	Dollar Thrifty Automotive Group, Inc. (a)	53
1,351	Heartland Express, Inc.	21
916	Knight Transportation, Inc.	18
1,683	Old Dominion Freight Line, Inc. (a)	52
54	Patriot Transportation Holding, Inc. (a)	5
1,036	Saia, Inc. (a)	15
431	Universal Truckload Services, Inc.	8
161	USA Truck, Inc. (a)	2
3,173	Werner Enterprises, Inc.	63
4,541	YRC Worldwide, Inc. (a)	4

		368

	Water Utilities — 0.10%
1,299	American States Water Co.	46
486	Artesian Resources Corp., Class – A	9
1,245	California Water Service Group	46
592	Connecticut Water Service, Inc.	14
754	Consolidated Water Co. Ltd.	11
1,021	Middlesex Water Co.	18
270	Pennichuck Corp.	5
965	SJW Corp.	22
1,875	Southwest Water Co.	11
538	The York Water Co.	8

		190

	Wireless Telecommunication Services — 0.01%
917	Syniverse Holdings, Inc. (a)	16

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Wireless Telecommunication Services (continued)
162	USA Mobility, Inc.	$2

		18

	Total SSgA Funds Management, Inc.	35,387

	Sterling Johnston Capital Management, L.P. — 18.57%
	Aerospace & Defense — 1.10%
22,964	AAR Corp. (a)	528
13,045	Cubic Corp.	487
12,459	HEICO Corp.	552
9,873	Triumph Group, Inc.	476

		2,043

	Air Freight & Logistics — 0.31%
15,361	Atlas Air Worldwide Holdings, Inc. (a)	572

	Airlines — 0.13%
45,387	AirTran Holdings, Inc. (a)	237

	Alternative Carriers — 0.22%
6,383	AboveNet, Inc. (a)	415

	Apparel Retail — 1.01%
23,431	AnnTaylor Stores Corp. (a)	320
31,505	Collective Brands, Inc. (a)	717
16,155	The Dress Barn, Inc. (a)	373
10,800	The Gymboree Corp. (a)	470

		1,880

	Application Software — 1.16%
12,527	Blackboard, Inc. (a)	569
58,937	Compuware Corp. (a)	426
10,300	Concur Technologies, Inc. (a)	440
17,938	JDA Software Group, Inc. (a)	457
38,791	Lawson Software, Inc. (a)	258

		2,150

	Auto Parts & Equipment — 0.14%
31,254	American Axle & Manufacturing Holdings, Inc. (a)	251

	Biotechnology — 0.42%
31,200	Orexigen Therapeutics, Inc. (a)	232
56,811	Rigel Pharmaceuticals, Inc. (a)	540

		772

	Communications Equipment — 0.23%
19,571	NETGEAR, Inc. (a)	425

	Computer Hardware — 0.19%
30,420	3PAR, Inc. (a)	361

	Construction & Engineering — 0.24%
24,785	Tutor Perini Corp. (a)	448

	Construction & Farm Machinery — 0.10%
3,731	NACCO Industries, Inc., Class – A	186

Shares	Security Description	Value (000)
	Data Processing & Outsourced Services — 0.28%
25,911	CyberSource Corp. (a)	$521

	Diversified Metals & Mining — 0.42%
31,144	RTI International Metals, Inc. (a)	784

	Diversified Support Services — 0.24%
21,037	Healthcare Services Group, Inc.	451

	Electrical Components & Equipment — 0.55%
20,559	EnerSys (a)	450
37,062	GrafTech International Ltd. (a)	576

		1,026

	Environmental & Facilities Services — 0.20%
43,165	EnergySolutions, Inc.	367

	Health Care Equipment — 1.13%
7,900	CONMED Corp. (a)	180
22,650	SonoSite, Inc. (a)	535
16,066	Volcano Corp. (a)	279
29,716	Wright Medical Group, Inc. (a)	563
20,454	Zoll Medical Corp. (a)	547

		2,104

	Health Care Services — 0.81%
14,070	Catalyst Health Solutions, Inc. (a)	513
14,037	Genoptix, Inc. (a)	499
18,012	Gentiva Health Services, Inc. (a)	486

		1,498

	Health Care Supplies — 0.20%
20,668	Align Technology, Inc. (a)	368

	Health Care Technology — 0.19%
7,943	athenahealth, Inc. (a)	359

	Home Entertainment Software — 0.23%
11,033	Perfect World Co. Ltd. – Sponsored ADR (a)	435

	Human Resource & Employment Services — 0.46%
25,930	Korn/Ferry International (a)	428
29,179	TrueBlue, Inc. (a)	432

		860

	Industrial Machinery — 0.30%
9,138	Nordson Corp.	559

	Internet Retail — 0.32%
32,906	Shutterfly, Inc. (a)	586

	Internet Software & Services — 0.86%
12,272	j2 Global Communications, Inc. (a)	250
9,311	Mercadolibre, Inc. (a)	483
43,271	SkillSoft PLC – ADR (a)	453
40,801	ValueClick, Inc. (a)	413

		1,599

	Marine Ports & Services — 0.23%
15,283	Aegean Marine Petroleum Network, Inc.	420

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Oil & Gas Equipment & Services — 0.64%
49,268	Tesco Corp. (a)	$636
32,849	Willbros Group, Inc. (a)	554

		1,190

	Oil & Gas Exploration & Production — 0.40%
21,400	BPZ Resources, Inc. (a)	203
46,353	Resolute Energy Corp. (a)	534

		737

	Paper Packaging — 0.23%
78,778	Boise, Inc. (a)	418

	Paper Products — 0.33%
8,687	Schweitzer-Mauduit International, Inc.	611

	Personal Products — 0.18%
27,589	Bare Escentuals, Inc. (a)	337

	Pharmaceuticals — 0.95%
29,439	Eurand NV (a)	380
28,719	Impax Laboratories, Inc. (a)	390
56,192	Nektar Therapeutics (a)	524
17,604	Par Pharmaceutical Cos., Inc. (a)	476

		1,770

	Research and Consulting Services — 0.34%
34,554	Duff & Phelps Corp., Class – A	631

	Security & Alarm Services — 0.24%
16,044	GeoEye, Inc. (a)	447

	Semiconductors — 1.86%
29,094	Diodes, Inc. (a)	595
52,239	Fairchild Semiconductor International, Inc. (a)	522
41,072	Intersil Holding Corp.	630
18,826	Monolithic Power Systems, Inc. (a)	451
25,824	Semtech Corp. (a)	439
41,884	TriQuint Semiconductor, Inc. (a)	252
51,871	Zoran Corp. (a)	573

		3,462

	Soft Drinks — 0.17%
39,157	Cott Corp. (a)	322

	Specialty Chemicals — 0.28%
68,746	PolyOne Corp. (a)	514

	Specialty Stores — 0.36%
10,379	Jo-Ann Stores, Inc. (a)	376
12,842	Vitamin Shoppe, Inc. (a)	286

		662

	Steel — 0.24%
32,630	A.M. Castle & Co.	447

	Systems Software — 0.24%
18,768	CommVault Systems, Inc. (a)	445

Shares or Principal Amount (000)	Security Description	Value (000)
	Thrifts & Mortgage Finance — 0.20%
63,835	MGIC Investment Corp. (a)	$369

	Trucking — 0.24%
17,756	Dollar Thrifty Automotive Group, Inc. (a)	455

	Total Sterling Johnston Capital Management, L.P.	34,494

	Total Common Stocks	178,517

	Rights — 0.00%
	SSgA Funds Management, Inc. — 0.00%
594	Builders Firstsource, Inc.	—
7,709	Flagstar Bankcorp, Inc.	—

	Total Rights	—

	U.S. Treasury Obligations — 0.05%
	SSgA Funds Management, Inc. — 0.05%
$100	U.S. Treasury Bill, 0.02%, 3/11/10 (c)(d)	100

	Total U.S. Treasury Obligations	100

	Time Deposits — 1.43%
	Frontier Capital Management Company, LLC — 0.93%
1,723	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	1,723

	IronBridge Capital Management LP — 0.34%
630	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	630

	Sterling Johnston Capital Management, L.P. — 0.16%
287	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	287

	Total Time Deposits	2,640

	Mutual Funds — 0.15%
	SSgA Funds Management, Inc. — 0.15%
266,628	Alliance Money Market Fund Prime Portfolio, 0.12% (e)	267
771	Kayne Anderson Energy Development Fund	11

	Total Mutual Funds	278

	Total Investments (cost $166,416) — 97.72%	181,535
	Other assets in excess of liabilities — 2.28%	4,241

	Net Assets — 100.00%	$185,776

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Escrow security due to bankruptcy.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2009 (Unaudited)

(c)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.

(d)	Rate disclosed represents effective yield at purchase.

(e)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2009.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ Depreciation (000)
7	Russell 2000 Mini Future	$437	Mar-10	$19

	Net Unrealized Appreciation/Depreciation			$19

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.70%
	Frontier Capital Management Company, LLC — 17.80%
	Aerospace & Defense — 0.36%
4,467	Goodrich Corp.	$287
7,594	Orbital Sciences Corp. (a)	116
19,928	Taser International, Inc. (a)	87

		490

	Air Freight & Logistics — 0.13%
6,365	Hub Group, Inc., Class – A (a)	171

	Alternative Carriers — 0.14%
22,367	Premiere Global Services, Inc. (a)	185

	Apparel Retail — 0.32%
30,734	Chico’s FAS, Inc. (a)	432

	Application Software — 0.53%
18,063	Amdocs Ltd. (a)	515
5,211	Manhattan Associates, Inc. (a)	125
7,499	TiVo, Inc. (a)	77

		717

	Asset Management & Custody Banks — 0.20%
9,046	Waddell & Reed Financial, Inc., Class – A	276

	Auto Parts & Equipment — 0.20%
4,220	Autoliv, Inc.	183
4,725	Gentex Corp.	84

		267

	Biotechnology — 0.19%
6,823	BioMarin Pharmaceutical, Inc. (a)	128
20,155	Nanosphere, Inc. (a)	130

		258

	Coal & Consumable Fuels — 0.28%
5,087	CONSOL Energy, Inc.	253
3,121	Massey Energy Co.	131

		384

	Communications Equipment — 0.49%
4,074	ADTRAN, Inc.	92
6,299	Anaren, Inc. (a)	95
20,889	Arris Group, Inc. (a)	238
4,132	Ciena Corp. (a)	45
4,745	CommScope, Inc. (a)	126
10,255	Harmonic, Inc. (a)	65

		661

	Computer Hardware — 0.23%
12,112	Avid Technology, Inc. (a)	155
5,657	Diebold, Inc.	161

		316

	Computer Storage & Peripherals — 0.42%
5,548	Seagate Technology	101
10,481	Western Digital Corp. (a)	463

		564

Shares	Security Description	Value (000)
	Construction & Engineering — 0.61%
11,521	Chicago Bridge & Iron Co. NV (a)	$233
4,409	Fluor Corp.	198
6,480	Foster Wheeler AG (a)	191
2,951	Jacobs Engineering Group, Inc. (a)	111
4,639	Quanta Services, Inc. (a)	97

		830

	Construction & Farm Machinery — 0.12%
4,171	Navistar International Corp. (a)	161

	Consumer Electronics — 0.13%
4,937	Harman International Industries, Inc.	174

	Data Processing & Outsourced Services — 0.09%
2,369	Global Payments, Inc.	128

	Diversified Chemicals — 0.31%
9,910	Cabot Corp.	260
2,850	FMC Corp.	159

		419

	Diversified Metals & Mining — 0.13%
3,897	Brush Engineered Materials, Inc. (a)	72
3,949	RTI International Metals, Inc. (a)	100

		172

	Diversified Support Services — 0.07%
4,016	Ritchie Bros. Auctioneers, Inc.	90

	Electrical Components & Equipment — 0.49%
4,725	A.O. Smith Corp.	205
10,324	Belden, Inc.	226
1,586	Franklin Electric Co., Inc.	46
2,856	Hubbell, Inc., Class – B	135
1,450	Thomas & Betts Corp. (a)	52

		664

	Electronic Components — 0.24%
4,686	DTS, Inc. (a)	160
5,325	Rogers Corp. (a)	162

		322

	Electronic Equipment & Instruments — 0.22%
6,016	Cognex Corp.	107
2,791	Itron, Inc. (a)	188

		295

	Electronic Manufacturing Services — 0.32%
35,593	Flextronics International Ltd. (a)	260
9,774	Jabil Circuit, Inc.	170

		430

	Environmental & Facilities Services — 0.45%
3,874	Clean Harbors, Inc. (a)	231
20,912	EnergySolutions, Inc.	177
7,092	Republic Services, Inc., Class – A	201

		609

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	General Merchandise Stores — 0.13%
3,633	Dollar Tree, Inc. (a)	$175

	Health Care Equipment — 0.73%
40,547	DexCom, Inc. (a)	328
29,466	Hansen Medical, Inc. (a)	89
34,490	Insulet Corp. (a)	492
7,251	Syneron Medical Ltd. (a)	76

		985

	Health Care Services — 0.35%
5,455	Catalyst Health Solutions, Inc. (a)	199
2,005	Mednax, Inc. (a)	121
6,247	Omnicare, Inc.	151

		471

	Health Care Supplies — 0.38%
13,328	The Cooper Cos., Inc.	508

	Health Care Technology — 0.07%
4,900	Eclipsys Corp. (a)	91

	Industrial Conglomerates — 0.07%
2,769	Carlisle Cos., Inc.	95

	Industrial Gases — 0.06%
1,556	Airgas, Inc.	74

	Industrial Machinery — 0.56%
11,478	Albany International Corp., Class – A	258
4,197	Kadant, Inc. (a)	67
5,735	Kaydon Corp.	205
4,768	Pall Corp.	173
1,841	Pentair, Inc.	59

		762

	Insurance Brokers — 0.14%
7,364	Willis Group Holdings Ltd.	194

	Integrated Oil & Gas — 0.13%
2,290	Interoil Corp. (a)	176

	Internet Software & Services — 0.23%
15,415	Cognet Communications Group, Inc. (a)	152
3,908	comScore, Inc. (a)	68
4,743	Switch and Data Facilities Co. (a)	96

		316

	Investment Banking & Brokerage — 0.25%
11,207	GFI Group, Inc.	51
2,978	Lazard Ltd., Class – A	113
7,347	Raymond James Financial, Inc.	175

		339

	IT Consulting & Other Services — 0.04%
11,786	Ness Technologies, Inc. (a)	58

Shares	Security Description	Value (000)
	Life Sciences Tools & Services — 0.62%
7,515	ICON PLC – ADR (a)	163
9,163	Illumina, Inc. (a)	281
1,601	Millipore Corp. (a)	116
4,628	Pharmaceutical Product Development, Inc.	108
7,282	QIAGEN NV (a)	163

		831

	Marine — 0.08%
3,268	Kirby Corp. (a)	114

	Metal & Glass Containers — 0.54%
28,329	Crown Holdings, Inc. (a)	725

	Mortgage REIT — 0.47%
27,269	Annaly Capital Management, Inc.	473
42,428	Chimera Investment Corp.	165

		638

	Movies & Entertainment — 0.10%
9,784	Cinemark Holdings, Inc.	141

	Office Services & Supplies — 0.05%
1,991	Avery Dennison Corp.	73

	Oil & Gas Drilling — 0.22%
1,962	ENSCO International, Inc. – Sponsored ADR	78
5,456	Noble Corp.	222

		300

	Oil & Gas Equipment & Services — 0.40%
1,276	Core Laboratories NV	151
5,426	Dril-Quip, Inc. (a)	307
1,799	National Oilwell Varco, Inc.	79

		537

	Oil & Gas Exploration & Production — 0.50%
3,322	Cabot Oil & Gas Corp., Class – A	145
4,149	Continental Resources, Inc. (a)	178
18,972	Talisman Energy, Inc.	353

		676

	Oil & Gas Refining & Marketing — 0.17%
8,783	World Fuel Services Corp.	235

	Packaged Foods & Meats — 0.12%
12,801	Smart Balance, Inc. (a)	77
5,551	Smithfield Foods, Inc. (a)	84

		161

	Paper Packaging — 0.10%
6,102	Packaging Corp. of America	140

	Paper Products — 0.07%
6,453	Neenah Paper, Inc.	90

	Personal Products — 0.04%
1,955	Nu Skin Enterprises, Inc., Class – A	53

	Pharmaceuticals — 0.06%
2,155	Perrigo Co.	86

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Precious Metals & Minerals — 0.06%
13,144	Hecla Mining Co. (a)	$81

	Property & Casualty Insurance — 0.41%
4,394	OneBeacon Insurance Group Ltd.	60
9,164	W.R. Berkley Corp.	226
794	White Mountains Insurance Group Ltd.	264

		550

	Railroads — 0.14%
5,801	Kansas City Southern Industries, Inc. (a)	193

	Regional Banks — 0.21%
71,478	CapitalSource, Inc.	284

	Reinsurance — 0.29%
2,879	Everest Re Group Ltd.	247
8,402	Montpelier Re Holdings Ltd.	145

		392

	Restaurants — 0.05%
3,250	The Cheesecake Factory, Inc. (a)	70

	Semiconductor Equipment — 0.43%
8,966	ATMI, Inc. (a)	167
3,421	Cabot Microelectronics Corp. (a)	113
6,582	Cymer, Inc. (a)	253
4,336	Teradyne, Inc. (a)	46

		579

	Semiconductors — 1.93%
11,272	Actel Corp. (a)	134
9,010	Altera Corp.	204
7,746	Cree, Inc. (a)	437
7,990	Fairchild Semiconductor International, Inc. (a)	80
14,906	Integrated Device Technology, Inc. (a)	96
11,416	International Rectifier Corp. (a)	252
11,209	Maxim Integrated Products, Inc.	228
9,248	Microsemi Corp. (a)	164
8,642	National Semiconductor Corp.	133
25,429	PMC-Sierra, Inc. (a)	220
3,671	Silicon Laboratories, Inc. (a)	177
34,080	Skyworks Solutions, Inc. (a)	484

		2,609

	Specialized Consumer Services — 0.13%
7,668	Sotheby’s	172

	Specialty Chemicals — 0.18%
6,779	Albemarle Corp.	247

	Systems Software — 0.04%
1,776	Rovi Corp. (a)	57

	Trading Companies & Distributors — 0.17%
4,680	Watsco, Inc.	229

Shares	Security Description	Value (000)
	Trucking — 0.12%
4,205	Landstar System, Inc.	$163

	Wireless Telecommunication Services — 0.29%
20,825	MetroPCS Communications, Inc. (a)	159
7,038	NII Holdings, Inc., Class – B (a)	236

		395

	Total Frontier Capital Management Company, LLC	24,080

	IronBridge Capital Management LP — 23.00%
	Aerospace & Defense — 0.73%
6,325	Esterline Technologies Corp. (a)	258
10,940	Moog, Inc., Class – A (a)	320
11,955	Orbital Sciences Corp. (a)	182
4,661	Triumph Group, Inc.	225

		985

	Agricultural Products — 0.28%
13,196	Corn Products International, Inc.	386

	Apparel Retail — 0.20%
9,380	The Buckle, Inc.	275

	Application Software — 0.84%
9,566	ANSYS, Inc. (a)	416
8,146	Informatica Corp. (a)	211
12,136	Jack Henry & Associates, Inc.	280
13,707	Parametric Technology Corp. (a)	224

		1,131

	Auto Parts & Equipment — 0.11%
9,890	Superior Industries International, Inc.	151

	Biotechnology — 0.65%
15,104	Cepheid, Inc. (a)	188
18,427	Isis Pharmaceuticals, Inc. (a)	205
9,689	Metabolix, Inc. (a)	107
8,154	Myriad Genetics, Inc. (a)	213
5,486	Onyx Pharmaceuticals, Inc. (a)	161

		874

	Building Products — 0.35%
18,209	Apogee Enterprises, Inc.	255
5,990	Universal Forest Products, Inc.	220

		475

	Casinos & Gaming — 0.23%
7,638	WMS Industries, Inc. (a)	305

	Commodity Chemicals — 0.17%
12,062	Methanex Corp.	235

	Communications Equipment — 0.58%
9,678	Polycom, Inc. (a)	242
35,551	Tekelec (a)	543

		785

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Computer Storage & Peripherals — 0.34%
14,987	Synaptics, Inc. (a)	$459

	Construction & Engineering — 0.32%
7,133	Insituform Technologies, Inc., Class – A (a)	162
21,815	MasTec, Inc. (a)	273

		435

	Construction & Farm Machinery— 0.19%
9,518	Astec Industries, Inc. (a)	256

	Consumer Electronics — 0.14%
8,069	Universal Electronics, Inc. (a)	187

	Diversified Chemicals — 0.43%
10,473	Cabot Corp.	275
5,462	FMC Corp.	304

		579

	Diversified Real Estate Activities — 0.19%
8,752	The St. Joe Co. (a)	253

	Education Services — 0.19%
1,191	Strayer Education, Inc.	253

	Electric Utilities — 0.55%
22,114	Avista Corp.	477
5,031	ITC Holdings Corp.	262

		739

	Electrical Components & Equipment — 0.53%
4,545	American Superconductor Corp. (a)	186
16,638	GrafTech International Ltd. (a)	259
7,497	Thomas & Betts Corp. (a)	268

		713

	Electronic Equipment & Instruments — 1.15%
21,373	Daktronics, Inc.	197
14,465	FLIR Systems, Inc. (a)	473
2,498	Itron, Inc. (a)	169
18,167	National Instruments Corp.	535
7,872	Rofin-Sinar Technologies, Inc. (a)	186

		1,560

	Electronic Manufacturing Services — 0.12%
6,546	Trimble Navigation Ltd. (a)	165

	Environmental & Facilities Services — 0.17%
8,528	Tetra Tech, Inc. (a)	232

	Food Retail — 0.17%
7,440	Casey’s General Stores, Inc.	237

	Footwear — 0.24%
11,826	Wolverine World Wide, Inc.	322

Shares	Security Description	Value (000)
	Gas Utilities — 0.52%
8,840	AGL Resources, Inc.	$322
15,685	UGI Corp.	380

		702

	General Merchandise Stores — 0.43%
11,904	Big Lots, Inc. (a)	345
23,270	Fred’s, Inc., Class – A	237

		582

	Health Care Distributors — 0.45%
14,123	Owens & Minor, Inc.	606

	Health Care Equipment — 0.49%
5,404	Gen-Probe, Inc. (a)	232
19,496	Hansen Medical, Inc. (a)	59
4,055	IDEXX Laboratories, Inc. (a)	217
6,063	Zoll Medical Corp. (a)	162

		670

	Health Care Technology — 0.24%
3,989	Cerner Corp. (a)	329

	Household Appliances — 0.13%
4,139	Snap-on, Inc.	175

	Housewares & Specialties — 0.17%
4,845	Tupperware Brands Corp.	226

	Industrial Conglomerates — 0.13%
5,380	Raven Industries, Inc.	171

	Industrial Machinery — 0.46%
4,239	Kaydon Corp.	152
2,940	Lincoln Electric Holdings, Inc.	157
4,013	Valmont Industries, Inc.	315

		624

	Internet Retail — 0.18%
4,309	Netflix, Inc. (a)	238

	Investment Banking & Brokerage — 0.58%
12,449	Jefferies Group, Inc. (a)	296
20,862	Knight Capital Group, Inc., Class – A (a)	321
2,753	Stifel Financial Corp. (a)	163

		780

	Leisure Products — 0.24%
42,696	Callaway Golf Co.	322

	Life Sciences Tools & Services — 0.95%
2,837	Dionex Corp. (a)	210
25,307	Exelixis, Inc. (a)	186
10,176	Illumina, Inc. (a)	312
16,015	Luminex Corp. (a)	239
5,011	Techne Corp.	344

		1,291

	Marine — 0.33%
13,080	Alexander & Baldwin, Inc.	448

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Metal & Glass Containers — 0.35%
13,215	AptarGroup, Inc.	$472

	Multi-line Insurance — 0.41%
22,353	American Financial Group, Inc.	558

	Multi-Sector Holdings — 0.09%
3,894	PICO Holdings, Inc. (a)	127

	Multi-Utilities — 0.35%
17,952	Black Hills Corp.	478

	Office REIT — 0.56%
4,015	Alexandria Real Estate Equities, Inc.	258
13,587	Corporate Office Properties	498

		756

	Oil & Gas Drilling — 0.37%
4,251	Atwood Oceanics, Inc. (a)	153
8,101	Unit Corp. (a)	344

		497

	Oil & Gas Equipment & Services — 0.50%
3,035	Lufkin Industries, Inc.	222
5,562	Oceaneering International, Inc. (a)	326
10,299	Tesco Corp. (a)	133

		681

	Oil & Gas Exploration & Production — 0.38%
8,126	Cabot Oil & Gas Corp., Class – A	354
6,936	Swift Energy Co. (a)	166

		520

	Oil & Gas Storage & Transportation — 0.26%
15,321	Southern Union Co.	348

	Packaged Foods & Meats — 0.14%
7,978	Flowers Foods, Inc.	189

	Paper Products — 0.06%
7,286	Wausau Paper Corp.	84

	Property & Casualty Insurance — 0.91%
2,286	Alleghany Corp. (a)	631
9,918	Argo Group International Holdings Ltd. (a)	289
2,961	RLI Corp.	157
14,080	Stewart Information Services Corp.	159

		1,236

	Regional Banks — 0.92%
10,191	Columbia Banking System, Inc.	165
9,577	Cullen/Frost Bankers, Inc.	479
2,716	Glacier Bancorp, Inc.	37
4,408	IBERIABANK Corp.	237
11,722	TCF Financial Corp.	160
2,941	Westamerica Bancorp	163

		1,241

Shares	Security Description	Value (000)
	Residential REIT — 0.42%
11,720	Mid-America Apartment Communities, Inc.	$566

	Semiconductor Equipment — 0.20%
7,374	Varian Semiconductor Equipment Associates, Inc. (a)	265

	Semiconductors — 0.70%
29,624	Cypress Semiconductor Corp. (a)	313
13,074	Semtech Corp. (a)	223
11,010	Skyworks Solutions, Inc. (a)	156
12,325	Standard Microsystems Corp. (a)	256

		948

	Specialized REIT — 0.12%
4,958	Potlatch Corp.	158

	Specialty Chemicals — 0.46%
5,489	Arch Chemicals, Inc.	170
4,169	Lubrizol Corp.	304
2,815	Minerals Technologies, Inc.	153

		627

	Specialty Stores — 0.38%
9,600	Tractor Supply Co. (a)	508

	Steel — 0.23%
11,416	Carpenter Technology Corp.	308

	Systems Software — 0.33%
3,719	Sybase, Inc. (a)	161
29,527	TeleCommunication Systems, Inc. , Class – A (a)	286

		447

	Technology Distributors — 0.18%
8,954	ScanSource, Inc. (a)	239

	Thrifts & Mortgage Finance — 0.25%
16,887	Provident Financial Services, Inc.	180
7,982	Washington Federal, Inc.	154

		334

	Trading Companies & Distributors — 0.26%
7,052	GATX Corp.	203
5,747	WESCO International, Inc. (a)	155

		358

	Total IronBridge Capital Management LP	31,101

	Mellon Capital Management Corp. — 19.02%
	Aerospace & Defense — 0.31%
1,474	American Science & Engineering, Inc.	112
3,501	Cubic Corp.	131
3,404	DynCorp International, Inc., Class – A (a)	49
6,519	Orbital Sciences Corp. (a)	99
681	Triumph Group, Inc.	33

		424

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Agricultural Products — 0.05%
3,280	Fresh Del Monte Produce, Inc. (a)	$72

	Airlines — 0.20%
1,055	Alaska Air Group, Inc. (a)	37
2,799	Allegiant Travel Co. (a)	132
6,339	SkyWest, Inc.	107

		276

	Apparel Retail — 0.29%
1,528	Aeropostale, Inc. (a)	52
2,030	Jos. A. Bank Clothiers, Inc. (a)	85
10,176	Stage Stores, Inc.	126
12,381	Stein Mart, Inc. (a)	132

		395

	Apparel, Accessories & Luxury — 0.30%
3,125	Fossil, Inc. (a)	105
10,474	Jones Apparel Group, Inc.	168
6,416	Oxford Industries, Inc.	133

		406

	Application Software — 0.83%
2,114	Advent Software, Inc. (a)	86
5,110	Fair Isaac Corp.	109
5,336	Interactive Intelligence, Inc. (a)	98
6,111	JDA Software Group, Inc. (a)	156
5,453	Kenexa Corp. (a)	71
6,391	Manhattan Associates, Inc. (a)	154
8,755	NetScout Systems, Inc. (a)	128
12,646	S1 Corp. (a)	83
9,611	SuccessFactors, Inc. (a)	159
8,235	TiVo, Inc. (a)	84

		1,128

	Asset Management & Custody Banks — 0.19%
5,103	Apollo Investment Corp.	49
9,144	Calamos Asset Management, Inc., Class – A	105
8,075	Penson Worldwide, Inc. (a)	73
2,515	Safeguard Scientifics, Inc. (a)	26

		253

	Automotive Retail — 0.17%
5,904	Asbury Automotive Group, Inc. (a)	68
2,803	Lithia Motors, Inc., Class – A (a)	23
13,671	Sonic Automotive, Inc., Class – A (a)	142

		233

	Biotechnology — 0.68%
869	Alexion Pharmaceuticals, Inc. (a)	42
11,671	Alkermes, Inc. (a)	110
2,474	Alnylam Pharmaceuticals, Inc. (a)	44
5,300	Exelixis, Inc. (a)	39

Shares	Security Description	Value (000)
	Biotechnology (continued)
11,296	MannKind Corp. (a)	$99
6,169	Martek Biosciences Corp. (a)	117
25,400	Maxygen, Inc. (a)	155
5,332	Momenta Pharmaceuticals, Inc. (a)	67
1,734	Myriad Genetics, Inc. (a)	45
1,426	Onyx Pharmaceuticals, Inc. (a)	42
14,553	PDL BioPharma, Inc.	100
6,302	Seattle Genetics, Inc. (a)	64

		924

	Building Products — 0.22%
2,981	AAON, Inc.	58
9,002	Apogee Enterprises, Inc.	126
4,661	Gibraltar Industries, Inc. (a)	73
1,055	Universal Forest Products, Inc.	39

		296

	Casinos & Gaming — 0.08%
1,000	Bally Technologies, Inc. (a)	41
3,788	Isle of Capri Casinos, Inc. (a)	28
963	WMS Industries, Inc. (a)	39

		108

	Commercial Printing — 0.20%
3,295	Consolidated Graphics, Inc. (a)	116
3,873	Ennis, Inc.	65
2,236	M & F Worldwide Corp. (a)	88

		269

	Communications Equipment — 0.67%
13,084	Acme Packet, Inc. (a)	144
8,435	Anaren, Inc. (a)	127
14,746	Arris Group, Inc. (a)	169
8,102	Aruba Networks, Inc. (a)	86
4,158	Loral Space & Communications, Inc. (a)	131
9,780	Oplink Communications, Inc. (a)	160
5,463	Tekelec (a)	84

		901

	Computer Hardware — 0.03%
6,260	Cray, Inc. (a)	40

	Computer Storage & Peripherals — 0.19%
10,802	Novatel Wireless, Inc. (a)	86
8,537	STEC, Inc. (a)	140
1,218	Synaptics, Inc. (a)	37

		263

	Construction & Engineering — 0.16%
10,207	Dycom Industries, Inc. (a)	82
5,096	EMCOR Group, Inc. (a)	137

		219

	Construction & Farm Machinery — 0.15%
3,882	Cascade Corp.	107

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Construction & Farm Machinery (continued)
5,823	Federal Signal Corp.	$35
1,554	Lindsay Corp.	62

		204

	Consumer Finance — 0.24%
10,554	Nelnet, Inc., Class – A	182
4,070	World Acceptance Corp. (a)	146

		328

	Data Processing & Outsourced Services — 0.38%
7,851	TeleTech Holdings, Inc. (a)	157
10,293	VeriFone Holdings, Inc. (a)	169
5,896	Wright Express Corp. (a)	188

		514

	Department Stores — 0.13%
9,383	Dillard’s, Inc., Class – A	173

	Diversified Banks — 0.08%
8,210	Banco Latinoamericano de Comercio Exterior SA, Class – E	114

	Diversified Chemicals — 0.09%
8,407	LSB Industries, Inc. (a)	118

	Diversified REIT — 0.08%
5,005	Cousins Properties, Inc.	38
3,993	Investors Real Estate Trust	36
559	PS Business Parks, Inc.	28

		102

	Diversified Support Services — 0.17%
7,663	ATC Technology Corp. (a)	183
3,408	Comfort Systems USA, Inc.	42

		225

	Education Services — 0.09%
2,579	Bridgepoint Education, Inc. (a)	39
6,486	Corinthian Colleges, Inc. (a)	89

		128

	Electrical Components & Equipment — 0.32%
2,113	American Superconductor Corp. (a)	87
4,899	Brady Corp., Class – A	147
5,810	EnerSys (a)	127
2,355	Powell Industries, Inc. (a)	74

		435

	Electronic Equipment & Instruments — 0.22%
8,910	Comverge, Inc. (a)	100
3,662	Dawson Geophysical Co. (a)	85
3,414	OSI Systems, Inc. (a)	93
2,861	Technitrol, Inc.	12

		290

Shares	Security Description	Value (000)
	Electronic Manufacturing Services — 0.16%
7,460	Benchmark Electronics, Inc. (a)	$141
6,783	TTM Technologies, Inc. (a)	78

		219

	Environmental & Facilities Services — 0.12%
6,149	Tetra Tech, Inc. (a)	167

	Food Distributors — 0.12%
6,132	United Natural Foods, Inc. (a)	164

	Food Retail — 0.06%
2,229	Weis Markets, Inc.	81

	Footwear — 0.20%
3,410	Steven Madden Ltd. (a)	140
4,584	Wolverine World Wide, Inc.	125

		265

	Gas Utilities — 0.22%
3,231	Chesapeake Utilities Corp.	104
1,178	New Jersey Resources Corp.	44
4,533	WGL Holdings, Inc.	152

		300

	General Merchandise Stores — 0.05%
7,092	Fred’s, Inc., Class – A	72

	Health Care Distributors — 0.07%
6,280	Pharmerica Corp. (a)	100

	Health Care Equipment — 0.72%
9,374	American Medical Systems Holdings, Inc. (a)	181
6,500	Cantel Medical Corp. (a)	131
5,470	Cyberonics, Inc. (a)	112
6,898	Electro-Optical Sciences, Inc. (a)	71
11,485	ev3, Inc. (a)	153
6,396	Invacare Corp.	160
5,066	Somanetics Corp. (a)	89
2,607	STERIS Corp.	73

		970

	Health Care Facilities — 0.13%
4,723	HealthSouth Corp. (a)	88
4,594	Kindred Healthcare, Inc. (a)	85

		173

	Health Care Services — 0.16%
1,552	CorVel Corp. (a)	52
10,794	Cross Country Healthcare, Inc. (a)	107
3,232	Providence Service Corp. (a)	51

		210

	Health Care Supplies — 0.11%
8,419	Align Technology, Inc. (a)	150

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Health Care Technology — 0.16%
7,687	Eclipsys Corp. (a)	$142
6,026	Vital Images, Inc. (a)	77

		219

	Home Furnishings — 0.13%
7,695	Tempur-Pedic International, Inc. (a)	182

	Homebuilding — 0.05%
3,659	Meritage Homes Corp. (a)	71

	Hotels, Resorts & Cruise Lines — 0.09%
6,399	Gaylord Entertainment Co. (a)	126

	Household Products — 0.10%
13,866	Central Garden & Pet Co., Class – A (a)	138

	Housewares & Specialties — 0.06%
2,372	Blyth, Inc.	80

	Human Resource & Employment Services — 0.07%
3,409	CDI Corp.	44
1,056	Watson Wyatt Worldwide, Inc., Class – A	50

		94

	Industrial Conglomerates — 0.07%
5,539	Tredegar Corp.	88

	Industrial Machinery — 0.39%
5,462	Briggs & Stratton Corp.	102
5,982	Chart Industries, Inc. (a)	99
2,651	CIRCOR International, Inc.	67
5,724	Kadant, Inc. (a)	91
1,837	L.B. Foster Co., Class – A (a)	55
4,966	Tecumseh Products Co., Class – A (a)	58
1,797	Watts Water Technologies, Inc., Class – A	56

		528

	Internet Retail — 0.04%
5,361	Stamps.com, Inc. (a)	48

	Internet Software & Services — 0.22%
17,056	EarthLink, Inc.	142
5,736	j2 Global Communications, Inc. (a)	117
3,850	Perficient, Inc. (a)	32

		291

	Investment Banking & Brokerage — 0.32%
7,838	GFI Group, Inc.	36
7,717	Knight Capital Group, Inc., Class – A (a)	119
2,971	Oppenheimer Holdings, Inc., Class – A	99
4,722	optionsXpress Holdings, Inc.	73
1,179	Stifel Financial Corp. (a)	70
2,854	SWS Group, Inc.	34

		431

Shares	Security Description	Value (000)
	IT Consulting & Other Services — 0.21%
1,634	CACI International, Inc., Class – A (a)	$80
4,408	Gartner, Inc. (a)	79
3,289	Unisys Corp. (a)	127

		286

	Leisure Facilities — 0.04%
2,982	Speedway Motorsports, Inc.	52

	Leisure Products — 0.09%
4,365	RC2 Corp. (a)	65
6,523	Sturm, Ruger & Co., Inc.	63

		128

	Life & Health Insurance — 0.09%
5,446	Delphi Financial Group, Inc., Class – A	122

	Life Sciences Tools & Services — 0.16%
6,373	Albany Molecular Research, Inc. (a)	58
4,079	Medivation, Inc. (a)	153

		211

	Managed Health Care — 0.17%
4,037	AMERIGROUP Corp. (a)	109
5,594	Centene Corp. (a)	118

		227

	Marine — 0.07%
5,466	American Commercial Lines, Inc. (a)	100

	Metal & Glass Containers — 0.08%
2,853	AEP Industries, Inc. (a)	109

	Mortgage REIT — 0.24%
22,262	MFA Financial, Inc.	164
10,885	Redwood Trust, Inc.	157

		321

	Multi-Sector Holdings — 0.07%
7,348	Compass Diversified Holdings, Inc.	94

	Multi-Utilities — 0.16%
1,469	CH Energy Group, Inc.	63
2,384	NorthWestern Corp.	62
6,908	PNM Resources, Inc.	87

		212

	Office REIT — 0.25%
10,922	BioMed Realty Trust, Inc.	172
1,670	Franklin Street Properties Corp.	25
6,763	Parkway Properties, Inc.	141

		338

	Oil & Gas Equipment & Services — 0.22%
4,787	GulfMark Offshore, Inc. (a)	136
9,192	Willbros Group, Inc. (a)	155

		291

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Oil & Gas Exploration & Production — 0.59%
5,414	ATP Oil & Gas Corp. (a)	$99
869	Berry Petroleum Co., Class – A	25
4,596	Bill Barrett Corp. (a)	143
2,346	Contango Oil & Gas Co. (a)	110
2,853	EXCO Resources, Inc.	61
4,839	McMoRan Exploration Co. (a)	39
6,010	Rosetta Resources, Inc. (a)	120
4,974	Stone Energy Corp. (a)	90
8,474	Venoco, Inc. (a)	110

		797

	Oil & Gas Refining & Marketing — 0.13%
6,333	World Fuel Services Corp.	170

	Packaged Foods & Meats — 0.26%
1,553	J & J Snack Foods Corp.	62
3,040	Lancaster Colony Corp.	151
3,300	Sanderson Farms, Inc.	139

		352

	Paper Products — 0.18%
2,038	Clearwater Paper Corp. (a)	112
10,440	Glatfelter Co.	127

		239

	Pharmaceuticals — 0.29%
5,016	Ardea Biosciences, Inc. (a)	70
5,447	Cadence Pharmaceuticals, Inc. (a)	53
6,230	Cubist Pharmaceuticals, Inc. (a)	118
2,553	Par Pharmaceutical Cos., Inc. (a)	69
1,240	Valeant Pharmaceuticals International (a)	40
4,792	ViroPharma, Inc. (a)	40

		390

	Precious Metals & Minerals — 0.07%
2,464	Coeur d’Alene Mines Corp. (a)	44
5,560	Stillwater Mining Co. (a)	53

		97

	Property & Casualty Insurance — 0.28%
2,653	American Physicians Capital, Inc.	81
8,616	AmTrust Financial Services, Inc.	102
2,006	Aspen Insurance Holdings Ltd.	51
1,741	FPIC Insurance Group, Inc. (a)	67
1,489	RLI Corp.	79

		380

	Publishing — 0.04%
1,679	Scholastic Corp.	50

	Regional Banks — 0.96%
2,896	Community Bank System, Inc.	56
6,889	First Financial Bancorp	100

Shares	Security Description	Value (000)
	Regional Banks (continued)
4,450	Great Southern Bancorp, Inc.	$95
5,665	International Bancshares Corp.	107
5,083	National Penn Bancshares, Inc.	29
4,780	Old Second Bancorp, Inc.	33
10,524	Oriental Financial Group, Inc.	114
6,522	PacWest Bancorp	131
2,105	Park National Corp.	124
4,027	Signature Bank (a)	129
6,876	Sterling Bancshares, Inc.	35
1,424	SVB Financial Group (a)	59
1,175	Tower Bancorp, Inc.	27
2,081	Trustmark Corp.	47
2,537	UMB Financial Corp.	100
5,890	United Bankshares, Inc.	118

		1,304

	Reinsurance — 0.07%
1,428	Platinum Underwriters Holdings Ltd.	55
1,649	Validus Holdings Ltd.	44

		99

	Research and Consulting Services — 0.07%
5,143	CBIZ, Inc. (a)	40
2,328	School Specialty, Inc. (a)	54

		94

	Residential REIT — 0.03%
2,232	Post Properties, Inc.	44

	Restaurants — 0.38%
6,036	California Pizza Kitchen, Inc. (a)	81
2,277	DineEquity, Inc. (a)	55
12,367	O’Charley’s, Inc. (a)	81
3,263	P.F. Chang’s China Bistro, Inc. (a)	124
7,827	The Cheesecake Factory, Inc. (a)	169

		510

	Retail REIT — 0.24%
6,387	CBL & Associates Properties, Inc.	62
3,345	Inland Real Estate Corp.	27
7,451	National Retail Properties, Inc.	158
7,931	Ramco-Gershenson Properties Trust	76

		323

	Semiconductor Equipment — 0.10%
6,018	Tessera Technologies, Inc. (a)	140

	Semiconductors — 0.63%
4,979	Micrel, Inc.	41
10,051	Microsemi Corp. (a)	178
6,777	OmniVision Technologies, Inc. (a)	99
8,965	Pericom Semiconductor Corp. (a)	103
12,544	Skyworks Solutions, Inc. (a)	178
4,987	Standard Microsystems Corp. (a)	104

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Semiconductors (continued)
2,980	Volterra Semiconductor Corp. (a)	$57
7,813	Zoran Corp. (a)	86

		846

	Specialized Consumer Services — 0.02%
1,303	Regis Corp.	20

	Specialized REIT — 0.38%
12,480	Extra Space Storage, Inc.	144
5,891	Healthcare Realty Trust, Inc.	126
2,447	National Health Investors, Inc.	90
3,531	Potlatch Corp.	113
2,039	Senior Housing Properties Trust	45

		518

	Specialty Chemicals — 0.34%
7,430	Landec Corp. (a)	46
2,714	Minerals Technologies, Inc.	148
5,088	OM Group, Inc. (a)	160
3,616	OMNOVA Solutions, Inc. (a)	22
1,305	Stepan Co.	85

		461

	Specialty Stores — 0.21%
10,007	Cabela’s, Inc. (a)	143
3,788	Jo-Ann Stores, Inc. (a)	137

		280

	Steel — 0.10%
9,890	Worthington Industries, Inc.	129

	Systems Software — 0.03%
1,030	Sybase, Inc. (a)	45

	Technology Distributors — 0.18%
4,594	ScanSource, Inc. (a)	123
3,719	SYNNEX Corp. (a)	114

		237

	Thrifts & Mortgage Finance — 0.23%
15,104	Bank Mutual Corp.	104
6,323	Brookline Bancorp, Inc.	63
4,154	Dime Community Bancshares	49
11,183	Provident New York Bancorp	94

		310

	Tires & Rubber — 0.09%
6,196	Cooper Tire & Rubber Co.	124

	Tobacco — 0.10%
2,989	Universal Corp.	136

	Trading Companies & Distributors — 0.26%
9,803	Aircastle Ltd.	96
4,069	Applied Industrial Technologies, Inc.	90

Shares	Security Description	Value (000)
	Trading Companies & Distributors (continued)
3,286	Beacon Roofing Supply, Inc. (a)	$53
9,602	Houston Wire & Cable Co.	114

		353

	Trucking — 0.34%
7,849	Avis Budget Group, Inc. (a)	103
7,202	Celadon Group, Inc. (a)	78
6,797	Dollar Thrifty Automotive Group, Inc. (a)	174
6,815	Saia, Inc. (a)	101

		456

	Water Utilities — 0.09%
5,451	Consolidated Water Co. Ltd.	78
2,220	SJW Corp.	50

		128

	Wireless Telecommunication Services — 0.14%
3,282	Syniverse Holdings, Inc. (a)	58
12,462	USA Mobility, Inc.	137

		195

	Total Mellon Capital Management Corp.	25,723

	SSgA Funds Management, Inc. — 18.81%
	Advertising — 0.04%
1,997	Harte-Hanks, Inc.	21
2,101	National CineMedia, Inc.	35

		56

	Aerospace & Defense — 0.31%
1,894	AAR Corp. (a)	43
105	Argon ST, Inc. (a)	2
742	Ascent Solar Technologies, Inc. (a)	4
105	Astronics Corp. (a)	1
1,365	Ceradyne, Inc. (a)	26
2,360	Curtiss-Wright Corp.	74
578	Ducommun, Inc.	11
1,111	DynCorp International, Inc., Class – A (a)	16
1,070	Esterline Technologies Corp. (a)	44
672	Herley Industries, Inc. (a)	9
805	Ladish Co., Inc. (a)	12
265	LMI Aerospace, Inc. (a)	4
2,353	Moog, Inc., Class - A (a)	69
1,295	Teledyne Technologies, Inc. (a)	50
315	Todd Shipyards Corp.	5
888	Triumph Group, Inc.	43

		413

	Agricultural Products — 0.04%
2,190	Fresh Del Monte Produce, Inc. (a)	48
159	Griffin Land & Nurseries, Inc.	5

		53

	Air Freight & Logistics — 0.07%
1,208	Air Transport Services Group, Inc. (a)	3
977	Atlas Air Worldwide Holdings, Inc. (a)	37

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Air Freight & Logistics (continued)
157	Dynamex, Inc. (a)	$3
773	Forward Air Corp.	19
1,029	Hub Group, Inc., Class – A (a)	28
1,989	Pacer International, Inc. (a)	6

		96

	Airlines — 0.18%
1,787	Alaska Air Group, Inc. (a)	62
13,133	JetBlue Airways Corp. (a)	72
1,370	Republic Airways Holdings, Inc. (a)	10
2,955	SkyWest, Inc.	50
473	UAL Corp. (a)	6
8,292	US Airways Group, Inc. (a)	40

		240

	Alternative Carriers — 0.01%
211	Global Crossing Ltd. (a)	3
792	Premiere Global Services, Inc. (a)	7

		10

	Aluminum — 0.06%
2,940	Century Aluminum Co. (a)	48
797	Kaiser Aluminum Corp.	33

		81

	Apparel Retail — 0.31%
3,127	AnnTaylor Stores Corp. (a)	42
2,205	Brown Shoe Co., Inc.	22
5,674	Charming Shoppes, Inc. (a)	37
1,584	Christopher & Banks Corp.	12
631	Coldwater Creek, Inc. (a)	3
1,925	Collective Brands, Inc. (a)	44
633	DSW, Inc., Class – A (a)	16
1,210	Genesco, Inc. (a)	33
1,004	Hot Topic, Inc. (a)	6
1,417	New York & Co., Inc. (a)	6
3,277	Pacific Sunwear of California, Inc. (a)	13
175	Rue21, Inc. (a)	5
460	Shoe Carnival, Inc. (a)	9
2,011	Stage Stores, Inc.	25
106	Stein Mart, Inc. (a)	1
368	Syms Corp. (a)	3
106	The Buckle, Inc.	3
2,331	The Dress Barn, Inc. (a)	54
950	The Finish Line, Inc., Class – A	12
316	The Gymboree Corp. (a)	14
2,573	The Men’s Wearhouse, Inc.	54
527	The Talbots, Inc.	5
53	Zumiez, Inc. (a)	1

		420

Shares	Security Description	Value (000)
	Apparel, Accessories & Luxury — 0.14%
619	Carter’s, Inc. (a)	$16
587	Columbia Sportswear Co.	23
475	G-III Apparel Group Ltd. (a)	10
4,443	Jones Apparel Group, Inc.	71
422	Kenneth Cole Productions, Inc., Class – A (a)	4
1,644	Liz Claiborne, Inc. (a)	9
896	Movado Group, Inc.	9
212	Oxford Industries, Inc.	4
528	Perry Ellis International, Inc. (a)	8
6,375	Quiksilver, Inc. (a)	13
591	UniFirst Corp.	29

		196

	Application Software — 0.22%
104	American Software, Inc., Class – A	1
687	Callidus Software, Inc. (a)	2
53	Deltek, Inc. (a)	—
2,497	Epicor Software Corp. (a)	19
211	ePlus, Inc. (a)	4
2,630	Fair Isaac Corp.	56
158	i2 Technologies, Inc. (a)	3
370	JDA Software Group, Inc. (a)	9
4,320	Lawson Software, Inc. (a)	29
4,600	Mentor Graphics Corp. (a)	41
1,211	Monotype Imaging Holdings, Inc. (a)	11
158	NetScout Systems, Inc. (a)	2
2,933	Quest Software, Inc. (a)	54
419	Symyx Technologies, Inc. (a)	2
158	Synchronoss Technologies, Inc. (a)	3
6,039	TIBCO Software, Inc. (a)	58

		294

	Asset Management & Custody Banks — 0.35%
9,607	Allied Capital Corp. (a)	35
14,696	American Capital Ltd.	36
8,525	Apollo Investment Corp.	81
5,730	Ares Capital Corp.	71
1,139	Artio Global Investors, Inc. (a)	29
683	BlackRock Kelso Capital Corp.	6
935	Calamos Asset Management, Inc., Class – A	11
158	Capital Southwest Corp.	12
453	Cohen & Steers, Inc.	10
105	Epoch Holding Corp.	1
158	GAMCO Investors, Inc., Class – A	8
1,033	Gladstone Capital Corp.	8
1,261	Gladstone Investment Corp.	6
1,484	Harris & Harris Group, Inc. (a)	7
1,919	Hercules Technology Growth Capital, Inc.	20
1,001	Kohlberg Capital Corp.	4
159	Main Street Capital Corp.	2

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Asset Management & Custody Banks (continued)
3,312	MCG Capital Corp. (a)	$14
1,094	MVC Capital, Inc.	13
1,073	NGP Capital Resources Co.	9
1,312	PennantPark Investment Corp.	12
423	Penson Worldwide, Inc. (a)	4
3,265	Prospect Capital Corp.	38
736	Safeguard Scientifics, Inc. (a)	8
1,534	TICC Capital Corp.	9
543	Triangle Capital Corp.	7
105	U.S. Global Investors, Inc., Class – A	1
315	Virtus Investment Partners, Inc. (a)	5
53	Westwood Holdings Group, Inc.	2

		469

	Auto Parts & Equipment — 0.22%
2,275	American Axle & Manufacturing Holdings, Inc. (a)	18
3,582	ArvinMeritor, Inc. (a)	40
7,335	Dana Holding Corp. (a)	79
525	Dorman Products, Inc. (a)	8
355	Drew Industries, Inc. (a)	7
2,646	Exide Technologies (a)	19
263	Hawk Corp., Class – A (a)	5
2,487	Modine Manufacturing Co. (a)	29
531	Raser Technologies, Inc. (a)	1
1,847	Spartan Motors, Inc.	10
428	Standard Motor Products, Inc. (a)	4
843	Stoneridge, Inc. (a)	8
1,215	Superior Industries International, Inc.	19
3,077	Tenneco, Inc. (a)	55

		302

	Automobile Manufacturers — 0.01%
1,308	Winnebago Industries, Inc. (a)	16

	Automotive Retail — 0.08%
211	America’s Car-Mart, Inc. (a)	6
1,696	Asbury Automotive Group, Inc. (a)	20
1,285	Group 1 Automotive, Inc. (a)	36
1,015	Lithia Motors, Inc., Class – A (a)	8
1,166	Sonic Automotive, Inc., Class – A (a)	12
2,579	The Pep Boys – Manny, Moe & Jack	22

		104

	Biotechnology — 0.08%
1,102	ArQule, Inc. (a)	4
3,443	Celera Corp. (a)	24
479	Enzo Biochem, Inc. (a)	2
1,057	Facet Biotech Corp. (a)	19
2,247	Geron Corp. (a)	12
527	Infinity Pharmaceuticals, Inc. (a)	3
2,891	Lexicon Pharmaceuticals, Inc. (a)	5

Shares	Security Description	Value (000)
	Biotechnology (continued)
1,444	Martek Biosciences Corp. (a)	$27
400	Maxygen, Inc. (a)	2
104	Myriad Pharmaceuticals, Inc. (a)	1
794	Nabi Biopharmaceuticals (a)	4
369	Progenics Pharmaceuticals, Inc. (a)	2

		105

	Broadcasting & Cable TV — 0.04%
4,725	Belo Corp., Class – A	25
423	Crown Media Holdings, Inc., Class – A (a)	1
316	Fisher Communications, Inc. (a)	5
1,530	LIN TV Corp., Class – A (a)	7
2,429	Sinclair Broadcast Group, Inc., Class – A (a)	10

		48

	Building Products — 0.15%
577	American Woodmark Corp.	11
486	Ameron International Corp.	31
1,371	Apogee Enterprises, Inc.	19
265	Builders FirstSource, Inc. (a)	1
1,425	Gibraltar Industries, Inc. (a)	22
2,305	Griffon Corp. (a)	28
875	Insteel Industries, Inc.	11
4,132	NCI Building Systems, Inc. (a)	8
816	Quanex Building Products Corp.	14
476	Simpson Manufacturing Co., Inc.	13
105	Trex Co., Inc. (a)	2
994	Universal Forest Products, Inc.	37

		197

	Cable & Satellite — 0.02%
968	Knology, Inc. (a)	10
1,480	Mediacom Communications Corp., Class – A (a)	7
740	Outdoor Channel Holdings, Inc. (a)	4

		21

	Casinos & Gaming — 0.03%
487	Churchill Downs, Inc.	18
685	Lakes Entertainment, Inc. (a)	2
105	Monarch Casino & Resort, Inc. (a)	1
1,106	Multimedia Games, Inc. (a)	6
1,419	Pinnacle Entertainment, Inc. (a)	13

		40

	Catalog Retail — 0.01%
899	Gaiam, Inc., Class – A (a)	7

	Coal & Consumable Fuels — 0.08%
4,774	International Coal Group, Inc. (a)	18
3,966	Patriot Coal Corp. (a)	61
470	Uranerz Energy Corp. (a)	1
156	Uranium Energy Corp. (a)	1

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Coal & Consumable Fuels (continued)
5,920	USEC, Inc. (a)	$23
474	Westmoreland Coal Co. (a)	4

		108

	Commercial Printing — 0.08%
1,947	Bowne & Co., Inc.	13
513	Consolidated Graphics, Inc. (a)	18
580	Courier Corp.	8
1,224	Deluxe Corp.	18
1,360	Ennis, Inc.	23
264	InnerWorkings, Inc. (a)	2
566	M & F Worldwide Corp. (a)	22
53	Multi-Color Corp.	1
263	The Standard Register Co.	1

		106

	Commodity Chemicals — 0.06%
1,217	Ampal-American Israel Corp., Class – A (a)	3
53	Hawkins, Inc.	1
876	Innophos Holdings, Inc.	20
421	Koppers Holdings, Inc.	13
53	NL Industries, Inc.	—
1,609	Spartech Corp.	17
189	STR Holdings, Inc. (a)	3
1,033	Westlake Chemical Corp.	26

		83

	Communications Equipment — 0.34%
3,721	3Com Corp. (a)	28
4,116	ADC Telecommunications, Inc. (a)	26
620	ADTRAN, Inc.	14
583	Airvana, Inc. (a)	4
105	Anaren, Inc. (a)	2
1,605	Arris Group, Inc. (a)	18
580	Bel Fuse, Inc., Class – B	12
931	Black Box Corp.	26
371	Communications Systems, Inc.	5
896	Digi International, Inc. (a)	8
4,241	EMCORE Corp. (a)	5
158	EMS Technologies, Inc. (a)	2
370	Emulex Corp. (a)	4
4,456	Extreme Networks, Inc. (a)	13
1,160	Globecomm Systems, Inc. (a)	9
1,268	Harmonic, Inc. (a)	8
3,116	Harris Stratex Networks, Inc., Class – A (a)	22
53	KVH Industries, Inc. (a)	1
1,352	NETGEAR, Inc. (a)	29
844	Network Equipment Technologies, Inc. (a)	3
316	Oplink Communications, Inc. (a)	5
1,320	Opnext, Inc. (a)	3
982	Palm, Inc. (a)	10

Shares	Security Description	Value (000)
	Communications Equipment (continued)
954	PC-Tel, Inc. (a)	$6
317	Plantronics, Inc.	8
2,634	Polycom, Inc. (a)	66
7,533	Powerwave Technologies, Inc. (a)	9
897	SeaChange International, Inc. (a)	6
10,952	Sonus Networks, Inc. (a)	23
1,020	Sycamore Networks, Inc.	21
2,188	Symmetricom, Inc. (a)	11
2,363	Tekelec (a)	36
5,773	UTStarcom, Inc. (a)	13
		456

	Computer & Electronics Retail — 0.01%
421	REX Stores Corp. (a)	6
422	Systemax, Inc.	7

		13

	Computer Hardware — 0.02%
1,149	Avid Technology, Inc. (a)	14
526	Cray, Inc. (a)	3
1,527	Silicon Graphics International Corp. (a)	11
420	Super Micro Computer, Inc. (a)	5

		33

	Computer Storage & Peripherals — 0.07%
1,740	ActivIdentity Corp. (a)	4
6,426	Adaptec, Inc. (a)	22
2,607	Electronics for Imaging, Inc. (a)	34
1,364	Imation Corp. (a)	12
1,146	Intevac, Inc. (a)	13
525	Rimage Corp. (a)	9

		94

	Construction & Engineering — 0.20%
2,054	Dycom Industries, Inc. (a)	16
2,347	EMCOR Group, Inc. (a)	63
692	Furmanite Corp. (a)	3
1,583	Granite Construction, Inc.	53
157	Great Lakes Dredge & Dock Co.	1
2,071	Insituform Technologies, Inc., Class – A (a)	47
317	Integrated Electrical Services, Inc. (a)	2
1,031	Layne Christensen Co. (a)	30
725	MasTec, Inc. (a)	9
465	Northwest Pipe Co. (a)	12
606	Sterling Construction Co., Inc. (a)	12
1,367	Tutor Perini Corp. (a)	25

		273

	Construction & Farm Machinery — 0.10%
372	Alamo Group, Inc.	6
522	American Railcar Industries, Inc.	6
931	Astec Industries, Inc. (a)	25
464	Cascade Corp.	13
2,466	Federal Signal Corp.	15

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Construction & Farm Machinery (continued)
600	FreightCar America, Inc.	$12
53	Lindsay Corp.	2
579	Miller Industries, Inc. (a)	6
281	NACCO Industries, Inc., Class – A	14
585	Sauer-Danfoss, Inc. (a)	7
948	The Greenbrier Cos., Inc.	10
1,847	Titan International, Inc.	15
474	Twin Disc, Inc.	5

		136

	Construction Materials — 0.05%
3,094	Headwaters, Inc. (a)	20
1,265	Texas Industries, Inc.	44
1,892	U.S. Concrete, Inc. (a)	2

		66

	Consumer Electronics — 0.00%
211	Universal Electronics, Inc. (a)	5

	Consumer Finance — 0.09%
265	Advance America Cash Advance Centers, Inc.	2
210	Cardtronics, Inc. (a)	2
1,585	Cash America International, Inc.	55
474	CompuCredit Holdings Corp.	2
10	Credit Acceptance Corp. (a)	—
211	Dollar Financial Corp. (a)	5
701	Nelnet, Inc., Class – A	12
263	Rewards Network, Inc.	3
3,532	The First Marblehead Corp. (a)	8
839	World Acceptance Corp. (a)	30

		119

	Data Processing & Outsourced Services — 0.03%
715	CSG Systems International, Inc. (a)	14
302	Euronet Worldwide, Inc. (a)	7
210	Global Cash Access Holdings, Inc. (a)	2
896	infoGROUP, Inc. (a)	7
1,376	Information Services Group, Inc. (a)	4
687	MoneyGram International, Inc. (a)	2
476	Online Resources Corp. (a)	2
583	StarTek, Inc. (a)	4

		42

	Department Stores — 0.08%
2,744	Dillard’s, Inc., Class – A	51
1,246	Retail Ventures, Inc. (a)	11
6,750	Saks, Inc. (a)	44

		106

Shares	Security Description	Value (000)
	Distributors — 0.01%
985	Audiovox Corp., Class – A (a)	$7
364	Core-Mark Holding Co., Inc. (a)	12

		19

	Diversified Banks — 0.01%
1,442	Banco Latinoamericano de Comercio Exterior SA, Class – E	20

	Diversified Capital Markets — 0.01%
740	JMP Group, Inc.	7

	Diversified Chemicals — 0.11%
3,668	Olin Corp.	64
1,583	ShengdaTech, Inc. (a)	10
6,199	Solutia, Inc. (a)	79

		153

	Diversified Metals & Mining — 0.09%
939	AMCOL International Corp.	27
1,061	Brush Engineered Materials, Inc. (a)	20
3,623	General Moly, Inc. (a)	8
2,233	Horsehead Holding Corp. (a)	28
1,565	RTI International Metals, Inc. (a)	39

		122

	Diversified Real Estate Activities — 0.01%
279	Consolidated-Tomoka Land Co.	10

	Diversified REIT — 0.18%
2,754	CapLease, Inc.	12
3,539	Colonial Properties Trust	42
3,809	Cousins Properties, Inc.	29
475	Gladstone Commercial Corp.	6
2,409	Gramercy Capital Corp. (a)	6
3,639	Investors Real Estate Trust	33
644	PS Business Parks, Inc.	32
53	Transcontinental Realty Investors, Inc. (a)	1
2,698	Washington Real Estate Investment Trust	74
686	Winthrop Realty Trust, Inc.	8

		243

	Diversified Support Services — 0.10%
53	AMREP Corp. (a)	1
264	ATC Technology Corp. (a)	6
2,044	Comfort Systems USA, Inc.	25
976	G&K Services, Inc., Class – A	25
1,079	McGrath Rentcorp	24
1,389	Mobile Mini, Inc. (a)	20
212	North American Galvanizing & Coatings, Inc. (a)	1
847	Schawk, Inc.	11
965	Viad Corp.	20

		133

	Electric Utilities — 0.49%
1,563	ALLETE, Inc.	51
2,843	Avista Corp.	61

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Electric Utilities (continued)
604	Central Vermont Public Service Corp.	$13
3,154	Cleco Corp.	86
2,404	El Paso Electric Co. (a)	49
2,461	IDACORP, Inc.	79
1,097	MGE Energy, Inc.	39
1,900	Otter Tail Corp.	47
526	Pike Electric Corp. (a)	5
3,918	Portland General Electric Co.	80
1,818	The Empire District Electric Co.	34
1,565	UIL Holdings Corp.	44
1,855	Unisource Energy Corp.	60
578	Unitil Corp.	13

		661

	Electrical Components & Equipment — 0.39%
1,173	A.O. Smith Corp.	51
526	Acuity Brands, Inc.	19
1,946	Baldor Electric Co.	55
2,418	Belden, Inc.	53
2,491	Brady Corp., Class – A	75
315	Chase Corp.	4
2,146	China BAK Battery, Inc. (a)	6
930	Encore Wire Corp.	20
421	Energy Conversion Devices, Inc. (a)	4
2,146	EnerSys (a)	47
4,956	Evergreen Solar, Inc. (a)	7
1,191	Franklin Electric Co., Inc.	35
679	FuelCell Energy, Inc. (a)	3
896	Fushi Copperweld, Inc. (a)	9
3,791	GrafTech International Ltd. (a)	59
417	II-VI, Inc. (a)	13
157	LaBarge, Inc. (a)	2
1,056	LSI Industries, Inc.	8
1,018	Orion Energy Systems, Inc. (a)	4
768	Polypore International, Inc. (a)	9
3,569	Power-One, Inc. (a)	16
53	Ultralife Corp. (a)	—
437	Valence Technology, Inc. (a)	—
687	Vicor Corp. (a)	6
615	Woodward Governor Co.	16

		521

	Electronic Components — 0.05%
319	CPI International, Inc. (a)	4
1,159	Littelfuse, Inc. (a)	37
641	Rogers Corp. (a)	20
734	Spectrum Control, Inc. (a)	7

		68

	Electronic Equipment & Instruments — 0.33%
231	Analogic Corp.	9
1,412	Anixter International, Inc. (a)	66

Shares	Security Description	Value (000)
	Electronic Equipment & Instruments (continued)
1,563	Checkpoint Systems, Inc. (a)	$24
369	China Security & Surveillance Technology, Inc. (a)	3
1,731	Cognex Corp.	31
1,319	Cogo Group, Inc. (a)	10
1,151	Coherent, Inc. (a)	34
264	Daktronics, Inc.	2
422	Dawson Geophysical Co. (a)	10
1,390	Electro Scientific Industries, Inc. (a)	15
105	FARO Technologies, Inc. (a)	2
266	ICx Technologies, Inc. (a)	3
895	L-1 Identity Solutions, Inc. (a)	7
1,715	Methode Electronics, Inc.	15
790	MTS Systems Corp.	23
1,842	Newport Corp. (a)	17
211	OSI Systems, Inc. (a)	6
158	PAR Technology Corp. (a)	1
1,403	Plexus Corp. (a)	40
1,971	Regal-Beloit Corp.	102
824	Rofin-Sinar Technologies, Inc. (a)	19
2,329	Technitrol, Inc.	10
1,471	X-Rite, Inc. (a)	3

		452

	Electronic Manufacturing Services — 0.12%
3,009	Benchmark Electronics, Inc. (a)	57
1,612	CTS Corp.	15
692	DDi Corp. (a)	3
527	Echelon Corp. (a)	6
849	Measurement Specialties, Inc. (a)	9
1,269	Mercury Computer Systems, Inc. (a)	14
422	Park Electrochemical Corp.	12
1,867	SMART Modular Technologies (WWH), Inc. (a)	12
2,286	TTM Technologies, Inc. (a)	26
845	Zygo Corp. (a)	6

		160

	Environmental & Facilities Services — 0.07%
1,897	ABM Industries, Inc.	39
53	Clean Harbors, Inc. (a)	3
3,631	EnergySolutions, Inc.	31
209	Fuel Tech, Inc. (a)	2
1,896	Metalico, Inc. (a)	9
283	Standard Parking Corp. (a)	5
53	Team, Inc. (a)	1
895	Waste Services, Inc. (a)	8

		98

	Fertilizers & Agricultural Chemicals — 0.01%
941	American Vanguard Corp.	8

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Food Distributors — 0.03%
675	Nash Finch Co.	$25
1,160	Spartan Stores, Inc.	17

		42

	Food Retail — 0.15%
1,054	Casey’s General Stores, Inc.	34
656	Ingles Markets, Inc., Class – A	10
1,896	Ruddick Corp.	49
368	Susser Holdings Corp. (a)	3
942	The Andersons, Inc.	24
1,768	The Great Atlantic & Pacific Tea Co., Inc. (a)	21
1,106	The Pantry, Inc. (a)	15
471	Weis Markets, Inc.	17
2,900	Winn-Dixie Stores, Inc. (a)	29

		202

	Footwear — 0.10%
2,812	Crocs, Inc. (a)	16
3,707	Iconix Brand Group, Inc. (a)	47
634	K-Swiss, Inc., Class – A (a)	6
1,770	Skechers U.S.A., Inc., Class – A (a)	52
816	The Timberland Co., Class – A (a)	15

		136

	Forest Products — 0.04%
117	Deltic Timber Corp.	6
6,768	Louisiana-Pacific Corp. (a)	47

		53

	Gas Utilities — 0.44%
474	Chesapeake Utilities Corp.	15
1,836	New Jersey Resources Corp.	69
2,361	Nicor, Inc.	99
1,478	Northwest Natural Gas Co.	67
3,591	Piedmont Natural Gas Co., Inc.	96
1,411	South Jersey Industries, Inc.	54
2,324	Southwest Gas Corp.	66
1,047	The Laclede Group, Inc.	35
2,614	WGL Holdings, Inc.	88

		589

	General Merchandise Stores — 0.02%
316	99 Cents Only Stores (a)	4
1,425	Fred’s, Inc., Class – A	15
1,686	Tuesday Morning Corp. (a)	4

		23

	Gold — 0.01%
525	Allied Nevada Gold Corp. (a)	8
4,519	U.S. Gold Corp. (a)	11

		19

Shares	Security Description	Value (000)
	Health Care Distributors — 0.01%
53	Chindex International, Inc. (a)	$1
438	Owens & Minor, Inc.	19

		20

	Health Care Equipment — 0.14%
915	AngioDynamics, Inc. (a)	15
210	Cantel Medical Corp. (a)	4
1,004	Cardiac Science Corp. (a)	2
1,546	CONMED Corp. (a)	35
158	CryoLife, Inc. (a)	1
527	Cutera, Inc. (a)	5
3,986	ev3, Inc. (a)	53
369	Greatbatch, Inc. (a)	7
262	Hansen Medical, Inc. (a)	1
475	Home Diagnostics, Inc. (a)	3
837	Invacare Corp.	21
420	Natus Medical, Inc. (a)	6
265	Palomar Medical Technologies, Inc. (a)	3
1,384	Symmetry Medical, Inc. (a)	11
1,365	TomoTherapy, Inc. (a)	5
586	Volcano Corp. (a)	10
105	Young Innovations, Inc.	3
158	Zoll Medical Corp. (a)	4

		189

	Health Care Facilities — 0.15%
1,630	AmSurg Corp. (a)	36
522	Assisted Living Concepts, Inc., Class – A (a)	14
1,267	Capital Senior Living Corp. (a)	6
1,040	Hanger Orthopedic Group, Inc. (a)	15
2,075	Kindred Healthcare, Inc. (a)	38
316	LCA-Vision, Inc. (a)	2
839	MedCath Corp. (a)	7
219	National Healthcare Corp.	8
474	NovaMed, Inc. (a)	2
928	Psychiatric Solutions, Inc. (a)	20
158	Radnet, Inc. (a)	—
1,166	Select Medical Holdings Corp. (a)	12
1,108	Skilled Healthcare Group, Inc., Class – A (a)	8
2,302	Sun Healthcare Group, Inc. (a)	21
2,575	Sunrise Senior Living, Inc. (a)	8
370	U.S. Physical Therapy, Inc. (a)	6

		203

	Health Care Services — 0.12%
104	Alliance HealthCare Services, Inc. (a)	1
2,105	Allied Healthcare International, Inc. (a)	6
1,158	Allion Healthcare, Inc. (a)	8
69	Amedisys, Inc. (a)	3
579	American Dental Partners, Inc. (a)	7
213	Continucare Corp. (a)	1

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Services (continued)
1,414	Cross Country Healthcare, Inc. (a)	$14
930	Gentiva Health Services, Inc. (a)	25
1,706	Healthways, Inc. (a)	31
1,173	inVentiv Health, Inc. (a)	19
188	Landauer, Inc.	12
848	Nighthawk Radiology Holdings, Inc. (a)	4
861	Odyssey HealthCare, Inc. (a)	13
211	RehabCare Group, Inc. (a)	6
1,324	Res-Care, Inc. (a)	15

		165

	Health Care Supplies — 0.01%
580	Cynosure, Inc. (a)	7
158	Medical Action Industries, Inc. (a)	2
158	OraSure Technologies, Inc. (a)	1
1,947	RTI Biologics, Inc. (a)	7

		17

	Health Care Technology — 0.01%
476	AMICAS, Inc. (a)	3
105	Medidata Solutions, Inc. (a)	2
527	MedQuist, Inc.	3
263	Omnicell, Inc. (a)	3
265	Vital Images, Inc. (a)	3

		14

	Heavy Electrical Equipment — 0.01%
686	PowerSecure International, Inc. (a)	5
634	SatCon Technology Corp. (a)	2
		7
	Home Entertainment Software — 0.03%
3,793	Take-Two Interactive Software, Inc. (a)	38
952	THQ, Inc. (a)	5

		43

	Home Furnishings — 0.05%
1,253	Ethan Allen Interiors, Inc.	17
2,057	Furniture Brands International, Inc. (a)	11
521	Hooker Furniture Corp.	6
2,714	La-Z-Boy, Inc. (a)	26
2,162	Sealy Corp. (a)	7
580	Stanley Furniture Co., Inc. (a)	6

		73

	Homebuilding — 0.11%
2,212	Beazer Homes USA, Inc. (a)	11
527	Brookfield Homes Corp. (a)	4
326	Cavco Industries, Inc. (a)	12
1,311	Hovnanian Enterprises, Inc., Class – A (a)	5
891	M/I Homes, Inc. (a)	9
1,665	Meritage Homes Corp. (a)	32
366	Skyline Corp.	7

Shares	Security Description	Value (000)
	Homebuilding (continued)
5,305	Standard Pacific Corp. (a)	$20
2,305	The Ryland Group, Inc.	45

		145

	Homefurnishing Retail — 0.08%
895	Haverty Furniture Cos., Inc.	12
5,962	Pier 1 Imports, Inc. (a)	31
3,439	Rent-A-Center, Inc. (a)	61

		104

	Hotels, Resorts & Cruise Lines — 0.08%
798	Bluegreen Corp. (a)	2
2,119	Gaylord Entertainment Co. (a)	42
1,430	Great Wolf Resorts, Inc. (a)	3
159	Interval Leisure Group, Inc. (a)	2
426	Morgans Hotel Group Co. (a)	2
4,106	Orient-Express Hotels Ltd., Class – A (a)	41
738	Red Lion Hotels Corp. (a)	4
949	The Marcus Corp.	12
53	Universal Travel Group (a)	1

		109

	Household Appliances — 0.03%
1,583	Helen of Troy Ltd. (a)	39

	Household Products — 0.03%
3,312	Central Garden & Pet Co., Class – A (a)	33
316	Oil-Dri Corp. of America	5
264	WD-40 Co.	8

		46

	Housewares & Specialties — 0.05%
2,130	American Greetings Corp., Class – A	47
273	Blyth, Inc.	9
424	CSS Industries, Inc.	8

		64

	Human Resource & Employment Services — 0.20%
419	Barrett Business Services, Inc.	5
517	CDI Corp.	7
841	COMSYS IT Partners, Inc. (a)	8
318	GP Strategies Corp. (a)	2
897	Heidrick & Struggles International, Inc.	28
1,199	Kelly Services, Inc., Class – A (a)	14
1,510	Kforce, Inc. (a)	19
2,238	Korn/Ferry International (a)	37
4,807	MPS Group, Inc. (a)	66
1,620	On Assignment, Inc. (a)	12
2,710	Spherion Corp. (a)	15
2,318	TrueBlue, Inc. (a)	34
688	Volt Information Sciences, Inc. (a)	7
423	Watson Wyatt Worldwide, Inc., Class – A	20

		274

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Independent Power Producers & Energy Traders — 0.00%
784	U.S. Geothermal, Inc. (a)	$1

	Industrial Conglomerates — 0.06%
1,675	Kimball International, Inc., Class – B	14
17	Seaboard Corp.	23
683	Standex International Corp.	14
1,570	Tredegar Corp.	25
105	United Capital Corp. (a)	2
3	United States Lime & Minerals, Inc. (a)	—

		78

	Industrial Machinery — 0.55%
265	3D Systems Corp. (a)	3
1,940	Actuant Corp., Class – A	36
1,433	Albany International Corp., Class – A	32
1,206	Altra Holdings, Inc. (a)	15
212	Ampco-Pittsburgh Corp.	7
2,480	Barnes Group, Inc.	42
1,354	Blount International, Inc. (a)	14
2,667	Briggs & Stratton Corp.	50
211	Chart Industries, Inc. (a)	3
901	CIRCOR International, Inc.	23
1,662	CLARCOR, Inc.	54
943	Colfax Corp. (a)	11
995	Columbus McKinnon Corp. (a)	14
244	Duoyuan Printing, Inc. (a)	2
1,027	ENPRO Industries, Inc. (a)	27
316	Flow International Corp. (a)	1
210	Graham Corp.	4
315	Hurco Cos., Inc. (a)	5
1,466	John Bean Technologies Corp.	25
24	K-Tron International, Inc. (a)	3
689	Kadant, Inc. (a)	11
1,725	Kaydon Corp.	62
530	L.B. Foster Co., Class – A (a)	16
157	Met-Pro Corp.	2
1,984	Mueller Industries, Inc.	49
7,957	Mueller Water Products, Inc., Class – A	41
1,164	Nordson Corp.	71
211	Portec Rail Products, Inc.	2
53	RBC Bearings, Inc. (a)	1
1,307	Robbins & Myers, Inc.	31
363	Sun Hydraulics Corp.	10
923	Tecumseh Products Co., Class – A (a)	11
316	The Eastern Co.	4
260	The Gorman-Rupp Co.	7
369	TriMas Corp. (a)	2
1,561	Watts Water Technologies, Inc., Class – A	48

		739

Shares	Security Description	Value (000)
	Industrial REIT — 0.09%
10,960	DCT Industrial Trust, Inc.	$55
685	DuPont Fabros Technology, Inc.	13
526	EastGroup Properties, Inc.	20
2,669	First Industrial Realty Trust, Inc. (a)	14
1,445	First Potomac Realty Trust	18
1,108	Monmouth Real Estate Investment Corp., Class – A	8

		128

	Insurance Brokers — 0.01%
212	Crawford & Co., Class – B (a)	1
2,159	National Financial Partners Corp. (a)	17

		18

	Integrated Telecommunication Services — 0.08%
474	Atlantic Tele-Network, Inc.	26
8,559	Cincinnati Bell, Inc. (a)	30
635	Consolidated Communications Holdings, Inc.	11
999	General Communication, Inc., Class – A (a)	6
1,477	Iowa Telecommunitcations Services, Inc.	25
791	SureWest Communications (a)	8

		106

	Internet Retail — 0.02%
1,227	1-800-FLOWERS.COM, Inc., Class – A (a)	3
1,165	Orbitz Worldwide, Inc. (a)	9
905	Shutterfly, Inc. (a)	16
475	U.S. Auto Parts Network, Inc. (a)	2
259	Vitacost.com, Inc. (a)	3

		33

	Internet Software & Services — 0.15%
368	Digital River, Inc. (a)	10
685	DivX, Inc. (a)	4
4,930	EarthLink, Inc.	41
791	Global Sources Ltd. (a)	5
847	InfoSpace, Inc. (a)	7
2,590	Internap Network Services Corp. (a)	12
739	Internet Brands, Inc., Class – A (a)	6
845	Internet Capital Group, Inc. (a)	6
2,837	iPass, Inc.	3
211	j2 Global Communications, Inc. (a)	4
369	Keynote Systems, Inc.	4
105	LogMeln, Inc. (a)	2
530	Marchex, Inc., Class – B	3
2,275	ModusLink Global Solutions, Inc. (a)	21
3,300	Openwave Systems, Inc. (a)	7
1,267	Perficient, Inc. (a)	11
2,264	RealNetworks, Inc. (a)	8
2,009	Support.com, Inc. (a)	5
634	TechTarget, Inc. (a)	4
4,439	United Online, Inc.	32

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Internet Software & Services (continued)
315	VASCO Data Security International, Inc. (a)	$2
1,473	Web.com Group, Inc. (a)	10

		207

	Investment Banking & Brokerage — 0.28%
1,369	BGC Partners, Inc., Class – A	6
783	Cowen Group, Inc., Class – A (a)	5
81,421	E*TRADE Financial Corp. (a)	142
519	Evercore Partners, Inc., Class – A	16
950	FBR Capital Markets Corp. (a)	6
419	International Assets Holding Corp. (a)	6
986	KBW, Inc. (a)	27
2,448	Knight Capital Group, Inc., Class – A (a)	38
3,222	LaBranche & Co., Inc. (a)	9
3,613	MF Global Ltd. (a)	25
478	Oppenheimer Holdings, Inc., Class – A	16
1,059	Piper Jaffray Cos., Inc. (a)	54
1,106	Sanders Morris Harris Group, Inc.	6
1,266	SWS Group, Inc.	15
1,058	Thomas Weisel Partners Group, Inc. (a)	4
1,231	TradeStation Group, Inc. (a)	10

		385

	IT Consulting & Other Services — 0.18%
688	Acxiom Corp. (a)	9
1,481	CACI International, Inc., Class – A (a)	72
211	China Information Security Technology, Inc. (a)	1
3,382	CIBER, Inc. (a)	12
319	Computer Task Group, Inc. (a)	3
737	Integral Systems, Inc. (a)	6
230	ManTech International Corp., Class – A (a)	11
68	MAXIMUS, Inc.	4
1,947	Ness Technologies, Inc. (a)	10
1,586	SRA International, Inc., Class – A (a)	30
1,110	The Hackett Group, Inc. (a)	3
474	Tier Technologies, Inc., Class – B (a)	4
2,079	Unisys Corp. (a)	80
211	Virtusa Corp. (a)	2

		247

	Leisure Facilities — 0.09%
1,968	Life Time Fitness, Inc. (a)	49
656	Speedway Motorsports, Inc.	11
374	Town Sports International Holdings, Inc. (a)	1
1,533	Vail Resorts, Inc. (a)	58

		119

Shares	Security Description	Value (000)
	Leisure Products — 0.12%
4,725	Brunswick Corp.	$60
3,444	Callaway Golf Co.	26
1,476	JAKKS Pacific, Inc. (a)	18
1,533	Leapfrog Enterprises, Inc. (a)	6
608	Marine Products Corp.	3
1,178	Pool Corp.	22
1,114	RC2 Corp. (a)	16
370	Sport Supply Group, Inc.	5
369	Steinway Musical Instruments, Inc. (a)	6
53	Sturm, Ruger & Co., Inc.	1

		163

	Life & Health Insurance — 0.14%
3,057	American Equity Investment Life Holding Co.	23
475	Citizens, Inc. (a)	3
10,425	Conseco, Inc. (a)	52
2,472	Delphi Financial Group, Inc., Class – A	55
422	FBL Financial Group, Inc., Class – A	8
369	Independence Holding Co.	2
210	Kansas City Life Insurance Co.	6
119	National Western Life Insurance Co., Class – A	21
1,156	Presidential Life Corp.	10
5,246	The Phoenix Cos., Inc.	15

		195

	Life Sciences Tools & Services — 0.06%
527	Affymetrix, Inc. (a)	3
1,317	Albany Molecular Research, Inc. (a)	12
104	Cambrex Corp. (a)	1
53	Harvard Bioscience, Inc. (a)	—
605	Kendle International, Inc. (a)	11
1,153	Varian, Inc. (a)	59

		86

	Managed Health Care — 0.21%
1,042	Centene Corp. (a)	22
2,613	HealthSpring, Inc. (a)	46
1,943	Magellan Health Services, Inc. (a)	79
675	Molina Heathcare, Inc. (a)	16
1,021	Triple-S Management Corp., Class – B (a)	18
1,375	Universal American Corp. (a)	16
2,212	WellCare Health Plans, Inc. (a)	81

		278

	Marine — 0.07%
447	American Commercial Lines, Inc. (a)	8
3,245	Eagle Bulk Shipping, Inc. (a)	16
1,363	Genco Shipping & Trading Ltd. (a)	31
1,483	Horizon Lines, Inc., Class – A	8
316	International Shipholding Corp.	10
949	Ship Finance International Ltd.	13

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Marine (continued)
740	TBS International Ltd., Class – A (a)	$5
1,216	Ultrapetrol Bahamas Ltd. (a)	6

		97

	Marine Ports & Services — 0.00%
527	CAI International, Inc. (a)	5

	Metal & Glass Containers — 0.05%
6	AEP Industries, Inc. (a)	—
367	Bway Holding Co. (a)	7
1,586	Myers Industries, Inc.	15
676	Silgan Holdings, Inc.	39

		61

	Mortgage REIT — 0.36%
833	American Capital Agency Corp.	22
5,753	Anworth Mortgage Asset Corp.	40
442	Apollo Commercial Real Estate Finance, Inc. (a)	8
3,583	Capstead Mortgage Corp.	49
689	Care Investment Trust, Inc.	5
650	Colony Financial, Inc.	13
603	CreXus Investment Corp. (a)	8
791	Cypress Sharpridge Investments, Inc.	11
633	Dynex Capital, Inc.	6
1,881	Hatteras Financial Corp.	53
424	Invesco Mortgage Capital, Inc.	10
5,035	iStar Financial, Inc. (a)	13
14,614	MFA Financial, Inc.	107
3,400	NorthStar Realty Finance Corp.	12
737	Pennymac Mortgage Investment Trust (a)	13
3,666	RAIT Financial Trust (a)	5
3,600	Redwood Trust, Inc.	52
1,164	Resource Capital Corp.	6
2,190	Starwood Property Trust, Inc.	41
1,204	Walter Investment Management Corp.	17

		491

	Movies & Entertainment — 0.05%
717	Ascent Media Corp., Class – A (a)	18
105	Carmike Cinemas, Inc. (a)	1
158	Cinemark Holdings, Inc.	2
4,449	Live Nation, Inc. (a)	38
369	LodgeNet Interactive Corp. (a)	2
788	Reading International, Inc., Class – A (a)	3
264	World Wrestling Entertainment, Inc., Class – A	4

		68

	Multi-line Insurance — 0.02%
422	Eastern Insurance Holdings, Inc.	3
2,070	Horace Mann Educators Corp.	26

		29

Shares	Security Description	Value (000)
	Multi-Sector Holdings — 0.03%
1,246	Compass Diversified Holdings, Inc.	$16
727	PICO Holdings, Inc. (a)	24
689	Resource America, Inc., Class – A	2

		42

	Multi-Utilities — 0.15%
2,087	Black Hills Corp.	56
842	CH Energy Group, Inc.	36
1,921	NorthWestern Corp.	50
4,522	PNM Resources, Inc.	57

		199

	Office REIT — 0.30%
5,107	BioMed Realty Trust, Inc.	81
3,574	Franklin Street Properties Corp.	52
579	Government Properties Income Trust	13
3,705	Highwoods Properties, Inc.	123
2,243	Kilroy Realty Corp.	69
5,207	Lexington Realty Trust	32
1,001	Mission West Properties, Inc.	7
1,144	Parkway Properties, Inc.	24

		401

	Office Services & Supplies — 0.10%
2,871	ACCO Brands Corp. (a)	21
265	American Reprographics Co. (a)	2
621	HNI Corp.	17
105	ICT Group, Inc. (a)	1
105	Mine Safety Appliances Co.	3
3,788	Steelcase, Inc., Class – A	24
1,231	United Stationers, Inc. (a)	70

		138

	Oil & Gas Drilling — 0.06%
1,380	Bronco Drilling Co., Inc. (a)	7
5,453	Hercules Offshore, Inc. (a)	26
6,184	Parker Drilling Co. (a)	31
1,913	Pioneer Drilling Co. (a)	15
587	Union Drilling, Inc. (a)	4
3,213	Vantage Drilling Co. (a)	5

		88

	Oil & Gas Equipment & Services — 0.34%
2,956	Allis-Chalmers Energy, Inc. (a)	11
1,278	Basic Energy Services, Inc. (a)	11
317	Bolt Technology Corp. (a)	4
4,439	Boots & Coots, Inc. (a)	7
1,864	Bristow Group, Inc. (a)	72
1,721	Cal Dive International, Inc. (a)	13
77	CARBO Ceramics, Inc.	5
3,115	Complete Production Services, Inc. (a)	41
53	ENGlobal Corp. (a)	—
105	Geokinetics, Inc. (a)	1
5,171	Global Industries Ltd. (a)	37

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Equipment & Services (continued)
633	Gulf Island Fabrication, Inc.	$13
580	GulfMark Offshore, Inc. (a)	16
1,182	Hornbeck Offshore Services, Inc. (a)	28
5,270	ION Geophysical Corp. (a)	31
6,476	Key Energy Services, Inc. (a)	57
83	Lufkin Industries, Inc.	6
918	Matrix Service Co. (a)	10
562	Natural Gas Services Group, Inc. (a)	11
4,532	Newpark Resources, Inc. (a)	19
214	OYO Geospace Corp. (a)	9
293	PHI, Inc. (a)	6
803	Superior Well Services, Inc. (a)	11
660	T-3 Energy Services, Inc. (a)	17
1,848	TETRA Technologies, Inc. (a)	20
158	TGC Industries, Inc. (a)	1

		457

	Oil & Gas Exploration & Production — 0.51%
477	Approach Resources, Inc. (a)	4
1,873	Atlas Energy, Inc.	56
1,633	ATP Oil & Gas Corp. (a)	30
2,229	Berry Petroleum Co., Class – A	65
1,999	Bill Barrett Corp. (a)	62
1,062	BPZ Resources, Inc. (a)	10
2,316	Brigham Exploration Co. (a)	31
319	Clayton Williams Energy, Inc. (a)	11
892	Cloud Peak Energy, Inc. (a)	13
23	Contango Oil & Gas Co. (a)	1
52	CREDO Petroleum Corp. (a)	—
1,068	Cubic Energy, Inc. (a)	2
4,689	Delta Petroleum Corp. (a)	5
368	Endeavour International Corp. (a)	—
426	GeoResources, Inc. (a)	6
787	GMX Resources, Inc. (a)	11
1,305	Goodrich Petroleum Corp. (a)	32
10,570	Gran Tierra Energy, Inc. (a)	61
105	Gulfport Energy Corp. (a)	1
1,641	Harvest Natural Resources, Inc. (a)	9
11,172	Oilsands Quest, Inc. (a)	13
2,437	Penn Virginia Corp.	52
1,016	Petroleum Development Corp. (a)	18
2,687	Petroquest Energy, Inc. (a)	16
370	Rex Energy Corp. (a)	4
2,793	Rosetta Resources, Inc. (a)	56
2,229	Stone Energy Corp. (a)	40
1,999	Swift Energy Co. (a)	48
53	Toreador Resources Corp.	1
2,767	VAALCO Energy, Inc.	13
690	Venoco, Inc. (a)	9

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
105	W&T Offshore, Inc.	$1
1,526	Warren Resources, Inc. (a)	4

		685

	Oil & Gas Refining & Marketing — 0.02%
426	Alon USA Energy, Inc.	3
1,211	CVR Energy, Inc. (a)	8
746	Delek US Holdings, Inc.	5
527	Green Plains Renewable Energy, Inc. (a)	8
2,021	Western Refining, Inc. (a)	10

		34

	Oil & Gas Storage & Transportation — 0.10%
2,224	Cheniere Energy, Inc. (a)	5
2,039	Crosstex Energy, Inc.	12
2,802	DHT Maritime, Inc.	10
2,577	General Maritime Corp.	18
686	Golar LNG Ltd. (a)	9
944	Knightsbridge Tankers Ltd.	13
2,189	Nordic American Tanker Shipping Ltd.	66

		133

	Packaged Foods & Meats — 0.16%
317	American Italian Pasta Co., Class – A (a)	11
1,106	B&G Foods, Inc., Class – A	10
2,358	Chiquita Brands International, Inc. (a)	43
212	Diamond Foods, Inc.	8
604	Dole Food Co., Inc. (a)	7
209	Farmer Brothers Co.	4
527	Harbinger Group, Inc. (a)	4
53	HQ Sustainable Maritime Industries, Inc. (a)	—
686	Imperial Sugar Co.	12
1,047	Omega Protein Corp. (a)	5
470	Seneca Foods Corp., Class – A (a)	11
799	Smart Balance, Inc. (a)	5
1,574	The Hain Celestial Group, Inc. (a)	27
1,683	TreeHouse Foods, Inc. (a)	65

		212

	Paper Packaging — 0.03%
897	Boise, Inc. (a)	5
5,884	Graphic Packaging Holding Co. (a)	20
264	Rock-Tenn Co., Class – A	13

		38

	Paper Products — 0.23%
2,045	Buckeye Technologies, Inc. (a)	20
547	Clearwater Paper Corp. (a)	30
2,268	Domtar Corp. (a)	126
2,421	Glatfelter Co.	29
1,669	KapStone Paper & Packaging Corp. (a)	16
729	Neenah Paper, Inc.	10

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Paper Products (continued)
919	Schweitzer-Mauduit International, Inc.	$65
1,387	Wausau Paper Corp.	16

		312

	Personal Products — 0.06%
2,240	American Oriental Bioengineering, Inc. (a)	10
56	Chattem, Inc. (a)	5
1,275	Elizabeth Arden, Inc. (a)	18
638	Inter Parfums, Inc.	8
884	Mannatech, Inc.	3
580	Nutraceutical International Corp. (a)	7
1,719	Prestige Brands Holdings, Inc. (a)	14
581	Revlon, Inc., Class – A (a)	10
586	Schiff Nutrition International, Inc.	5

		80

	Pharmaceuticals — 0.13%
1,210	Adolor Corp. (a)	2
53	Biodel, Inc. (a)	—
158	BMP Sunstone Corp. (a)	1
366	Caraco Pharmaceutical Laboratories, Inc. (a)	2
124	Cumberland Pharmaceuticals (a)	2
375	Hi-Tech Pharmacal Co., Inc. (a)	11
1,004	K-V Pharmaceutical Co., Class – A (a)	4
2,658	Medicis Pharmaceutical Corp., Class – A	72
1,866	Par Pharmaceutical Cos., Inc. (a)	50
1,216	SuperGen, Inc. (a)	3
899	The Medicines Co. (a)	7
3,299	ViroPharma, Inc. (a)	28

		182

	Photographic Products — 0.04%
13,955	Eastman Kodak Co. (a)	59

	Precious Metals & Minerals — 0.12%
3,884	Coeur d’Alene Mines Corp. (a)	70
12,255	Hecla Mining Co. (a)	76
587	Paramount Gold & Silver Corp. (a)	1
1,847	Stillwater Mining Co. (a)	17

		164

	Property & Casualty Insurance — 0.62%
14,417	Ambac Financial Group, Inc. (a)	12
447	American Physicians Capital, Inc.	14
367	American Physicians Services Group, Inc.	8
420	American Safety Insurance Holdings Ltd. (a)	6
963	Amerisafe, Inc. (a)	17
982	AmTrust Financial Services, Inc.	12
1,645	Argo Group International Holdings Ltd. (a)	48
5,610	Assured Guaranty Ltd.	122

Shares	Security Description	Value (000)
	Property & Casualty Insurance (continued)
418	Baldwin & Lyons, Inc., Class – B	$10
843	CNA Surety Corp. (a)	13
630	Donegal Group, Inc., Class – A	10
263	EMC Insurance Group, Inc.	6
2,272	Employers Holdings, Inc.	35
952	First Acceptance Corp. (a)	2
422	First Mercury Financial Corp.	6
370	FPIC Insurance Group, Inc. (a)	14
475	Hallmark Financial Services, Inc. (a)	4
695	Harleysville Group, Inc.	22
2,099	Hilltop Holdings, Inc. (a)	24
730	Infinity Property & Casualty Corp.	30
3,038	Meadowbrook Insurance Group, Inc.	22
315	Mercer Insurance Goup, Inc.	6
285	National Interstate Corp.	5
263	NYMAGIC, Inc.	4
1,608	PMA Capital Corp., Class – A (a)	10
1,823	ProAssurance Corp. (a)	98
579	RLI Corp.	31
632	Safety Insurance Group, Inc.	23
1,208	SeaBright Insurance Holdings, Inc. (a)	14
2,824	Selective Insurance Group, Inc.	46
789	State Auto Financial Corp.	15
950	Stewart Information Services Corp.	11
643	The Navigators Group, Inc. (a)	30
443	Tower Group, Inc.	10
1,904	United America Indemnity Ltd., Class – A (a)	15
1,166	United Fire & Casualty Co.	21
264	Universal Insurance Holdings, Inc.	1
1,942	Zenith National Insurance Corp.	58

		835

	Publishing — 0.05%
2,322	Journal Communications, Inc., Class – A	9
158	Martha Stewart Living Omnimedia, Inc., Class – A (a)	1
847	PRIMEDIA, Inc.	3
1,201	Scholastic Corp.	36
1,437	The E.W. Scripps Co., Class – A (a)	10
474	Valassis Communications, Inc. (a)	8

		67

	Railroads — 0.01%
705	RailAmerica, Inc. (a)	9

	Real Estate Development — 0.04%
372	Avatar Holdings, Inc. (a)	6
1,471	China Housing & Land Development, Inc. (a)	6
1,915	Forestar Group, Inc. (a)	42

		54

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Real Estate Operating Companies — 0.00%
157	American Realty Investors, Inc. (a)	$2

	Regional Banks — 1.89%
756	1st Source Corp.	12
210	Alliance Financial Corp.	6
305	American National Bankshares, Inc.	7
802	Ameris Bancorp	6
210	Ames National Corp.	4
210	Arrow Financial Corp.	5
158	Auburn National Bancorp, Inc.	3
329	BancFirst Corp.	12
211	Bancorp Rhode Island, Inc.	5
53	Bank of Marin Bancorp	2
520	Bank of the Ozarks, Inc.	15
943	Banner Corp.	3
157	Bar Harbor Bankshares	4
3,529	Boston Private Financial Holdings, Inc.	20
53	Bridge Bancorp, Inc.	1
315	Bryn Mawr Bank Corp.	5
423	Camden National Corp.	14
685	Cape Bancorp, Inc. (a)	5
584	Capital City Bank Group, Inc.	8
841	Cardinal Financial Corp.	7
1,622	Cathay General Bancorp	12
633	Center Bancorp, Inc.	6
840	Centerstate Banks, Inc.	8
1,629	Central Pacific Financial Corp. (a)	2
211	Century Bancorp, Inc., Class – A	5
1,128	Chemical Financial Corp.	27
367	Chicopee Bancorp, Inc. (a)	5
523	Citizens & Northern Corp.	5
157	Citizens Holding Co.	4
19,732	Citizens Republic Bancorp, Inc. (a)	14
646	City Holding Co.	21
263	CNB Financial Corp.	4
1,679	CoBiz Financial, Inc.	8
1,486	Columbia Banking System, Inc.	24
1,744	Community Bank System, Inc.	34
773	Community Trust Bancorp, Inc.	19
4,524	CVB Financial Corp.	39
767	Eagle Bancorp, Inc. (a)	8
4,777	East West Bancorp, Inc.	75
265	Enterprise Bancorp, Inc.	3
318	Enterprise Financial Services Corp.	2
6,079	F.N.B. Corp.	41
369	Farmers Capital Bank Corp.	4
634	Financial Institutions, Inc.	7
736	First Bancorp North Carolina	10
3,960	First Bancorp Puerto Rico	9
476	First Bancorp, Inc. Maine	7

Shares	Security Description	Value (000)
	Regional Banks (continued)
2,270	First Busey Corp.	$9
318	First California Financial Group, Inc. (a)	1
4,457	First Commonwealth Financial Corp.	21
791	First Community Bancshares, Inc.	10
2,750	First Financial Bancorp	40
492	First Financial Bankshares, Inc.	27
619	First Financial Corp.	19
1,211	First Merchants Corp.	7
2,906	First Midwest Bancorp, Inc.	32
473	First South Bancorp, Inc.	5
4,293	FirstMerit Corp.	86
551	German American Bancorp, Inc.	9
3,288	Glacier Bancorp, Inc.	45
420	Great Southern Bancorp, Inc.	9
3,024	Guaranty Bancorp (a)	4
1,067	Hampton Roads Bankshares, Inc.	2
1,381	Hancock Holding Co.	60
2,184	Harleysville National Corp.	14
734	Heartland Financial USA, Inc.	11
526	Heritage Financial Corp.	7
527	Home Bancorp, Inc. (a)	6
947	Home Bancshares, Inc.	23
1,066	IBERIABANK Corp.	57
1,072	Independent Bank Corp.	22
2,802	International Bancshares Corp.	53
2,278	Investors Bancorp, Inc. (a)	25
1,168	Lakeland Bancorp, Inc.	7
685	Lakeland Financial Corp.	12
1,159	MainSource Financial Group, Inc.	6
2,687	MB Financial, Inc.	53
260	Merchants Bancshares, Inc.	6
340	Metro Bancorp, Inc. (a)	4
265	MidSouth Bancorp, Inc.	4
1,208	Nara Bancorp, Inc. (a)	14
368	National Bankshares, Inc.	10
6,505	National Penn Bancshares, Inc.	38
1,823	NBT Bancorp, Inc.	37
1,008	Northfield Bancorp, Inc.	14
367	Northrim BanCorp, Inc.	6
105	Norwood Financial Corp.	3
211	Ohio Valley Banc Corp.	5
4,562	Old National Bancorp	57
105	Old Point Financial Corp.	2
634	Old Second Bancorp, Inc.	4
1,215	Oriental Financial Group, Inc.	13
158	Orrstown Financial Services, Inc.	5
2,642	Pacific Capital Bancorp	3
1,000	Pacific Continental Corp.	11
1,417	PacWest Bancorp	29
549	Park National Corp.	32
426	Peapack-Gladstone Financial Corp.	5
105	Penns Woods Bancorp, Inc.	3

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Regional Banks (continued)
586	Peoples Bancorp, Inc.	$6
213	Peoples Financial Corp.	4
1,733	Pinnacle Financial Partners, Inc. (a)	25
165	Porter Bancorp, Inc.	2
1,214	PremierWest Bancorp	2
683	PrivateBancorp, Inc.	6
2,403	Prosperity Bancshares, Inc.	97
1,104	Renasant Corp.	15
474	Republic Bancorp, Inc., Class – A	10
423	Republic First Bancorp, Inc. (a)	2
1,206	S&T Bancorp, Inc.	21
369	S.Y. Bancorp, Inc.	8
950	Sandy Spring Bancorp, Inc.	8
263	Santander BanCorp (a)	3
684	SCBT Financial Corp.	19
476	Shore Bancshares, Inc.	7
425	Sierra Bancorp	3
421	Signature Bank (a)	13
853	Simmons First National Corp., Class – A	24
836	Smithtown Bancorp, Inc.	5
509	Southside Bancshares, Inc.	10
844	Southwest Bancorp, Inc.	6
841	State Bancorp, Inc.	6
1,265	StellarOne Corp.	13
1,058	Sterling Bancorp	8
4,325	Sterling Bancshares, Inc.	22
2,947	Sterling Financial Corp. (a)	2
158	Suffolk Bancorp	5
794	Sun Bancorp, Inc. (a)	3
4,564	Susquehanna Bancshares, Inc.	27
1,930	SVB Financial Group (a)	80
1,723	Texas Capital Bancshares, Inc. (a)	24
1,160	The Bancorp, Inc. (a)	8
159	The Bank of Kentucky Financial Corp.	3
263	The First of Long Island Corp.	7
10,222	The South Financial Group, Inc.	7
317	The Wilber Corp.	2
268	Tompkins Financial Corp.	11
263	Tower Bancorp, Inc.	6
1,093	TowneBank	13
694	TriCo Bancshares	12
3,311	Trustmark Corp.	75
1,674	UMB Financial Corp.	66
4,507	Umpqua Holdings Corp.	60
949	Union Bankshares Corp.	12
2,033	United Bankshares, Inc.	41
4,112	United Community Banks, Inc. (a)	14
317	United Security Bancshares, Inc.	5
855	Univest Corp. of Pennsylvania	15
751	Washington Banking Co.	9

Shares	Security Description	Value (000)
	Regional Banks (continued)
699	Washington Trust Bancorp, Inc.	$11
3,641	Webster Financial Corp.	43
1,207	WesBanco, Inc.	15
897	West Bancorp	4
677	Westamerica Bancorp	37
2,581	Western Alliance Bancorp (a)	10
1,001	Wilshire Bancorp, Inc.	8
1,236	Wintrust Financial Corp.	38
896	Yadkin Valley Financial Corp.	3

		2,555

	Reinsurance — 0.25%
343	Enstar Group Ltd. (a)	25
2,066	Flagstone Reinsurance Holdings Ltd.	23
1,495	Greenlight Capital Re Ltd., Class – A (a)	35
2,618	Maiden Holdings Ltd.	19
2,395	Max Capital Group Ltd.	54
4,502	Montpelier Re Holdings Ltd.	78
2,671	Platinum Underwriters Holdings Ltd.	102

		336

	Research and Consulting Services — 0.02%
105	CRA International, Inc. (a)	3
105	Diamond Management & Technology Consultants, Inc.	1
104	Franklin Covey Co. (a)	1
158	Hill International, Inc. (a)	1
156	Mistras Group, Inc. (a)	2
618	School Specialty, Inc. (a)	14
53	VSE Corp.	2

		24

	Residential REIT — 0.23%
2,712	American Campus Communities, Inc.	76
741	Associated Estates Realty Corp.	8
2,963	Education Realty Trust, Inc.	14
491	Equity Lifestyle Properties, Inc.	25
1,817	Home Properties, Inc.	87
754	Mid-America Apartment Communities, Inc.	37
2,588	Post Properties, Inc.	51
868	Sun Communities, Inc.	17
370	UMH Properties, Inc.	3

		318

	Restaurants — 0.14%
1,141	AFC Enterprises, Inc. (a)	9
369	Benihana, Inc., Class – A (a)	1
1,654	Bob Evans Farms, Inc.	48
317	Cracker Barrel Old Country Store, Inc.	12
1,693	Domino’s Pizza, Inc. (a)	14
105	Frisch’s Restaurants, Inc.	3
421	Landry’s Restaurants, Inc. (a)	9

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Restaurants (continued)
1,155	Luby’s, Inc. (a)	$4
738	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	5
1,020	O’Charley’s, Inc. (a)	7
211	Papa John’s International, Inc. (a)	5
595	Red Robin Gourmet Burgers, Inc. (a)	11
3,463	Ruby Tuesday, Inc. (a)	25
212	Ruth’s Hospitality Group, Inc. (a)	1
317	Sonic Corp. (a)	3
84	The Steak n Shake Co. (a)	27

		184

	Retail REIT — 0.35%
1,621	Acadia Realty Trust	27
363	Agree Realty Corp.	8
41	Alexander’s, Inc. (a)	13
7,168	CBL & Associates Properties, Inc.	69
1,962	Cedar Shopping Centers, Inc.	13
8,376	Developers Diversified Realty Corp.	78
1,735	Equity One, Inc.	28
579	Getty Realty Corp.	14
3,250	Glimcher Realty Trust	9
3,731	Inland Real Estate Corp.	30
2,609	Kite Realty Group Trust	11
4,169	National Retail Properties, Inc.	88
2,019	Pennsylvania Real Estate Investment Trust	17
1,368	Ramco-Gershenson Properties Trust	13
116	Saul Centers, Inc.	4
1,020	Tanger Factory Outlet Centers, Inc.	40
1,068	Urstadt Biddle Properties, Inc., Class – A	16

		478

	Security & Alarm Services — 0.02%
575	Cornell Cos., Inc. (a)	13
53	GeoEye, Inc. (a)	2
503	The Geo Group, Inc. (a)	11

		26

	Semiconductor Equipment — 0.23%
426	Advanced Energy Industries, Inc. (a)	6
1,165	ATMI, Inc. (a)	22
3,412	Brooks Automation, Inc. (a)	29
1,115	Cabot Microelectronics Corp. (a)	37
1,187	Cohu, Inc.	16
1,643	Cymer, Inc. (a)	63
6,676	Entegris, Inc. (a)	35
157	FEI Co. (a)	4
158	FormFactor, Inc. (a)	3
789	MEMSIC, Inc. (a)	3
2,634	MKS Instruments, Inc. (a)	46
2,744	Photronics, Inc. (a)	12

Shares	Security Description	Value (000)
	Semiconductor Equipment (continued)
1,065	Rudolph Technologies, Inc. (a)	$7
865	Veeco Instruments, Inc. (a)	29

		312

	Semiconductors — 0.16%
945	Actel Corp. (a)	11
738	ANADIGICS, Inc. (a)	3
158	CEVA, Inc. (a)	2
1,314	DSP Group, Inc. (a)	7
1,794	Exar Corp. (a)	13
1,053	GSI Technology, Inc. (a)	5
211	IXYS Corp. (a)	2
5,381	Lattice Semiconductor Corp. (a)	14
1,346	Micrel, Inc.	11
1,189	Microtune, Inc. (a)	3
2,679	OmniVision Technologies, Inc. (a)	39
1,286	Pericom Semiconductor Corp. (a)	15
1,108	RF Micro Devices, Inc. (a)	5
423	Sigma Designs, Inc. (a)	4
3,712	Silicon Image, Inc. (a)	10
4,539	Silicon Storage Technology, Inc. (a)	12
838	Standard Microsystems Corp. (a)	17
53	Techwell, Inc. (a)	1
3,217	Trident Microsystems, Inc. (a)	6
3,366	TriQuint Semiconductor, Inc. (a)	20
841	Virage Logic Corp. (a)	5
1,316	White Electronic Designs Corp. (a)	6
737	Zoran Corp. (a)	8

		219

	Soft Drinks — 0.02%
4,204	Heckmann Corp. (a)	21
316	National Beverage Corp. (a)	4

		25

	Specialized Consumer Services — 0.08%
1,655	Jackson Hewitt Tax Service, Inc. (a)	7
527	Mac-Gray Corp. (a)	6
3,055	Regis Corp.	48
318	Sotheby’s	7
385	Steiner Leisure Ltd. (a)	15
4,241	Stewart Enterprises, Inc., Class – A	22

		105

	Specialized Finance — 0.09%
527	Asset Acceptance Capital Corp. (a)	4
105	California First National Bancorp	1
698	Encore Capital Group, Inc. (a)	12
1,725	Fifth Street Finance Corp.	18
874	Financial Federal Corp.	24
843	Medallion Financial Corp.	7
1,163	NewStar Financial, Inc. (a)	5
2,907	PHH Corp. (a)	47

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialized Finance (continued)
1,051	Primus Guaranty Ltd. (a)	$3

		121

	Specialized REIT — 0.54%
2,666	Ashford Hospitality Trust (a)	12
1,686	Cogdell Spencer, Inc.	10
6,255	DiamondRock Hospitality Co.	53
2,188	Entertainment Properties Trust	77
4,622	Extra Space Storage, Inc.	53
3,245	FelCor Lodging Trust, Inc. (a)	12
3,083	Healthcare Realty Trust, Inc.	66
2,446	Hersha Hospitality Trust	8
3,320	LaSalle Hotel Properties	70
1,098	LTC Properties, Inc.	29
4,272	Medical Properties Trust, Inc.	43
1,312	National Health Investors, Inc.	49
3,496	OMEGA Healthcare Investors, Inc.	68
1,004	Potlatch Corp.	32
1,469	Sovran Self Storage, Inc.	52
4,285	Strategic Hotels & Resorts, Inc. (a)	8
5,241	Sunstone Hotel Investors, Inc. (a)	47
4,234	U-Store-It Trust	31
264	Universal Health Realty Income Trust	8

		728

	Specialty Chemicals — 0.39%
1,233	A. Schulman, Inc.	25
1,093	Arch Chemicals, Inc.	34
4,397	Ferro Corp.	36
2,521	H.B. Fuller Co.	57
1,368	ICO, Inc.	10
1,317	Innospec, Inc.	13
976	Minerals Technologies, Inc.	53
1,636	OM Group, Inc. (a)	51
4,045	PolyOne Corp. (a)	30
558	Quaker Chemical Corp.	12
2,564	Rockwood Holdings, Inc. (a)	61
2,531	Sensient Technologies Corp.	67
26	Stepan Co.	2
2,646	W. R. Grace & Co. (a)	67
1,400	Zoltek Cos., Inc. (a)	13

		531

	Specialty Stores — 0.10%
370	Books-A-Million, Inc.	2
2,803	Borders Group, Inc. (a)	3
950	Build-A-Bear Workshop, Inc. (a)	5
2,103	Cabela’s, Inc. (a)	30
578	Conn’s, Inc. (a)	3
316	Gander Mountain Co. (a)	2
883	Jo-Ann Stores, Inc. (a)	32

Shares	Security Description	Value (000)
	Specialty Stores (continued)
1,073	OfficeMax, Inc. (a)	$14
3,758	Sally Beauty Holdings, Inc. (a)	29
236	Vitamin Shoppe, Inc. (a)	5
789	West Marine, Inc. (a)	6
1,345	Zale Corp. (a)	4

		135

	Steel — 0.05%
829	A.M. Castle & Co.	11
1,739	China Precision Steel, Inc. (a)	4
527	General Steel Holdings, Inc. (a)	2
636	Haynes International, Inc.	21
472	Olympic Steel, Inc.	16
423	Sutor Technology Group Ltd. (a)	1
369	Universal Stainless & Alloy Products, Inc. (a)	7
317	Worthington Industries, Inc.	4

		66

	Systems Software — 0.02%
105	Double-Take Software, Inc. (a)	1
476	Dynamics Research Corp. (a)	5
142	Fortinet, Inc. (a)	3
895	Pervasive Software, Inc. (a)	4
2,632	SonicWALL, Inc. (a)	20

		33

	Technology Distributors — 0.08%
843	Agilysys, Inc.	8
1,001	Electro Rent Corp.	12
2,111	Insight Enterprises, Inc. (a)	24
527	PC Connection, Inc. (a)	4
425	PC Mall, Inc. (a)	2
1,329	ScanSource, Inc. (a)	35
790	SYNNEX Corp. (a)	24

		109

	Textiles — 0.01%
2,536	Unifi, Inc. (a)	10

	Thrifts & Mortgage Finance — 0.46%
1,266	Abington Bancorp, Inc.	9
4,629	Astoria Financial Corp.	58
2,456	Bank Mutual Corp.	17
1,069	BankFinancial Corp.	11
1,655	Beneficial Mutual Bancorp, Inc. (a)	16
711	Berkshire Hills Bancorp, Inc.	15
2,361	Brookline Bancorp, Inc.	23
105	Brooklyn Federal Bancorp, Inc.	1
104	Cheviot Financial Corp.	1
476	Clifton Savings Bancorp, Inc.	4
1,062	Danvers Bancorp, Inc.	14
1,351	Dime Community Bancshares	16
317	Doral Financial Corp. (a)	1

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Thrifts & Mortgage Finance (continued)
523	ESB Financial Corp.	$7
845	ESSA Bancorp, Inc.	10
479	First Defiance Financial Corp.	5
797	First Financial Holdings, Inc.	10
1,061	First Financial Northwest, Inc.	7
211	First Financial Service Corp.	2
3,804	Flagstar Bancorp, Inc. (a)	2
1,627	Flushing Financial Corp.	18
316	Fox Chase Bancorp, Inc. (a)	3
105	Heritage Financial Group	1
836	Home Federal Bancorp, Inc.	11
211	K-Fed Bancorp	2
843	Kearny Financial Corp.	9
158	Kentucky First Federal Bancorp	2
420	Legacy Bancorp, Inc.	4
579	Meridian Interstate Bancorp, Inc. (a)	5
6,623	MGIC Investment Corp. (a)	38
213	NASB Financial, Inc.	5
5,550	NewAlliance Bancshares, Inc.	67
317	Northeast Community Bancorp, Inc.	2
2,561	Northwest Bancshares, Inc.	29
537	OceanFirst Financial Corp.	6
3,031	Ocwen Financial Corp. (a)	29
105	Oritani Financial Corp.	1
3,187	Provident Financial Services, Inc.	34
1,745	Provident New York Bancorp	15
52	Prudential Bancorp, Inc. of Pennsylvania	1
4,200	Radian Group, Inc.	31
478	Rockville Financial, Inc.	5
263	Roma Financial Corp.	3
580	Territorial Bancorp, Inc. (a)	11
4,144	The PMI Group, Inc. (a)	10
367	Tree.com, Inc. (a)	3
2,415	TrustCo Bank Corp.	15
675	United Financial Bancorp, Inc.	9
422	Waterstone Financial, Inc. (a)	1
1,624	Westfield Financial, Inc.	13
368	WSFS Financial Corp.	9

		621

	Tobacco — 0.05%
1,635	Alliance One International, Inc. (a)	8
1,205	Universal Corp.	55

		63

	Trading Companies & Distributors — 0.17%
1,423	Aceto Corp.	7
2,481	Aircastle Ltd.	24
2,258	Applied Industrial Technologies, Inc.	50
422	Beacon Roofing Supply, Inc. (a)	7

Shares	Security Description	Value (000)
	Trading Companies & Distributors (continued)
635	BlueLinx Holdings, Inc. (a)	$2
424	DXP Enterprises, Inc. (a)	6
1,382	H&E Equipment Services, Inc. (a)	14
579	Houston Wire & Cable Co.	7
1,723	Interline Brands, Inc. (a)	30
210	Kaman Corp.	5
211	Lawson Products, Inc.	4
1,294	Rush Enterprises, Inc., Class – A (a)	15
790	TAL International Group, Inc.	10
526	Textainer Group Holdings Ltd.	9
53	Titan Machinery, Inc. (a)	1
3,194	United Rentals, Inc. (a)	31
105	Watsco, Inc.	5
264	Willis Lease Finance Corp. (a)	4

		231

	Trucking — 0.20%
475	AMERCO, Inc. (a)	24
1,358	Arkansas Best Corp.	40
2,257	Avis Budget Group, Inc. (a)	30
211	Celadon Group, Inc. (a)	2
1,473	Dollar Thrifty Automotive Group, Inc. (a)	38
946	Heartland Express, Inc.	14
603	Knight Transportation, Inc.	12
1,249	Old Dominion Freight Line, Inc. (a)	38
32	Patriot Transportation Holding, Inc. (a)	3
704	Saia, Inc. (a)	10
316	Universal Truckload Services, Inc.	6
105	USA Truck, Inc. (a)	1
2,274	Werner Enterprises, Inc.	45
3,358	YRC Worldwide, Inc. (a)	3

		266

	Water Utilities — 0.10%
983	American States Water Co.	35
371	Artesian Resources Corp., Class – A	7
966	California Water Service Group	36
409	Connecticut Water Service, Inc.	10
526	Consolidated Water Co. Ltd.	8
738	Middlesex Water Co.	13
211	Pennichuck Corp.	4
673	SJW Corp.	15
1,424	Southwest Water Co.	8
422	The York Water Co.	6

		142

	Wireless Telecommunication Services — 0.01%
603	Syniverse Holdings, Inc. (a)	11
105	USA Mobility, Inc.	1

		12

	Total SSgA Funds Management, Inc.	25,434

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. — 18.07%
	Aerospace & Defense — 1.07%
16,368	AAR Corp. (a)	$376
9,262	Cubic Corp.	346
8,844	HEICO Corp.	392
6,992	Triumph Group, Inc.	337

		1,451

	Air Freight & Logistics — 0.30%
11,038	Atlas Air Worldwide Holdings, Inc. (a)	411

	Airlines — 0.13%
32,679	AirTran Holdings, Inc. (a)	171

	Alternative Carriers — 0.22%
4,598	AboveNet, Inc. (a)	299

	Apparel Retail — 1.00%
16,809	AnnTaylor Stores Corp. (a)	229
22,467	Collective Brands, Inc. (a)	512
11,603	The Dress Barn, Inc. (a)	268
7,747	The Gymboree Corp. (a)	337

		1,346

	Application Software — 1.14%
8,972	Blackboard, Inc. (a)	407
41,832	Compuware Corp. (a)	303
7,427	Concur Technologies, Inc. (a)	318
12,893	JDA Software Group, Inc. (a)	328
27,841	Lawson Software, Inc. (a)	185

		1,541

	Auto Parts & Equipment — 0.13%
22,554	American Axle & Manufacturing Holdings, Inc. (a)	181

	Biotechnology — 0.52%
7,162	BioMarin Pharmaceutical, Inc. (a)	135
22,300	Orexigen Therapeutics, Inc. (a)	166
41,664	Rigel Pharmaceuticals, Inc. (a)	396

		697

	Communications Equipment — 0.23%
13,987	NETGEAR, Inc. (a)	303

	Computer Hardware — 0.00%
259	3PAR, Inc. (a)	3

	Construction & Engineering — 0.24%
17,603	Tutor Perini Corp. (a)	318

	Construction & Farm Machinery— 0.10%
2,737	NACCO Industries, Inc., Class – A	136

	Data Processing & Outsourced Services — 0.27%
18,394	CyberSource Corp. (a)	370

	Diversified Metals & Mining — 0.41%
22,150	RTI International Metals, Inc. (a)	557

Shares	Security Description	Value (000)
	Diversified Support Services — 0.24%
15,062	Healthcare Services Group, Inc.	$323

	Electrical Components & Equipment — 0.54%
14,689	EnerSys (a)	321
26,284	GrafTech International Ltd. (a)	409

		730

	Environmental & Facilities Services — 0.19%
30,787	EnergySolutions, Inc.	261

	Health Care Equipment — 1.12%
5,700	CONMED Corp. (a)	130
64	Quidel Corp. (a)	1
16,194	SonoSite, Inc. (a)	383
11,530	Volcano Corp. (a)	200
21,872	Wright Medical Group, Inc. (a)	414
14,655	Zoll Medical Corp. (a)	392

		1,520

	Health Care Services — 0.80%
10,066	Catalyst Health Solutions, Inc. (a)	367
10,319	Genoptix, Inc. (a)	367
12,816	Gentiva Health Services, Inc. (a)	346

		1,080

	Health Care Supplies — 0.20%
15,352	Align Technology, Inc. (a)	274

	Health Care Technology — 0.19%
5,718	athenahealth, Inc. (a)	259

	Home Entertainment Software — 0.22%
7,627	Perfect World Co. Ltd. – Sponsored ADR (a)	301

	Human Resource & Employment Services — 0.45%
18,625	Korn/Ferry International (a)	307
20,647	TrueBlue, Inc. (a)	306

		613

	Industrial Machinery — 0.30%
6,528	Nordson Corp.	399

	Internet Retail — 0.31%
23,668	Shutterfly, Inc. (a)	422

	Internet Software & Services — 0.84%
8,512	j2 Global Communications, Inc. (a)	173
6,583	MercadoLibre, Inc. (a)	341
31,064	SkillSoft PLC – ADR (a)	326
29,024	ValueClick, Inc. (a)	294

		1,134

	Life Sciences Tools & Services — 0.00%
29	Medivation, Inc. (a)	1

	Marine Ports & Services — 0.22%
10,975	Aegean Marine Petroleum Network, Inc.	302

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Oil & Gas Equipment & Services — 0.63%
35,459	Tesco Corp. (a)	$458
23,405	Willbros Group, Inc. (a)	395

		853

	Oil & Gas Exploration & Production — 0.39%
15,300	BPZ Resources, Inc. (a)	145
33,434	Resolute Energy Corp. (a)	385

		530

	Paper Packaging — 0.22%
56,671	Boise, Inc. (a)	301

	Paper Products — 0.32%
6,141	Schweitzer-Mauduit International, Inc.	432

	Personal Products — 0.18%
19,791	Bare Escentuals, Inc. (a)	242

	Pharmaceuticals — 0.96%
20,909	Eurand NV (a)	270
21,098	Impax Laboratories, Inc. (a)	287
40,230	Nektar Therapeutics (a)	375
13,523	Par Pharmaceutical Cos., Inc. (a)	366

		1,298

	Research and Consulting Services — 0.33%
24,547	Duff & Phelps Corp., Class – A	448

	Security & Alarm Services — 0.24%
11,496	GeoEye, Inc. (a)	320

	Semiconductors — 1.71%
20,900	Diodes, Inc. (a)	427
37,486	Fairchild Semiconductor International, Inc. (a)	375
29,490	Intersil Corp., Class – A	452
13,566	Monolithic Power Systems, Inc. (a)	325
18,474	Semtech Corp. (a)	314
291	TriQuint Semiconductor, Inc. (a)	2
37,265	Zoran Corp. (a)	412

		2,307

	Soft Drinks — 0.17%
28,096	Cott Corp. (a)	230

	Specialty Chemicals — 0.27%
49,083	PolyOne Corp. (a)	367

	Specialty Stores — 0.35%
7,405	Jo-Ann Stores, Inc. (a)	268
9,234	Vitamin Shoppe, Inc. (a)	206

		474

Shares or Principal Amount (000)	Security Description	Value (000)
	Steel — 0.24%
23,170	A.M. Castle & Co.	$317

	Systems Software — 0.24%
13,489	CommVault Systems, Inc. (a)	319

	Thrifts & Mortgage Finance — 0.20%
45,600	MGIC Investment Corp. (a)	264

	Trucking — 0.24%
12,732	Dollar Thrifty Automotive Group, Inc. (a)	326

	Total Sterling Johnston Capital Management, L.P.	24,431

	Total Common Stocks	130,769

	Rights — 0.00%
	SSgA Funds Management, Inc. — 0.00%
417	Builders Firstsource, Inc.	—
5,705	Flagstar Bankcorp, Inc.	—

	Total Rights	—

	U.S. Treasury Obligations — 0.07%
	SSgA Funds Management, Inc. — 0.07%
$100	U.S. Treasury Bill, 0.02%, 3/11/10 (b)(c)	100

	Total U.S. Treasury Obligations	100

	Time Deposits — 2.13%
	Frontier Capital Management Company, LLC — 0.96%
1,300	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	1,300

	IronBridge Capital Management LP — 0.46%
619	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	619

	Mellon Capital Management Corp. — 0.18%
239	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	239

	Sterling Johnston Capital Management, L.P. — 0.53%
725	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	725

	Total Time Deposits	2,883

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Mutual Funds — 0.15%
	SSgA Funds Management, Inc. — 0.15%
185,276	Alliance Money Market Fund Prime Portfolio, 0.12% (d)	$185
491	Kayne Anderson Energy Development Fund	8

	Total Mutual Funds	193

	Total Investments (cost $117,295) — 99.05%	133,945
	Other assets in excess of liabilities — 0.95%	1,284

	Net Assets — 100.00%	$135,229

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.

(d)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2009.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ Depreciation (000)
7	Russell 2000 Mini Future	$437	Mar-10	$19

	Net Unrealized Appreciation/Depreciation			$19

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Real Estate Securities Portfolio

Portfolio of Investments — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 86.83%
	Diversified Real Estate Activities — 3.76%
239,600	Brookfield Asset Management, Inc. Class – A	$5,314
27,400	Health Care REIT, Inc.	1,215

		6,529

	Diversified REIT — 7.95%
968,244	Dexus Property Group	739
88,100	Liberty Property Trust	2,820
146,808	Vornado Realty Trust	10,268

		13,827

	Health Care Facilities — 0.89%
84,700	Brookdale Senior Living, Inc. (a)	1,541

	Hotels, Resorts & Cruise Lines — 1.19%
24,525	Accor SA	1,345
194,679	Thomas Cook Group PLC	723

		2,068

	Industrial REIT — 7.22%
491,100	AMB Property Corp.	12,548

	Mortgage REIT — 4.67%
310,400	Annaly Capital Management, Inc.	5,385
111,500	CreXus Investment Corp. (a)	1,557
159,900	MFA Financial, Inc.	1,175

		8,117

	Office REIT — 8.29%
39,100	Alexandria Real Estate Equities, Inc.	2,514
41,500	Boston Properties, Inc.	2,783
461,695	Douglas Emmett, Inc.	6,579
208,400	Duke Realty Corp.	2,536

		14,412

	Real Estate Operating Companies — 2.72%
402,000	Forest City Enterprises, Inc. Class – A (a)	4,735

	Residential REIT — 15.97%
70,600	AvalonBay Communities, Inc.	5,797
116,700	Camden Property Trust	4,945

Shares	Security Description	Value (000)
	Residential REIT (continued)
233,700	Equity Residential	$7,894
33,400	Essex Property Trust, Inc.	2,794
385,100	UDR, Inc.	6,331

		27,761

	Retail REIT — 23.51%
705,500	Kimco Realty Corp.	9,545
333,500	Regency Centers Corp.	11,693
34,400	RioCan Real Estate Investment Trust	653
70,577	Saul Centers, Inc.	2,312
97,219	Simon Property Group, Inc.	7,758
112,147	The Macerich Co.	4,032
13,869	Unibail-Rodamco SE (France)	3,056
160,570	Westfield Group	1,808

		40,857

	Specialized REIT — 10.66%
682,943	Host Hotels & Resorts, Inc.	7,970
93,600	Public Storage	7,624
66,900	Ventas, Inc.	2,926

		18,520

	Total Common Stocks	150,915

	Mutual Funds — 12.88%
22,390,133	SSgA Prime Money Market Fund, 0.08% (b)	22,390

	Total Mutual Funds	22,390

	Total Investments (cost $150,657) — 99.71%	173,305
	Other assets in excess of liabilities — 0.29%	500

	Net Assets — 100.00%	$173,805

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2009.

REIT — Real Estate Investment Trust

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.81%
	Artisan Partners LP — 23.44%
	Australia — 0.05%
159,196	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	$503

	Belgium — 0.34%
47,780	Anheuser-Busch InBev NV (Brewers)	2,473
25,603	Umicore (Specialty Chemicals)	854

		3,327

	Brazil — 0.32%
74,674	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)*	3,165

	Canada — 0.55%
99,102	Canadian Pacific Railway, Ltd. (Railroads)*	5,352

	China — 0.80%
3,282,324	China Construction Bank Corp., H Shares (Diversified Banks)	2,804
690,500	China Life Insurance Co., Ltd., H Shares (Life & Health Insurance)	3,379
153,400	China Merchants Bank Co. Ltd., H Shares (Diversified Banks)	399
397,600	China Merchants Holdings International Co., Ltd. (Marine Ports & Services)	1,283

		7,865

	Denmark — 0.30%
4,162	Carlsberg A/S, Class – B (Beverages)	307
119,334	Danske Bank A/S (Diversified Banks) (a)	2,679

		2,986

	France — 3.03%
76,185	Accor SA (Hotels, Resorts & Cruise Lines)	4,169
17,039	AXA SA (Multi-line Insurance)	400
55,709	BNP Paribas (Diversified Banks)	4,418
18,334	Compagnie de Saint-Gobain (Building Products)	994
73,277	Credit Agricole SA (Diversified Banks)	1,286
453,558	Natixis (Diversified Banks) (a)	2,265
70,038	Pernod Ricard SA (Distillers & Vintners)	5,988
61,963	Societe Generale (Diversified Banks)	4,305
11,136	Unibail-Rodamco SE (Retail REIT)	2,446
61,874	Vinci SA (Construction & Engineering)	3,481

		29,752

	Germany — 3.83%
25,022	Allianz SE (Multi-line Insurance)	3,118
106,809	Bayer AG (Pharmaceuticals)	8,582
117,131	Daimler AG – Registered (Automobile Manufacturers)	6,228

Shares	Security Description	Value (000)
	Germany (continued)
15,946	Deutsche Boerse AG (Specialized Finance)	$1,319
163,234	Deutsche Post AG – Registered (Air Freight & Logistics)	3,170
66,583	Linde AG (Industrial Gases)	7,992
37,165	Muenchener Rueckversicherungs-Gesellschaft AG – Registered (Reinsurance)	5,799
1,128	Rhoen-Klinikum AG (Health Care Facilities)	27
14,252	RWE AG (Multi-Utilities)	1,388

		37,623

	Hong Kong — 1.06%
1,890,000	Evergrande Real Estate Group Ltd. (Real Estate Development) (a)(b)	1,046
2,522,718	Genting Singapore PLC (Casinos & Gaming) (a)	2,324
700,996	Huabao International Holdings Ltd. (Specialty Chemicals)	754
1,604,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,321
386,000	Li & Fung Limited (Distributors)	1,596
749,030	NWS Holdings Limited (Industrial Conglomerates)	1,375
418,367	The Bank of East Asia Limited (Diversified Banks)	1,644
318,300	Wynn Macau Ltd. (Casinos & Gaming) (a)	392

		10,452

	India — 0.34%
87,467	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)*	3,298

	Ireland — 1.05%
86,749	Accenture PLC, Class – A, ADR (IT Consulting & Other Services)*	3,600
77,460	Covidien PLC, ADR (Health Care Equipment)*	3,709
246,709	Experian PLC (Research and Consulting Services)	2,437
284,757	The Governor and Company of the Bank of Ireland (Diversified Banks) (a)	534

		10,280

	Italy — 0.75%
104,522	Assicurazioni Generali SpA (Multi-line Insurance)	2,816
1,012,988	Intesa Sanpaolo (Diversified Banks) (a)	4,558

		7,374

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Artisan Partners LP (continued)
	Japan — 0.94%
77,328	DENSO CORPORATION (Auto Parts & Equipment)	$2,337
252,400	MITSUI & CO., LTD. Trading Companies & Distributors)	3,581
2,000	Nitori Co. Ltd. (Homefurnishing Retail)	149
126,986	SUZUKI MOTOR CORPORATION (Automobile Manufacturers)	3,128

		9,195

	Mexico — 0.30%
142,710	Grupo Televisa SA – Sponsored ADR (Broadcasting)*	2,963

	Netherlands — 2.48%
42,098	Akzo Nobel NV (Diversified Chemicals)	2,791
313,010	ASML Holding NV (Semiconductor Equipment)	10,686
47,823	Heineken Holding NV (Brewers)	2,000
56,367	Heineken NV (Brewers)	2,676
592,994	ING Groep NV (Other Diversified Financial Services) (a)	5,710
14,472	TNT NV (Air Freight & Logistics)	444

		24,307

	Norway — 0.10%
21,202	Yara International ASA (Fertilizers & Agricultural Chemicals)	961

	Singapore — 0.25%
387,600	Oversea-Chinese Banking Corp. Limited (Diversified Banks)	2,496

	Spain — 0.60%
38,307	Industria de Diseno Textil, SA (Apparel Retail) (c)	2,392
124,883	Telefonica SA (Integrated Telecommunication Services)	3,495

		5,887

	Sweden — 0.41%
60,291	AB SKF, B Shares (Industrial Machinery)	1,040
135,280	Sandvik AB (Industrial Machinery)	1,629
215,004	Skandinaviska Enskilda Banken AB (SEB), Class – A (Diversified Banks) (a)	1,330

		3,999

	Switzerland — 2.95%
77,584	Credit Suisse Group AG – Registered (Diversified Capital Markets)	3,844
74,365	Holcim Ltd. – Registered (Construction Materials) (a)	5,781
117,243	Nestle SA – Registered (Packaged Foods & Meats)	5,692

Shares	Security Description	Value (000)
	Switzerland (continued)
88,210	Novartis AG – Registered (Pharmaceuticals)	$4,818
7,416	Roche Holding AG (Pharmaceuticals)	1,299
32,105	Roche Holding AG – Genusscheine (Pharmaceuticals)	5,492
129,722	UBS AG – Registered (Diversified Capital Markets) (a)	2,021

		28,947

	Taiwan — 0.27%
231,307	Taiwan Semiconductor Manufacturing Company Ltd. – ADR (Semiconductors)*	2,646

	United Kingdom — 2.27%
330,745	HSBC Holdings PLC (Diversified Banks)	3,773
72,752	HSBC Holdings PLC (Diversified Banks)	827
134,945	Imperial Tobacco Group PLC (Tobacco)	4,257
716,969	Kingfisher PLC (Home Improvement Retail)	2,639
288,652	National Grid PLC (Multi-Utilities)	3,150
302,248	Smith & Nephew PLC (Health Care Equipment)	3,109
34,988	Standard Chartered PLC (Diversified Banks)	883
533,537	Tesco PLC (Food Retail)	3,680

		22,318

	United States — 0.45%
130,441	Activision Blizzard, Inc. (Home Entertainment Software) (a)*	1,449
61,833	Philip Morris International Inc. (Tobacco)*	2,980

		4,429

	Total Artisan Partners LP	230,125

	Capital Guardian Trust Co. — 39.64%
	Australia — 1.38%
93,621	Brambles Ltd. (Diversified Support Services)	568
102,447	Coca-Cola Amatil Ltd. (Soft Drinks)	1,056
59,870	Iluka Resources Ltd. (Diversified Metals & Mining) (a)	191
36,875	National Australia Bank Ltd. (Diversified Banks)	900
58,736	Newcrest Mining Ltd. (Gold)	1,860
268,687	OneSteel Ltd. (Steel)	807
755,267	Qantas Airways Ltd. (Airlines)	2,014
1,277,857	Telstra Corp. Ltd. (Integrated Telecommunication Services) (c)	3,927

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Australia (continued)
33,752	Westpac Banking Corp. (Diversified Banks)	$762
56,664	Woolworths Ltd. (Food Retail)	1,421

		13,506

	Austria — 0.24%
27,961	Andritz AG (Industrial Machinery)	1,612
55,020	Telekom Austria AG (Integrated Telecommunication Services)	785

		2,397

	Bermuda — 0.07%
21,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)*	649

	Brazil — 0.34%
10,500	Cielo SA (Data Processing & Outsourced Services) (c)*	93
10,700	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil Gas & Consumable Fuels)*	454
111,900	Vale SA – Sponsored ADR (Diversified Metals & Mining)*	2,777

		3,324

	Canada — 1.93%
91,900	Barrick Gold Corp. (Gold)*	3,619
26,700	BCE, Inc. (Integrated Telecommunication Services)*	741
115,400	Cameco Corp. (Coal & Consumable Fuels)*	3,745
27,600	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)*	2,006
31,200	Cenovus Energy, Inc. (Integrated Oil & Gas)*	791
150,500	Centerra Gold, Inc. (Gold) (a)(c)*	1,555
31,200	Centerra Gold, Inc. (Gold) (a)*	322
14,500	Inmet Mining Corp. (Diversified Metals & Mining)*	884
47,300	Kinross Gold Corp. (Gold)*	876
26,900	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)*	2,943
7,600	Research In Motion Ltd. (Communications Equipment) (a)*	516
27,400	Suncor Energy, Inc. (Integrated Oil & Gas)*	975

		18,973

	Cayman Islands — 0.03%
16,200	Suntech Power Holdings Co. Ltd. – ADR (Electrical Components & Equipment) (a)*	269

Shares	Security Description	Value (000)
	China — 0.51%
58,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	$371
3,566,000	Bank of China Ltd., H Shares (Diversified Banks)	1,916
521,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	664
432,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	2,100

		5,051

	Denmark — 0.28%
32,988	Novo Nordisk A/S, Class – B (Pharmaceuticals)	2,106
11,251	Vestas Wind Systems A/S (Heavy Electrical Equipment) (a)	685

		2,791

	Finland — 0.19%
28,528	Sampo Oyj, A Shares (Multi-line Insurance)	695
142,761	Stora Enso Oyj (Paper Products)	1,001
17,511	UPM-Kymmene Oyj (Paper Products)	208

		1,904

	France — 5.50%
15,777	Air Liquide SA (Industrial Gases)	1,876
56,664	AXA SA (Multi-line Insurance) (c)	1,330
87,611	BNP Paribas (Diversified Banks) (c)	6,949
101,501	Bouygues SA (Construction & Engineering)	5,257
7,278	Compagnie Generale des Etablissements Michelin, Class – B (Tires & Rubber)	557
76,193	Danone SA (Packaged Foods & Meats)	4,670
142,185	France Telecom SA (Integrated Telecommunication Services)	3,553
37,705	GDF Suez (Multi-Utilities)	1,633
16,115	JC Decaux SA (Advertising) (a)	391
68,837	L’Oreal SA (Personal Products)	7,687
35,655	Lafarge SA (Construction Materials) (c)	2,936
6,573	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury)	737
93,723	Pernod Ricard SA (Distillers & Vintners)	8,014
22,046	PSA Peugeot Citroen (Automobile Manufacturers) (a)	741
12,392	Total SA (Integrated Oil & Gas)	796
3,878	Vallourec SA (Industrial Machinery)	702
97,937	Veolia Environnement (Multi-Utilities)	3,228
97,292	Vivendi SA (Movies & Entertainment)	2,887

		53,944

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Germany — 3.37%
19,488	Allianz SE (Multi-line Insurance)	$2,429
46,810	Bayer AG (Pharmaceuticals)	3,761
11,572	Bayerische Motoren Werke AG (Automobile Manufacturers)	530
74,047	Daimler AG – Registered (Automobile Manufacturers)	3,937
64,088	Deutsche Bank AG (Diversified Capital Markets)	4,546
32,144	Deutsche Post AG – Registered (Air Freight & Logistics)	624
22,381	E.ON AG (Electric Utilities)	935
24,108	HeidelbergCement AG (Construction Materials)	1,651
11,745	K+S AG (Fertilizers & Agricultural Chemicals) (c)	670
6,831	Linde AG (Industrial Gases)	820
19,166	Metro AG (Hypermarkets & Super Centers)	1,180
25,127	Muenchener Rueckversicherungs-Gesellschaft AG – Registered (Reinsurance)	3,921
9,242	RWE AG (Multi-Utilities)	900
80,781	SAP AG (Application Software)	3,860
36,524	Siemens AG (Industrial Conglomerates)	3,360

		33,124

	Hong Kong — 1.46%
380,000	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	854
196,000	Hang Lung Properties Ltd. (Diversified Real Estate Activities)	768
325,700	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	817
76,000	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	1,352
2,623,000	Industrial and Commercial Bank of China, H Shares (Diversified Banks)	2,160
69,000	Kerry Properties Ltd. (Diversified REIT)	349
126,000	Li & Fung Ltd. (Distributors)	521
91,000	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	1,353
61,500	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	744
384,380	The Bank of East Asia Limited (Diversified Banks)	1,510
454,000	The Link REIT (Retail REIT)	1,159
408,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	2,342

Shares	Security Description	Value (000)
	Hong Kong (continued)
172,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	$426

		14,355

	Ireland — 0.54%
193,429	CRH PLC (Construction Materials)	5,259

	Israel — 0.06%
44,739	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	588

	Italy — 0.11%
311,198	UniCredit SpA (Diversified Banks) (a)	1,041

	Japan — 6.05%
75,000	CHIYODA CORPORATION (Construction & Engineering)	579
8,700	East Japan Railway Co. (Railroads)	551
35,500	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	1,010
16,100	Honda Motor Co. Ltd. (Automobile Manufacturers)	546
59,000	JGC Corp. (Construction & Engineering)	1,087
121,000	Kawasaki Kisen Kaisha Ltd. (Marine) (a)	346
19,200	Keyence Corp. (Electronic Equipment & Instruments)	3,985
31,100	Kurita Water Industries Ltd. (Industrial Machinery)	977
12,100	Lawson, Inc. (Food Retail)	534
144,300	Mitsubishi Corp. (Trading Companies & Distributors)	3,595
128,600	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	634
49,900	MITSUI & CO. LTD. (Trading Companies & Distributors)	708
35,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	592
453,000	Mitsui O.S.K. Lines Ltd. (Marine)	2,393
67,700	Murata Manufacturing Co. Ltd. (Electronic Components)	3,379
14,900	Nintendo Co. Ltd. (Home Entertainment Software)	3,559
101,000	Nippon Sheet Glass Co. Ltd. (Building Products)	290
1,467	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2,048
22,100	Oracle Corp. Japan (Systems Software)	921
552,000	Shinsei Bank Ltd. (Regional Banks) (a)	601
11,400	Shiseido Co. Ltd. (Personal Products)	219
26,900	SMC Corp. (Industrial Machinery)	3,072
341,700	Softbank Corp. (Wireless Telecommunication Services)	8,012
190,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	834

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
178,400	Sumitomo Corp. (Trading Companies & Distributors)	$1,817
57,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	841
53,900	SUZUKI MOTOR CORPORATION (Automobile Manufacturers)	1,328
14,600	SYSMEX CORPORATION (Health Care Equipment)	764
15,300	TDK Corp. (Electronic Components)	935
36,800	Terumo Corp. (Health Care Equipment)	2,218
43,600	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,190
23,700	Tokyo Electron Ltd. (Semiconductor Equipment)	1,522
81,800	Toyota Motor Corp. (Automobile Manufacturers)	3,449
127,000	Trend Micro, Inc. (Systems Software)	4,825

		59,361

	Jersey — 0.23%
116,845	Shire PLC (Pharmaceuticals)	2,283

	Luxembourg — 0.17%
37,368	SES – FDR (Cable & Satellite)	807
36,820	SES – FDR, Class – A (Cable & Satellite)	829

		1,636

	Mexico — 0.64%
67,100	America Movil SA de CV, Series L – ADR (Wireless Telecommunication Services)*	3,152
101,400	Telefonos de Mexico SAB de CV, Series L – Sponsored ADR (Integrated Telecommunication Services)*	1,681
78,900	Telmex Internacional SAB de CV, – ADR (Integrated Telecommunication Services)*	1,401

		6,234

	Netherlands — 2.11%
60,778	ASML Holding NV (Semiconductor Equipment)	2,075
28,428	ASML Holding NV – Registered (Semiconductor Equipment)*	969
114,764	Koninklijke Ahold NV (Food Retail)	1,520
693,198	Koninklijke KPN NV (Integrated Telecommunication Services)	11,782
87,795	Unilever NV (Packaged Foods & Meats)	2,857
66,901	Wolters Kluwer NV (Publishing)	1,463

		20,666

Shares	Security Description	Value (000)
	Norway — 0.50%
129,200	SeaDrill Ltd. (Oil & Gas Drilling)	$3,290
76,400	Storebrand ASA (Life & Health Insurance) (a)	520
74,900	Telenor ASA (Integrated Telecommunication Services) (a)	1,047

		4,857

	Papua New Guinea — 0.14%
252,542	Oil Search Ltd. (Oil & Gas Exploration & Production) (c)	1,384

	Russia — 0.36%
142,078	Gazprom – ADR (Integrated Oil & Gas)*	3,559

	Singapore — 0.38%
868,000	CapitaMalls Asia Ltd. (Real Estate Operating Companies) (a)(c)	1,570
163,000	DBS Group Holdings Ltd. (Diversified Banks)	1,772
84,000	Wilmar International Ltd. (Industrial Conglomerates)	382

		3,724

	South Africa — 0.21%
52,315	Sasol Ltd. (Integrated Oil & Gas)	2,099

	South Korea — 0.68%
8,500	Hyundai Mobis (Auto Parts & Equipment) (a)	1,246
5,730	LG Chem Ltd. (Commodity Chemicals) (a)	1,124
14,254	LG Electronics, Inc. (Consumer Electronics) (a)	1,487
4,137	Samsung Electronics Co. Ltd. (Semiconductors)	2,839

		6,696

	Spain — 0.98%
330,959	Banco Bilbao Vizcaya Argentaria SA (Diversified Banks)	6,031
111,176	Banco Santander SA (Diversified Banks)	1,837
19,769	Industria de Diseno Textil SA (Apparel Retail)	1,235
20,080	Telefonica SA (Integrated Telecommunication Services)	562

		9,665

	Sweden — 0.57%
51,150	Assa Abloy AB, Class – B (Building Products)	986
31,907	Hennes & Mauritz AB, B Shares (Apparel Retail)	1,769
69,512	Sandvik AB (Industrial Machinery)	837
99,728	Svenska Cellulosa AB, B Shares (Paper Products)	1,330
77,950	Volvo AB, B Shares (Construction & Farm Machinery)	669

		5,591

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Switzerland — 3.22%
18,925	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury)	$637
21,086	Credit Suisse Group AG – Registered (Diversified Capital Markets)	1,045
777	Givaudan SA – Registered (Specialty Chemicals) (c)	622
56,660	Holcim Ltd. – Registered (Construction Materials) (a)(c)	4,405
45,987	Nestle SA – Registered (Packaged Foods & Meats)	2,232
37,116	Novartis AG – Registered (Pharmaceuticals)	2,027
73,660	Roche Holding AG Genusscheine (Pharmaceuticals)	12,601
10,000	Swisscom AG – Registered (Integrated Telecommunication Services)	3,820
9,962	Synthes, Inc. (Health Care Equipment)	1,306
189,228	UBS AG – Registered (Diversified Capital Markets) (a)(c)	2,947

		31,642

	Taiwan — 0.43%
106,606	Acer, Inc. – Sponsored GDR (Computer Hardware)	1,603
20,987	HTC Corp. – Sponsored GDR (Computer Hardware)	962
141,799	Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors)*	1,622

		4,187

	United Kingdom — 6.96%
58,422	Anglo American PLC (Diversified Metals & Mining) (a)	2,530
546,938	ARM Holdings PLC (Semiconductors)	1,561
16,755	AstraZeneca PLC (Pharmaceuticals)	787
107,242	Aviva PLC (Multi-line Insurance)	682
397,868	BAE Systems PLC (Aerospace & Defense)	2,302
160,000	Balfour Beatty PLC (Construction & Engineering)	666
729,579	Barclays PLC (Diversified Banks) (c)	3,214
285,906	BG Group PLC (Integrated Oil & Gas)	5,162
156,097	BHP Billiton PLC (Diversified Metals & Mining)	4,976
75,430	BP PLC (Integrated Oil & Gas)	728
6,600	BP PLC – Sponsored ADR (Integrated Oil & Gas)*	383
324,719	British Airways PLC (Airlines) (a)	976
82,800	HSBC Holdings PLC (Diversified Banks)	942
777,931	HSBC Holdings PLC (Diversified Banks)	8,874

Shares	Security Description	Value (000)
	United Kingdom (continued)
169,088	Imperial Tobacco Group PLC (Tobacco)	$5,334
3,795,300	Lloyds Banking Group PLC (Diversified Banks) (a)	3,053
62,900	National Grid PLC (Multi-Utilities)	686
53,239	Prudential PLC (Life & Health Insurance)	545
180,612	Reed Elsevier PLC (Publishing) (c)	1,483
45,967	Rio Tinto PLC (Diversified Metals & Mining)	2,482
224,271	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	6,757
20,358	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	593
41,466	SABMiller PLC (Brewers)	1,219
37,679	Serco Group PLC (Environmental & Facilities Services)	321
6,100	Shire PLC – ADR (Pharmaceuticals)*	358
17,700	Standard Chartered PLC (Diversified Banks)	439
44,389	Standard Chartered PLC (Diversified Banks)	1,120
1,156,689	Tesco PLC (Food Retail)	7,979
590,705	Vodafone Group PLC (Wireless Telecommunication Services)	1,368
47,534	Xstrata PLC (Diversified Metals & Mining) (a)	848

		68,368

	Total Capital Guardian Trust Co.	389,127

	Causeway Capital Management LLC — 32.73%
	Bermuda — 0.54%
1,839,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)*	5,326

	France — 5.32%
80,615	Accor SA (Hotels, Resorts & Cruise Lines)	4,411
271,194	AXA SA (Multi-line Insurance)	6,367
69,806	BNP Paribas (Diversified Banks)	5,536
250,291	France Telecom SA (Integrated Telecommunication Services)	6,254
121,605	Sanofi-Aventis (Pharmaceuticals)	9,562
	France (continued)
157,908	Technip SA (Oil & Gas Equipment & Services)	11,109
160,411	Vinci SA (Construction & Engineering)	9,025

		52,264

	Germany — 3.68%
52,667	Bayer AG (Pharmaceuticals)	4,231
353,718	Deutsche Post AG – Registered (Air Freight & Logistics)	6,869
160,866	E.ON AG (Electric Utilities)	6,724

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	Germany (continued)
66,497	Linde AG (Industrial Gases)	$7,981
111,786	Siemens AG (Industrial Conglomerates)	10,283

		36,088

	Greece — 0.63%
282,015	OPAP SA (Casinos & Gaming)	6,195

	Italy — 0.56%
1,104,368	Snam Rete Gas SpA (Gas Utilities)	5,484

	Japan — 5.25%
122,400	Fanuc Ltd. (Industrial Machinery)	11,410
85,700	Honda Motor Co. Ltd. (Automobile Manufacturers)	2,908
989,300	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	4,874
115,700	Sankyo Co. Ltd. (Leisure Products)	5,794
129,600	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	7,318
35,300	SMC Corp. (Industrial Machinery)	4,031
2,744	Sony Financial Holdings, Inc. (Life & Health Insurance) (b)	7,142
125,200	Tokyo Electron Ltd. (Semiconductor Equipment)	8,038

		51,515

	Netherlands — 3.93%
145,739	Akzo Nobel NV (Diversified Chemicals)	9,664
163,601	ASML Holding NV (Semiconductor Equipment)	5,585
138,756	European Aeronautic Defence and Space Co. (Aerospace & Defense)	2,789
796,940	Reed Elsevier NV (Publishing)	9,777
352,049	TNT NV (Air Freight & Logistics)	10,815

		38,630

	Norway — 0.90%
677,700	Aker Solutions ASA (Oil & Gas Equipment & Services)	8,813

	Singapore — 0.59%
546,000	Singapore Airlines Ltd. (Airlines)	5,784

	South Korea — 0.86%
57,149	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery) (a)	8,492

	Spain — 1.12%
215,702	Enagas (Gas Utilities)	4,781
220,660	Telefonica SA (Integrated Telecommunication Services)	6,176

		10,957

Shares or Principal Amount (000)	Security Description	Value (000)
	Sweden — 0.49%
785,309	Skandinaviska Enskilda Banken AB (SEB), Class – A (Diversified Banks) (a)	4,856

	Switzerland — 3.90%
200,943	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury)	6,759
4,900	Givaudan SA – Registered (Specialty Chemicals)	3,922
123,936	Novartis AG (Pharmaceuticals)	6,770
39,700	Roche Holding AG Genusscheine (Pharmaceuticals)	6,791
8,730	Sulzer AG – Registered (Industrial Machinery)	685
519,679	UBS AG – Registered (Diversified Capital Markets) (a)	8,094
23,965	Zurich Financial Services AG (Multi-line Insurance)	5,240

		38,261

	United Kingdom — 4.96%
878,205	Aviva PLC (Multi-line Insurance)	5,586
155,362	British American Tobacco PLC (Tobacco)	5,043
569,266	HSBC Holdings PLC (Diversified Banks)	6,476
1,068,880	Rexam PLC (Metal & Glass Containers)	4,996
132,207	Rio Tinto PLC (Diversified Metals & Mining)	7,138
968,069	Rolls-Royce Group PLC (Aerospace & Defense)	7,538
145,481	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	4,236
3,301,450	Vodafone Group PLC (Wireless Telecommunication Services)	7,644

		48,657

	Total Causeway Capital Management LLC	321,322

	Total Common Stocks	940,574

	Convertible Corporate Bonds — 0.11%
	Capital Guardian Trust Co. — 0.11%
$ 534	KBC Financial Products International Ltd., Series E, MTN, 0.00%, 1/26/11 (Other Diversified Financial Services) (d)	776
300	SeaDrill Ltd., 3.625%, 11/8/12 (Oil & Gas Drilling)	298

	Total Convertible Corporate Bonds	1,074

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2009 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Time Deposits — 4.72%
	Artisan Partners LP — 1.25%
$12,245	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	$12,245

	Capital Guardian Trust Co. — 1.92%
18,862	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	18,862

	Causeway Capital Management LLC — 1.55%
15,240	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	15,240

	Total Time Deposits	46,347

	Total Investments (cost $722,119) — 100.64%	987,995
	Liabilities in excess of other assets — (0.64)%	(6,329)

	Net Assets — 100.00%	$981,666

*	Security was not fair valued on December 31, 2009, and represents a Level 1 security. Refer to Note 2 in Notes to Financial Statements.

(a)	Represents non-income producing security.

(b)	Partial Shares of this security are restricted, purchased under Rule 144a Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt form registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	Zero-Coupon Security

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

MTN — Medium Term Note

REIT — Real Estate Investment Trust

Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 12/31/09 (000)	Unrealized Appreciation/ Depreciation (000)
	Currencies Sold
1,205,652	British Sterling Pound	1/27/10	$1,936	$1,947	$(11)
6,727,526	Euro	1/6/10	10,133	9,643	490
785,517	Euro	1/27/10	1,126	1,126	—
7,618,729	Euro	2/4/10	10,920	10,920	—
182,643,768	Japanese Yen	1/27/10	2,031	1,962	69
1,853,591	Swiss Franc	1/7/10	1,851	1,792	59
1,461,639	Swiss Franc	1/27/10	1,397	1,414	(17)

	Total Currencies Sold		$29,394	$28,804	$590

	Net Unrealized Appreciation/Depreciation				$590

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional International Equity Portfolio

Portfolio of Investments — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.89%
	Artisan Partners LP — 23.75%
	Australia — 0.05%
246,862	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	$781

	Belgium — 0.34%
73,027	Anheuser-Busch InBev NV (Brewers)	3,780
39,039	Umicore (Specialty Chemicals)	1,302

		5,082

	Bermuda — 0.14%
1,144,000	NWS Holdings Ltd. (Industrial Conglomerates)*	2,100

	Brazil — 0.33%
114,132	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)*	4,838

	Canada — 0.55%
151,466	Canadian Pacific Railway Ltd. (Railroads)*	8,179

	China — 0.81%
5,017,000	China Construction Bank Corp., H Shares (Diversified Banks)	4,285
1,055,300	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	5,164
228,500	China Merchants Bank Co. Ltd., H Shares (Diversified Banks)	594
582,000	China Merchants Holdings International Co. Ltd. (Marine Ports & Services)	1,878

		11,921

	Denmark — 0.31%
6,388	Carlsberg A/S, Class – B (Brewers)	470
182,389	Danske Bank A/S (Diversified Banks) (a)	4,095

		4,565

	France — 3.07%
116,441	Accor SA (Hotels, Resorts & Cruise Lines)	6,371
25,512	AXA SA (Multi-line Insurance)	599
85,144	BNP Paribas (Diversified Banks)	6,753
28,021	Compagnie de Saint-Gobain (Building Products)	1,520
111,436	Credit Agricole SA (Diversified Banks)	1,955
685,687	Natixis (Diversified Banks) (a)	3,424
107,045	Pernod Ricard SA (Distillers & Vintners)	9,152
94,703	Societe Generale (Diversified Banks)	6,579
17,020	Unibail-Rodamco SE (Retail REIT)	3,739
94,567	Vinci SA (Construction & Engineering)	5,321

		45,413

Shares	Security Description	Value (000)
	Germany — 3.89%
38,243	Allianz SE (Multi-line Insurance)	$4,766
163,245	Bayer AG (Pharmaceuticals)	13,116
179,021	Daimler AG – Registered (Automobile Manufacturers)	9,519
24,400	Deutsche Boerse AG (Specialized Finance)	2,018
249,484	Deutsche Post AG – Registered (Air Freight & Logistics)	4,844
101,764	Linde AG (Industrial Gases)	12,214
56,802	Muenchener Rueckversicherungs-Gesellschaft AG – Registered (Reinsurance)	8,863
2,484	Rhoen-Klinikum AG (Health Care Facilities)	60
21,782	RWE AG (Multi-Utilities)	2,122

		57,522

	Hong Kong — 0.93%
2,848,000	Evergrande Real Estate Group Ltd. (Real Estate Development) (a)	1,576
3,856,000	Genting Singapore PLC (Casinos & Gaming) (a)	3,553
1,067,000	Huabao International Holdings Ltd. (Specialty Chemicals)	1,147
2,427,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,999
590,000	Li & Fung Ltd. (Distributors)	2,439
622,000	The Bank of East Asia Limited (Diversified Banks)	2,444
466,800	Wynn Macau Ltd. (Casinos & Gaming) (a)	575

		13,733

	India — 0.34%
133,683	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)*	5,041

	Ireland — 1.06%
132,586	Accenture PLC, Class – A, ADR (IT Consulting & Other Services)*	5,502
118,389	Covidien PLC, ADR (Health Care Equipment)*	5,670
377,066	Experian PLC (Research and Consulting Services)	3,724
426,358	The Governor and Company of the Bank of Ireland (Diversified Banks) (a)	800

		15,696

	Italy — 0.76%
159,749	Assicurazioni Generali SpA (Multi-line Insurance)	4,303
1,548,237	Intesa Sanpaolo (Diversified Banks) (a)	6,967

		11,270

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Artisan Partners LP (continued)
	Japan — 0.95%
118,200	DENSO CORPORATION (Auto Parts & Equipment)	$3,572
384,100	MITSUI & CO. LTD. (Trading Companies & Distributors)	5,450
3,050	Nitori Co. Ltd. (Homefurnishing Retail)	227
196,368	SUZUKI MOTOR CORPORATION (Automobile Manufacturers)	4,837

		14,086

	Mexico — 0.30%
216,986	Grupo Televisa SA – Sponsored ADR (Broadcasting)*	4,505

	Netherlands — 2.51%
63,949	Akzo Nobel NV (Diversified Chemicals)	4,240
478,400	ASML Holding NV (Semiconductor Equipment)	16,332
73,093	Heineken Holding NV (Brewers)	3,057
86,151	Heineken NV (Brewers)	4,090
906,324	ING Groep NV (Other Diversified Financial Services) (a)	8,727
22,105	TNT NV (Air Freight & Logistics)	679

		37,125

	Norway — 0.10%
32,405	Yara International ASA (Fertilizers & Agricultural Chemicals)	1,469

	Singapore — 0.26%
592,000	Oversea-Chinese Banking Corp. Limited (Diversified Banks)	3,813

	Spain — 0.61%
58,548	Industria de Diseno Textil SA (Apparel Retail)	3,656
190,870	Telefonica SA (Integrated Telecommunication Services)	5,342

		8,998

	Sweden — 0.41%
92,148	AB SKF, B Shares (Industrial Machinery)	1,589
206,760	Sandvik AB (Industrial Machinery)	2,491
328,609	Skandinaviska Enskilda Banken AB (SEB), Class – A (Diversified Banks) (a)	2,032

		6,112

	Switzerland — 2.99%
118,578	Credit Suisse Group AG – Registered (Diversified Capital Markets)	5,876

Shares	Security Description	Value (000)
	Switzerland (continued)
113,658	Holcim Ltd. – Registered (Construction Materials) (a)(b)	$8,836
179,192	Nestle SA – Registered (Packaged Foods & Meats)	8,699
134,820	Novartis AG - Registered (Pharmaceuticals)	7,364
11,335	Roche Holding AG (Pharmaceuticals)	1,986
49,068	Roche Holding AG – Genusscheine (Pharmaceuticals)	8,393
197,627	UBS AG – Registered (Diversified Capital Markets) (a)	3,078

		44,232

	Taiwan — 0.27%
349,052	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)*	3,993

	United Kingdom — 2.31%
505,506	HSBC Holdings PLC (Diversified Banks)	5,766
113,200	HSBC Holdings PLC (Diversified Banks)	1,288
206,395	Imperial Tobacco Group PLC (Tobacco)	6,510
1,095,805	Kingfisher PLC (Home Improvement Retail)	4,033
441,172	National Grid PLC (Multi-Utilities)	4,815
461,951	Smith & Nephew PLC (Health Care Equipment)	4,751
54,107	Standard Chartered PLC (Diversified Banks)	1,366
815,451	Tesco PLC (Food Retail)	5,625

		34,154

	United States — 0.46%
199,365	Activision Blizzard, Inc. (Home Entertainment Software) (a)*	2,215
94,505	Philip Morris International, Inc. (Tobacco)*	4,554

		6,769

	Total Artisan Partners LP	351,397

	Capital Guardian Trust Co. — 40.05%
	Australia — 1.48%
139,379	Brambles Ltd. (Diversified Support Services)	845
233,088	Coca-Cola Amatil Ltd. (Soft Drinks)	2,402
89,133	Iluka Resources Ltd. (Diversified Metals & Mining) (a)	285
93,643	National Australia Bank Ltd. (Diversified Banks)	2,285

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Australia (continued)
87,443	Newcrest Mining Ltd. (Gold)	$2,769
400,013	OneSteel Ltd. (Steel)	1,201
1,146,798	Qantas Airways Ltd. (Airlines)	3,059
1,902,430	Telstra Corp. Ltd. (Integrated Telecommunication Services) (b)	5,847
50,248	Westpac Banking Corp. (Diversified Banks)	1,135
84,884	Woolworths Ltd. (Food Retail)	2,128

		21,956

	Austria — 0.24%
41,627	Andritz AG (Industrial Machinery)	2,400
81,722	Telekom Austria AG (Integrated Telecommunication Services)	1,166

		3,566

	Bermuda — 0.07%
32,000	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	961

	Brazil — 0.33%
16,000	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)*	678
166,600	Vale SA – Sponsored ADR (Diversified Metals & Mining)*	4,135

		4,813

	Canada — 1.92%
137,700	Barrick Gold Corp. (Gold)*	5,423
39,700	BCE, Inc. (Integrated Telecommunication Services)*	1,101
171,800	Cameco Corp. (Coal & Consumable Fuels)*	5,575
41,200	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)*	2,995
46,400	Cenovus Energy, Inc. (Integrated Oil Gas & Consumable Fuels)*	1,176
51,400	Centerra Gold, Inc. (Gold) (a)(b)*	531
225,400	Centerra Gold, Inc. (Gold) (a)*	2,328
21,500	Inmet Mining Corp. (Diversified Metals & Mining)*	1,312
70,400	Kinross Gold Corp. (Gold)*	1,304
40,000	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)*	4,376
11,400	Research In Motion Ltd. (Communications Equipment) (a)*	774
40,700	Suncor Energy, Inc. (Integrated Oil & Gas)*	1,448

		28,343

Shares	Security Description	Value (000)
	Cayman Islands — 0.03%
24,000	Suntech Power Holdings Co. Ltd. – ADR (Electrical Components & Equipment) (a)*	$399

	China — 0.51%
88,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	562
5,343,000	Bank of China Ltd., H Shares (Diversified Banks)	2,872
777,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	990
644,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	3,126

		7,550

	Denmark — 0.33%
49,112	Novo Nordisk A/S, Class – B (Pharmaceuticals)	3,136
28,931	Vestas Wind Systems A/S (Heavy Electrical Equipment) (a)	1,761

		4,897

	Finland — 0.19%
42,472	Sampo Oyj, A Shares (Multi-line Insurance)	1,035
212,539	Stora Enso Oyj, R Shares (Paper Products)	1,491
25,447	UPM-Kymmene Oyj (Paper Products)	302

		2,828

	France — 5.53%
23,488	Air Liquide SA (Industrial Gases)	2,793
69,869	AXA SA (Multi-line Insurance)	1,640
130,433	BNP Paribas (Diversified Banks) (b)	10,345
151,111	Bouygues SA (Construction & Engineering)	7,827
10,835	Compagnie Generale des Etablissements Michelin, Class – B (Tires & Rubber)	830
116,332	Danone SA (Packaged Foods & Meats)	7,131
215,179	France Telecom SA (Integrated Telecommunication Services)	5,376
57,995	GDF Suez (Multi-Utilities)	2,512
23,485	JC Decaux SA (Advertising) (a)	570
105,963	L’Oreal SA (Personal Products)	11,833
53,083	Lafarge SA (Construction Materials) (b)	4,371
9,785	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury)	1,097
145,556	Pernod Ricard SA (Distillers & Vintners)	12,445
33,054	PSA Peugeot Citroen (Automobile Manufacturers) (a)	1,111

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	France (continued)
18,448	Total SA (Integrated Oil & Gas)	$1,185
8,280	Vallourec SA (Industrial Machinery)	1,498
145,622	Veolia Environnement (Multi-Utilities)	4,800
148,434	Vivendi SA (Movies & Entertainment)	4,405

		81,769

	Germany — 3.50%
29,012	Allianz SE (Multi-line Insurance)	3,616
69,690	Bayer AG (Pharmaceuticals)	5,599
17,228	Bayerische Motoren Werke AG (Automobile Manufacturers)	789
113,334	Daimler AG - Registered (Automobile Manufacturers)	6,026
95,412	Deutsche Bank AG - Registered (Diversified Capital Markets)	6,768
47,856	Deutsche Post AG - Registered (Air Freight & Logistics)	929
33,319	E.ON AG (Electric Utilities)	1,393
35,892	HeidelbergCement AG (Construction Materials)	2,458
17,487	K+S AG (Fertilizers & Agricultural Chemicals) (b)	998
10,169	Linde AG (Industrial Gases)	1,221
44,134	Metro AG (Hypermarkets & Super Centers)	2,716
45,365	Muenchener Rueckversicherungs-Gesellschaft AG – Registered (Reinsurance)	7,078
13,758	RWE AG (Multi-Utilities)	1,340
123,419	SAP AG (Application Software)	5,897
54,376	Siemens AG - Registered (Industrial Conglomerates)	5,002

		51,830

	Hong Kong — 1.43%
565,500	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	1,271
292,000	Hang Lung Properties Ltd. (Diversified Real Estate Activities)	1,145
485,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,217
113,100	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	2,012
3,906,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	3,217
102,500	Kerry Properties Ltd. (Diversified REIT)	518
190,000	Li & Fung Ltd. (Distributors)	786

Shares	Security Description	Value (000)
	Hong Kong (continued)
135,000	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	$2,007
91,000	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	1,101
572,400	The Bank of East Asia Limited (Diversified Banks)	2,249
676,500	The Link REIT (Retail REIT)	1,726
608,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	3,489
184,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	455

		21,193

	Ireland — 0.53%
287,971	CRH PLC (Construction Materials)	7,829

	Israel — 0.06%
66,607	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	875

	Italy — 0.10%
463,302	UniCredit SpA (Diversified Banks) (a)	1,549

	Japan — 6.24%
111,000	CHIYODA CORPORATION (Construction & Engineering)	857
26,300	East Japan Railway Co. (Railroads)	1,665
78,800	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	2,241
24,000	Honda Motor Co. Ltd. (Automobile Manufacturers)	814
87,000	JGC Corp. (Construction & Engineering)	1,603
181,000	Kawasaki Kisen Kaisha Ltd. (Marine) (a)	517
29,100	Keyence Corp. (Electronic Equipment & Instruments)	6,041
46,300	Kurita Water Industries Ltd. (Industrial Machinery)	1,455
17,900	Lawson, Inc. (Food Retail)	791
216,200	Mitsubishi Corp. (Trading Companies & Distributors)	5,386
191,500	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	943
74,200	MITSUI & CO. LTD. (Trading Companies & Distributors)	1,053
53,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	896
694,000	Mitsui O.S.K. Lines Ltd. (Marine)	3,667
125,500	Murata Manufacturing Co. Ltd. (Electronic Components)	6,264
22,200	Nintendo Co. Ltd. (Home Entertainment Software)	5,303

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
151,000	Nippon Sheet Glass Co. Ltd. (Building Products)	$433
2,184	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	3,048
31,600	Oracle Corp. Japan (Systems Software)	1,317
822,000	Shinsei Bank Ltd. (Regional Banks) (a)	896
17,000	Shiseido Co. Ltd. (Personal Products)	327
40,000	SMC Corp. (Industrial Machinery)	4,568
508,600	Softbank Corp. (Wireless Telecommunication Services)	11,925
504,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	2,212
272,600	Sumitomo Corp. (Trading Companies & Distributors)	2,776
86,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	1,269
80,200	SUZUKI MOTOR CORPORATION (Automobile Manufacturers)	1,975
21,800	SYSMEX CORPORATION (Health Care Equipment)	1,140
22,700	TDK Corp. (Electronic Components)	1,388
54,000	Terumo Corp. (Health Care Equipment)	3,255
64,800	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,769
35,400	Tokyo Electron Ltd. (Semiconductor Equipment)	2,273
121,800	Toyota Motor Corp. (Automobile Manufacturers)	5,136
187,600	Trend Micro, Inc. (Systems Software)	7,127

		92,330

	Jersey — 0.23%
173,955	Shire PLC (Pharmaceuticals)	3,399

	Luxembourg — 0.16%
55,632	SES – FDR (Cable & Satellite)	1,201
52,880	SES – FDR, Class – A (Cable & Satellite)	1,191

		2,392

	Mexico — 0.63%
100,000	America Movil SAB de CV, Series L – ADR, (Wireless Telecommunication Services)*	4,698
151,000	Telefonos de Mexico SAB de CV, Series L – Sponsored ADR (Integrated Telecommunication Services)*	2,503
117,500	Telmex Internacional SAB de CV – ADR (Integrated Telecommunication Services)*	2,086

		9,287

Shares	Security Description	Value (000)
	Netherlands — 2.10%
92,282	ASML Holding NV (Semiconductor Equipment)	$3,150
42,772	ASML Holding NV – Registered (Semiconductor Equipment)*	1,458
170,856	Koninklijke Ahold NV (Food Retail)	2,264
1,049,102	Koninklijke KPN NV (Integrated Telecommunication Services)	17,830
130,705	Unilever NV (Packaged Foods & Meats)	4,254
99,599	Wolters Kluwer NV (Publishing)	2,178

		31,134

	Norway — 0.49%
192,400	Seadrill Ltd. (Oil & Gas Drilling)	4,899
113,600	Storebrand ASA (Life & Health Insurance) (a)	773
111,600	Telenor ASA (Integrated Telecommunication Services) (a)	1,560

		7,232

	Papua New Guinea — 0.14%
375,976	Oil Search Ltd. (Oil & Gas Exploration & Production) (b)	2,061

	Russia — 0.36%
211,522	Gazprom - Sponsored ADR (Integrated Oil & Gas)*	5,299

	Singapore — 0.22%
242,000	DBS Group Holdings Ltd. (Diversified Banks)	2,631
125,000	Wilmar International Ltd. (Industrial Conglomerates)	569

		3,200

	South Africa — 0.21%
77,885	Sasol Ltd. (Integrated Oil & Gas)	3,125

	South Korea — 0.62%
8,800	Hyundai Mobis (Auto Parts & Equipment) (a)	1,290
6,500	LG Chem Ltd. (Commodity Chemicals) (a)	1,275
27,942	LG Electronics, Inc. (Consumer Electronics) (a)	2,915
5,400	Samsung Electronics Co. Ltd. (Semiconductors)	3,706

		9,186

	Spain — 0.97%
492,720	Banco Bilbao Vizcaya Argentaria SA (Diversified Banks)	8,979
165,516	Banco Santander SA (Diversified Banks)	2,735

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Spain (continued)
29,532	Industria de Diseno Textil SA (Apparel Retail)	$1,844
29,894	Telefonica SA (Integrated Telecommunication Services)	836

		14,394

	Sweden — 0.56%
76,150	Assa Abloy AB, Class – B (Building Products)	1,467
47,501	Hennes & Mauritz AB, B Shares (Apparel Retail)	2,634
103,488	Sandvik AB (Industrial Machinery)	1,247
148,472	Svenska Cellulosa AB, B Shares (Paper Products)	1,980
116,050	Volvo AB, B Shares (Construction & Farm Machinery)	996

		8,324

	Switzerland — 3.25%
28,175	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury)	948
31,393	Credit Suisse Group AG – Registered (Diversified Capital Markets)	1,556
1,158	Givaudan SA – Registered (Specialty Chemicals) (b)	927
84,354	Holcim Ltd. – Registered (Construction Materials) (a)(b)	6,557
68,465	Nestle SA – Registered (Packaged Foods & Meats)	3,324
73,113	Novartis AG – Registered (Pharmaceuticals)	3,994
109,662	Roche Holding AG – Genusscheine (Pharmaceuticals)	18,758
14,888	Swisscom AG – Registered (Integrated Telecommunication Services)	5,687
14,830	Synthes, Inc. (Health Care Equipment)	1,944
281,716	UBS AG – Registered (Diversified Capital Markets) (a)(b)	4,388

		48,083

	Taiwan — 0.56%
252,512	Acer, Inc. – Sponsored GDR (Computer Hardware)	3,798
45,345	HTC Corp. – Sponsored GDR (Computer Hardware)	2,078
211,100	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors)*	2,415

		8,291

Shares	Security Description	Value (000)
	United Kingdom — 7.06%
88,478	Anglo American PLC (Diversified Metals & Mining) (a)	$3,831
814,262	ARM Holdings PLC (Semiconductors)	2,325
24,945	AstraZeneca PLC (Pharmaceuticals)	1,172
159,658	Aviva PLC (Multi-line Insurance)	1,016
602,121	BAE Systems PLC (Aerospace & Defense)	3,484
288,200	Balfour Beatty PLC (Construction & Engineering)	1,199
1,104,121	Barclays PLC (Diversified Banks) (b)	4,865
461,194	BG Group PLC (Integrated Oil & Gas)	8,326
232,391	BHP Billiton PLC (Diversified Metals & Mining)	7,408
191,222	BP PLC (Integrated Oil & Gas)	1,846
9,900	BP PLC - Sponsored ADR (Integrated Oil & Gas)*	574
484,181	British Airways PLC (Airlines) (a)	1,456
1,160,619	HSBC Holdings PLC (Diversified Banks)	13,239
123,200	HSBC Holdings PLC (Diversified Banks)	1,402
253,324	Imperial Tobacco Group PLC (Tobacco)	7,991
5,743,700	Lloyds Banking Group PLC (Diversified Banks) (a)	4,621
120,200	National Grid PLC (Multi-Utilities)	1,312
79,261	Prudential PLC (Life & Health Insurance)	811
268,888	Reed Elsevier PLC (Publishing) (b)	2,207
68,433	Rio Tinto PLC (Diversified Metals & Mining)	3,695
341,870	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	10,300
30,308	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	883
61,734	SABMiller PLC (Brewers)	1,814
47,656	Serco Group PLC (Environmental & Facilities Services)	406
9,100	Shire PLC - ADR (Pharmaceuticals)*	534
66,084	Standard Chartered PLC (Diversified Banks)	1,668
26,350	Standard Chartered PLC (Diversified Banks)	654
1,750,511	Tesco PLC (Food Retail)	12,075
879,421	Vodafone Group PLC (Wireless Telecommunication Services)	2,036
70,766	Xstrata PLC (Diversified Metals & Mining) (a)	1,262

		104,412

	Total Capital Guardian Trust Co.	592,507

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Causeway Capital Management LLC — 33.09%
	Bermuda — 0.58%
2,958,000	Yue Yuen Industrial (Holdings) Ltd. (Footwear)*	$8,564

	France — 5.51%
120,017	Accor SA (Hotels, Resorts & Cruise Lines)	6,567
403,744	AXA SA (Multi-line Insurance)	9,479
111,905	BNP Paribas (Diversified Banks)	8,875
448,302	France Telecom SA (Integrated Telecommunication Services)	11,201
178,501	Sanofi-Aventis (Pharmaceuticals)	14,036
235,647	Technip SA (Oil & Gas Equipment & Services)	16,578
263,579	Vinci SA (Construction & Engineering)	14,830

		81,566

	Germany — 3.63%
78,527	Bayer AG (Pharmaceuticals)	6,309
526,603	Deutsche Post AG – Registered (Air Freight & Logistics)	10,226
239,491	E.ON AG (Electric Utilities)	10,010
99,471	Linde AG (Industrial Gases)	11,939
166,424	Siemens AG – Registered (Industrial Conglomerates)	15,309

		53,793

	Greece — 0.63%
427,016	OPAP SA (Casinos & Gaming)	9,381

	Italy — 0.57%
1,705,747	Snam Rete Gas SpA (Gas Utilities)	8,470

	Japan — 5.12%
185,400	Fanuc Ltd. (Industrial Machinery)	17,283
127,600	Honda Motor Co. Ltd. (Automobile Manufacturers)	4,330
1,431,700	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	7,054
160,400	Sankyo Co. Ltd. (Leisure Products)	8,033
183,100	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	10,339
63,400	SMC Corp. (Industrial Machinery)	7,240
3,638	Sony Financial Holdings, Inc. (Life & Health Insurance)	9,469
186,500	Tokyo Electron Ltd. (Semiconductor Equipment)	11,973

		75,721

	Netherlands — 3.97%
216,972	Akzo Nobel NV (Diversified Chemicals)	14,387
243,563	ASML Holding NV (Semiconductor Equipment)	8,315

Shares	Security Description	Value (000)
	Netherlands (continued)
235,592	European Aeronautic Defence and Space Co. (Aerospace & Defense)	$4,735
1,217,818	Reed Elsevier NV (Publishing)	14,940
531,108	TNT NV (Air Freight & Logistics)	16,316

		58,693

	Norway — 0.90%
1,024,000	Aker Solutions ASA (Oil & Gas Equipment & Services)	13,317

	Singapore — 0.58%
813,000	Singapore Airlines Ltd. (Airlines)	8,613

	South Korea — 0.86%
85,238	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery) (a)	12,665

	Spain — 1.22%
397,027	Enagas (Gas Utilities)	8,800
328,512	Telefonica SA (Integrated Telecommunication Services)	9,194

		17,994

	Sweden — 0.63%
167,121	Ericsson LM, B Shares (Communications Equipment)	1,539
1,257,145	Skandinaviska Enskilda Banken AB (SEB), Class – A (Diversified Banks) (a)	7,774

		9,313

	Switzerland — 3.93%
299,158	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury)	10,062
7,450	Givaudan SA – Registered (Specialty Chemicals)	5,963
182,536	Novartis AG – Registered (Pharmaceuticals)	9,971
57,857	Roche Holding AG – Genusscheine (Pharmaceuticals)	9,897
12,877	Sulzer AG – Registered (Industrial Machinery)	1,010
797,216	UBS AG - Registered (Diversified Capital Markets) (a)	12,417
40,515	Zurich Financial Services AG (Multi-line Insurance)	8,860

		58,180

	United Kingdom — 4.96%
1,303,412	Aviva PLC (Multi-line Insurance)	8,290
282,426	British American Tobacco PLC (Tobacco)	9,167
875,600	HSBC Holdings PLC (Diversified Banks)	9,960

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2009 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	United Kingdom (continued)
1,619,957	Rexam PLC (Metal & Glass Containers)	$7,572
196,826	Rio Tinto PLC (Diversified Metals & Mining)	10,627
1,274,272	Rolls-Royce Group PLC (Aerospace & Defense)	9,922
220,487	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	6,421
4,915,088	Vodafone Group PLC (Wireless Telecommunication Services)	11,380

		73,339

	Total Causeway Capital Management LLC	489,609

	Total Common Stocks	1,433,513

	Time Deposits — 3.68%
	Artisan Partners LP — 1.01%
$14,873	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	14,873

	Capital Guardian Trust Co. — 1.58%
23,384	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	23,384

Principal Amount (000)	Security Description	Value (000)
	Causeway Capital Management LLC — 1.09%
$16,163	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/4/10	$16,163

	Total Time Deposits	54,420

	Total Investments (cost $1,468,919) — 100.57%	1,487,933
	Liabilities in excess of other assets — (0.57)%	(8,423)

	Net Assets — 100.00%	$1,479,510

*	Security was not fair valued on December 31, 2009, and represents a Level 1 security. Refer to Note 2 in Notes to Financial Statements.

(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 12/31/09 (000)	Unrealized Appreciation/ Depreciation (000)
	Currencies Sold
1,816,574	British Sterling Pound	1/27/10	$2,917	$2,933	$(16)
9,919,665	Euro	1/6/10	14,941	14,219	722
1,174,090	Euro	1/27/10	1,683	1,683	—
11,507,629	Euro	2/4/10	16,494	16,494	—
273,471,048	Japanese Yen	1/27/10	3,041	2,937	104
2,744,837	Swiss Franc	1/7/10	2,741	2,654	87
2,176,242	Swiss Franc	1/27/10	2,080	2,105	(25)

	Total Currencies Sold		$43,897	$43,025	$872

	Net Unrealized Appreciation/Depreciation				$872

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Emerging Markets Portfolio

Portfolio of Investments — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.61%
	Bermuda — 0.22%
8,100	Credicorp Ltd. (Diversified Banks)*	$624

	Brazil — 15.04%
144,800	Banco Bradesco SA – ADR (Diversified Banks)*	3,167
59,600	Banco do Brasil SA (Diversified Banks)*	1,017
96,700	Banco do Estado do Rio Grande do Sul SA (Diversified Banks)*	817
83,400	BM&F BOVESPA SA (Specialized Finance)*	587
15,100	Companhia Brasileira de Distribuicao Grupo Pao de Acucar – Sponsored ADR (Hypermarkets & Super Centers)*	1,134
21,000	Companhia de Bebidas das Americas – ADR (Brewers)*	2,123
25,900	Companhia Paranaense de Energia-Copel – Sponsored ADR (Electric Utilities)*	556
46,500	Companhia Siderurgica Nacional SA – Sponsored ADR (Steel)*	1,485
109,500	Gerdau SA – Sponsored ADR (Steel)*	1,865
145,100	Itau Unibanco Holding SA (Diversified Banks)*	3,225
184,400	Itausa – Investimentos Itau SA – Preferred (Diversified Banks)*	1,255
75,000	MRV Engenharia e Participacoes SA (Homebuilding)*	608
60,700	Natura Cosmeticos SA (Personal Products)*	1,266
37,600	Net Servicos de Comunicacao SA (Cable & Satellite) (a)*	518
60,000	OGX Petroleo e Gas Participacoes SA (Oil & Gas Exploration & Production)*	590
262,500	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)*	11,128
14,200	Tele Norte Leste Participacoes SA – ADR (Integrated Telecommunication Services)*	304
17,900	Ultrapar Participacoes SA – Preferred (Oil & Gas Storage & Transportation)*	824
17,300	Usinas Siderurgicas de Minas Gerais SA, A Shares (Steel)*	491
304,900	Vale SA – Sponsored ADR (Diversified Metals & Mining)*	8,851
14,800	Vivo Participacoes SA – ADR (Wireless Telecommunication Services)*	459

		42,270

	Cayman Islands — 0.38%
7,800	New Oriental Education & Technology Group, Inc. – Sponsored ADR (Education Services) (a)*	590
182,000	Xinao Gas Holdings Ltd. (Gas Utilities)*	466

		1,056

Shares	Security Description	Value (000)
	China — 7.08%
506,000	Air China Ltd., H Shares (Airlines) (a)	$392
30,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	192
5,446,000	Bank of China Ltd., H Shares (Diversified Banks)	2,927
447,000	China Coal Energy Co., H Shares (Coal & Consumable Fuels)	811
376,000	China Communication Services Corp. Ltd., H Shares (Integrated Telecommunication Services)	184
3,692,000	China Construction Bank Corp., H Shares (Diversified Banks)	3,154
203,000	China High Speed Transmission Equipment Group Co. Ltd. (Heavy Electrical Equipment)	493
602,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	2,946
226,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	464
1,460,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	1,286
648,000	China Railway Group Ltd., H Shares (Construction & Engineering) (a)	501
213,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	1,036
716,000	China Telecom Corp. Ltd., H Shares (Integrated Telecommunication Services)	296
606,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	865
223,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	522
1,424,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	1,693
116,000	Ping An Insurance Group Co. of China Ltd., H Shares (Life & Health Insurance)	1,009
430,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	940
200,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	184

		19,895

	Colombia — 0.61%
16,900	BanColombia SA – Sponsored ADR (Diversified Banks)*	769
637,010	Ecopetrol SA (Integrated Oil & Gas)*	774
14,216	Grupo de Inversiones Suramericana SA (Multi-Sector Holdings)*	171

		1,714

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Czech Republic — 1.06%
32,825	CEZ A/S (Electric Utilities)	$1,542
3,375	Komercni Banka A/S (Diversified Banks)	724
31,776	Telefonica O2 Czech Republic A/S (Integrated Telecommunication Services)	726

		2,992

	Egypt — 1.25%
93,507	Al Ezz Steel Rebars SAE (Steel)	293
72,802	Commercial International Bank (Diversified Banks)	724
7,767	Egyptian Co. for Mobile Services (Wireless Telecommunication Services)	340
60,702	Egyptian Financial Group-Hermes Holding (Investment Banking & Brokerage)	276
16,839	Orascom Construction Industries (Construction & Engineering)	763
46,781	Orascom Telecom Holding SAE (Wireless Telecommunication Services)	214
7,738	Orascom Telecom Holding SAE – Registered GDR (Wireless Telecommunication Services)	176
247,741	Talaat Moustafa Group (Real Estate Development) (a)	312
126,188	Telecom Egypt (Integrated Telecommunication Services)	415

		3,513

	Hong Kong — 7.03%
482,000	Agile Property Holdings Ltd. (Real Estate Development)	700
111,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	807
670,000	China Citic Bank, H Shares (Diversified Banks)	567
136,000	China Everbright Ltd. (Other Diversified Financial Services)	333
452,000	China Mobile Ltd. (Wireless Telecommunication Services)	4,206
544,000	China Overseas Land & Investment Ltd. (Real Estate Development)	1,140
180,000	China Resources Power Holdings Co. Ltd. (Independent Power Producers & Energy Traders)	356
139,000	Citic Pacific Ltd. (Industrial Conglomerates)	371
1,454,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	2,265
472,000	Fushan International Energy Group Ltd. (Diversified Metals & Mining)	455

Shares	Security Description	Value (000)
	Hong Kong (continued)
927,000	GOME Electrical Appliances Holdings Ltd. (Computer & Electronics Retail) (a)	$334
128,000	Hengan International Group Co. Ltd. (Personal Products)	948
176,000	Hopson Development Holdings Ltd. (Real Estate Development)	252
2,915,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,401
120,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	609
128,800	Tencent Holdings Ltd. (Internet Software & Services)	2,786
58,000	Weichai Power Co. Ltd., H Shares (Construction & Farm Machinery)	465
810,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	768

		19,763

	Hungary — 1.29%
114,460	Magyar Telekom Telecommunications PLC (Integrated Telecommunication Services)	445
11,767	MOL Hungarian Oil and Gas (Integrated Oil & Gas) (a)	1,062
54,913	OTP Bank PLC (Diversified Banks) (a)	1,575
2,454	Richter Gedeon (Pharmaceuticals)	558

		3,640

	India — 5.71%
20,586	Axis Bank Ltd. (Diversified Banks)	435
4,953	Bajaj Auto Ltd. (Motorcycle Manufacturers)	187
10,928	Bharat Heavy Electricals Ltd. (Heavy Electrical Equipment)	563
35,335	Bharti Airtel Ltd. (Wireless Telecommunication Services)	250
18,074	Dr. Reddy’s Laboratories Ltd. (Pharmaceuticals)	443
68,798	GAIL India Ltd. (Gas Utilities)	610
21,930	HDFC Bank Ltd. (Diversified Banks)	799
13,387	Hero Honda Motors Ltd. (Motorcycle Manufacturers)	492
77,484	Hindalco Industries Ltd. (Aluminum)	266
17,222	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	985
72,950	ICICI Bank Ltd. (Diversified Banks)	1,367
31,161	Infosys Technologies Ltd. (IT Consulting & Other Services)	1,734
70,024	Infrastructure Development Finance Co. Ltd. (Specialized Finance)	231

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
102,324	ITC Ltd. (Tobacco)	$550
98,342	Jaiprakash Associates Ltd. (Industrial Conglomerates)	309
45,689	Jindal Steel & Power Ltd. (Steel)	687
15,113	Larsen & Toubro Ltd. (Construction & Engineering)	544
6,453	Maruti Suzuki India Ltd. (Automobile Manufacturers)	215
7,520	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	190
97,705	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	2,283
17,486	Reliance Infrastructure Ltd. (Electric Utilities)	430
70,517	Sesa Goa Ltd. (Steel)	619
7,710	State Bank of India Ltd. (Diversified Banks)	375
36,909	Sterlite Industries India Ltd. (Diversified Metals & Mining)	681
35,357	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	570
7,580	Tata Power Co. Ltd. (Electric Utilities)	223

		16,038

	Indonesia — 4.29%
1,769,000	PT Aneka Tambang Tbk (Diversified Metals & Mining)	413
512,000	PT Astra International Tbk (Automobile Manufacturers)	1,883
2,421,000	PT Bank Central Asia Tbk (Diversified Banks)	1,240
2,214,500	PT Bank Mandiri (Diversified Banks)	1,092
1,574,500	PT Bank Rakyat Indonesia (Diversified Banks)	1,266
1,907,000	PT Bumi Resources Tbk (Coal & Consumable Fuels)	486
1,241,500	PT Indofood Sukses Makmur Tbk (Packaged Foods & Meats)	467
285,500	PT Indosat Tbk (Wireless Telecommunication Services)	142
271,000	PT International Nickel Indonesia Tbk (Diversified Metals & Mining)	105
2,522,000	PT Perusahaan Gas Negara (Gas Utilities)	1,043
568,500	PT Semen Gresik Persero Tbk (Construction Materials)	453
382,000	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	696
1,834,000	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	1,826

Shares	Security Description	Value (000)
	Indonesia (continued)
250,000	PT Unilever Indonesia Tbk (Household Products)	$290
401,500	PT United Tractors Tbk (Construction & Farm Machinery)	658

		12,060

	Israel — 0.98%
59,221	Bank Leumi Le-Israel (Diversified Banks) (a)	271
78,369	Bezeq Israeli Telecommunication Corp. Ltd. (Integrated Telecommunication Services)	198
9,000	Check Point Software Technologies Ltd. (Systems Software) (a)	305
19,134	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	251
30,800	Teva Pharmaceutical Industries Ltd. – Sponsored ADR (Pharmaceuticals)*	1,730

		2,755

	Malaysia — 0.91%
169,000	Axiata Group Berhad (Wireless Telecommunication Services) (a)	150
36,500	Berjaya Sports Toto Berhad (Casinos & Gaming)	46
88,400	CIMB Group Holdings Berhad (Diversified Banks)	331
27,000	Genting Berhad (Casinos & Gaming)	58
14,900	Hong Leong Financial Group Berhad (Diversified Banks)	32
132,000	IJM Corp. Berhad (Construction & Engineering)	172
36,300	Kuala Lumpur Kepong Berhad (Agricultural Products)	175
187,500	Malayan Banking Berhad (Diversified Banks)	375
108,000	PLUS Expressways Berhad (Highways & Railtracks)	103
11,000	PPB Group Berhad (Agricultural Products)	51
74,100	Public Bank Berhad (Diversified Banks)	244
18,100	Public Bank Berhad (Diversified Banks)	60
16,500	RHB Capital Berhad (Diversified Banks)	25
137,900	Sime Darby Berhad (Industrial Conglomerates)	360
5,300	Tanjong PLC (Independent Power Producers & Energy Traders)	26
99,400	Telekom Malaysia Berhad (Integrated Telecommunication Services)	89
89,900	Tenaga Nasional Berhad (Electric Utilities)	220
27,800	UMW Holdings Berhad (Auto Parts & Equipment)	52

		2,569

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico — 3.36%
30,700	Alfa SAB, Class – A (Industrial Conglomerates)*	$193
79,000	America Movil SAB de CV – Series L, ADR (Wireless Telecommunication Services)*	3,711
21,200	Fomento Economico Mexicano SAB de CV – Sponsored ADR (Soft Drinks)*	1,015
79,400	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Airport Services)*	248
113,800	Grupo Financiero Banorte SAB de CV (Diversified Banks)*	411
360,500	Grupo Mexico SAB de CV – Series B (Diversified Metals & Mining)*	823
57,200	Grupo Modelo SAB de CV – Series C (Brewers) (a)*	318
43,400	Grupo Televisa SA – Sponsored ADR (Broadcasting)*	901
64,400	Kimberly-Clark de Mexico SAB de CV – Class A (Household Products)*	288
343,500	Wal-Mart de Mexico SAB de CV – Series V (Hypermarkets & Super Centers)*	1,531

		9,439

	Peru — 0.36%
30,200	Compania de Minas Buenaventura SA – ADR (Precious Metals & Minerals)*	1,011

	Philippines — 0.82%
38,430	Ayala Corp. (Multi-Sector Holdings)	251
1,238,200	Ayala Land, Inc. (Diversified Real Estate Activities)	299
311,800	Bank of the Philippine Islands (Diversified Banks)	322
3,558,000	Energy Development Corp. (Independent Power Producers & Energy Traders)	360
14,300	Philippine Long Distance Telephone Co. – Sponsored ADR (Wireless Telecommunication Services)	811
39,160	SM Investments Corp. (Industrial Conglomerates)	276

		2,319

	Russia — 8.27%
67,288,321	Federal Grid Co Unified Energy System JSC (Electric Utilities) (a)	715
316,000	Gazprom – Sponsored ADR (Integrated Oil & Gas)*	7,916
75,500	LUKOIL – Sponsored ADR (Integrated Oil & Gas)*	4,258
25,200	Mechel – Sponsored ADR (Steel)*	474

Shares	Security Description	Value (000)
	Russia (continued)
176,839	Mining and Metallurgical Co. Norilsk Nickel – ADR (Diversified Metals & Mining) (a)*	$2,509
28,100	Mobile TeleSystems – Sponsored ADR (Wireless Telecommunication Services)*	1,374
5,410	NovaTek OAO – Sponsored GDR Registered (Oil & Gas Exploration & Production)*	357
4,517	Novolipetsk Steel – GDR Registered (Steel) (a)*	139
282,431	Rosneft Oil Co. (Integrated Oil & Gas)	2,345
1,887,874	Surgutneftegaz – Preferred (Integrated Oil & Gas)	891
33,320	Tatneft – Sponsored ADR (Oil & Gas Exploration & Production)	963
70,600	Vimpel-Communications – SP ADR (Integrated Telecommunication Services)*	1,313

		23,254

	South Africa — 4.95%
50,674	ABSA Group Ltd. (Diversified Banks)	880
6,344	Anglo Platinum Ltd. (Precious Metals & Minerals) (a)	678
27,900	AngloGold Ashanti Ltd. – Sponsored ADR (Gold)*	1,121
62,349	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals) (a)	622
285,916	FirstRand Ltd. (Other Diversified Financial Services)	708
86,221	Gold Fields Ltd. (Gold)	1,134
57,360	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	1,570
113,543	MTN Group Ltd. (Wireless Telecommunication Services)	1,810
31,957	Naspers Ltd., N Shares (Cable & Satellite)	1,295
51,148	Remgro Ltd. (Multi-Sector Holdings)	617
41,512	Sasol Ltd. (Integrated Oil & Gas)	1,666
89,553	Standard Bank Group Ltd. (Diversified Banks)	1,232
205,495	Steinhoff International Holdings Ltd. (Home Furnishings) (a)	576

		13,909

	South Korea — 12.12%
445	Amorepacific Corp. (Personal Products) (a)	357
16,810	Daegu Bank (Regional Banks) (a)	247
6,506	Daelim Industrial Co. Ltd. (Construction & Engineering) (a)	463

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
14,080	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance)	$392
16,870	Hana Financial Group, Inc. (Diversified Banks) (a)	477
4,900	Hanwha Corp. (Commodity Chemicals) (a)	201
2,613	Hyosung Corp. (Commodity Chemicals) (a)	191
7,594	Hyundai Department Store Co. Ltd. (Department Stores) (a)	733
3,604	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery) (a)	536
10,748	Hyundai Mobis (Auto Parts & Equipment) (a)	1,576
19,266	Hyundai Motor Co. (Automobile Manufacturers) (a)	1,996
8,840	Hyundai Steel Co. (Steel) (a)	657
30,835	KB Financial Group, Inc. (Diversified Banks) (a)	1,571
959	Korea Zinc Co. Ltd. (Diversified Metals & Mining) (a)	168
10,080	KT Corp. (Integrated Telecommunication Services) (a)	340
6,420	KT&G Corp. (Tobacco) (a)	355
8,162	LG Chem Ltd. (Commodity Chemicals) (a)	1,601
15,103	LG Corp. (Industrial Conglomerates) (a)	944
16,400	LG Dacom Corp. (Integrated Telecommunication Services) (a)	250
7,810	LG Display Co. Ltd. (Electronic Components) (a)	264
10,805	LG Electronics, Inc. (Consumer Electronics) (a)	1,127
2,720	LG Household & Health Care Ltd. (Household Products) (a)	681
1,212	Lotte Shopping Co. Ltd. (Department Stores) (a)	359
2,463	NHN Corp. (Internet Software & Services) (a)	407
5,202	POSCO (Steel)	2,746
4,690	Samsung Card Co. Ltd. (Consumer Finance) (a)	232
11,634	Samsung Electronics Co. Ltd. (Semiconductors)	7,983
3,201	Samsung Electronics Co. Ltd. (Semiconductors)	1,444
3,806	Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	354
6,254	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	1,071
25,880	Samsung Heavy Industries Co. Ltd. (Construction & Farm Machinery) (a)	537
3,967	Samsung SDI Co. Ltd. (Electronic Components) (a)	506

Shares	Security Description	Value (000)
	South Korea (continued)
4,335	Samsung Techwin Co. Ltd. (Industrial Conglomerates) (a)	$338
45,610	Shinhan Financial Group Co. Ltd. (Diversified Banks) (a)	1,689
7,007	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,024
7,740	Woongjin Coway Co. Ltd. (Household Appliances) (a)	256

		34,073

	Thailand — 1.25%
65,500	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	167
81,200	Bangkok Bank Public Co. Ltd. (Diversified Banks)	283
19,100	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	331
393,400	CP ALL Public Co. Ltd. (Food Retail)	232
165,200	Kasikornbank Public Co. Ltd. (Diversified Banks)	421
644,700	Krung Thai Bank Public Co. Ltd. (Diversified Banks)	188
884,500	Land and Houses Public Co. Ltd. (Real Estate Development)	166
294,700	PTT Aromatics & Refining Public Co. Ltd. (Oil & Gas Refining & Marketing)	209
38,700	PTT Chemical Public Co. Ltd. (Commodity Chemicals)	86
37,000	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	163
61,400	PTT Public Co. Ltd. (Integrated Oil & Gas)	453
117,100	Siam Commercial Bank Public Co. Ltd. (Diversified Banks)	305
189,400	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	243
36,900	The Siam Cement Public Co. Ltd. (Construction Materials)	260

		3,507

	Tokelau — 0.21%
51,780	Anadolu Efes Biracilik Ve Malt Sanayii AS (Brewers)	579

	Turkey — 3.92%
220,131	Akbank TAS (Diversified Banks)	1,403
138,312	Haci Omer Sabanci Holding AS (Multi-Sector Holdings)	539
213,194	Koc Holding AS (Industrial Conglomerates) (a)	634
34,778	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	691

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Emerging Markets Portfolio

Portfolio of Investments (concluded) — December 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
168,460	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	$516
179,769	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	1,277
606,418	Turkiye Garanti Bankasi AS (Diversified Banks)	2,587
110,547	Turkiye Halk Bankasi AS (Diversified Banks)	886
285,984	Turkiye Is Bankasi, Class – C (Diversified Banks)	1,209
275,513	Turkiye Vakiflar Bankasi TAO, Class – D (Diversified Banks)(a)	792
216,753	Yapi ve Kredi Bankasi AS (Diversified Banks)(a)	478

		11,012

	United States — 0.50%
223,000	Anta Sports Products Ltd. (Apparel, Accessories & Luxury)*	329
6,971	Globaltrans Investment PLC – Sponsored GDR Registered (Railroads)(a)*	69
30,300	Southern Copper Corp. (Diversified Metals & Mining)*	997

		1,395

	Total Common Stocks	229,387

Shares	Security Description	Value (000)
	Mutual Funds — 13.55%
12,000,000	Alliance Money Market Fund Prime Portfolio, 0.12% (b)	$12,000
12,000,000	Federated Prime Obligations Portfolio, 0.10% (b)	12,000
170,500	iShares MSCI Emerging Markets Index	7,075
171,000	Vanguard Emerging Markets ETF	7,011

	Total Mutual Funds	38,086

	Total Investments (cost $264,075) — 95.16%	267,473
	Other assets in excess of liabilities — 4.84%	13,608

	Net Assets — 100.00%	$281,081

*	Security was not fair valued on December 31, 2009, and represents a Level 1 security. Refer to Note 2 in Notes to Financial Statements.

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2009.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ Depreciation (000)
35	FTSE/JSE TOP 40	$1,196	Mar-10	$4
40	H-Shares IDX Future	3,299	Jan-10	403
930	MSCI Taiwan Index	27,491	Jan-10	696

	Net Unrealized Appreciation/Depreciation			$1,103

Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 12/31/09 (000)	Unrealized Appreciation/ Depreciation (000)
	Currencies Purchased
743,346,500	Taiwan Dollar	1/8/10	$23,150	$23,347	$197
80,650,000	Taiwan Dollar	1/8/10	2,500	2,533	33

	Total Currencies Purchased		$25,650	$25,880	$230

	Net Unrealized Appreciation/Depreciation				$230

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 17.39%
$974	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class ASB (a)	4.59	7/10/43	$982
1,135	Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4	5.45	1/15/49	1,001
920	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 (a)	5.87	4/10/49	793
2,132	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB	5.71	1/10/17	2,047
386	Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4	5.49	10/10/17	326
130	Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 (a)	6.35	12/10/17	117
1,170	Banc of America Funding Corp., Series 2009-R6, Class 3A1 (a)(b)	5.61	1/26/37	1,098
1,000	Banc of America Large Loan, Series 2009-UB1, Class A4A (a)(b)	5.70	6/24/50	908
1,404	BCAP LLC Trust, Series 2009-RR2, Class A1 (a)(b)	5.72	1/21/38	1,316
1,138	BCAP LLC Trust, Series 2009-RR4, Class 2A1 (a)(b)	5.99	7/26/36	1,091
1,590	BCAP LLC Trust, Series 2009-RR4, Class 3A1 (a)(b)	5.45	4/26/37	1,533
833	BCAP LLC Trust, Series 2009-RR4, Class 9A1 (a)(b)	5.35	10/26/35	789
1,566	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1	4.63	2/25/36	1,329
2,549	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1 (a)	5.98	6/25/47	1,854
925	Bear Stearns Commercial Mortgage Securities, Series 2007-Pw17, Class A4 (a)	5.69	6/11/50	810
975	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AAB	5.05	2/11/41	994
1,500	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AAB (a)	5.91	6/11/40	1,456
1,513	Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1 (a)	5.28	12/25/35	1,231
997	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A1 (a)	5.62	12/10/49	1,023
357	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1 (a)	4.90	10/25/35	300
1,061	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1 (a)	4.70	3/25/36	859
2,398	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8, Class 2A1A (a)	5.89	7/25/37	1,752
812	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 1A1 (a)(b)	5.72	6/25/37	777
1,358	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 7A1 (a)(b)	0.58	7/25/36	1,080
870	Citigroup Mortgage Loan Trust, Inc., Series 2009-6, Class 6A1 (a)(b)	0.48	7/25/36	763
1,840	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 (a)	5.89	11/15/44	1,596
2,410	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4 (a)	6.01	12/10/49	2,186
62	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	61
1,185	Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	912
1,384	Credit Suisse Mortgage Capital Certificate, Series 2009-2R, Class 2A5 (a)(b)	5.62	6/26/37	1,280
2,087	Credit Suisse Mortgage Capital Certificate, Series 2009-3R, Class 25A1 (a)(b)	5.65	7/27/36	1,942
722	Credit Suisse Mortgage Capital Certificate, Series 2009-3R, Class 28A1 (a)(b)	5.63	8/27/37	693
1,926	Credit Suisse Mortgage Capital Certificate, Series 2009-3R, Class 30A1 (a)(b)	5.82	7/27/37	1,839
1,684	Credit Suisse Mortgage Capital Certificate, Series 2009-8R, Class 5A1 (a)(b)	6.10	5/26/37	1,624
360	CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	351
1,310	Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2 (a)(b)	5.15	6/26/35	1,151
1,055	First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2 (a)	5.47	1/25/37	758
1,220	First Horizon Mortgage Pass-Through Trust, Series 2007-AR1, Class 1A1 (a)	5.83	5/25/37	858
460	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4	5.54	12/10/49	373
759	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1 (a)	5.45	11/19/35	632
800	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB	4.62	8/10/42	812
1,335	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	5.44	3/10/39	1,180
1,890	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AAB (a)	6.00	8/10/45	1,810
966	GS Mortgage Securities Corp., Series 2008-2R, Class 1A1 (a)(b)	7.50	9/25/36	864
1,019	GS Mortgage Securities Corp., Series 2008-2R, Class 2A1 (a)(b)	7.50	10/25/36	931
857	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1 (a)(b)	5.25	7/25/35	784
1,497	Indymac Inda Mortgage Loan Trust, Series 2007-AR3, Class 1A1 (a)	5.80	6/25/37	1,066
1,405	Jefferies & Co., Series 2009-R9, Class 1A1 (a)(b)	5.84	8/26/46	1,280
1,120	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-CB19, Class ASB (a)	5.91	2/12/49	1,083
1,580	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-CB20, Class A4	5.79	8/12/17	1,378
1,930	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class ASB (a)	6.01	6/15/49	1,871

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$312	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD12, Class A4 (a)	5.88	2/15/51	$270
794	JPMorgan Mortgage Trust, Series 2006-A5, Class 2A1 (a)	5.81	8/25/36	562
1,925	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A2 (a)	5.77	1/25/37	1,426
571	JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1 (a)	5.38	6/25/37	358
1,115	JPMorgan Re-Remic, Series 2009-7, Class 13A1 (a)(b)	5.99	6/27/37	1,061
2,004	JPMorgan Re-Remic, Series 2009-7, Class 5A1 (b)	6.00	2/27/37	1,882
1,547	JPMorgan Re-Remic, Series 2009-8, Class A1 (a)(b)	5.77	4/20/36	1,408
1,219	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1 (a)	3.09	12/21/34	476
136	Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	129
371	Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	344
111	Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	98
290	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	272
1,052	Residential Funding Mortgage Securities, Inc., Series 2004-S9, Class 1A6	5.50	12/25/34	1,023
1,158	Sequoia Mortgage Trust, Series 2007-1, Class 2A1 (a)	5.75	2/20/47	863
1,350	Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4 (a)	5.25	12/25/35	441
630	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AP8 (a)	5.09	7/15/42	638
230	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.31	11/15/48	216
1,335	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB (a)	5.93	6/15/49	1,268
747	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR14, Class 1A1 (a)	5.05	12/25/35	683
2,326	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1 (a)	5.28	1/25/37	1,709
390	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1 (a)	5.57	12/25/36	260
1,294	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 3A3 (a)	5.79	3/25/37	851
774	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	5.33	3/25/37	616
1,870	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6	5.61	7/25/36	1,429
503	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A9	6.00	9/25/37	196
474	Wells Fargo Mortgage Backed Securities Trust, Series 2008-1R, Class A1 (b)	5.32	6/26/35	394

	Total Collateralized Mortgage Obligations			74,417

	U.S. Government Agency Mortgages — 29.29%
1,505	Fannie Mae, 25 YR TBA	5.00	1/13/40	1,544
9,100	Fannie Mae, 25 YR TBA	6.00	1/13/40	9,636
3,120	Fannie Mae, 25 YR TBA	6.50	1/13/40	3,341
1,865	Fannie Mae, Pool #190340	5.00	9/1/33	1,922
2,429	Fannie Mae, Pool #190346	5.50	12/1/33	2,545
720	Fannie Mae, Pool #190354	5.50	12/1/34	754
3,141	Fannie Mae, Pool #190367	5.50	1/1/36	3,291
1,430	Fannie Mae, Pool #255321	5.50	7/1/24	1,513
476	Fannie Mae, Pool #255493	5.50	11/1/24	503
328	Fannie Mae, Pool #255550	5.50	12/1/24	347
622	Fannie Mae, Pool #256116	6.00	2/1/26	665
1,628	Fannie Mae, Pool #257238	5.00	6/1/28	1,685
1,212	Fannie Mae, Pool #555531	5.50	6/1/33	1,274
1,166	Fannie Mae, Pool #555591	5.50	7/1/33	1,221
380	Fannie Mae, Pool #672512	5.50	12/1/32	398
1,236	Fannie Mae, Pool #725222	5.50	2/1/34	1,299
285	Fannie Mae, Pool #725231	5.00	2/1/34	294
1,219	Fannie Mae, Pool #725419	4.50	10/1/33	1,218
787	Fannie Mae, Pool #725424	5.50	4/1/34	825
665	Fannie Mae, Pool #725425	5.50	4/1/34	696
216	Fannie Mae, Pool #725456	5.00	5/1/34	222
700	Fannie Mae, Pool #727098	5.00	8/1/33	722

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$886	Fannie Mae, Pool #728720	5.00	7/1/33	$913
921	Fannie Mae, Pool #735230	5.00	8/1/20	968
147	Fannie Mae, Pool #735230	5.50	2/1/35	154
298	Fannie Mae, Pool #741897	5.00	10/1/33	307
363	Fannie Mae, Pool #744131	6.50	12/1/24	389
1,278	Fannie Mae, Pool #745096	5.50	11/1/34	1,343
2,467	Fannie Mae, Pool #745418	5.50	4/1/36	2,592
3,063	Fannie Mae, Pool #745516	5.50	5/1/36	3,209
837	Fannie Mae, Pool #745518	5.50	1/1/20	891
3,068	Fannie Mae, Pool #848838	5.50	1/1/36	3,215
3,037	Fannie Mae, Pool #868691	6.00	4/1/36	3,225
718	Fannie Mae, Pool #888105	5.00	8/1/20	757
524	Fannie Mae, Pool #888283	5.00	8/1/34	540
2,318	Fannie Mae, Pool #888416	5.00	9/1/35	2,389
1,471	Fannie Mae, Pool #888657	5.50	2/1/35	1,546
2,472	Fannie Mae, Pool #889139	5.50	3/1/37	2,596
2,478	Fannie Mae, Pool #889307	5.00	7/1/37	2,553
767	Fannie Mae, Pool #889579	6.00	5/1/38	813
1,795	Fannie Mae, Pool #890006	5.50	9/1/36	1,889
222	Fannie Mae, Pool #919157	6.50	4/1/37	238
1,651	Fannie Mae, Pool #930768	4.00	3/1/29	1,619
1,026	Fannie Mae, Pool #943456	6.00	8/1/37	1,089
666	Fannie Mae, Pool #995879	6.00	4/1/39	707
2,190	Fannie Mae, Series 2003-86, Class OE	5.00	3/25/32	2,281
1,495	Fannie Mae, Series 2005-101, Class ND	5.00	6/25/34	1,541
2,276	Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,336
1,150	Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,179
455	Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	467
1,938	Fannie Mae, Series 2005-44, Class PE	5.00	7/25/33	1,986
1,995	Fannie Mae, Series 2005-51, Class ND	5.50	11/25/33	2,093
2,100	Fannie Mae, Series 2005-86, Class WD	5.00	3/25/34	2,160
880	Fannie Mae, Series 2006-45, Class NW	5.50	1/25/35	915
1,860	Fannie Mae, Series 2007-116, Class PB	5.50	8/25/35	1,937
665	Fannie Mae, Series 2007-77, Class TC	5.50	9/25/34	698
1,340	Fannie Mae, Series 2008-68, Class VB	6.00	3/25/27	1,431
3,060	Fannie Mae, Series 2009-86, Class PC	5.00	3/25/37	3,122
36	Freddie Mac, Gold Pool #A15401	6.50	11/1/33	39
1,130	Freddie Mac, Gold Pool #G30290	6.50	3/1/26	1,229
359	Freddie Mac, Pool #A71059	7.00	1/1/38	392
1,162	Freddie Mac, Pool #A71283	6.50	1/1/38	1,245
1,039	Freddie Mac, Pool #E99582	5.00	9/1/18	1,095
1,004	Freddie Mac, Pool #G04701	6.00	1/1/38	1,068
495	Freddie Mac, Series 2533, Class PE	5.50	12/15/21	517
1,145	Freddie Mac, Series 2628, Class QM	4.50	11/15/31	1,177
880	Freddie Mac, Series 2694, Class QH	4.50	3/15/32	899
1,460	Freddie Mac, Series 2709, Class PE	5.00	12/15/22	1,545
1,192	Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,234
950	Freddie Mac, Series 2751, Class NE	5.00	6/15/32	983
1,390	Freddie Mac, Series 2774, Class PD	5.00	8/15/32	1,432
1,355	Freddie Mac, Series 2775, Class ME	5.00	12/15/32	1,399
1,255	Freddie Mac, Series 2780, Class LE	5.00	11/15/32	1,296

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,545	Freddie Mac, Series 2864, Class NB (a)	5.50	7/15/33	$1,617
1,700	Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,760
250	Freddie Mac, Series 2869, Class BG	5.00	7/15/33	257
715	Freddie Mac, Series 2874, Class LD	5.00	8/15/33	736
1,186	Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,220
1,605	Freddie Mac, Series 2931, Class JE	5.00	3/15/33	1,647
2,290	Freddie Mac, Series 3017, Class MK	5.00	12/15/34	2,364
1,915	Freddie Mac, Series 3026, Class GE	5.50	6/15/34	2,014
1,610	Freddie Mac, Series 3036, Class ND	5.00	5/15/34	1,655
1,005	Freddie Mac, Series 3162, Class OD	6.00	6/15/35	1,064
770	Freddie Mac, Series 3242, Class QB	5.50	1/15/34	810
1,680	Freddie Mac, Series 3476, Class VB	5.50	2/15/27	1,775
816	Government National Mortgage Association, Pool #616571	6.50	8/20/34	872

	Total U.S. Government Agency Mortgages			125,344

	Convertible Corporate Bonds — 1.10%
1,055	Amgen, Inc., Callable 1/4/10 @ 77.26	1.34	3/1/32	791
915	Boston Properties, Inc., Callable 2/20/12 @ 100.00	2.88	2/15/37	898
1,100	ERP Operating LP, Callable 8/18/11 @ 100.00	3.85	8/15/26	1,089
1,884	National City Corp.	4.00	2/1/11	1,919

	Total Convertible Corporate Bonds			4,697

	Corporate Bonds — 22.53%
380	21st Century Insurance (Insurance)	5.90	12/15/13	374
1,250	AgriBank, FCB, Series AI (Banking)	9.13	7/15/19	1,374
1,045	Airgas, Inc. (Oil & Gas) Callable 10/1/13 @ 103.56(b)	7.13	10/1/18	1,089
1,350	Ameren Corp. (Electric – Integrated)	8.88	5/15/14	1,516
1,485	American Honda Finance Corp. (Diversified Financial Services) (b)	7.63	10/1/18	1,698
385	Andina De Fomento Corp. (Multi-National)	5.75	1/12/17	392
145	Andina De Fomento Corp. (Multi-National)	6.88	3/15/12	155
1,250	ANZ National International Ltd. (Banking) (b)	6.20	7/19/13	1,346
1,275	Bank of America Corp. (Banking)	5.75	12/1/17	1,306
1,315	Bank of America Corp. (Banking)	6.50	8/1/16	1,414
340	BellSouth Capital Funding Corp. (Telecom – Integrated/Svcs)	7.88	2/15/30	386
1,222	Blackstone Holdings Finance Co. LLC (Diversified Financial Services) (b)	6.63	8/15/19	1,196
920	Centurytel, Inc., Series P (Telecom – Integrated/Svcs)	7.60	9/15/39	943
895	Chevron Phillips Chemical Co. LLC (Chemicals) (b)	7.00	6/15/14	985
1,305	Cisco Systems, Inc. (Telecommunications)	4.45	1/15/20	1,280
1,062	Citigroup, Inc. (Banking)	6.01	1/15/15	1,084
2,030	Citigroup, Inc. (Banking)	6.50	8/19/13	2,161
1,711	Citigroup, Inc. (Banking)	8.13	7/15/39	1,931
1,326	Citigroup, Inc. (Banking)	8.50	5/22/19	1,531
500	Comcast Cable Communications Holdings, Inc. (Media)	9.46	11/15/22	643
55	Comcast Corp. (Media)	6.50	1/15/17	61
1,545	ConocoPhillips (Oil, Gas and Consumable Fuels)	6.00	1/15/20	1,712
655	Constellation Energy Group, Inc. (Electric)	7.60	4/1/32	711
2,458	CVS Caremark Corp. (Retail)	6.30	6/1/37	2,120
815	CVS Caremark Corp. (Retail)	6.60	3/15/19	892
1,445	Dominion Resources, Inc. (Electric)	6.30	9/30/66	1,272
400	ERAC USA Finance Co. (Commercial Services) (b)	5.80	10/15/12	419
895	ERAC USA Finance Co. (Commercial Services) (b)	7.00	10/15/37	876
890	ERAC USA Finance Co. (Commercial Services) (b)	8.00	1/15/11	933

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,125	Exelon Generation Co. LLC (Electric)	6.25	10/1/39	$1,146
690	Farmers Exchange Capital (Diversified Financial Services) (b)	7.20	7/15/48	567
500	FBL Financial Group, Inc. (Insurance)	5.88	3/15/17	369
820	Firstenergy Solutions Corp. (Electric – Integrated)	6.80	8/15/39	828
930	FPL Group Capital, Inc. (Electric)	6.35	10/1/66	860
1,065	General Electric Capital Corp., Series A (Diversified Financial Services)	3.75	11/14/14	1,063
135	Goldman Sachs Group, Inc. (Banking)	5.95	1/15/27	130
840	Goldman Sachs Group, Inc. (Banking)	6.25	9/1/17	901
1,133	Halliburton Co. (Oil – Field Services)	6.15	9/15/19	1,265
560	JPMorgan Chase & Co. (Banking)	5.13	9/15/14	591
820	Kinder Morgan Energy Partners LP (Pipelines)	6.50	9/1/39	826
495	Kinder Morgan Energy Partners LP (Pipelines)	6.85	2/15/20	549
395	Kroger Co. (Food)	7.00	5/1/18	442
870	Mass Mutual Life Insurance Co. (Insurance) (b)	8.88	6/1/39	1,067
280	Merrill Lynch & Co. (Diversified Financial Services)	5.45	7/15/14	293
300	Merrill Lynch & Co. (Diversified Financial Services)	6.22	9/15/26	287
730	Merrill Lynch & Co., Series C, MTN (Diversified Financial Services)	5.45	2/5/13	768
1,165	Merrill Lynch & Co., Series D, MTN (Diversified Financial Services)	6.88	4/25/18	1,255
1,200	MetLife Global Funding I (Insurance) (b)	2.88	9/17/12	1,209
780	MetLife Global Funding I (Insurance) (b)	5.13	4/10/13	826
680	MMG Fiduciary (AES el Salvador) (Electric) (b)	6.75	2/1/16	604
1,400	Morgan Stanley (Banking)	5.05	1/21/11	1,452
1,325	Morgan Stanley, Series D, MTN (Banking)	6.00	4/28/15	1,411
1,210	Mosaic Co. (Chemicals) Callable 12/1/11 @ 103.81(b)	7.63	12/1/16	1,323
395	National Australia Bank (Banking) (b)	5.35	6/12/13	425
350	National Rural Utilities Cooperative Finance Corp., Series C, MTN (Diversified Financial Services)	7.25	3/1/12	385
1,090	Nationwide Mutual Insurance Co. (Insurance) (b)	9.38	8/15/39	1,151
1,170	News America, Inc. (Media) (b)	6.90	8/15/39	1,276
950	Nucor Corp. (Steel)	6.40	12/1/37	1,020
630	Old Dominion Electric Cooperative, Series A (Electric)	6.25	6/1/11	664
830	Oracle Corp. (Software)	6.13	7/8/39	872
925	Pacific Life Insurance Co. (Insurance) (b)	9.25	6/15/39	1,068
90	Pfizer, Inc. (Pharmaceuticals)	7.20	3/15/39	110
1,145	PP&L Capital Funding, Inc., Series A (Electric)	6.70	3/30/67	990
935	Quest Dignostic, Inc. (Health Care Providers & Services)	5.75	1/30/40	907
700	Raymond James Financial, Inc. (Diversified Financial Services)	8.60	8/15/19	757
1,882	Reinsurance Group of America, Inc. (Insurance)	6.45	11/15/19	1,876
1,165	Rio Tinto Finance USA Ltd. (Mining)	5.88	7/15/13	1,257
950	Rio Tinto Finance USA Ltd. (Mining)	6.50	7/15/18	1,044
1,785	Roche Holdings, Inc. (Health Care) (b)	4.50	3/1/12	1,875
1,845	Roche Holdings, Inc. (Health Care) (b)	6.00	3/1/19	2,027
1,620	Rochester Gas & Electric Corp., Series TT (Electric)	6.95	4/1/11	1,724
400	Rohm & Haas Co. (Chemicals)	6.00	9/15/17	413
1,180	Sherwin-Williams Co. (Chemicals)	3.13	12/15/14	1,165
745	The Boeing Co. (Aerospace/Defense)	3.50	2/15/15	747
1,640	The Dow Chemical Co. (Chemicals)	5.90	2/15/15	1,762
555	Time Warner Cable, Inc. (Media)	6.75	7/1/18	610
100	Time Warner Cable, Inc. (Media)	6.75	6/15/39	105
330	Time Warner Cable, Inc. (Media)	7.50	4/1/14	380
1,140	Time Warner Cable, Inc. (Media)	8.25	4/1/19	1,358

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$720	Time Warner Cos., Inc. (Media)	6.95	1/15/28	$775
490	Time Warner Entertainment Co. LP (Media)	10.15	5/1/12	564
710	Time Warner, Inc. (Media)	7.63	4/15/31	825
740	Trans-Canadian Pipelines (Pipelines)	6.35	5/15/67	694
365	Trans-Canadian Pipelines (Pipelines)	6.50	8/15/18	407
370	United Dominion Realty Trust, Series E (Real Estate Investment Trusts)	3.90	3/15/10	370
780	Verizon Communications, Inc. (Telecommunications)	8.75	11/1/18	974
1,360	Verizon Wireless Capital LLC (Telecommunications)	5.55	2/1/14	1,476
180	Viacom Inc. (Media)	6.25	4/30/16	196
1,000	Viacom, Inc. (Media)	5.63	9/15/19	1,044
235	Viacom, Inc. (Media)	6.13	10/5/17	254
250	Viacom, Inc. (Media)	6.75	10/5/37	258
240	Viacom, Inc. (Media)	6.88	4/30/36	260
912	W.R. Berkley Corp. (Insurance)	7.38	9/15/19	955
1,630	Wachovia Corp., Series G, MTN (Banking)	5.50	5/1/13	1,732
1,085	WEA Finance LLC/WT Finance Australia (Diversified Financial Services) (b)	6.75	9/2/19	1,165
1,030	Wells Fargo & Co. (Banking)	4.38	1/31/13	1,070
1,109	Wells Fargo & Co., Series I, MTN (Banking)	3.75	10/1/14	1,106
1,130	Wisconsin Energy Corp. (Electric)	6.25	5/15/67	1,006
1,570	WPS Resources Corp. (Electric)	6.11	12/1/66	1,311
860	Xerox Corp. (Office/Business Equipment)	5.63	12/15/19	859
310	Xerox Corp. (Office/Business Equipment)	6.40	3/15/16	330
987	Xstrata Finance Canada (Investment Companies) (b)	6.90	11/15/37	1,007

	Total Corporate Bonds			96,438

	Asset Backed Securities — 0.57%
1,019	AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4	5.02	11/6/12	1,040
690	AmeriCredit Automobile Receivables Trust, Series 2008-AF, Class A3	5.68	12/12/12	711
33	Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	31
23	Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	24
600	Household Automotive Trust, Series 2006-1, Class A4	5.52	3/18/13	618

	Total Asset Backed Securities			2,424

	Taxable Municipal Bonds — 2.56%
1,310	Bay Area Toll Authority California Bridge Revenue	6.26	4/1/49	1,251
430	Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	426
955	Chicago Illinois Metropolitan Water Reclamation District-Greater Chicago, (GO)	5.72	12/1/38	954
1,165	Escondido California JT Powers Funding Authority Lease Revenue, Series B (FGIC)	5.53	9/1/18	1,137
1,150	Glendale Municipal Property Corporation Excise Tax Revenue, Series B (FSA)	6.08	7/1/25	1,137
775	Harrison New Jersey (FGIC)	5.50	5/1/22	671
70	Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	64
785	Metropolitan Transportation Authority Revenue	7.34	11/15/39	875
795	Missouri State Development Finance Board, Infrastructure Facilities Revenue, Series C	6.10	4/1/23	768
1,475	Missouri State Highways & Transit Commission State Road Revenue	5.45	5/1/33	1,410
1,335	Port Authority of New York & New Jersey, (RB)	6.04	12/1/29	1,334
925	Utah Transit Authority Sales Tax Revenue, Series B	5.94	6/15/39	931

	Total Taxable Municipal Bonds			10,958

	U.S. Treasury Obligations — 19.13%
1,879	U.S. Treasury Bond	4.25	5/15/39	1,763
5,660	U.S. Treasury Bond	5.25	2/15/29	6,133
9,155	U.S. Treasury Note	1.00	12/31/11	9,129

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (concluded) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$15,215	U.S. Treasury Note	1.13	12/15/12	$14,971
9,875	U.S. Treasury Note	2.63	12/31/14	9,847
27,300	U.S. Treasury Note	3.25	12/31/16	27,069
13,451	U.S. Treasury Note	3.38	11/15/19	12,938

	Total U.S. Treasury Obligations			81,850

	Yankee Dollars — 6.04%
925	Andina de Fomento Corp. (Multi-National)	8.13	6/4/19	1,069
1,165	ArcelorMittal (Steel)	7.00	10/15/39	1,227
1,600	Barclays Bank PLC (Banking)	2.25	1/23/13	1,598
1,000	Barclays Bank PLC (Banking)	5.20	7/10/14	1,060
491	Barclays Bank PLC (Banking)	6.75	5/22/19	548
2,600	Barclays Bank PLC, Series 1 (Banking)	5.00	9/22/16	2,656
1,295	Barrick Australia Finance (Mining)	5.95	10/15/39	1,264
1,120	BP Capital Markets PLC (Diversified Financial Services)	3.88	3/10/15	1,151
1,065	Coca-Cola Amatil Ltd. (Beverages) (b)	3.25	11/2/14	1,051
1,564	Commonwealth Bank of Australia (Banking) (b)	3.75	10/15/14	1,568
1,045	Hutchison Whampoa International Ltd. (Diversified Holding Companies) (b)	5.75	9/11/19	1,059
940	Korea Electric Power Corp. (Electric) (b)	5.50	7/21/14	995
1,565	Korea Gas Corp. (Gas – Distribution) (b)	6.00	7/15/14	1,694
1,200	Nordea Bank AB (Banking) (b)	3.70	11/13/14	1,198
1,060	Petronas Global Sukuk Ltd. (Gas Utilities) (b)	4.25	8/12/14	1,062
1,300	Rabobank Nederland NV (Banking) (b)	2.65	8/17/12	1,315
1,145	Shell International Finance BV (Oil & Gas)	4.30	9/22/19	1,131
335	Talisman Energy, Inc. (Oil Comp-Exploration)	6.25	2/1/38	335
550	Telecom Italia Capital SA (Telecommunications)	5.25	10/1/15	575
820	Telecom Italia Capital SA (Telecommunications)	7.18	6/18/19	914
830	Vodafone Group PLC (Telecommunications)	5.45	6/10/19	860
1,538	Westpac Banking Corp. (Banking)	4.88	11/19/19	1,518

	Total Yankee Dollars			25,848

	Time Deposits — 4.62%
19,794	State Street Liquidity Management Control System Time Deposit	0.01	1/4/10	19,794

	Total Time Deposits			19,794

	Total Investments (cost $439,975) — 103.23%			441,770
	Liabilities in excess of other assets — (3.23)%			(13,808)

	Net Assets — 100.00%			$427,962

(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2009.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assurance, Inc.

GO — General Obligation

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

RB — Revenue Bond

TBA — Security is subject to delayed delivery

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 11.71%
$286	American Home Mortgage Assets, Series 2006-6, Class A1A (a)	0.42	12/25/46	$139
426	American Home Mortgage Investment Trust, Series 2005-1, Class 6A (a)	5.29	6/25/45	290
840	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	868
1,385	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,451
1,300	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4 (a)	5.14	11/10/42	1,328
230	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	229
307	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	290
1,495	Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,553
2,116	BCAP LLC Trust, Series 2009-RR10, Class 16A1 (b)(c)	5.61	3/26/36	1,993
518	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1 (a)	5.46	11/25/34	432
229	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1 (a)	5.41	2/25/47	149
1,067	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7, Class A2	4.95	2/11/41	1,072
360	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	360
1,459	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 (a)	6.30	12/10/49	1,310
360	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 (a)	5.89	11/15/44	312
1,599	CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1	6.00	10/25/37	1,078
575	Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	578
1,945	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4 (a)	6.01	12/10/49	1,764
264	Countrywide Alternative Loan Trust, Series 2006-0A10, Class 1A1 (a)	1.59	8/25/46	137
471	Countrywide Alternative Loan Trust, Series 2006-0A19, Class A1 (a)	0.42	2/20/47	220
781	Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1 (a)	0.43	3/20/47	419
1,099	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	967
299	Countrywide Home Loans, Series 2006-0A5, Class 2A1 (a)	0.43	4/25/46	145
846	Countrywide Home Loans, Series 2007-16, Class A1	6.50	10/25/37	686
328	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1	6.00	10/25/21	219
1,830	CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3	6.13	4/15/37	1,926
1,660	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.94	5/15/38	1,634
171	Deutsche Bank Alt Securities Inc., Series 2006-0A1, Class A1 (a)	0.43	2/25/47	91
1,478	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	1,532
845	Freddie Mac Multifamily Structured Pass Through Certificates, Series K003, Class A3	4.32	12/25/15	872
474	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	481
2,110	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4	4.80	8/10/42	2,036
985	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	997
936	GSR Mortgage Loan Trust, Series 2004-9, Class 4A1 (a)	3.31	8/25/34	877
766	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1 (a)	5.24	11/25/35	635
331	GSR Mortgage Loan Trust, Series 2006-0A1, Class 2A1 (a)	0.42	8/25/46	238
501	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A (a)	0.45	11/19/36	294
673	Homebanc Mortgage Trust, Series 2005-4, Class A1 (a)	0.50	10/25/35	455
1,479	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	1,521
241	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A (b)	4.16	1/12/39	230
220	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4	5.40	5/15/45	204
168	JPMorgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	168
167	JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2	5.88	7/25/36	144
114	JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2	5.50	3/25/22	95
—	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	—
398	LB – UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	404
1,573	LB – UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,637
865	LB – UBS Commercial Mortgage Trust, Series 2007-C1, Class A4	5.42	2/15/40	716
416	Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	363
348	Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	343

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$455	Morgan Stanley Capital I, Series 2006-IQ11, Class A2 (a)	5.69	10/15/42	$464
245	Morgan Stanley Capital I, Series 2007-HQ12, Class A2 (a)	5.81	4/12/49	247
1,454	Prudential Mortgage Capital Funding LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,509
1,755	Station Place Securitization Trust, Series 2009-1, Class A (b)	1.74	11/30/50	1,746
429	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1 (a)	0.55	10/25/35	258
875	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	879
850	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4 (a)	5.44	12/15/44	830
820	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.86	10/15/48	759
508	WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A4 (a)	4.91	8/25/35	429
358	WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A (a)	1.40	5/25/47	198
610	WaMu Mortgage Pass-Through Certificates, Series 2007-0A5, Class 1A (a)	1.38	6/25/47	338
458	Wells Fargo Mortgage Backed Securities, Series 2006-AR12, Class 2A1 (a)	6.10	9/25/36	383

	Total Collateralized Mortgage Obligations			43,922

	U.S. Government Agency Mortgages — 30.12%
86	Fannie Mae STRIP, Series 317, Class 1, PO	3.18	12/1/31	73
8,900	Fannie Mae, 10 YR TBA	5.50	1/19/25	9,412
3,600	Fannie Mae, 13 YR TBA	4.00	1/1/21	3,621
351	Fannie Mae, 27 YR TBA	6.00	12/14/39	372
28,200	Fannie Mae, 29 YR TBA	4.50	1/13/40	28,147
3,600	Fannie Mae, 30 YR TBA	4.00	1/13/40	3,475
2,400	Fannie Mae, 30 YR TBA	5.00	1/13/40	2,463
3,200	Fannie Mae, 30 YR TBA	6.50	1/13/40	3,427
16	Fannie Mae, Pool #124836	10.00	5/1/22	17
4	Fannie Mae, Pool #124911	10.00	3/1/16	4
5	Fannie Mae, Pool #190535	11.00	1/1/16	5
24	Fannie Mae, Pool #303406	10.00	2/1/25	27
2	Fannie Mae, Pool #313033	10.00	7/1/17	3
6	Fannie Mae, Pool #313328	10.00	7/1/18	7
2	Fannie Mae, Pool #359461	10.50	12/1/17	3
36	Fannie Mae, Pool #378141	10.00	4/1/19	41
20	Fannie Mae, Pool #397120	10.00	5/1/21	22
2	Fannie Mae, Pool #50163	10.50	11/1/18	2
1,687	Fannie Mae, Pool #735912	5.50	10/1/35	1,772
2,572	Fannie Mae, Pool #735925	5.00	10/1/35	2,646
2,749	Fannie Mae, Pool #745209	5.50	9/1/19	2,927
6,434	Fannie Mae, Pool #745355	5.00	3/1/36	6,615
1,805	Fannie Mae, Pool #745412	5.50	12/1/35	1,897
1,417	Fannie Mae, Pool #819432 (a)	4.60	3/1/35	1,463
6,184	Fannie Mae, Pool #889273	5.50	4/1/38	6,480
313	Fannie Mae, Pool #889990	5.50	9/1/38	330
1,588	Fannie Mae, Pool #970644	5.50	11/1/38	1,664
3,505	Fannie Mae, Pool #991004	5.50	10/1/38	3,673
3,513	Fannie Mae, Pool #995024	5.50	8/1/37	3,692
3,076	Fannie Mae, Pool #995320	4.50	12/1/20	3,167
146	Fannie Mae, Pool #995960	5.00	12/1/23	153
2,311	Fannie Mae, Series 2009-70, Class NT	4.00	8/25/19	2,377
5	Freddie Mac, Gold Pool #C01104	8.00	12/1/30	5
15	Freddie Mac, Gold Pool #C41019	8.00	8/1/30	17
22	Freddie Mac, Gold Pool #C41513	8.00	8/1/30	26
5	Freddie Mac, Gold Pool #C41563	8.00	8/1/30	6

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$13	Freddie Mac, Gold Pool #C50601	8.00	4/1/31	$15
24	Freddie Mac, Gold Pool #D11089	9.50	10/1/17	26
2	Freddie Mac, Gold Pool #G01135	8.00	9/1/30	3
157	Freddie Mac, Gold Pool #M80813	4.00	4/1/10	161
33	Freddie Mac, Pool #170199	9.50	10/1/16	37
1,407	Freddie Mac, Pool #1G2511 (a)	5.39	5/1/36	1,472
1,130	Freddie Mac, Pool #1J1882 (a)	5.63	10/1/38	1,194
1	Freddie Mac, Pool #360019	10.50	12/1/17	1
1	Freddie Mac, Pool #555285	10.00	4/1/16	1
388	Freddie Mac, Pool #G03376	6.00	6/1/37	412
6,581	Freddie Mac, Pool #G03732	6.00	1/1/38	6,990
3,512	Freddie Mac, Pool #G04905	5.50	11/1/38	3,683
2,141	Freddie Mac, Pool #G12868	5.00	11/1/22	2,242
1,500	Government National Mortgage Association, 24 YR TBA	6.50	1/1/37	1,595
1,400	Government National Mortgage Association, 27 YR TBA	5.50	1/15/37	1,466
600	Government National Mortgage Association, 27 YR TBA	5.50	1/21/39	629
147	Government National Mortgage Association, 27 YR TBA	5.50	12/21/39	154
100	Government National Mortgage Association, 27 YR TBA	6.00	1/15/37	106
5	Government National Mortgage Association, Pool #112784	12.00	2/15/14	5
—	Government National Mortgage Association, Pool #42444	11.00	9/15/10	—
2	Government National Mortgage Association, Pool #42710	11.00	9/15/10	2
1	Government National Mortgage Association, Pool #43080	11.00	8/15/10	1
4	Government National Mortgage Association, Pool #45290	11.00	12/15/10	4
8	Government National Mortgage Association, Pool #488233	6.00	4/15/29	8
4	Government National Mortgage Association, Pool #497630	6.00	2/15/29	4
6	Government National Mortgage Association, Pool #58625	12.00	11/15/12	7
10	Government National Mortgage Association, Pool #780315	9.50	12/15/17	11
6	Government National Mortgage Association, Pool #780384	11.00	12/15/17	6
25	Government National Mortgage Association, Pool #780554	10.00	5/15/19	28
5	Government National Mortgage Association, Pool #780609	9.50	9/15/22	6
1,755	Government National Mortgage Association, Pool #781594	6.50	1/15/33	1,897
517	Government National Mortgage Association, Pool #781735	6.50	1/15/34	556
5	Government National Mortgage Association, Pool #80094 (a)	3.63	7/20/27	5
9	Government National Mortgage Association, Pool #80114 (a)	3.63	9/20/27	9
16	Government National Mortgage Association, Pool #80123 (a)	4.13	10/20/27	17
12	Government National Mortgage Association, Pool #80137 (a)	4.13	11/20/27	12
3	Government National Mortgage Association, Pool #80145 (a)	4.13	12/20/27	3
6	Government National Mortgage Association, Pool #80156 (a)	4.38	1/20/28	6
16	Government National Mortgage Association, Pool #8585 (a)	4.38	1/20/25	16
41	Government National Mortgage Association, Pool #8595 (a)	4.38	2/20/25	43
13	Government National Mortgage Association, Pool #8611 (a)	4.38	3/20/25	13
21	Government National Mortgage Association, Pool #8621 (a)	4.38	4/20/25	22
42	Government National Mortgage Association, Pool #8631 (a)	4.38	5/20/25	43
13	Government National Mortgage Association, Pool #8644 (a)	4.38	6/20/25	14
11	Government National Mortgage Association, Pool #8664 (a)	3.63	7/20/25	11

	Total U.S. Government Agency Mortgages			112,967

	U.S. Government Agency Securities — 2.93%
3,375	Federal Home Loan Bank	5.38	5/15/19	3,613
1,485	Federal Home Loan Bank	5.63	6/13/16	1,497
5,530	Freddie Mac	1.13	12/15/11	5,512

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$231	Small Business Administration	4.50	2/10/14	$239
110	Small Business Administration	4.52	2/10/13	114

	Total U.S. Government Agency Securities			10,975

	Corporate Bonds — 23.59%
3,525	Anheuser-Busch InBev Worldwide, Inc. (Beverages) (b)	3.00	10/15/12	3,541
1,275	AT&T, Inc. (Telecommunications)	6.50	9/1/37	1,322
350	AT&T, Inc. (Telecommunications)	6.55	2/15/39	369
110	Bank of America Corp. (Banking)	5.75	12/1/17	113
65	Bear Stearns Co., Inc. (Brokerage Services)	6.95	8/10/12	73
150	Belvoir Land LLC (Special Purpose) (b)	5.27	12/15/47	103
1,265	BP Capital Markets PLC (Diversified Financial Services)	3.13	3/10/12	1,303
60	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.88	8/1/97	65
325	Canadian Natural Resources Ltd. (Oil Comp-Exploration)	6.50	2/15/37	345
1,165	CareFusion Corp. (Medical Products) (b)	5.13	8/1/14	1,225
250	Carolina Power & Light (Electric Utilities)	6.13	9/15/33	262
280	CenterPoint Energy Resources Corp., Series B (Gas – Distribution)	7.88	4/1/13	315
1,545	Chevron Corp. (Oil, Gas & Consumable Fuels)	3.45	3/3/12	1,606
575	Chubb Corp. (Insurance)	6.38	3/29/67	535
1,375	Cisco Systems, Inc. (Communications Equipment)	4.45	1/15/20	1,349
2,300	Citibank NA (Banking)	1.75	12/28/12	2,280
3,215	Citigroup Funding, Inc. (Banking)	1.38	5/5/11	3,236
1,485	Comcast Cable Communications Holdings (Media)	8.38	3/15/13	1,712
150	Comcast Corp. (Media)	6.50	11/15/35	155
230	Comcast Corp. (Media)	6.95	8/15/37	251
75	Comcast Corp. (Media)	7.05	3/15/33	82
1,485	ConocoPhillips (Oil & Gas)	4.60	1/15/15	1,577
25	Consolidated Natural Gas, Series A (Gas – Distribution)	5.00	3/1/14	26
125	Consolidated Natural Gas, Series C (Gas – Distribution)	6.25	11/1/11	135
2,725	Cornell University (Commercial Services)	4.35	2/1/14	2,854
625	Cox Communications, Inc. (Telecommunications) (b)	8.38	3/1/39	778
1,080	Credit Suisse Guernsey (Finance – Brokers) Callable 5/15/17 @ 100.00	5.86	12/31/49	940
600	EDP Finance BV (Electric Utilities) (b)	6.00	2/2/18	641
825	Eksportfinans A/S (Banking)	5.50	6/26/17	874
495	Eli Lilly & Co. (Pharmaceuticals)	3.55	3/6/12	515
450	Enterprise Products Operation (Oil & Gas)	6.13	10/15/39	435
200	Florida Power & Light Co. (Electric Utilities)	4.95	6/1/35	183
400	Florida Power & Light Co. (Electric Utilities)	5.95	2/1/38	420
225	Florida Power Corp. (Electric Utilities)	6.40	6/15/38	246
2,665	General Electric Capital Corp. (Diversified Financial Services)	1.80	3/11/11	2,695
2,750	General Electric Capital Corp. (Diversified Financial Services)	2.13	12/21/12	2,753
2,055	General Electric Capital Corp. (Diversified Financial Services)	5.00	11/15/11	2,171
445	General Electric Capital Corp. (Diversified Financial Services)	6.38	11/15/67	386
1,800	General Electric Capital Corp., Series G, MTN (Diversified Financial Services)	2.00	9/28/12	1,802
1,800	General Electric Capital Corp., Series G, MTN (Diversified Financial Services)	2.25	3/12/12	1,826
625	GlaxoSmithKline Capital, Inc. PLC (Medical Services)	4.85	5/15/13	671
665	Goldman Sachs Capital II (Finance – Brokers) Callable 6/1/12 @ 100.00	5.79	12/29/49	515
960	Goldman Sachs Group, Inc. (Finance – Brokers)	5.25	10/15/13	1,020
50	GTE Corp. (Wireless Telecommunications Services)	6.94	4/15/28	51
1,090	Hewlett-Packard Co. (Computer Equipment)	2.25	5/27/11	1,105
625	International Paper Co. (Paper & Related Products)	7.30	11/15/39	663

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$200	Irwin Land LLC (Special Purpose) (b)	5.03	12/15/25	$169
290	Irwin Land LLC (Special Purpose) (b)	5.30	12/15/35	224
2,275	JPMorgan Chase Bank NA (Banking)	2.20	6/15/12	2,307
1,075	JPMorgan Chase Bank NA (Banking)	6.00	7/5/17	1,139
495	JPMorgan Chase Bank NA (Banking)	6.00	10/1/17	530
1,095	JPMorgan Chase & Co., Series 1 (Banking) Callable 4/30/18 @ 100.00	7.92	4/29/49	1,129
585	JPMorgan Chase Capital XXV (Banking)	6.80	10/1/37	581
350	Kraft Foods, Inc. (Food)	6.13	2/1/18	368
825	Kraft Foods, Inc. (Food)	6.50	8/11/17	895
825	Lehman Brothers Holdings (Brokerage Services) (c)	6.75	12/28/17	—
400	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00	6.05	4/20/67	310
465	Massachusetts Electric Co. (Electric) (b)	5.90	11/15/39	472
108	Massachusetts Mutual Life (Insurance) (b)	7.63	11/15/23	109
1,300	Merck & Co., Inc. (Medical Services)	4.00	6/30/15	1,356
675	MetLife Global Funding I (Insurance) (b)	2.88	9/17/12	680
950	MetLife Global Funding I (Insurance) (b)	5.13	4/10/13	1,006
530	MetLife Global Funding I (Insurance) (b)	5.13	6/10/14	561
880	MetLife, Inc. (Insurance) Callable 12/15/31 @ 100.00	6.40	12/15/36	770
500	MidAmerican Energy Holdings Co. (Electric Utilities)	5.95	5/15/37	501
325	MidAmerican Energy Holdings Co. (Electric Utilities)	6.50	9/15/37	349
2,170	Morgan Stanley (Brokerage Services) (a)	0.53	1/9/12	2,145
2,505	Morgan Stanley (Brokerage Services)	2.25	3/13/12	2,544
1,690	Morgan Stanley (Brokerage Services)	4.20	11/20/14	1,691
805	Morgan Stanley (Brokerage Services)	6.00	5/13/14	866
200	Morgan Stanley (Brokerage Services)	6.75	4/15/11	212
630	Morgan Stanley, Series F, MTN (Banking)	5.63	9/23/19	635
40	New Jersey Bell Telephone (Wireless Telecommunications Services)	7.85	11/15/29	43
210	News America Holdings (Media)	8.15	10/17/36	244
55	News America Holdings (Media)	8.45	8/1/34	62
225	News America Holdings (Media)	8.50	2/23/25	265
110	News America, Inc. (Media)	7.63	11/30/28	118
150	Ohana Military Communities LLC (Special Purpose) (b)	6.19	4/1/49	121
1,850	Oracle Corp. (Software)	3.75	7/8/14	1,909
410	Oracle Corp. (Software)	5.75	4/15/18	443
1,810	Pfizer, Inc. (Pharmaceuticals)	5.35	3/15/15	1,978
450	Philip Morris International, Inc. (Tobacco)	6.88	3/17/14	510
60	Phillips Petroleum Co. (Energy – Exploration & Production)	7.00	3/30/29	66
445	Progressive Corp. (Insurance)	6.70	6/15/37	394
1,170	Prudential Financial Inc., Series D, MTN (Insurance)	4.75	9/17/15	1,186
1,325	Shell International Finance (Oil Comp-Exploration)	4.00	3/21/14	1,383
1,400	SLM Corp. (Diversified Financial Services) (a)	0.44	7/26/10	1,370
200	Southern California Edison Co., Series 2008-A (Electric Utilities)	5.95	2/1/38	210
415	Stanford University (Commercial Services)	4.25	5/1/16	427
—	Structured Asset Receivable Trust, Series 2003-2 (Insurance) (a)	0.68	1/21/11	—
170	TCI Communications, Inc. (Media)	7.88	8/1/13	193
10	TCI Communications, Inc. (Media)	7.88	2/15/26	11
515	Teachers Insurance and Annuity (Insurance) (b)	6.85	12/16/39	532
1,800	Telus Corp. (Telecom – Integrated/Svcs)	8.00	6/1/11	1,949
275	The Allstate Corp. (Insurance)	6.13	5/15/37	239
765	Time Warner Cable, Inc. (Media-Cable)	6.20	7/1/13	840
300	Time Warner, Inc. (Entertainment)	6.63	5/15/29	313

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$115	Time Warner, Inc. (Entertainment)	7.57	2/1/24	$125
600	Travelers Cos., Inc. (Insurance) Callable 3/15/17 @ 100.00	6.25	3/15/37	547
30	Turner Broadcasting Co. (Entertainment)	8.38	7/1/13	34
130	United Parcel Service, Inc. (Transportation Services)	6.20	1/15/38	144
2,765	Verizon Communications, Inc. (Wireless Telecommunications Services)	3.75	5/20/11	2,851
1,500	Verizon Communications, Inc. (Wireless Telecommunications Services)	8.75	11/1/18	1,873
425	Verizon Virginia, Inc. (Wireless Telecommunications Services)	4.63	3/15/13	441
450	Verizon Wireless (Wireless Telecommunications Services)	8.50	11/15/18	558

	Total Corporate Bonds			88,452

	Foreign Bonds — 3.36%
875	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	4/26/24	934
380	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	9/18/33	376
3,510	Bundesrepublic Deutschland, Series 08 (Sovereign)	4.75	7/4/40	5,577
2,100	Emirate of Abu Dhabi (Sovereign) (b)	5.50	8/2/12	2,173
25	EnCana Holdings Financial Corp. (Energy – Exploration & Production)	5.80	5/1/14	27
715	France Telecom (Telecommunications Services)	4.38	7/8/14	747
804	Globaldrive BV, Series 2008-2, Class A (Automobile ABS) (b)	4.00	10/20/16	1,161
95	Nationwide Building Society (Banking) (b)	4.25	2/1/10	95
75	Resolution Funding Corp., STRIP (Non U.S. Agency Bond Portfolio) (d)	4.72	10/15/18	51
75	Resolution Funding Corp., STRIP (Non U.S. Agency Bond Portfolio) (d)	4.75	7/15/18	52
275	Scottish Power PLC (Electric Utilities)	4.91	3/15/10	277
225	Telefonica Emisiones S.A.U. (Wireless Telecommunications Services)	6.42	6/20/16	250
150	Telefonica Europe BV (Wireless Telecommunications Services)	7.75	9/15/10	157
325	United Mexican States (Sovereign)	6.75	9/27/34	343
90	Vodafone Group PLC (Wireless Telecommunications Services)	5.00	9/15/15	94
290	Vodafone Group PLC (Wireless Telecommunications Services)	7.75	2/15/10	292

	Total Foreign Bonds			12,606

	Asset Backed Securities — 6.14%
2,315	American Express Issuance Trust, Series 2008-2, Class – A	4.02	1/18/11	2,325
2,650	Bank of America Auto Trust, Series 2009-2A, Class A3 (b)	2.13	9/15/13	2,670
3,255	Chase Issuance Trust, Series 2009-A7, Class A7 (a)	0.68	9/17/12	3,258
1,429	Countrywide Asset-Backed Certificates, Series 2008-13, Class 3AV2 (a)	0.38	1/25/37	958
889	DT Auto Owner Trust, Series 2007-A, Class A3 (b)	5.60	3/15/13	906
2,080	Ford Credit Auto Owner Trust, Series 2009-A, Class A4	6.15	12/15/12	2,264
1,760	Honda Auto Receivables Owner Trust, Series 2009-2, Class A3	2.79	1/15/13	1,796
2,385	Honda Auto Receivables Owner Trust, Series 2009-3, Class A3	2.34	5/15/13	2,412
176	Merrill Lynch First Franklin Mortgage Loan, Series 2007-1, Class A2A (a)	0.35	4/25/37	166
1,630	SLM Student Loan Trust, Series 2008-5, Class A2 (a)	1.38	10/25/16	1,658
640	SLM Student Loan Trust, Series 2008-5, Class A3 (a)	1.58	1/25/18	659
1,740	SLM Student Loan Trust, Series 2008-5, Class A4 (a)	1.98	7/25/23	1,847
1,185	USAA Auto Owner Trust, Series 2008-3, Class A3	4.65	10/15/12	1,216
879	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	895

	Total Asset Backed Securities			23,030

	Municipal Bonds — 0.86%
730	California State, GO	7.30	10/1/39	688
470	Chicago Illinois Metropolitan Water Reclamation District-Greater Chicago, GO	5.72	12/1/38	469
525	New York State Dormitory Authority State Personal Income Tax, RB	5.63	3/15/39	499
350	Port Authority of New York & New Jersey, RB, AMT (GO of Auth)	6.04	12/1/29	350
1,250	Texas State, GO	5.52	4/1/39	1,220

	Total Municipal Bonds			3,226

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 6.63%
$8,175	U.S. Treasury Bond	3.38	11/15/19	$7,863
1,450	U.S. Treasury Bond	3.50	2/15/39	1,188
2,725	U.S. Treasury Bond (e)	4.25	5/15/39	2,557
650	U.S. Treasury Bond	6.63	2/15/27	812
2,140	U.S. Treasury Bond	8.13	8/15/19	2,880
4,000	U.S. Treasury Note	0.75	11/30/11	3,973
5	U.S. Treasury Note	1.13	12/15/12	5
3,750	U.S. Treasury Note	2.63	12/31/14	3,739
1,905	U.S. Treasury Note	2.75	11/30/16	1,834

	Total U.S. Treasury Obligations			24,851

	Yankee Dollars — 7.52%
1,325	Achmea Hypotheekbank NV (Banking) (b)	3.20	11/3/14	1,322
3,945	Canadian Government Bond (Sovereign)	3.75	6/1/19	3,814
1,970	CDP Financial, Inc. (Diversified Financial Services) (b)	3.00	11/25/14	1,922
770	Cenovus Energy, Inc. (Oil & Gas) (b)	6.75	11/15/39	839
2,880	Danske Bank A/S (Banking) (b)	2.50	5/10/12	2,911
3,585	Dexia Credit Local (Banking) (b)	2.38	9/23/11	3,659
1,225	Japan Finance Corp. (Diversified Financial Services)	2.00	6/24/11	1,240
1,985	KFW (Banking)	2.75	10/21/14	1,955
1,740	Petrobras International Finance Co. (Oil & Gas)	5.75	1/20/20	1,770
75	Petrobras International Finance Co. (Oil & Gas)	5.88	3/1/18	76
1,195	Province of Ontario (Sovereign)	1.88	11/19/12	1,183
3,935	Province of Ontario (Sovereign)	4.10	6/16/14	4,106
735	State of Qatar (Sovereign) (b)	4.00	1/20/15	737
375	State of Qatar (Sovereign) (b)	6.55	4/9/19	417
675	Telefonica Emisiones SAU (Telecommunications Services)	4.95	1/15/15	722
1,475	Vodafone Group PLC (Telecommunications Services)	4.15	6/10/14	1,518

	Total Yankee Dollars			28,191

	Time Deposits — 16.47%
61,769	State Street Liquidity Management Control System Time Deposit	0.01	1/4/10	61,769

	Total Time Deposits			61,769

	Total Investments (cost $411,031) — 109.33%			409,989
	Liabilities in excess of other assets — (9.33)%			(34,996)

	Net Assets — 100.00%			$374,993

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2009.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Escrow security due to bankruptcy.

(d)	Rate represents effective yield at purchase.

(e)	All or a part of this security has been pledged as collateral for futures contracts and options on futures held by the Portfolio.

AMT — Alternative Minimum Tax

GO — General Obligation

IO — Interest Only

MTN — Medium Term Note

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (concluded) — December 31, 2009 (Unaudited)

PO — Principal Only

RB — Revenue Bond

STRIP — Separate Trading of Registered Interest and Principal of Securities

TBA — Security is subject to delayed delivery

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ Depreciation (000)
(10)	90 Day Euro$ Future	$(2,483)	Jun-10	$(64)
(1)	U.S. Treasury 2 Year Note	(216)	Mar-10	1
191	U.S. Treasury 5 Year Note	21,847	Apr-10	(323)
219	U.S. Treasury 10 Year Note	25,284	Mar-10	(242)
43	U.S. Treasury Bond Future	4,961	Mar-10	(83)

	Net Unrealized Appreciation/Depreciation			$(711)

Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 12/31/09 (000)	Unrealized Appreciation/ Depreciation (000)
	Currencies Sold
4,660,000	Canadian Dollar	1/27/10	$4,485	$4,457	$28
4,976,500	Euro	1/20/10	7,397	7,133	264

	Total Currencies Sold		$11,882	$11,590	$292

	Net Unrealized Appreciation/Depreciation				$292

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 86.76%
$1,245	ACCO Brands Corp. (Office Equipment) Callable 9/15/12 @ 105.31 (a)	10.63	3/15/15	$1,369
300	AES Corp. (Electric Utilities)	7.75	3/1/14	305
95	AES Corp. (Electric Utilities)	7.75	10/15/15	96
960	AES Corp. (Electric Utilities)	8.00	10/15/17	985
1,610	AES Corp. (Electric Utilities) (a)	9.75	4/15/16	1,763
640	Advanced Micro Devices, Inc. (Semiconductors) Callable 12/15/13 @ 104.06 (a)	8.13	12/15/17	638
555	Affinia Group, Inc. (Auto Parts) Callable 8/15/12 @ 108.06 (a)	10.75	8/15/16	601
295	Affinion Group, Inc. (Commercial Services) Callable 2/8/10 @ 105.06	10.13	10/15/13	303
525	Affinion Group, Inc. (Commercial Services) Callable 10/15/10 @ 102.53	10.13	10/15/13	539
600	Altra Holdings, Inc. (Machinery) Callable 12/1/12 @ 106.09 (a)	8.13	12/1/16	616
1,485	American Axle & Manufacturing, Inc. (Auto Parts) Callable 1/15/14 @ 104.63 (a)	9.25	1/15/17	1,507
2,900	American General Finance Corp., MTN (Diversified Financial Services)	5.75	9/15/16	1,958
1,545	American General Finance Corp., Series H, MTN (Diversified Financial Services)	4.63	9/1/10	1,497
1,745	American General Finance Corp., Series H, MTN (Diversified Financial Services)	5.38	10/1/12	1,403
1,075	American General Finance Corp., Series I, MTN (Diversified Financial Services)	5.40	12/1/15	739
3,300	American General Finance Corp., Series J, MTN (Diversified Financial Services)	6.90	12/15/17	2,291
2,195	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00	8.18	5/15/58	1,449
1,635	Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/11 @ 104.63 (a)	9.25	6/1/14	1,696
1,595	Amkor Technologies, Inc. (Electronics)	9.25	6/1/16	1,695
487	AMR Real Estate Finance (Diversified Financial Services) Callable 1/19/10 @ 102.03	8.13	6/1/12	497
2,030	Antero Resources Finance Corp. (Oil & Gas) Callable 12/1/13 @ 104.69 (a)	9.38	12/1/17	2,071
1,500	Apria Healthcare Group, Inc. (Health Services) Callable 11/1/11 @ 105.62 (a)	11.25	11/1/14	1,646
945	Aquilex Holding (Oil – Field Services) Callable 12/15/13 @ 105.56 (a)	11.13	12/15/16	943
885	Arch Coal, Inc. (Coal) Callable 8/1/13 @ 104.38 (a)	8.75	8/1/16	936
1,965	Atlas Energy Resources LLC (Oil Comp-Exploration) Callable 2/1/13 @ 105.38	10.75	2/1/18	2,171
1,725	Atlas Pipeline Partners LP (Pipelines) Callable 6/15/13 @ 104.38	8.75	6/15/18	1,527
910	Axcan Intermediate Holdings, Inc. (Health Services) Callable 3/1/11 @ 106.94	9.25	3/1/15	982
3,560	Bank of America Corp. (Banking) Callable 1/30/18 @ 100.00	8.13	12/31/49	3,427
1,940	Belo Corp., Class A (Media) Callable 11/15/13 @ 104.00	8.00	11/15/16	1,993
1,500	Bill Barrett Corp. (Oil & Gas) Callable 7/15/13 @ 104.94	9.88	7/15/16	1,597
2,525	Biomet, Inc. (Medical Products) Callable 10/15/12 @ 105.00	10.00	10/15/17	2,743
890	Boise Paper Holdings, Inc. (Forest Products & Papers) (a)	9.00	11/1/17	922
285	Bombardier, Inc. (Aerospace/Defense) (a)	6.30	5/1/14	282
400	Bombardier, Inc. (Aerospace/Defense) (a)	8.00	11/15/14	416
395	Bristow Group, Inc. (Transportation ex Air/Rail) Callable 9/15/12 @ 103.75	7.50	9/15/17	391
885	Cablevision Systems Corp. (Media) (a)	8.63	9/15/17	922
1,405	Calpine Construction Finance Co. LP (Electric – Integrated) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/16	1,447
3,910	Calpine Corp. (Electric) Callable 10/15/13 @ 103.63 (a)	7.25	10/15/17	3,754
150	Case Corp. (Machinery & Equipment)	7.25	1/15/16	148
325	Case New Holland, Inc. (Machinery) (a)	7.75	9/1/13	332
460	Casella Waste Systems, Inc. (Commercial Services) Callable 7/15/12 @ 105.50 (a)	11.00	7/15/14	498
1,000	Cemex Finance LLC (Finance - Brokers) Callable 12/14/13 @ 104.75 (a)	9.50	12/14/16	1,047
455	Chart Industries, Inc. (Machinery & Equipment) Callable 10/15/10 @ 104.56	9.13	10/15/15	455
935	Chesapeake Energy Corp. (Oil Comp-Exploration)	7.63	7/15/13	979
695	Chesapeake Energy Corp. (Oil Comp-Exploration)	9.50	2/15/15	763
1,000	CII Carbon LLC (Metals) Callable 11/15/11 @ 105.56 (a)	11.13	11/15/15	1,006
1,505	Cincinnati Bell, Inc. (Telecommunications) Callable 10/15/13 @ 104.13	8.25	10/15/17	1,528
1,450	CIT Group, Inc. (Diversified Financial Services) Callable 2/22/10 @ 103.50	7.00	5/1/13	1,352
1,165	CIT Group, Inc. (Diversified Financial Services) Callable 2/22/10 @ 103.50	7.00	5/1/14	1,082
2,480	CIT Group, Inc. (Diversified Financial Services) Callable 2/22/10 @ 103.50	7.00	5/1/15	2,220
4,100	CIT Group, Inc. (Diversified Financial Services) Callable 2/22/10 @ 103.50	7.00	5/1/16	3,608

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,590	CIT Group, Inc. (Diversified Financial Services) Callable 2/22/10 @ 103.50	7.00	5/1/17	$2,247
1,615	Citigroup Capital XXI (Diversified Financial Services) Callable 12/21/37 @ 100.00	8.30	12/21/57	1,554
520	Clear Channel Worldwide Holdings, Inc. (Media) Callable 12/15/12 @ 106.94 (a)	9.25	12/15/17	530
2,705	Clear Channel Worldwide Holdings, Inc. (Media) Callable 12/15/12 @ 106.94 (a)	9.25	12/15/17	2,786
1,560	Clearwire Communications LLC (Telecommunications) Callable 12/1/12 @ 106.00 (a)	12.00	12/1/15	1,583
165	Commercial Barge Line Co. (Transportation Services) Callable 7/15/13 @ 106.25 (a)	12.50	7/15/17	172
6,740	Community Health Systems, Inc. (Health Services) Callable 7/15/11 @ 104.44	8.88	7/15/15	6,975
840	Compass Minerals International, Inc. (Metals & Mining) Callable 6/1/14 @ 104.00 (a)	8.00	6/1/19	865
1,640	Concho Resources, Inc. (Oil Comp-Exploration) Callable 10/1/13 @ 104.31	8.63	10/1/17	1,722
715	Continental Resources, Inc. (Oil Comp-Exploration) Callable 10/1/14 @ 104.13 (a)	8.25	10/1/19	751
665	Copano Energy LLC (Oil & Gas) Callable 6/1/13 @ 103.88	7.75	6/1/18	667
665	Copano Energy LLC (Oil & Gas) Callable 3/1/11 @ 104.06	8.13	3/1/16	672
500	CPM Holdings, Inc. (Machinery) Callable 9/1/12 @ 105.31 (a)	10.63	9/1/14	528
1,305	Cricket Communications, Inc. (Telecom Integrated/Svcs) Callable 5/5/12 @ 105.81	7.75	5/15/16	1,302
375	Crown Americas LLC (Containers & Packaging) Callable 11/15/10 @ 103.88	7.75	11/15/15	388
810	Crown Americas LLC/Crown Americas Capital Corp. II (Containers & Packaging) Callable 5/15/13 @ 103.81 (a)	7.63	5/15/17	840
500	Crown Castle International Corp. (Wire & Cable Products) Callable 1/15/13 @ 105.62	9.00	1/15/15	533
1,590	Crum & Forster Holding Corp. (P&C – Insurance) Callable 5/1/12 @ 103.88	7.75	5/1/17	1,512
455	CSC Holdings, Inc. (Media – Cable)	7.63	7/15/18	469
2,530	Delta Air Lines, Inc. (Airlines) Callable 9/15/11 @ 107.12 (a)	9.50	9/15/14	2,628
1,685	Delta Air Lines, Inc. (Airlines) Callable 3/15/12 @ 108.81 (a)	12.25	3/15/15	1,685
2,835	DigitalGlobe, Inc. (Satellite Telecommunications) Callable 5/1/12 @ 105.25 (a)	10.50	5/1/14	3,033
900	Dole Food Co., Inc. (Food) Callable 10/1/12 @ 104.00 (a)	8.00	10/1/16	914
246	Dollar General Corp. (Retail) Callable 7/15/11 @ 105.31	10.63	7/15/15	272
900	DuPont Fabros Technology, Inc. (Real Estate Investment Trusts) Callable 12/15/13 @ 104.25 (a)	8.50	12/15/17	915
505	DynCorp International LLC (Electric – Generation) Callable 2/8/10 @ 104.75	9.50	2/15/13	511
2,130	Dynegy Holdings, Inc. (Electric – Generation)	7.50	6/1/15	1,992
2,757	Dynegy Holdings, Inc. (Electric – Generation)	7.75	6/1/19	2,392
740	Edgen Murray Corp. (Steel) Callable 1/15/13 @ 106.12 (a)	12.25	1/15/15	727
140	Edison Mission Energy (Electric – Generation)	7.50	6/15/13	132
465	El Paso Corp. (Oilfield Services & Equipment)	7.00	6/15/17	461
2,410	El Paso Corp., MTN (Oilfield Services & Equipment)	8.25	2/15/16	2,573
135	El Paso Natural Gas Co. (Oilfield Services & Equipment)	8.63	1/15/22	158
1,200	Elan Finance PLC/Elan Finance Corp. (Pharmaceuticals) Callable 10/15/12 @ 108.75 (a)	8.75	10/15/16	1,146
290	Elan Finance PLC/Elan Finance Corp. (Pharmaceuticals) Callable 12/1/10 @ 104.44	8.88	12/1/13	289
765	Encore Acquisition Co. (Oil Comp-Exploration) Callable 5/1/13 @ 104.75	9.50	5/1/16	807
280	Enterprise Products Operation (Oil & Gas) Callable 1/15/18 @ 100.00	7.03	1/15/68	257
1,220	FelCor Lodging Trust, Inc. (Hotels) (a)	10.00	10/1/14	1,231
575	Ferrellgas Partners LP (Retail) Callable 10/1/13 @ 104.56 (a)	9.13	10/1/17	608
995	FireKeepers Development Authority (Special Purpose) Callable 5/1/12 @ 110.50 (a)	13.88	5/1/15	1,129
2,370	FMG Finance Property Ltd. (Metals/Mining ex Steel) (a)	10.63	9/1/16	2,622
878	Ford Motor Co. (Automobile Production) (a)(b)	3.29	12/15/13	809
450	Ford Motor Credit Co. LLC (Auto Loans)	7.00	10/1/13	449
2,000	Ford Motor Credit Co. LLC (Auto Loans)	7.50	8/1/12	2,017
5,100	Ford Motor Credit Co. LLC (Auto Loans)	8.70	10/1/14	5,332
940	Forest Oil Corp. (Oil Comp-Exploration) Callable 6/15/12 @ 103.63	7.25	6/15/19	928
755	Forest Oil Corp. (Oil Comp-Exploration) (a)	8.50	2/15/14	789
130	Frontier Oil Corp. (Oil Refining & Marketing) Callable 9/15/12 @ 104.25	8.50	9/15/16	135
85	General Cable Corp. (Building Materials) Callable 4/1/12 @ 103.56	7.13	4/1/17	84

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,315	GeoEye, Inc. (Telecommunications Services) Callable 10/1/13 @ 104.81(a)	9.63	10/1/15	$2,382
1,520	Geokinetics Holdings, Inc. (Oil – Field Services) Callable 12/15/11 @ 104.88 (a)	9.75	12/15/14	1,493
1,080	Georgia Gulf Corp. (Chemicals) Callable 1/15/14 @ 104.50 (a)	9.00	1/15/17	1,091
800	Graphic Packaging International, Inc. (Containers & Packaging) Callable 1/19/10 @ 103.17	9.50	8/15/13	826
555	Graphic Packaging International, Inc. (Containers & Packaging) Callable 6/15/13 @ 104.75	9.50	6/15/17	588
790	Greif, Inc. (Containers & Packaging)	7.75	8/1/19	806
585	Harrah’s Operating Co., Inc. (Casinos/Gaming) Callable 6/1/13 @ 105.62 (a)	11.25	6/1/17	612
1,610	Harrah’s Operating Escrow LLC (Casinos/Gaming) Callable 6/1/13 @ 105.62 (a)	11.25	6/1/17	1,684
1,445	Hartford Financial Services Group (Insurance) Callable 6/15/18 @ 100.00 (b)	8.13	6/15/38	1,387
2,600	HCA, Inc. (Health Care) Callable 8/15/14 @ 103.94 (a)	7.88	2/15/20	2,707
1,050	HCA, Inc. (Health Care) Callable 4/15/14 @ 104.25 (a)	8.50	4/15/19	1,131
1,150	HCA, Inc. (Health Care) Callable 2/15/13 @ 104.94 (a)	9.88	2/15/17	1,271
1,545	Health Management Associates, Inc. (Health Care)	6.13	4/15/16	1,448
5,015	Hertz Corp. (Support – Services) Callable 1/1/10 @ 104.44	8.88	1/1/14	5,128
1,150	Host Hotels & Resorts LP (Real Estate Investment Trusts) Callable 2/8/10 @ 102.38	7.13	11/1/13	1,169
405	Host Hotels & Resorts LP (Real Estate Investment Trusts) Callable 5/15/13 @ 104.50 (a)	9.00	5/15/17	438
890	Host Marriott LP, Series Q (Hotels)	6.75	6/1/16	886
735	Hughes Network Systems LLC/HNS Finance Corp. (Telecommunications Services) Callable 4/15/10 @ 104.75	9.50	4/15/14	752
690	Huntsman International LLC (Chemicals) (a)	5.50	6/30/16	612
2,915	Icahn Enterprises LP (Financial Services) Callable 1/25/10 @ 103.56	7.13	2/15/13	2,973
710	Inergy LP/Inergy Finance (Gas – Distribution) Callable 3/1/13 @ 104.38	8.75	3/1/15	730
970	ING Capital Funding Trust III (Insurance) Callable 12/31/10 @ 100.00	8.44	12/29/49	834
385	Intelsat Corp. (Satellite Telecommunications) Callable 1/9/10 @ 104.63	9.25	8/15/14	396
985	Intelsat Subsidiary Holding Co. Ltd., Series B (Satellite Telecommunications) Callable 1/15/10 @ 104.44 (a)	8.88	1/15/15	1,015
2,145	Inverness Medical Innovations, Inc. (Health Care Equipment & Supplies) Callable 2/1/13 @ 103.94	7.88	2/1/16	2,102
6	Ion Media Networks, Inc. (Media) (c)	11.00	7/31/13	—
1	Ion Media Networks, Inc. (Media) (c)	11.00	7/31/13	—
970	Jabil Circuit, Inc. (Electronics)	7.75	7/15/16	1,019
750	Jabil Circuit, Inc. (Electronics)	8.25	3/15/18	803
615	JDA Software Group, Inc. (Software) Callable 12/15/12 @ 104.00 (a)	8.00	12/15/14	627
865	KB Home (Homebuilding/Development)	9.10	9/15/17	908
565	Kinder Morgan Finance Co. (Oil & Gas)	5.70	1/5/16	542
229	Koppers, Inc. (Miscellaneous Manufacturer) Callable 12/1/14 @ 103.94 (a)	7.88	12/1/19	231
1,230	Lamar Media Corp. (Media)	9.75	4/1/14	1,358
650	Leucadia National Corp. (Diversified Capital Goods) Callable 3/15/12 @ 103.56	7.13	3/15/17	614
4,560	Leucadia National Corp. (Diversified Capital Goods)	8.13	9/15/15	4,651
1,830	Level 3 Financing, Inc. (Telecommunications Services) Callable 2/8/10 @ 102.00 (b)	4.60	2/15/15	1,382
5,550	Level 3 Financing, Inc. (Telecommunications Services) Callable 2/15/12 @ 104.38	8.75	2/15/17	5,064
460	Level 3 Financing, Inc. (Telecommunications Services)	12.25	3/15/13	488
485	Levi Strauss & Co. (Apparel Manufacturers) Callable 1/15/10 @ 104.88	9.75	1/15/15	509
280	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00	6.05	4/20/67	217
675	Lincoln National Corp. (Insurance) Callable 5/17/16 @ 100.00	7.00	5/17/66	560
845	Linn Energy LLC (Oil Comp-Exploration) Callable 7/1/13 @ 104.94	9.88	7/1/18	898
320	Local Insight Regatta Holdings, Inc. (Publishing & Printing) Callable 12/1/12 @ 105.50 (d)	11.00	12/1/17	206
440	Macy’s Retail Holdings, Inc. (Retail)	5.35	3/15/12	449
1,230	Macy’s Retail Holdings, Inc. (Retail)	5.75	7/15/14	1,233
245	Macy’s Retail Holdings, Inc. (Retail)	5.88	1/15/13	252
1,540	Macy’s Retail Holdings, Inc. (Retail)	5.90	12/1/16	1,501
2,000	Macy’s Retail Holdings, Inc. (Retail) (e)	8.88	7/15/15	2,205

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$460	Mariner Energy, Inc. (Energy – Exploration & Production) Callable 5/15/12 @ 104.00	8.00	5/15/17	$442
285	MarkWest Energy Partners LP, Series B (Gas – Distribution) Callable 7/15/11 @ 104.25	8.50	7/15/16	290
2,130	MarkWest Energy Partners LP, Series B (Gas – Distribution) Callable 4/15/13 @ 104.38	8.75	4/15/18	2,194
3,090	Mcjunkin Red Man Corp. (Commercial Services & Supplies) Callable 12/15/12 @ 107.12 (a)	9.50	12/15/16	3,020
2,090	Mediacom Broadband LLC/CRP (Media – Cable)	8.50	10/15/15	2,111
2,155	Mediacom LLC/Capital Corp. (Media – Cable) Callable 8/15/14 @ 104.56 (a)	9.13	8/15/19	2,198
1,115	MGM Mirage, Inc. (Casino & Gambling) (a)	10.38	5/15/14	1,210
1,135	MGM Mirage, Inc. (Casino & Gambling) Callable 5/15/13 @ 105.56 (a)	11.13	11/15/17	1,257
1,715	Mirant Americas Generation, Inc. (Electric – Integrated)	8.30	5/1/11	1,758
447	Mirant Mid-Atlantic LLC, Series B (Electric – Integrated)	9.13	6/30/17	470
560	Mirant Mid-Atlantic LLC, Series C (Electric – Integrated)	10.06	12/30/28	591
725	Mirant North America LLC (Electric – Integrated) Callable 2/8/10 @ 103.69	7.38	12/31/13	717
1,770	Mohawk Industries, Inc. (Household Durables) (b)	6.88	1/15/16	1,761
635	MTR Gaming Group, Inc. (Hotel/Gaming) Callable 7/15/11 @ 106.31 (a)	12.63	7/15/14	611
765	Nalco Co. (Chemicals) (a)	8.25	5/15/17	813
1,275	Navistar International Corp. (Automobile Production) Callable 11/1/14 @ 104.13	8.25	11/1/21	1,307
2,710	NewPage Corp. (Paper & Related Products) Callable 3/31/12 @ 105.00 (a)	11.38	12/31/14	2,737
455	Nextel Communications, Inc., Series D (Telecommunications) Callable 1/19/10 @ 101.84	7.38	8/1/15	442
475	Nextel Communications, Inc., Series E (Telecommunications) Callable 2/8/10 @ 101.72	6.88	10/31/13	461
2,500	NII Capital Corp. (Wireless Telecommunications Services) Callable 12/15/14 @ 104.44 (a)	8.88	12/15/19	2,434
151	Norcraft Cos., LP (Household Durables) Callable 12/15/12 @ 105.25 (a)	10.50	12/15/15	155
2,695	NRG Energy, Inc. (Electric – Generation)	7.38	2/1/16	2,698
1,390	NRG Energy, Inc. (Electric – Generation)	7.38	1/15/17	1,393
955	NRG Energy, Inc. (Electric – Generation) Callable 6/15/14 @ 104.25	8.50	6/15/19	979
232	NTL Cable PLC (Media – Cable)	8.75	4/15/14	240
165	Omega Health Care Investors (Health Services) Callable 2/8/10 @ 103.50	7.00	4/1/14	163
860	Omega Health Care Investors (Health Services)	7.00	1/15/16	847
255	Omnicare, Inc. (Health Care Providers & Services) Callable 2/8/10 @ 102.04	6.13	6/1/13	247
300	Omnicare, Inc. (Health Care Providers & Services) Callable 12/15/10 @ 101.68	6.75	12/15/13	294
375	Orion Power Holdings, Inc. (Electric – Generation)	12.00	5/1/10	384
1,020	Owens Corning (Building Materials)	9.00	6/15/19	1,137
1,090	Paetec Holding Corp. (Telecommunications) Callable 6/30/13 @ 104.44	8.88	6/30/17	1,104
300	Penn National Gaming, Inc. (Gaming) Callable 3/1/10 @ 103.38	6.75	3/1/15	290
800	Penn National Gaming, Inc. (Gaming) Callable 8/15/14 @ 104.38 (a)	8.75	8/15/19	818
1,000	Penn Virginia Corp. (Oil & Gas) Callable 6/15/13 @ 105.19	10.38	6/15/16	1,090
950	Petrohawk Energy Corp. (Energy – Exploration & Production) Callable 6/1/12 @ 103.94	7.88	6/1/15	960
955	Petrohawk Energy Corp. (Energy – Exploration & Production)	9.13	7/15/13	998
785	Pioneer Natural Resources Co. (Oil Comp-Exploration)	6.65	3/15/17	774
500	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.81	7.63	6/1/18	511
585	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.81	8.63	10/15/19	601
545	Plastipak Holdings, Inc. (Containers & Packaging) Callable 8/15/14 @ 105.31 (a)	10.63	8/15/19	601
235	Pulte Homes, Inc. (Building & Construction)	5.25	1/15/14	231
700	Quebecor Media, Inc. (Media) Callable 3/15/11 @ 103.88	7.75	3/15/16	698
1,320	QVC, Inc. (Retail) Callable 10/1/14 @ 103.75 (a)	7.50	10/1/19	1,346
110	Qwest Communications International (Telecom – Integrated/Svcs)	7.25	2/15/11	111
3,110	Qwest Communications International (Telecom – Integrated/Svcs) Callable 10/1/12 @ 104.00 (a)	8.00	10/1/15	3,196
1,949	RailAmerica Inc (Transportation Services) Callable 7/1/13 @ 104.63	9.25	7/1/17	2,073
610	Rainbow National Services LLC (Media) Callable 2/8/10 @ 102.19 (a)	8.75	9/1/12	621
225	Rainbow National Services LLC (Media) Callable 2/8/10 @ 105.19 (a)	10.38	9/1/14	237

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$600	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable 5/1/13 @ 103.63	7.25	5/1/18	612
280	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable 5/15/11 @ 103.75	7.50	5/15/16	288
840	Regency Energy Partners LP (Pipelines) Callable 6/1/13 @ 104.69 (a)	9.38	6/1/16	895
1,070	Revlon Consumer Products Corp. (Cosmetics) Callable 11/15/12 @ 104.88 (a)	9.75	11/15/15	1,105
2,320	Reynolds Group Escrow (Diversified Financial Services) Callable 10/15/12 @ 103.88 (a)	7.75	10/15/16	2,372
370	Rock-Tenn Co. (Containers & Packaging) Callable 3/15/12 @ 104.63	9.25	3/15/16	402
300	Rock-Tenn Co. (Containers & Packaging) Callable 3/15/12 @ 104.63 (a)	9.25	3/15/16	326
1,679	RRI Energy, Inc. (Energy - Exploration & Production) Callable 2/8/10 @ 103.38	6.75	12/15/14	1,713
765	RSC Equipment Rental, Inc. (Commercial Services) Callable 7/15/13 @ 105.00 (a)	10.00	7/15/17	832
200	Sabine Pass LNG LP (Gas – Distribution)	7.25	11/30/13	182
500	Sabine Pass LNG LP (Gas – Distribution)	7.50	11/30/16	416
1,795	Salem Communications Corp. (Media) Callable 12/15/13 @ 104.81 (a)	9.63	12/15/16	1,880
2,695	SandRidge Energy, Inc. (Oil Comp-Exploration) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/18	2,648
2,345	SandRidge Energy, Inc. (Oil Comp-Exploration) Callable 1/15/15 @ 104.38 (a)	8.75	1/15/20	2,345
510	SBA Telecommunications, Inc. (Wireless Telecommunications Services) Callable 8/15/12 @ 106.00 (a)	8.00	8/15/16	533
405	Scientific Games Corp. (Casinos/Gaming) Callable 6/15/12 @ 103.94 (a)	7.88	6/15/16	407
1,330	Scientific Games International, Inc. (Entertainment) Callable 6/15/14 @ 104.63	9.25	6/15/19	1,396
1,140	Sinclair Television Group, Inc. (Media) Callable 11/1/13 @ 104.63 (a)	9.25	11/1/17	1,186
845	Sirius XM Radio, Inc. (Media) Callable 9/1/12 @ 104.88 (a)	9.75	9/1/15	889
1,142	Sithe/ Independence Funding Corp., Series A (Electric – Generation)	9.00	12/30/13	1,173
1,045	SLM Corp., MTN (Consumer Finance)	5.13	8/27/12	980
755	Solutia, Inc. (Chemicals) Callable 11/1/13 @ 104.38	8.75	11/1/17	786
1,255	Speedway Motorsports, Inc. (Entertainment) Callable 6/1/13 @ 104.38	8.75	6/1/16	1,324
525	Spirit Aerosystems, Inc. (Aerospace/Defense) Callable 10/1/13 @ 103.75 (a)	7.50	10/1/17	517
625	Sprint Capital Corp. (Telecommunications)	6.90	5/1/19	575
1,160	Sprint Capital Corp. (Telecommunications)	7.63	1/30/11	1,188
845	Sprint Capital Corp. (Telecommunications)	8.38	3/15/12	875
2,210	Sprint Capital Corp. (Telecommunications)	8.75	3/15/32	2,083
1,700	Sprint Nextel Corp. (Telecom – Integrated/Svcs)	6.00	12/1/16	1,551
1,100	Sprint Nextel Corp. (Telecom – Integrated/Svcs)	8.38	8/15/17	1,122
480	Starwood Hotels & Resorts Worldwide, Inc. (Hotels)	7.88	10/15/14	513
1,915	Stater Brothers Holdings (Food & Staples Retailing) Callable 4/15/11 @ 103.88	7.75	4/15/15	1,944
1,580	Steel Dynamics, Inc. (Steel) Callable 4/15/12 @ 103.88 (b)	8.25	4/15/16	1,645
2,355	Sungard Data Systems, Inc. (Computer Services) Callable 2/8/10 @ 104.56	9.13	8/15/13	2,414
1,555	SUPERVALU, Inc. (Food – Retail)	8.00	5/1/16	1,578
1,145	Targa Resources Partners LP (Pipelines) Callable 7/1/12 @ 104.13	8.25	7/1/16	1,135
1,115	Telecordia Technologies (Telecom – Integrated/Svcs) Callable 2/8/10 @ 101.00 (a)(b)	4.03	7/15/12	1,022
1,750	Tenet Healthcare Corp. (Health Services) Callable 7/1/14 @ 104.44 (a)	8.88	7/1/19	1,890
265	Tennessee Gas Pipeline Co. (Pipelines)	8.00	2/1/16	304
195	Terex Corp. (Machinery) Callable 11/15/12 @ 104.00	8.00	11/15/17	188
1,430	Terex Corp. (Machinery) Callable 6/1/13 @ 105.44	10.88	6/1/16	1,594
1,225	Terra Capital, Inc. (Chemicals) Callable 11/1/14 @ 103.88 (a)	7.75	11/1/19	1,311
925	Tesoro Corp. (Oil Refining & Marketing) Callable 11/1/10 @ 103.31	6.63	11/1/15	879
530	Tesoro Corp. (Oil Refining & Marketing) Callable 6/1/14 @ 104.88	9.75	6/1/19	549
730	Texas Industries, Inc. (Building Products) Callable 1/19/10 @ 103.63	7.25	7/15/13	717
1,965	The Goodyear Tire & Rubber Co. (Auto Parts) Callable 5/15/12 @ 107.88	10.50	5/15/16	2,171
840	The Interpublic Group of Cos., Inc. (Advertising) Callable 7/15/13 @ 105.00	10.00	7/15/17	932
108	Ticketmaster Entertainment, Inc. (Commercial Services) Callable 8/1/12 @ 105.38	10.75	8/1/16	116
1,680	Toys “R” Us Property Co., Inc. (Retail) Callable 12/1/13 @ 104.25(a)	8.50	12/1/17	1,709

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,750	Toys “R” Us Property Co., Inc. (Retail) Callable 7/15/13 @ 105.38 (a)	10.75	7/15/17	$1,916
745	Triumph Group, Inc. (Aerospace/Defense) Callable 1/15/13 @ 104.00 (a)	8.00	11/15/17	752
1,550	TRW Automotive, Inc. (Auto Parts) Callable 12/1/13 @ 104.44 (a)	8.88	12/1/17	1,612
875	United Maritime LLC/Corp. (Electric – Integrated) Callable 12/15/12 @ 105.88 (a)	11.75	6/15/15	877
2,575	United Rentals North America, Inc. (Commercial Services & Supplies)	6.50	2/15/12	2,569
4,655	United Rentals North America, Inc. (Commercial Services) Callable 12/15/14 @ 104.63	9.25	12/15/19	4,806
120	Universal Hospital Services, Inc. (Health Services) Callable 2/8/10 @ 102.00 (b)	3.86	6/1/15	101
2,715	Universal Hospital Services, Inc. (Health Services) Callable 6/1/11 @ 104.25	8.50	6/1/15	2,674
1,125	US Oncology, Inc. (Health Care Providers & Services) Callable 8/15/13 @ 104.56	9.13	8/15/17	1,181
465	USG Corp. (Building Products) (b)(e)	9.50	1/15/18	479
1,010	USG Corp. (Building Products) (a)	9.75	8/1/14	1,078
600	Valeant Pharmaceuticals International (Health Services) Callable 6/15/12 @ 104.19 (a)	8.38	6/15/16	618
355	Ventas Realty LP/Ventas Capital Corp., Series 1 (Real Estate Investment Trusts) Callable 6/1/11 @ 103.25	6.50	6/1/16	343
775	Verso Paper Holdings LLC (Paper & Related Products) Callable 1/1/12 @ 105.00 (a)	11.50	7/1/14	853
3,125	Viasat, Inc. (Telecommunications) Callable 915/12 @ 106.66 (a)	8.88	9/15/16	3,219
390	Viasystems, Inc. (Electronics) Callable 7/15/12 @ 106.00 (a)	12.00	1/15/15	418
1,765	Virgin Media Finance PLC (Telecom - Integrated/Svcs) Callable 8/15/11 @ 104.56	9.13	8/15/16	1,860
1,245	West Corp. (Telecommunications Services) Callable 10/15/10 @ 104.75	9.50	10/15/14	1,264
615	Western Refining, Inc. (Oil & Gas) Callable 12/15/11 @ 105.00 (a)(b)	7.75	6/15/14	550
3,475	Western Refining, Inc. (Oil & Gas) Callable 6/15/13 @ 105.62 (a)	11.25	6/15/17	3,145
2,850	Wind Acquisition Financial (Telecom – Integrated/Svcs) Callable 12/1/10 @ 105.38 (a)	10.75	12/1/15	3,049
860	Windstream Corp. (Telecom – Integrated/Svcs)	8.63	8/1/16	875
1,960	Wynn Las Vegas (Gaming) Callable 2/8/10 @ 103.31	6.63	12/1/14	1,894
1,090	Wynn Las Vegas LLC (Gaming) Callable 11/1/13 @ 103.94 (a)	7.88	11/1/17	1,104

	Total Corporate Bonds			332,504

	Convertible Corporate Bonds — 0.72%
1,645	AmeriCredit Corp. (Diversified Financial Services)	0.75	9/15/11	1,520
1,250	Jefferies Group, Inc. (Diversified Financial Services) Callable 11/1/17 @ 100.00	3.88	11/1/29	1,235

	Total Convertible Corporate Bonds			2,755

	Foreign Bonds — 0.90%
290	CIE General de Geophysique (Oil Equipment)	7.75	5/15/17	288
311	Flextronics International Ltd. (Electronics)	6.50	5/15/13	311
2,285	Kabel Deutschland GmbH (Media – Cable)	10.63	7/1/14	2,388
455	Quebecor Media, Inc. (Media)	7.75	3/15/16	454

	Total Foreign Bonds			3,441

	Yankee Dollars — 9.26%
1,815	Cie Gen Geophysique (Oil Equipment) Callable 5/15/13 @ 104.75 (a)	9.50	5/15/16	1,942
620	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	621
935	General Maritime Corp. (Transportation ex Air/Rail) Callable 11/15/13 @ 106.00 (a)	12.00	11/15/17	972
1,990	Global Crossing Ltd. (Telecommunications Services) Callable 9/15/12 @ 106.00 (a)	12.00	9/15/15	2,184
1,375	ING Groep NV (Insurance) Callable 12/8/15 @ 100.00 (b)	5.78	12/8/49	1,016
1,550	Inmarsat Finance PLC (Telecommunications) Callable 12/1/13 @ 103.69 (a)	7.38	12/1/17	1,585
3,605	Intelsat Bermuda Ltd. (Satellite Telecommunications) Callable 2/15/13 @ 105.62 (a)	11.25	2/4/17	3,614
710	Intelsat Jackson Holdings Ltd. (Telecommunications) Callable 11/1/14 @ 104.25 (a)	8.50	11/1/19	731
745	National Money Mart Co. (Commercial Services) Callable 12/15/13 @ 105.19 (a)	10.38	12/15/16	762
805	Nova Chemicals Corp. (Chemicals) Callable 11/1/14 @ 104.31 (a)	8.63	11/1/19	819
2,000	Opti Canada, Inc. (Oil & Gas) Callable 12/15/10 @ 102.00 (a)	9.00	12/15/12	2,045
120	Royal Caribbean Cruises Ltd. (Transportation & Shipping)	6.88	12/1/13	118

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — December 31, 2009 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$125	Royal Caribbean Cruises Ltd. (Transportation & Shipping)	7.00	6/15/13	$125
190	Royal Caribbean Cruises Ltd. (Transportation & Shipping)	8.75	2/2/11	199
950	Royal Caribbean Cruises Ltd. (Transportation & Shipping)	11.88	7/15/15	1,098
165	Seagate Technology International Ltd. (Computer Hardware) Callable 5/1/13 @ 105.00 (a)	10.00	5/1/14	182
230	Teck Cominco Ltd. (Diversified Minerals)	6.13	10/1/35	206
4,000	Telesat Canada/Telesat LLC (Satellite Telecommunications) Callable 11/1/12 @ 105.50	11.00	11/1/15	4,340
2,000	UPC Germany GmbH (Diversified Financial Services) Callable 12/1/12 @ 108.12 (a)	8.13	12/1/17	2,022
900	UPC Holding BV (Media) Callable 4/15/14 @ 104.94 (a)	9.88	4/15/18	950
600	Videotron (Media) Callable 4/15/13 @ 104.56	9.13	4/15/18	660
2,065	Virgin Media Finance PLC (Telecommunications) Callable 10/15/14 @ 104.19	8.38	10/15/19	2,124
3,590	Wind Acquisition Finance SA (Telecommunications Services) Callable 7/15/13 @ 105.88 (a)	11.75	7/15/17	3,922
3,300	Wind Acquisition Holding (Special Purpose) Callable 7/15/13 @ 106.12 (a)	12.25	7/15/17	3,251

	Total Yankee Dollars			35,488

	Common/Preferred Stocks and Rights — 0.01%
48,375	Adelphia restructure Rights to Time Warner Cable, Inc., Class – A Stock (Media) (f)			48
3	Ion Media Networks, Inc. (Media) (c)			—
2	Ion Media Networks, Inc. (Media) (c)			—

	Total Common/Preferred Stocks and Rights			48

	Time Deposits — 0.65%
$2,495	State Street Liquidity Management Control System Time Deposit	0.01	1/4/10	2,495

	Total Time Deposits			2,495

	Total Investments (cost $349,184) — 98.30%			376,731
	Other assets in excess of liabilities — 1.70%			6,498

	Net Assets — 100.00%			$383,229

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2009.

(c)	Subsequent to December 31, 2009, these securities have been deemed worthless.

(d)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 0.05% of the Portfolio’s net assets.

(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2009.

(f)	As part of the corporate restructure of Adelphia, holders of Adelphia bonds received the right to receive shares of Time Warner, Inc., Class A Stock.

MTN — Medium Term Note

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 96.61%
	Alabama — 3.27%
$1,000	Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100.00 (NATL-RE)	5.25	3/1/13	$1,092

	Arizona — 3.07%
1,000	Arizona State University Revenue (FSA)	5.25	7/1/10	1,024

	California — 7.14%
765	California State, GO	5.00	4/1/15	840
1,500	Los Angeles California Municipal Improvement Corporation Lease Revenue, Series C	3.00	9/1/12	1,542

				2,382

	Florida — 17.00%
1,250	Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,337
1,000	Florida State Board of Education, Series B, GO, Callable 1/1/12 @ 101.00	5.38	1/1/14	1,081
1,250	Jacksonville Florida Special Revenue, Series C-1	4.00	10/1/13	1,337
735	Lakeland Florida Light & Water Revenue, Series C (FSA)	6.05	10/1/11	792
1,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,123

				5,670

	Illinois — 9.81%
1,000	Chicago Illinois Park District, Series C, GO, Prerefunded 7/1/11 @ 100 (FGIC)	5.50	1/1/21	1,073
1,000	Du Page & Will Counties Illinois Community School District No. 204, GO, Prerefunded 12/30/11 @ 100.00	5.25	12/30/12	1,091
1,000	Illinois State, Series A, GO, Callable 10/1/13 @ 100	5.25	10/1/14	1,106

				3,270

	Indiana — 3.05%
1,015	East Porter County School Building Corporation Revenue (NATL-RE)	5.00	1/15/10	1,016

	Iowa — 3.78%
1,150	Iowa Finance Authority Revenue, State Revolving Fund, Callable 8/1/12 @ 100.00	5.25	8/1/13	1,261

	Kentucky — 5.04%
1,500	Kentucky State Property & Buildings Commission Revenues, Series A	5.00	11/1/13	1,682

	Massachusetts — 5.98%
2,000	Massachusetts State Industrial Finance Agency Revenue, Massachusetts Biomedical, Series A-2 (a)	3.56	8/1/10	1,993

	Michigan — 5.86%
650	Hamilton Michigan Community School District, GO (FSA Q-SBLF)	5.00	5/1/12	710
1,200	Michigan State Building Authority Revenue, State Police Communications - III, ETM	5.50	10/1/10	1,245

				1,955

	Nevada — 3.21%
1,000	Nevada State Colorado River Community, Series I, GO (FSA)	5.00	9/15/11	1,071

	New York — 3.21%
1,000	New York State Dormitory Authority Revenue School Districts Financing Program, Series D (NATL-RE)	5.25	10/1/11	1,071

	Ohio — 3.18%
1,000	Ohio State University Revenue, General Receipts, Series A	5.00	6/1/11	1,059

	Tennessee — 3.21%
1,000	Memphis Tennessee, Series C, GO (XLCA)	5.00	11/1/11	1,071

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2009 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas — 9.05%
$745	College Station Texas, GO	5.00	2/15/16	$843
1,500	Mansfield Texas Independent School District, GO	4.00	2/15/13	1,620
500	Texas Tech University Revenue, Financing System, Series 9 (AMBAC)	5.00	2/15/13	556

				3,019

	Utah — 3.21%
1,000	Murray City Utah School District, GO, Prerefunded 8/1/11 @ 100.00	5.00	8/1/13	1,071

	Washington — 7.54%
1,250	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series S	5.00	7/1/15	1,437
1,000	Washington State, Series R-03-A, GO, Callable 1/1/12 @ 100.00 (NATL-RE)	5.00	1/1/14	1,077

				2,514

	Total Municipal Bonds			32,221

	Mutual Funds — 2.16%
722,383	SSgA Tax-Free Money Market Fund (b)	0.01		722

	Total Mutual Funds			722

	Total Investments (cost $31,984) — 98.77%			32,943
	Other assets in excess of liabilities — 1.23%			409

	Net Assets — 100.00%			$33,352

(a)	Zero Coupon Security. Effective rate shown is as of December 31, 2009.

(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2009.

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assurance, Inc.

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

Q-SBLF — Qualified School Bond Loan Fund

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 95.06%
	Alabama — 2.21%
$2,350	Alabama State Public School & College Authority Revenue, Capital Improvement, Callable 12/1/17 @ 100.00	5.00	12/1/24	$2,474
3,000	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/14	3,352
430	Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC)	5.00	3/1/14	430
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,697
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,134
500	Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	515

				12,602

	Alaska — 0.07%
400	Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	401

	Arizona — 1.81%
185	Arizona Health Facilities Authority Hospital Systems Revenue, Phoenix Baptist Hospital & Medical, ETM	6.25	9/1/11	192
2,510	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,632
345	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	351
365	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	380
380	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	404
395	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	428
250	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	275
335	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	367
250	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	272
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	2,074
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,618
330	Tucson & Pima Counties Arizona Industrial Development Authorities, Single Family Mortgage Revenue, Mortgage Backed Securities, Series A1, AMT (GNMA/FNMA/FHLMC)	6.00	7/1/21	332

				10,325

	Arkansas — 0.93%
860	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/11	878
530	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/13	552
410	Cabot Arkansas Sales & Use Tax (XLCA)	4.30	12/1/31	387
465	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	495
500	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/11	517
1,025	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/16	1,032
970	Stuttgart Arkansas Sales & Use Tax Revenue (AMBAC)	4.20	10/1/31	940
505	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	505

				5,306

	California — 15.67%
800	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	801
5,000	California State Economic Recovery, Series A, GO, Callable 7/1/19 @ 100.00	5.00	7/1/20	5,290
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	956
4,000	California State Water Resource Development, Series M, GO	4.90	10/1/14	4,006
4,400	California State, Department Water Resources, Central Valley Project	5.25	7/1/22	4,401

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	California (continued)
$250	California State, GO	6.30	9/1/11	$271
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,252
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,300
5,000	California State, GO	5.00	8/1/21	5,075
1,000	California State, GO	5.00	8/1/22	1,005
250	California State, GO	5.00	11/1/22	252
960	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	984
9,620	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1, Callable 6/1/17 @ 100.00	4.50	6/1/27	8,689
4,000	Irvine Ranch Water District, Series B, GO (LOC)(a)	0.20	10/1/41	4,000
3,151	Knightsen School District Lease Certificates California, Flexfund Program	4.75	12/1/27	2,929
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,493
1,405	Manteca California Financing Authority Sewer Revenue, Series B (MBIA)	5.00	12/1/33	1,370
5,000	Sacramento County California Airport System Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/23	5,150
5,000	San Diego California Public Facilities Financing Authority, Sewer Revenue, Series A, Callable 5/15/19 @ 100.00	5.00	5/15/23	5,338
5,530	San Francisco California City & County Airports Commission International Terminal Revenue, Series E, Callable 5/1/19 @ 100.00	5.25	5/1/23	5,899
8,000	San Francisco California City & County Public Utilities Commission, Water Revenue, Series B, Callable 11/1/19 @ 100.00	5.00	11/1/26	8,517
2,140	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B (MBIA)	5.13	9/1/19	2,065
2,500	Tuolumne Wind Project Authority California Revenue, Series A, Callable 1/1/19 @ 100.00	5.25	1/1/24	2,620
100	Turlock California Public Financing Authority	5.25	9/1/15	100
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,780
760	Victor California Elementary School District Certificates of Participation (MBIA)	6.45	5/1/18	812

				89,355

	Colorado — 1.54%
1,070	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	5.00	6/15/14	1,110
2,355	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	4.10	8/15/14	2,453
1,500	Colorado Housing Finance Authority Single Family Mortgage Revenue, Series A-5, Class III	5.00	11/1/34	1,509
3,515	El Paso County Colorado Certificates of Participation, Judicial Complex Project, Series A (AMBAC)	4.00	12/1/19	3,553
132	University of Colorado Registrants Participation Institutes	6.00	12/1/13	140

				8,765

	Connecticut — 0.48%
740	Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	754
2,040	Connecticut State Health & Educational Facilities Authority Revenue, St. Francis Hospital & Medical Center (RADIAN)	5.50	7/1/17	2,001

				2,755

	Delaware — 1.55%
2,995	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (FSA)	5.80	7/1/35	3,036
5,000	Delaware State, Series B, GO	5.00	1/1/17	5,824

				8,860

	District of Columbia — 0.80%
1,865	District of Columbia Housing Finance Agency, Multi-Family Housing Revenue, Azeeze Bates Apartments Project (FHLMC)	4.80	11/1/36	1,817

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	District of Columbia (continued)
$505	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	$507
2,000	District of Columbia Income Tax Secured Revenue, Series A, Callable 12/1/19 @ 100.00	5.00	12/1/22	2,244

				4,568

	Florida — 8.26%
1,150	Brevard County Florida School Board Certificates of Participation, Series B (FGIC)	5.00	7/1/20	1,174
2,290	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B (RADIAN)	6.25	4/1/15	2,344
995	Capital Trust Agency Florida Revenue, Seminole Tribe Convention, Series A, Prerefunded 10/01/12 @ 102.00 (b)	8.95	10/1/33	1,210
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,288
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,113
1,955	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	1,923
1,695	Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,706
4,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	4,290
1,500	Florida State Turnpike Authority Revenue, Department of Transportation, Series A (AGM)	5.00	7/1/13	1,673
2,500	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (FSA)	5.00	10/1/14	2,671
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (FSA)	5.00	10/1/15	3,378
580	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	581
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,399
1,290	Jacksonville Florida Sales Tax Revenue, River City Renaissance Project (FGIC)	5.13	10/1/18	1,291
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,103
500	Miami-Dade County Florida Special Obligation (MBIA)(a)	5.00	10/1/35	482
4,240	Miami-Dade County Florida Transit Sales Surtax Revenue, Series A (Assured GTY)	5.00	7/1/15	4,668
1,370	Okaloosa County Florida, Water and Sewer Revenue (FSA)	4.50	7/1/25	1,375
775	Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D (MBIA)	5.75	10/1/13	784
1,700	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/15	1,922
750	Osceola County Florida Housing Financial Authority Multi-Family Revenue (FHLMC)	4.05	1/1/37	756
1,000	Volusia County Florida Educational Facilities Authority Revenue (RADIAN)	5.00	10/15/25	959

				47,090

	Georgia — 1.38%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	3,957
1,250	Gwinnett County Georgia Development Authority Public School Project Certificates of Participation, Prerefunded 1/1/14 @ 100.00 (NATL-RE)	5.25	1/1/20	1,439
2,685	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System (RADIAN)	5.25	7/1/23	2,459

				7,855

	Hawaii — 0.52%
225	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	226
2,500	Honolulu City & County Hawaii Wastewater System Revenue, Series A, Callable 7/1/19 @ 100.00	5.00	7/1/22	2,714

				2,940

	Idaho — 0.43%
100	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/22	96

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Idaho (continued)
$520	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series E, Class III, AMT	5.30	1/1/22	$526
1,810	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,844

				2,466

	Illinois — 5.05%
230	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	238
540	Bolingbrook Illinois Sales Tax Revenue	5.75	1/1/15	321
535	Chicago Illinois City Colleges, Chicago Capital Improvement (FGIC)	6.00	1/1/11	541
2,970	Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	2,680
475	Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D (AMBAC)	5.50	1/1/17	492
500	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	505
3,586	Gilberts Illinois Special Services Area No. 9 Special Tax	4.40	3/1/25	3,639
2,330	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,414
240	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	250
830	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	784
2,125	Illinois Educational Facilities Authority Revenue (c)	5.49	7/1/14	1,617
380	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	395
1,250	Illinois Finance Authority Revenue, Metropolis Project	5.00	12/1/24	1,205
900	Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	904
100	Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	98
645	Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	664
5,000	Illinois State, Series B, GO	5.00	1/1/16	5,538
1,640	Lake County Illinois Community School District (FSA) (c)	6.31	12/1/17	1,232
180	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	221
2,742	Lakemoor Village Illinois (RADIAN)	5.00	3/1/27	2,382
325	Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building (FGIC)	5.50	2/1/16	342
400	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	402
1,385	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,387
350	Sauk Village Illinois, Tax Increment, Series A (RADIAN)	5.35	12/1/13	373
220	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	203

				28,827

	Indiana — 2.38%
1,170	Bartholomew County Indiana Building Corp. Revenue	4.38	7/15/18	1,172
1,440	Bartholomew County Indiana Building Corp. Revenue	4.50	7/15/20	1,435
550	Elkhart County Indiana, Corrections Complex Relief (FSA)	4.13	12/1/21	550
385	Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Unrefunded (MBIA)	5.00	11/1/10	385
600	Indiana State Finance Authority Economic Development Revenue, National FFA Organization Project	4.85	1/1/27	487
2,000	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	2,081
2,500	IPS Multi-School Building Corp. Indiana (FSA)	4.50	1/15/31	2,317
1,390	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project (RADIAN)	5.50	11/1/17	1,398
1,735	Ligonier Indiana Municipal Sewer Works Revenue, Series B	4.75	1/1/23	1,600

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Indiana (continued)
$2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	$2,156

				13,581

	Kentucky — 0.77%
4,210	Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,372

	Louisiana — 2.57%
500	Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue, ETM (FHA)	7.30	4/1/10	508
1,015	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	1,050
1,120	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	1,127
320	Louisiana Local Government Environment Facilities, Community Development Authority Revenue, Jefferson Recreation & Cultural Project (AMBAC)	4.13	4/1/19	323
865	Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	939
930	Louisiana Public Facilities Authority Revenue, Baton Rouge General (MBIA)	5.25	7/1/24	950
10,000	Louisiana Public Facilities Authority Revenue, Tulane University Project (MBIA) (a)	0.88	2/15/36	6,747
2,896	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	3,040

				14,684

	Maryland — 0.33%
750	Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	751
1,000	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,136

				1,887

	Massachusetts — 1.23%
3,180	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A	5.25	7/1/28	3,696
335	Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	387
2,065	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F (AMBAC)	6.25	7/1/12	2,142
435	Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	435
370	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	372

				7,032

	Michigan — 2.10%
4,000	Detroit Michigan Sewer Disposal System Revenue, Series C-1, Callable 7/1/19 @ 100.00	6.50	7/1/24	4,385
1,435	Kalamazoo Michigan Hospital Finance Authority Hospital Facilities Revenue, Borgess Medical Center, Series A, ETM (FGIC)	5.00	6/1/13	1,507
285	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	299
250	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	257
2,715	Michigan Municipal Board Authority Revenue, School Loan, Series A	5.25	12/1/11	2,889
1,000	Michigan State Hospital Finance Authority Revenue, Henry Ford Health System	5.50	11/15/17	1,033
1,275	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	1,416
195	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	205

				11,991

	Minnesota — 0.08%
445	White Earth Band of Chippewa Indians Minnesota Revenue, Series A (ACA) (b)	7.00	12/1/11	447

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Mississippi — 0.27%
$925	Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	$880
670	Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	670

				1,550

	Missouri — 2.41%
545	Grandview Missouri Certificates of Participation (FGIC)	5.25	1/1/18	565
550	Kansas City Missouri Industrial Development Authority, Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	578
250	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital (RADIAN)	4.13	8/15/12	246
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	5,647
4,295	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	4,429
170	Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	152
325	St. Charles County Missouri Health Care, AMT (LOC)	5.40	11/15/16	323
885	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/19	851
1,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/20	952

				13,743
	Montana — 0.24%
1,250	Montana Facilities Finance Authority Revenue, Benefits Health System (Assured GTY)	5.00	1/1/13	1,360

	Nebraska — 0.46%
390	Clay County Nebraska, AMT (LOC)	5.25	3/15/14	386
40	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	40
50	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	49
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	285
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	441
1,030	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/20	765
1,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/25	669

				2,635

	Nevada — 0.63%
3,000	Clark County Nevada Airport Revenue System, Series C, Callable 7/1/19 @ 100.00 (FSA)	5.00	7/1/23	3,198
415	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	413

				3,611

	New Hampshire — 0.07%
410	New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy (ACA)	5.00	7/1/13	399

	New Jersey — 2.58%
85	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/12	91
90	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/14	100
95	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/15	106
719	Berkeley Township New Jersey GO (AMBAC)	4.50	7/1/20	754
2,190	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,264
7,555	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,719
595	Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A (MBIA)	6.25	8/15/10	605
500	New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	598
2,180	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series C, Prerefunded 6/15/13 @ 100.00	5.50	6/15/21	2,506

				14,743

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York — 3.86%
$105	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	$108
110	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.40	12/1/18	112
185	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/10	184
895	East Rochester New York Housing Authority Revenue, Gates Senior Housing Project (GNMA)	6.13	4/20/43	951
900	East Rockaway New York Union Free School District GO (FSA)	4.50	7/1/18	962
760	East Rockaway New York Union Free School District GO (FSA)	4.50	7/1/20	801
765	East Rockaway New York Union Free School District GO (FSA)	4.50	7/1/21	804
500	Long Island Power Authority New York Electrical Systems Revenue, Series B	5.00	6/1/11	525
5,000	New York City Transitional Finance Authority Revenue, Series B	5.00	11/1/17	5,700
760	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	800
2,285	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,532
3,670	New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	6.10	8/1/41	3,903
465	New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	480
395	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	415
1,415	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	1,448
2,200	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A, AMT (FNMA)	4.50	11/15/27	2,051
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	212

				21,988

	North Carolina — 2.20%
5,000	Mecklenburg County North Carolina, Series C, GO	5.00	3/1/15	5,808
855	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	846
45	North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc. (ACA)	6.00	8/15/10	45
5,000	North Carolina State, Series A, GO	5.00	3/1/19	5,826

				12,525

	North Dakota — 0.51%
1,250	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,253
1,650	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,653

				2,906

	Ohio — 3.39%
1,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,035
500	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.25	11/15/14	523
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,018
440	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	443
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,145
500	Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	533
3,500	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.70	7/1/37	3,692
250	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.95	7/1/37	263

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio (continued)
$780	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	$697
210	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	214
230	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	234
630	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	527
2,000	Summit County Ohio Port Authority, Multi-Family Housing Revenue, Edgewood Apartments Project, AMT (GIC-Trans America Life Insurance Co.)	4.25	5/1/10	2,005
1,000	University of Toledo Ohio, General Receipts Bonds, Series A (AMBAC)	4.50	6/1/30	1,000

				19,329

	Oklahoma — 0.39%
310	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.79	9/1/32	325
1,900	Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	1,917

				2,242

	Pennsylvania — 9.29%
260	Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	260
1,290	Allegheny County Pennsylvania Hospital Development Authority Revenue, Series B, Prerefunded 11/15/10 @ 102.00	9.25	11/15/15	1,388
1,320	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, SUB, AMT (GNMA)	5.75	5/1/33	1,349
1,420	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/23	1,367
395	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	382
95	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95
1,300	Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A (ACA)	4.00	4/15/13	1,157
1,240	Chester Upland School District Pennsylvania, Callable 5/15/10 @ 100	4.20	5/15/13	1,250
1,065	Chester Upland School District Pennsylvania (XLCA)	4.90	9/15/17	1,147
1,405	Chester Upland School District Pennsylvania (XLCA)	4.95	9/15/18	1,494
545	Claysburg Kimmel Pennsylvania School District (FGIC)	3.90	1/15/18	545
205	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	205
885	Delaware County Pennsylvania Authority Health Facilities Revenue, Mercy Health Corp. Project, ETM	5.75	12/15/20	977
750	Delaware County Pennsylvania Authority, 1st Mortgage Revenue, White Horse Village Project, Series A, Prerefunded 7/1/10 @ 101.00	7.63	7/1/30	783
3,325	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	3,512
8,000	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series C (a)	0.92	6/1/37	5,601
200	Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	194
250	Lancaster Pennsylvania Higher Education Authority College Revenue, Franklin & Marshall College	5.00	4/15/23	261
250	Lancaster Pennsylvania School District, Series A (FSA)	4.13	6/1/21	255
240	McKeesport Pennsylvania Area School District, ETM (FSA)	5.00	4/1/13	247
235	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	249
1,300	Montgomery County Pennsylvania Higher Education & Health Authority Revenue, Arcadia University (RADIAN)	5.00	4/1/21	1,281

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania — 9.29%
$1,800	Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	$1,849
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,789
680	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	687
5,310	Pennsylvania State Higher Educational Facilities Authority Revenue, Foundation for Indiana University, Series A (XLCA)(a)	0.64	7/1/17	4,618
800	Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	810
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,749
310	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.88	11/15/16	276
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	1,020
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,017
250	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A	5.00	5/15/10	251
2,500	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A (AMBAC)	5.13	5/15/18	2,508
800	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	804
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	1,015
840	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	853
700	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	711
280	Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital (RADIAN)	5.95	8/1/16	279
1,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B	5.38	11/15/34	1,164
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,326
280	York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	279

				53,004

	Puerto Rico — 3.64%
4,950	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC)	5.50	7/1/26	4,887
5,000	Puerto Rico Electric Power Authority, Power Revenue, Series VV (NATL-RE)	5.25	7/1/29	5,018
4,000	Puerto Rico Public Buildings Authority Revenue Guaranteed, Government Facilities, Series H (XLCA)	5.25	7/1/13	4,253
6,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, Callable 8/1/19 @ 100.00	5.50	8/1/23	6,400
185	University of Puerto Rico Revenues	5.50	6/1/12	185

				20,743

	Rhode Island — 0.05%
300	Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (RADIAN)	5.75	7/1/10	300

	South Carolina — 1.12%
705	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	729
5,000	Richland County South Carolina School District No. 2, Series A, GO, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/21	5,687

				6,416

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	South Dakota — 0.09%
$450	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	$517

	Tennessee — 0.45%
175	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	186
1,645	Metro Government Nashville & Davidson County Tennessee, Health & Education Facilities Board (RADIAN)	5.10	8/1/16	1,491
855	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	883

				2,560

	Texas — 7.35%
910	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	972
285	Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	294
165	Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A (ACA)	5.25	2/15/10	165
4,260	Fort Worth Texas General Purpose, GO	5.00	3/1/15	4,880
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,619
500	Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract (RADIAN)	5.25	9/1/10	504
175	Harris County Texas Housing Finance Corp., Multi-Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	176
290	Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	308
400	Lubbock Texas Health Facility Revenue (GNMA)	5.88	3/20/37	413
1,730	North Texas Health Facilities Development Corp. Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,735
620	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	638
525	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	535
805	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	815
845	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	854
635	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	718
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,746
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,160
4,000	San Antonio Texas Electric & Gas Revenue, Callable 2/1/15 @ 100.00 (NATL-RE-IBC)	5.00	2/1/20	4,301
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,839
3,000	Texas State Public Financial Authority, Series A, GO	5.00	10/1/13	3,401
500	Texas Water Development Board Revenue, Series B	5.75	7/15/12	501
1,895	Waxahachie, Texas (AMBAC)	4.00	8/1/18	1,933
1,970	Waxahachie, Texas (AMBAC)	4.00	8/1/19	1,988
585	Waxahachie, Texas (AMBAC)	4.20	8/1/22	589
580	Waxahachie, Texas (AMBAC)	4.25	8/1/23	583
1,240	Waxahachie, Texas (AMBAC)	4.25	8/1/24	1,237

				41,904

	Utah — 1.45%
525	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/12	532
410	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/15	405
3,000	Utah County Environmental Improvement Revenue, Marathon Oil Project	5.05	11/1/17	3,112
850	Utah Housing Corp., Single Family Mortgage Revenue, AMT	5.25	7/1/25	849
455	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	457
2,500	Utah State, Series C, GO	5.00	7/1/18	2,896

				8,251

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Virginia — 0.29%
$305	Chesterfield County Virginia Industrial Development Authority	5.00	7/1/14	$307
1,000	Loudoun County Virginia, Series A, GO (State Aid Withholding)	5.00	7/1/14	1,156
185	Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	185

				1,648

	Washington — 2.90%
1,000	Energy Northwest Washington Electric Revenue, Columbia Generating, Series D	5.00	7/1/12	1,098
3,000	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	3,254
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,768
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,063
1,750	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,933
470	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A (GNMA)	6.35	8/20/39	490
400	Washington State Health Care Facilities Authority Revenue, Grays Harbor Community Hospital, Prerefunded 7/1/10 @ 101.00 (RADIAN)	5.85	7/1/12	412
1,500	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,508

				16,526

	West Virginia — 0.54%
1,410	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/18	1,307
800	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.10	9/1/20	722
1,000	Shepherd University Board of Governors, West Virginia Revenue, Residence Facilities Projects (MBIA)	5.00	6/1/25	1,030

				3,059

	Wisconsin — 0.72%
975	Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	987
3,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital (FHA)	5.60	7/15/22	3,101

				4,088

	Total Municipal Bonds			542,156

	Taxable Municipal Bonds — 1.88%
	Georgia — 0.15%
990	Fulton County Georgia Development Authority	5.75	3/1/14	839

	Illinois — 0.80%
5,065	Southwestern Illinois Development Authority, Solid Waste Disposal Revenue (RADIAN)	6.05	8/1/20	4,557

	Ohio — 0.87%
4,970	Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B (b)	5.00	10/15/15	4,453
500	Summit County Ohio Port Authority Revenue (b)	5.40	11/15/10	502

				4,955
	Virginia — 0.06%
4,740	Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A (d)	5.50	9/1/34	352

	Total Taxable Municipal Bonds			10,703

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 0.22%
$3,939	ASC Equipment	5.13	3/1/08	$—
1,480	Staunton Hotel LLC (d)	7.75	6/1/29	1,280

	Total Corporate Bonds			1,280

	Time Deposits — 1.79%
10,187	State Street Liquidity Management Control System Time Deposit	0.01	1/4/10	10,187

	Total Time Deposits			10,187

	Total Investments (cost $576,170) — 98.95%			564,326
	Other assets in excess of liabilities — 1.05%			5,996

	Net Assets — 100.00%			$570,322

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2009. The maturity date represents actual maturity date.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Zero Coupon Security. Effective rate shown is as of December 31, 2009.

(d)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 0.29% of the Portfolio’s net assets.

ACA — American Capital Access

ADFA/ADED — Arkansas Development Finance Authority

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

CIFG — CDC IXIS Financial Guaranty

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance, Inc.

GIC — Guaranteed Insurance Contract

GNMA — Government National Mortgage Association

GO — General Obligation

GTY — Guaranty

HUD — Housing and Urban Development

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

MBIA-IBC — MBIA Insured Bond Certificate

NATL-RE — Reinsurance provided by National Reinsurance

NATL-RE-IBC — Reinsurance provided by National Reinsurance Insured Bond Certificate

PSF-GTD — Permanent School Fund Guaranteed

RADIAN — Radian Group, Inc.

SCSDE — Insured by South Carolina School Discount Enhancement

SONYMA — State of New York Mortgage Agency

SUB — Subordinate Bond

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities

December 31, 2009 (Unaudited)

(Amounts in thousands except per share amounts)

	Value Equity Portfolio	Institutional Value Equity Portfolio	Growth Equity Portfolio	Institutional Growth Equity Portfolio	Small Capitalization Equity Portfolio
ASSETS:
Investments, at value (Cost $478,192, $452,669, $658,864, $638,036 and $166,416, respectively)	$556,659	$504,317	$849,389	$719,402	$181,535

Total Investments	556,659	504,317	849,389	719,402	181,535

Cash*	—	16	1	265	3,908
Foreign currency, at value (Cost $0, $11, $0, $4 and $0, respectively)	—	11	—	4	—
Unrealized appreciation on forward currency contracts	—	56	—	77	—
Receivable from investments sold	344	2,131	920	3,561	2,798
Dividends and interest receivable	841	683	835	568	243
Receivable for Portfolio shares sold	96	16	113	68	21
Variation margin receivable on future contracts	—	—	—	11	—
Foreign tax reclaim receivable	172	60	123	33	—
Prepaid expenses and other assets	19	14	26	19	41

Total Assets	558,131	507,304	851,407	724,008	188,546

LIABILITIES:
Written options, at fair value (premiums received $0, $15, $0, $19 and $0, respectively)	—	7	—	9	—
Payable for investments purchased	3,691	2,639	608	1,570	1,944
Cash overdraft	—	—	—	—	396
Unrealized depreciation on forward currency contracts	—	3	—	4	—
Payable for Portfolio shares redeemed	56	48	214	239	285
Variation margin payable on future contracts	17	1,000	22	1,407	5
Advisory fees payable	212	205	358	318	124
Administrative services fees payable	9	8	16	13	5
Other accrued expenses	94	65	112	87	11

Total Liabilities	4,079	3,975	1,330	3,647	2,770

NET ASSETS	$554,052	$503,329	$850,077	$720,361	$185,776

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$51	$46	$73	$61	$17
Additional paid-in capital	814,146	547,211	834,293	734,335	220,646
Accumulated net investment income/(distributions in excess of net investment income)	15	(415)	33	(520)	(33)
Accumulated net realized loss from investments, futures, options and foreign currency transactions	(338,637)	(96,086)	(174,884)	(96,250)	(49,992)
Net unrealized appreciation on investments, futures, options and foreign currency translations	78,477	52,573	190,562	82,735	15,138

Net Assets	$554,052	$503,329	$850,077	$720,361	$185,776

SHARES OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	51,418	45,694	72,917	61,273	17,214

Net Asset Value, offering and redemption price per share (a)	$10.78	$11.02	$11.66	$11.76	$10.79

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
*	All of the cash shown for Institutional Value and Institutional Growth represents collateral held for futures.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities (continued)

December 31, 2009 (Unaudited)

(Amounts in thousands except per share amounts)

	Institutional Small Capitalization Equity Portfolio	Real Estate Securities Portfolio	International Equity Portfolio	Institutional International Equity Portfolio	Emerging Markets Portfolio
ASSETS:
Investments, at value (Cost $117,295, $150,657, $722,119, $1,468,919 and $264,075, respectively)	$133,945	$173,305	$987,995	$1,487,933	$267,473

Total Investments	133,945	173,305	987,995	1,487,933	267,473

Cash	1,383	—	—	—	10,354
Foreign currency, at value (Cost $0, $0, $304, $0 and $129, respectively)	—	—	298	—	127
Unrealized appreciation on forward currency contracts	—	—	618	913	230
Receivable from investments sold	1,102	—	3,168	1,918	—
Dividends and interest receivable	180	836	1,262	565	81
Receivable for Portfolio shares sold	—	29	681	105	251
Foreign tax reclaim receivable	—	1	927	10	—
Variation margin receivable on future contracts	—	—	—	—	3,734
Prepaid expenses and other assets	13	8	53	65	14

Total Assets	136,623	174,179	995,002	1,491,509	282,264

LIABILITIES:
Payable for investments purchased	1,267	140	10,705	10,803	1,041
Foreign currency, at value ($0, $0, $0, $397 and $0, respectively)	—	—	—	421	—
Unrealized depreciation on forward currency contracts	—	—	28	41	—
Payable for Portfolio shares redeemed	10	—	4	—	—
Variation margin payable on future contracts	5	—	—	—	—
Advisory fees payable	92	230	2,296	603	116
Administrative services fees payable	3	2	26	17	3
Other accrued expenses	17	2	277	114	23

Total Liabilities	1,394	374	13,336	11,999	1,183

NET ASSETS	$135,229	$173,805	$981,666	$1,479,510	$281,081

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$13	$13	$101	$152	$15
Additional paid-in capital	174,995	151,281	999,361	1,459,908	275,699
Accumulated net investment income/(distributions in excess of net investment income)	(88)	28	861	805	7
Accumulated net realized gain/(loss) from investments, futures, options and foreign currency transactions and translations	(56,360)	(165)	(285,158)	(1,225)	985
Net unrealized appreciation on investments, futures, options and foreign currency translations	16,669	22,648	266,501	19,870	4,375

Net Assets	$135,229	$173,805	$981,666	$1,479,510	$281,081

SHARES OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	12,632	13,104	100,523	151,538	14,657

Net Asset Value, offering and redemption price per share (a)	$10.71	$13.26	$9.77	$9.76	$19.18

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities (continued)

December 31, 2009 (Unaudited)

(Amounts in thousands except per share amounts)

	Fixed Income Portfolio	Fixed Income II Portfolio	Fixed Income Opportunity Portfolio	Short-Term Municipal Bond Portfolio	Intermediate Term Municipal Bond Portfolio
ASSETS:
Investments, at value (Cost $439,975, $411,031, $349,184, $31,984 and $576,170, respectively)	$441,770	$409,989	$376,731	$32,943	$564,326

Total Investments	441,770	409,989	376,731	32,943	564,326

Foreign currency, at value (Cost $0, $513, $0, $0 and $0, respectively)	—	523	—	—	—
Unrealized appreciation on forward currency contracts	—	292	—	—	—
Receivable from investments sold	6,518	128,784	—	—	—
Dividends and interest receivable	3,211	2,437	7,311	422	7,894
Receivable for Portfolio shares sold	1,644	1,390	44	64	2,336
Foreign tax reclaim receivable	—	—	1	—	—
Prepaid expenses and other assets	22	19	20	7	17

Total Assets	453,165	543,434	384,107	33,436	574,573

LIABILITIES:
Distributions payable	1,812	1,805	—	76	2,113
Payable for investments purchased	23,155	166,337	—	—	1,929
Payable for Portfolio shares redeemed	115	1	75	—	46
Variation margin payable on future contracts	—	167	—	—	—
Advisory fees payable	87	78	786	5	121
Administrative services fees payable	8	7	7	1	10
Other accrued expenses	26	46	10	2	32

Total Liabilities	25,203	168,441	878	84	4,251

NET ASSETS	$427,962	$374,993	$383,229	$33,352	$570,322

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$49	$38	$57	$3	$60
Additional paid-in capital	463,915	382,130	408,478	32,413	603,890
Accumulated net investment income/(distributions in excess of net investment income)	558	(524)	(7)	(20)	(49)
Accumulated net realized loss from investments, futures, options and foreign currency transactions	(38,355)	(5,200)	(52,846)	(3)	(21,735)
Net unrealized appreciation/depreciation on investments, futures, options and foreign currency translations	1,795	(1,451)	27,547	959	(11,844)

Net Assets	$427,962	$374,993	$383,229	$33,352	$570,322

SHARES OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	49,175	38,121	56,633	3,245	60,463

Net Asset Value, offering and redemption price per share (a)	$8.70	$9.84	$6.77	$10.28	$9.43

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Operations

For the Six Months Ended December 31, 2009 (Unaudited)

(Amounts in thousands)

	Value Equity Portfolio	Institutional Value Equity Portfolio	Growth Equity Portfolio	Institutional Growth Equity Portfolio	Small Capitalization Equity Portfolio
INVESTMENT INCOME:
Interest	$1	$85	$—	$—	$16
Dividends (net of foreign withholding tax of $0, $0, $0, $0 and $3, respectively)	6,082	4,228	5,012	2,741	1,858

Total Investment Income	6,083	4,313	5,012	2,741	1,874

EXPENSES:
Advisory fees	671	682	1,003	917	879
Management fees	134	116	206	164	77
Administrative services fees	132	114	203	161	76
Custodian fees	34	29	55	45	17
Professional fees	49	37	75	51	21
Registration and filing fees	6	10	6	9	4
Trustee fees	35	27	54	36	16
Other expenses	19	16	31	23	21

Total Expenses before waivers and expenses paid indirectly	1,080	1,031	1,633	1,406	1,111
Less: Expenses waived by Specialist Manager	(71)	(59)	—	—	—
Expenses paid indirectly	(33)	(34)	(29)	(23)	(21)

Net Expenses	976	938	1,604	1,383	1,090

Net Investment Income	5,107	3,375	3,408	1,358	784

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	5,056	18,407	23,841	(6,207)	19,680
Net realized gains/(losses) from futures transactions	574	15,888	557	21,816	(7)
Net realized gains from written options transactions	—	131	—	186	—
Net realized gains from foreign currency transactions	—	91	—	111	—

Net realized gains from investments, futures, written options and foreign currency transactions	5,630	34,517	24,398	15,906	19,673

Change in unrealized appreciation/depreciation on investments	97,303	54,497	150,092	120,008	37,777
Change in unrealized appreciation/depreciation on futures	121	1,451	104	2,503	19
Change in unrealized appreciation/depreciation on written options	—	(2)	—	(3)	—
Change in unrealized appreciation/depreciation on foreign currency translations	—	46	—	69	—

Change in unrealized appreciation/depreciation on investments, futures, written options and foreign currency transactions	97,424	55,992	150,196	122,577	37,796

Net realized/unrealized gains from investments, futures, written options and foreign currency transactions and translations	103,054	90,509	174,594	138,483	57,469

Change in net assets resulting from operations	$108,161	$93,884	$178,002	$139,841	$58,253

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2009 (Unaudited)

(Amounts in thousands)

	Institutional Small Capitalization Equity Portfolio	Real Estate Securities Portfolio	International Equity Portfolio	Institutional International Equity Portfolio(a)	Emerging Markets Portfolio(b)
INVESTMENT INCOME:
Interest	$—	$—	$31	$1	$—
Dividends (net of foreign withholding tax of $1, $13, $983, $143 and $2, respectively)	1,401	2,351	12,523	1,766	237

Total Investment Income	1,401	2,351	12,554	1,767	237

EXPENSES:
Advisory fees	646	341	3,815	623	109
Management fees	57	24	461	75	7
Administrative services fees	56	23	458	68	7
Custodian fees	12	6	520	57	20
Professional fees	15	7	143	19	1
Registration and filing fees	4	4	32	52	10
Trustee fees	11	4	108	5	1
Other expenses	14	6	70	37	13

Total Expenses before expenses paid indirectly	815	415	5,607	936	168
Less: Expenses paid indirectly	(14)	(2)	(5)	—	—

Net Expenses	801	413	5,602	936	168

Net Investment Income	600	1,938	6,952	831	69

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	(2,462)	(127)	127,626	(1,183)	(2)
Net realized gains/(losses) from futures transactions	(7)	—	—	—	1,275
Net realized losses from foreign currency transactions	—	(7)	(539)	(42)	(288)

Net realized gains/(losses) from investments, redemptions in-kind, futures and foreign currency transactions	(2,469)	(134)	127,087	(1,225)	985

Change in unrealized appreciation/depreciation on investments	42,964	22,579	274,681	19,014	3,398
Change in unrealized appreciation/depreciation on futures	19	—	—	—	748
Change in unrealized appreciation/depreciation on foreign currency translations	—	—	616	856	229

Change in unrealized appreciation/depreciation on investments, futures and foreign currency transactions	42,983	22,579	275,297	19,870	4,375

Net realized/unrealized gains from investments, redemptions in- kind, futures and foreign currency transactions and translations	40,514	22,445	402,384	18,645	5,360

Change in net assets resulting from operations	$41,114	$24,383	$409,336	$19,476	$5,429

(a)	For the period November 20, 2009 (commencement of operations) through December 31, 2009.
(b)	For the period December 10, 2009 (commencement of operations) through December 31, 2009.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2009 (Unaudited)

(Amounts in thousands)

	Fixed Income Portfolio	Fixed Income II Portfolio	Fixed Income Opportunity Portfolio	Short-Term Municipal Bond Portfolio	Intermediate Term Municipal Bond Portfolio
INVESTMENT INCOME:
Interest	$10,490	$6,166	$16,154	$476	$11,302
Dividends	24	44	140	—	—

Total Investment Income	10,514	6,210	16,294	476	11,302

EXPENSES:
Advisory fees	409	349	774	20	535
Management fees	102	85	90	8	134
Administrative services fees	100	84	88	8	132
Custodian fees	21	19	18	1	32
Professional fees	30	26	26	2	47
Registration and filing fees	18	13	15	4	2
Trustee fees	21	18	18	1	33
Other expenses	12	11	10	—	20

Total Expenses before waivers	713	605	1,039	44	935
Less: Expenses waived by Specialist Manager	(31)	—	—	—	—

Net Expenses	682	605	1,039	44	935

Net Investment Income	9,832	5,605	15,255	432	10,367

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	5,892	3,100	5,881	(2)	(8,687)
Net realized gains from futures transactions	—	379	—	—	—
Net realized gains from written options transactions	—	257	—	—	—
Net realized losses from foreign currency transactions	—	(126)	—	—	—

Net realized gains/(losses) from investments, futures, written options and foreign currency transactions	5,892	3,610	5,881	(2)	(8,687)

Change in unrealized appreciation/depreciation on investments	12,238	6,059	25,647	227	22,378
Change in unrealized appreciation/depreciation on futures	—	(922)	—	—	—
Change in unrealized appreciation/depreciation on written options	—	11	—	—	—
Change in unrealized appreciation/depreciation on foreign currency translations	—	64	—	—	—

Change in unrealized appreciation/depreciation on investments, futures, written options and foreign currency transactions and translations	12,238	5,212	25,647	227	22,378

Net realized/unrealized gains from investments, futures, written options and foreign currency transactions and translations	18,130	8,822	31,528	225	13,691

Change in net assets resulting from operations	$27,962	$14,427	$46,783	$657	$24,058

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets

(Amounts in thousands)

	Value Equity Portfolio		Institutional Value Equity Portfolio		Growth Equity Portfolio
	Six Months Ended December 31, 2009	Year Ended June 30, 2009	Six Months Ended December 31, 2009	Period Ended June 30, 2009(a)	Six Months Ended December 31, 2009	Year Ended June 30, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$5,107	$14,194	$3,375	$9,633	$3,408	$9,177
Net realized gains/(losses) from investments, futures, written options and foreign currency transactions	5,630	(288,662)	34,517	(130,629)	24,398	(79,691)
Change in unrealized appreciation/depreciation on investments, futures, written options and foreign currency translations	97,424	38,290	55,992	(3,419)	150,196	(212,394)

Change in net assets resulting from operations	108,161	(236,178)	93,884	(124,415)	178,002	(282,908)

Distributions to Shareholders from:
Net investment income	(5,100)	(14,883)	(4,479)	(8,918)	(3,562)	(9,209)
Net realized gains from investments, futures, options, and foreign currency transactions	—	(5,968)	—	—	—	—

Change in net assets resulting from distributions	(5,100)	(20,851)	(4,479)	(8,918)	(3,562)	(9,209)

Shares of Beneficial Interest:
Proceeds from shares issued	33,297	298,889	106,239	160,463	36,486	341,837
Proceeds from shares issued in-kind	—	—	—	370,370	—	—
Proceeds from reinvestment of dividends	3,919	18,277	4,236	8,424	2,688	7,633
Cost of shares redeemed	(63,662)	(302,854)	(74,507)	(27,968)	(146,699)	(482,299)
Cost of shares redeemed in-kind	—	(370,370)	—	—	—	(585,735)

Change in net assets from shares of beneficial interest transactions	(26,446)	(356,058)	35,968	511,289	(107,525)	(718,564)

Change in net assets	76,615	(613,087)	125,373	377,956	66,915	(1,010,681)
Net Assets:
Beginning of period	477,437	1,090,524	377,956	—	783,162	1,793,843

End of period	$554,052	$477,437	$503,329	$377,956	$850,077	$783,162

Accumulated net investment income/(distributions in excess of net investment income)	$15	$8	$(415)	$689	$33	$187
Share Transactions:
Issued	3,209	31,171	10,544	15,749	3,332	36,001
Issued in-kind	—	—	—	28,444	—	—
Reinvested	368	2,005	390	950	240	825
Redeemed	(6,182)	(33,219)	(7,164)	(3,219)	(13,790)	(54,290)
Redeemed in-kind	—	(28,444)	—	—	—	(47,726)

Change in Shares	(2,605)	(28,487)	3,770	41,924	(10,218)	(65,190)

(a)	For the period July 18, 2008 (commencement of operations) through June 30, 2009.
Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	Institutional Growth Equity Portfolio		Small Capitalization Equity Portfolio		Institutional Small Capitalization Equity Portfolio
	Six Months Ended December 31, 2009	Period Ended June 30, 2009(a)	Six Months Ended December 31, 2009	Year Ended June 30, 2009	Six Months Ended December 31, 2009	Period Ended June 30, 2009(b)
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$1,358	$6,194	$784	$1,603	$600	$1,038
Net realized gains/(losses) from investments, futures, written options and foreign currency transactions	15,906	(112,195)	19,673	(43,349)	(2,469)	(53,898)
Change in unrealized appreciation/depreciation on investments, futures, written options and foreign currency translations	122,577	(39,842)	37,796	(82,833)	42,983	(26,314)

Change in net assets resulting from operations	139,841	(145,843)	58,253	(124,579)	41,114	(79,174)

Distributions to Shareholders from:
Net investment income	(3,185)	(4,848)	(846)	(1,609)	(683)	(1,037)
Tax return of capital	—	—	—	(306)	—	(22)

Change in net assets resulting from distributions	(3,185)	(4,848)	(846)	(1,915)	(683)	(1,059)

Shares of Beneficial Interest:
Proceeds from shares issued	158,855	188,476	76,423	86,787	54,498	46,352
Proceeds from shares issued in-kind	—	585,735	—	—	—	241,776
Proceeds from reinvestment of dividends	2,765	4,402	651	1,545	511	797
Cost of shares redeemed	(118,989)	(86,848)	(252,022)	(80,478)	(161,203)	(7,700)
Cost of shares redeemed in-kind	—	—	—	(241,776)	—	—

Change in net assets from shares of beneficial interest transactions	42,631	691,765	(174,948)	(233,922)	(106,194)	281,225

Change in net assets	179,287	541,074	(117,541)	(360,416)	(65,763)	200,992
Net Assets:
Beginning of period	541,074	—	303,317	663,733	200,992	—

End of period	$720,361	$541,074	$185,776	$303,317	$135,229	$200,992

Accumulated net investment income/(distributions in excess of net investment income)	$(520)	$1,307	$(33)	$29	$(88)	$(5)
Share Transactions:
Issued	15,113	18,437	5,830	8,620	5,515	4,988
Issued in-kind	—	47,726	—	—	—	18,437
Reinvested	248	498	61	179	48	97
Redeemed	(11,024)	(9,725)	(22,588)	(9,051)	(15,560)	(893)
Redeemed in-kind	—	—	—	(18,437)	—	—

Change in Shares	4,337	56,936	(16,697)	(18,689)	(9,997)	22,629

(a)	For the period August 8, 2008 (commencement of operations) through June 30, 2009.
(b)	For the period August 15, 2008 (commencement of operations) through June 30, 2009.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	Real Estate Securities Portfolio		International Equity Portfolio		Institutional International Equity Portfolio
	Six Months Ended December 31, 2009	Period Ended June 30, 2009(a)	Six Months Ended December 31, 2009	Year Ended June 30, 2009	Period Ended December 31, 2009(b)
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$1,938	$51	$6,952	$33,550	$831
Net realized gains/(losses) from investments and foreign currency transactions	(134)	73	127,087	(398,972)	(1,225)
Change in unrealized appreciation/depreciation on investments and foreign currency translations	22,579	69	275,297	(212,943)	19,870

Change in net assets resulting from operations	24,383	193	409,336	(578,365)	19,476

Distributions to Shareholders from:
Net investment income	(1,925)	(31)	(5,351)	(28,580)	(26)
Net realized gains from investments, futures, options and foreign currency transactions	(109)	—	—	(53,940)	—
Tax return of capital	—	—	—	(890)	—

Change in net assets resulting from distributions	(2,034)	(31)	(5,351)	(83,410)	(26)

Shares of Beneficial Interest:
Proceeds from shares issued	112,777	36,949	370,801	640,390	1,481,164
Proceeds from reinvestment of dividends	1,906	29	4,354	74,674	23
Cost of shares redeemed	(350)	(17)	(1,476,095)	(186,027)	(21,127)

Change in net assets from shares of beneficial interest transactions	114,333	36,961	(1,100,940)	529,037	1,460,060

Change in net assets	136,682	37,123	(696,955)	(132,738)	1,479,510
Net Assets:
Beginning of period	37,123	—	1,678,621	1,811,359	—

End of period	$173,805	$37,123	$981,666	$1,678,621	$1,479,510

Accumulated net investment income/(distributions in excess of net investment income)	$28	$15	$861	$(740)	$805
Share Transactions:
Issued	9,309	3,683	41,816	80,121	153,692
Reinvested	143	3	437	9,969	2
Redeemed	(32)	(2)	(153,784)	(24,015)	(2,156)

Change in Shares	9,420	3,684	(111,531)	66,075	151,538

(a)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.
(b)	For the period November 20, 2009 (commencement of operations) through December 31, 2009.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	Emerging Markets Portfolio	Fixed Income Portfolio		Fixed Income II Portfolio
	Period Ended December 31, 2009(a)	Six Months Ended December 31, 2009	Year Ended June 30, 2009	Six Months Ended December 31, 2009	Year Ended June 30, 2009
	(Unaudited)	(Unaudited)		(Unaudited)
Operations:
Net investment income	$69	$9,832	$16,595	$5,605	$14,306
Net realized gains/(losses) from investments, futures, written options and foreign currency transactions	985	5,892	(40,976)	3,610	(3,501)
Change in unrealized appreciation/depreciation on investments, futures, written options and foreign currency translations	4,375	12,238	2,002	5,212	(3,392)

Change in net assets resulting from operations	5,429	27,962	(22,379)	14,427	7,413

Distributions to Shareholders from:
Net investment income	(62)	(9,273)	(16,443)	(6,025)	(15,462)

Change in net assets resulting from distributions	(62)	(9,273)	(16,443)	(6,025)	(15,462)

Shares of Beneficial Interest:
Proceeds from shares issued	282,850	104,709	143,962	104,651	131,409
Proceeds from reinvestment of dividends	58	8,114	14,905	5,206	13,603
Cost of shares redeemed	(7,194)	(53,396)	(72,591)	(42,500)	(148,205)

Change in net assets from shares of beneficial interest transactions	275,714	59,427	86,276	67,357	(3,193)

Change in net assets	281,081	78,116	47,454	75,759	(11,242)
Net Assets:
Beginning of period	—	349,846	302,392	299,234	310,476

End of period	$281,081	$427,962	$349,846	$374,993	$299,234

Accumulated net investment income/(distributions in excess of net investment income)	$7	$558	$(1)	$(524)	$(104)
Share Transactions:
Issued	15,042	12,182	16,989	10,646	13,895
Reinvested	3	933	1,794	527	1,455
Redeemed	(388)	(6,178)	(8,446)	(4,331)	(15,822)

Change in Shares	14,657	6,937	10,337	6,842	(472)

(a)	For the period December 10, 2009 (commencement of operations) through December 31, 2009.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	Fixed Income Opportunity Portfolio		Short-Term Municipal Bond Portfolio		Intermediate Term Municipal Bond Portfolio
	Six Months Ended December 31, 2009	Year Ended June 30, 2009	Six Months Ended December 31, 2009	Year Ended June 30, 2009	Six Months Ended December 31, 2009	Year Ended June 30, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$15,255	$15,817	$432	$940	$10,367	$22,127
Net realized gains/(losses) from investment transactions	5,881	(19,952)	(2)	139	(8,687)	(11,826)
Change in unrealized appreciation/depreciation on investments	25,647	5,797	227	506	22,378	(13,589)

Change in net assets resulting from operations	46,783	1,662	657	1,585	24,058	(3,288)

Distributions to Shareholders from:
Net investment income	(16,306)	(15,215)	(433)	(929)	(10,826)	(22,174)
Net realized gains from investment transactions	—	—	(102)	(38)	—	—

Change in net assets resulting from distributions	(16,306)	(15,215)	(535)	(967)	(10,826)	(22,174)

Shares of Beneficial Interest:
Proceeds from shares issued	99,665	133,549	6,792	8,122	106,237	60,307
Proceeds from reinvestment of dividends	14,548	13,343	450	889	8,505	18,347
Cost of shares redeemed	(45,355)	(7,068)	(3,502)	(12,940)	(46,820)	(147,913)

Change in net assets from shares of beneficial interest transactions	68,858	139,824	3,740	(3,929)	67,922	(69,259)

Change in net assets	99,335	126,271	3,862	(3,311)	81,154	(94,721)
Net Assets:
Beginning of period	283,894	157,623	29,490	32,801	489,168	583,889

End of period	$383,229	$283,894	$33,352	$29,490	$570,322	$489,168

Accumulated net investment income/(distributions in excess of net investment income)	$(7)	$1,044	$(20)	$(19)	$(49)	$410
Share Transactions:
Issued	15,272	21,992	659	790	11,205	6,522
Reinvested	2,183	2,264	44	88	901	2,000
Redeemed	(6,705)	(1,156)	(340)	(1,264)	(4,980)	(16,127)

Change in Shares	10,750	23,100	363	(386)	7,126	(7,605)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Value Equity Portfolio
	Six Months Ended December 31, 2009		Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$8.84		$13.22	$18.26	$16.03	$15.01	$13.73

Change in Net Assets Resulting from Operations:
Net investment income	0.10		0.29	0.32	0.35	0.27	0.32
Net realized and unrealized gains/(losses) on investments and futures	1.94		(4.21)	(3.32)	3.14	1.82	1.27

Total from operations	2.04		(3.92)	(3.00)	3.49	2.09	1.59

Distributions to Shareholders from:
Net investment income	(0.10)		(0.30)	(0.33)	(0.35)	(0.27)	(0.31)
Net realized gains from investments and futures	—		(0.16)	(1.71)	(0.91)	(0.80)	—

Total distributions to shareholders	(0.10)		(0.46)	(2.04)	(1.26)	(1.07)	(0.31)

Net Asset Value, End of Period	$10.78		$8.84	$13.22	$18.26	$16.03	$15.01

Total Return	23.08	%(a)	(29.60%)	(17.95%)	22.40%	14.31%	11.66%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$554,052		$477,437	$1,090,524	$1,160,005	$921,286	$685,337
Ratio of expenses to average net assets, prior to expenses paid indirectly and waivers	0.40	%(b)	0.41%	0.45%	0.44%	0.45%	0.48%
Ratio of expenses to average net assets, net of expenses paid indirectly and waivers	0.36	%(b)	0.35%	0.43%	0.42%	0.43%	0.43%
Ratio of expenses to average net assets, net of waivers	0.38	%(b)	0.40%	0.45%	0.44%	0.45%	0.48%
Ratio of net investment income to average net assets	1.90	%(b)	2.69%	2.08%	2.05%	1.77%	2.18%
Portfolio turnover rate	34.02	%(a)	139.39%	76.84%	69.13%	73.19%	79.98%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Institutional Value Equity Portfolio
	Six Months Ended December 31, 2009		Period Ended June 30, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.02		$12.93

Change in Net Assets Resulting from Operations:
Net investment income	0.08		0.26
Net realized and unrealized gains/(losses) on investments, futures, options and foreign currency	2.02		(3.93)

Total from operations	2.10		(3.67)

Distributions to Shareholders from:
Net investment income	(0.10)		(0.24)

Total distributions to shareholders	(0.10)		(0.24)

Net Asset Value, End of Period	$11.02		$9.02

Total Return	23.28	%(b)	(28.85	%)(b)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$503,329		$377,956
Ratio of expenses to average net assets, prior to expenses paid indirectly and waivers	0.44	%(c)	0.41	%(c)
Ratio of expenses to average net assets, net of expenses paid indirectly and waivers	0.40	%(c)	0.38	%(c)
Ratio of expenses to average net assets, net of waivers	0.42	%(c)	0.41	%(c)
Ratio of net investment income to average net assets	1.45	%(c)	2.96	%(c)
Portfolio turnover rate	66.27	%(b)	129.30	%(b)

(a)	For the period July 18, 2008 (commencement of operations) through June 30, 2009.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Growth Equity Portfolio
	Six Months Ended December 31, 2009		Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$9.42		$12.09	$12.85	$11.26	$10.72	$10.33

Change in Net Assets Resulting from Operations:
Net investment income	0.05		0.10	0.12	0.11	0.09	0.10
Net realized and unrealized gains/(losses) on investments and futures	2.24		(2.67)	(0.75)	1.59	0.53	0.38

Total from operations	2.29		(2.57)	(0.63)	1.70	0.62	0.48

Distributions to Shareholders from:
Net investment income	(0.05)		(0.10)	(0.13)	(0.11)	(0.08)	(0.09)

Total distributions to shareholders	(0.05)		(0.10)	(0.13)	(0.11)	(0.08)	(0.09)

Net Asset Value, End of Period	$11.66		$9.42	$12.09	$12.85	$11.26	$10.72

Total Return	24.31	%(a)	(21.17%)	(4.99%)	15.02%	5.90%	4.70%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$850,077		$783,162	$1,793,843	$1,652,976	$1,280,492	$953,286
Ratio of expenses to average net assets, prior to expenses paid indirectly and waivers	0.40	%(b)	0.39%	0.32%	0.32%	0.30%	0.35%
Ratio of expenses to average net assets, net of expenses paid indirectly and waivers	0.39	%(b)	0.38%	0.31%	0.32%	0.29%	0.34%
Ratio of expenses to average net assets, net of waivers	0.40	%(b)	0.39%	0.32%	0.32%	0.30%	0.35%
Ratio of net investment income to average net assets	0.83	%(b)	1.00%	0.94%	0.91%	0.78%	0.96%
Portfolio turnover rate	25.57	%(a)	72.93%	42.13%	39.88%	60.01%	56.20%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Institutional Growth Equity Portfolio
	Six Months Ended December 31, 2009		Period Ended June 30, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.50		$12.36

Change in Net Assets Resulting from Operations:
Net investment income	0.02		0.11
Net realized and unrealized gains/(losses) on investments, futures, options and foreign currency	2.29		(2.88)

Total from operations	2.31		(2.77)

Distributions to Shareholders from:
Net investment income	(0.05)		(0.09)

Total distributions to shareholders	(0.05)		(0.09)

Net Asset Value, End of Period	$11.76		$9.50

Total Return	24.36	%(b)	(21.82	%)(b)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$720,361		$541,074
Ratio of expenses to average net assets, prior to expenses paid indirectly and waivers	0.43	%(c)	0.40	%(c)
Ratio of expenses to average net assets, net of expenses paid indirectly and waivers	0.42	%(c)	0.39	%(c)
Ratio of expenses to average net assets, net of waivers	0.43	%(c)	0.39	%(c)
Ratio of net investment income to average net assets	0.41	%(c)	1.36	%(c)
Portfolio turnover rate	55.75	%(b)	66.73	%(b)

(a)	For the period August 8, 2008 (commencement of operations) through June 30, 2009.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Small Capitalization Equity Portfolio
	Six Months Ended December 31, 2009		Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$8.94		$12.62	$15.83	$15.70	$15.06	$14.17

Change in Net Assets Resulting from Operations:
Net investment income	0.04		0.04	0.09	0.09	0.04	0.03
Net realized and unrealized gains/(losses) on investments and futures	1.85		(3.67)	(1.70)	2.28	2.79	1.28

Total from operations	1.89		(3.63)	(1.61)	2.37	2.83	1.31

Distributions to Shareholders from:
Net investment income	(0.04)		(0.04)	(0.11)	(0.08)	(0.03)	(0.03)
Net realized gains from investments and futures	—		—	(1.49)	(2.16)	(2.16)	(0.39)
Tax return of capital	—		(0.01)	—	—	—	—

Total distributions to shareholders	(0.04)		(0.05)	(1.60)	(2.24)	(2.19)	(0.42)

Net Asset Value, End of Period	$10.79		$8.94	$12.62	$15.83	$15.70	$15.06

Total Return	21.10	%(a)	(28.72%)	(10.87%)	16.68%	19.99%	9.29%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$185,776		$303,317	$663,733	$694,029	$612,037	$512,992
Ratio of expenses to average net assets, prior to expenses paid indirectly and waivers	0.71	%(b)	0.75%	0.62%	0.64%	0.66%	0.43%
Ratio of expenses to average net assets, net of expenses paid indirectly and waivers	0.70	%(b)	0.74%	0.61%	0.62%	0.63%	0.37%
Ratio of expenses to average net assets, net of waivers	0.71	%(b)	0.75%	0.62%	0.64%	0.64%	0.38%
Ratio of net investment income to average net assets	0.50	%(b)	0.45%	0.63%	0.59%	0.26%	0.23%
Portfolio turnover rate	50.10	%(a)	99.01%	111.13%	116.02%	101.53%	119.67%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Institutional Small Capitalization Equity Portfolio
	Six Months Ended December 31, 2009		Period Ended June 30, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.88		$12.93

Change in Net Assets Resulting from Operations:
Net investment income	0.03		0.05
Net realized and unrealized gains/(losses) on investments and futures	1.84		(4.05)

Total from operations	1.87		(4.00)

Distributions to Shareholders from:
Net investment income	(0.04)		(0.05	)(b)

Total distributions to shareholders	(0.04)		(0.05)

Net Asset Value, End of Period	$10.71		$8.88

Total Return	21.04	%(c)	(31.85	%)(c)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$135,229		$200,992
Ratio of expenses to average net assets, prior to expenses paid indirectly and waivers	0.71	%(d)	0.75	%(d)
Ratio of expenses to average net assets, net of expenses paid indirectly and waivers	0.70	%(d)	0.73	%(d)
Ratio of expenses to average net assets, net of waivers	0.71	%(d)	0.74	%(d)
Ratio of net investment income to average net assets	0.52	%(d)	0.65	%(d)
Portfolio turnover rate	70.70	%(c)	71.46	%(c)

(a)	For the period August 15, 2008 (commencement of operations) through June 30, 2009.
(b)	A portion of the distribution, representing less than $0.005 per share, is considered a tax return of capital.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Real Estate Securities Portfolio
	Six Months Ended December 31, 2009		Period Ended June 30, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.08		$10.00

Change in Net Assets Resulting from Operations:
Net investment income	0.16		0.02
Net realized and unrealized gains on investments	3.20		0.07

Total from operations	3.36		0.09

Distributions to Shareholders from:
Net investment income	(0.17)		(0.01)
Net realized gains from investments	(0.01)		—

Total distributions to shareholders	(0.18)		(0.01)

Net Asset Value, End of Period	$13.26		$10.08

Total Return	33.29	%(b)	0.91	%(b)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$173,805		$37,123
Ratio of expenses to average net assets, prior to expenses paid indirectly	0.85	%(c)	1.05	%(c)
Ratio of expenses to average net assets, net of expenses paid indirectly	0.85	%(c)	1.05	%(c)
Ratio of net investment income to average net assets	3.98	%(c)	1.57	%(c)
Portfolio turnover rate	15.50	%(b)	4.41	%(b)

(a)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	International Equity Portfolio
	Six Months Ended December 31, 2009		Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$7.92		$12.41	$15.35	$13.02	$10.41	$9.57

Change in Net Assets Resulting from Operations:
Net investment income	0.03		0.17	0.26	0.30	0.17	0.18
Net realized and unrealized gains/(losses) on investments and foreign currency	1.84		(4.17)	(1.36)	2.97	2.72	0.79

Total from operations	1.87		(4.00)	(1.10)	3.27	2.89	0.97

Distributions to Shareholders from:
Net investment income	(0.02)		(0.13)	(0.28)	(0.34)	(0.28)	(0.13)
Net realized gains from investments and foreign currency	—		(0.35)	(1.56)	(0.60)	—	—
Tax return of capital	—		(0.01)	—	—	—	—

Total distributions to shareholders	(0.02)		(0.49)	(1.84)	(0.94)	(0.28)	(0.13)

Net Asset Value, End of Period	$9.77		$7.92	$12.41	$15.35	$13.02	$10.41

Total Return	23.64	%(a)	(31.95%)	(8.11%)	25.81%	27.93%	10.16%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$981,666		$1,678,621	$1,811,359	$1,934,888	$1,511,194	$1,049,375
Ratio of expenses to average net assets, prior to expenses paid indirectly and waivers	0.61	%(b)	0.62%	0.81%	0.34%	0.72%	0.35%
Ratio of expenses to average net assets, net of expenses paid indirectly and waivers	0.61	%(b)	0.61%	0.81%	0.33%	0.70%	0.33%
Ratio of expenses to average net assets, net of waivers	0.61	%(b)	0.62%	0.81%	0.34%	0.71%	0.35%
Ratio of net investment income to average net assets	0.76	%(b)	2.41%	1.80%	2.19%	1.43%	1.89%
Portfolio turnover rate	42.71	%(a)	70.27%	57.27%	53.77%	37.24%	35.48%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Institutional International Equity Portfolio
	Period Ended December 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.64

Change in Net Assets Resulting from Operations:
Net investment income	0.01
Net realized and unrealized gains/(losses) on investments and foreign currency	0.11

Total from operations	0.12

Distributions to Shareholders from:
Net investment income	—	(b)

Total distributions to shareholders	—

Net Asset Value, End of Period	$9.76

Total Return	1.25	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$1,479,510
Ratio of expenses to average net assets	0.61	%(d)
Ratio of net investment income to average net assets	0.54	%(d)
Portfolio turnover rate	3.63	%(c)

(a)	For the period November 20, 2009 (commencement of operations) through December 31, 2009.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Emerging Markets Portfolio
	Period Ended December 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$18.84

Change in Net Assets Resulting from Operations:
Net investment income	0.01
Net realized and unrealized gains/(losses) on investments, futures and foreign currency	0.33

Total from operations	0.34

Distributions to Shareholders from:
Net investment income	—	(b)

Total distributions to shareholders	—

Net Asset Value, End of Period	$19.18

Total Return	1.83	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$281,081
Ratio of expenses to average net assets	1.12	%(d)
Ratio of net investment income to average net assets	0.46	%(d)
Portfolio turnover rate	0.44	%(c)

(a)	For the period December 10, 2009 (commencement of operations) through December 31, 2009.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income Portfolio
	Six Months Ended December 31, 2009		Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$8.28		$9.48	$9.75	$9.66	$10.23	$10.01

Change in Net Assets Resulting from Operations:
Net investment income	0.21		0.46	0.52	0.50	0.46	0.44
Net realized and unrealized gains/(losses) on investments	0.41		(1.20)	(0.27)	0.09	(0.54)	0.25

Total from operations	0.62		(0.74)	0.25	0.59	(0.08)	0.69

Distributions to Shareholders from:
Net investment income	(0.20)		(0.46)	(0.52)	(0.50)	(0.49)	(0.45)
Net realized gains from investments	—		—	—	—	—	(0.02)

Total distributions to shareholders	(0.20)		(0.46)	(0.52)	(0.50)	(0.49)	(0.47)

Net Asset Value, End of Period	$8.70		$8.28	$9.48	$9.75	$9.66	$10.23

Total Return	7.46	%(a)	(7.72%)	2.51%	6.23%	(0.77%)	7.07%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$427,962		$349,846	$302,392	$257,670	$231,215	$251,190
Ratio of expenses to average net assets, prior to waivers and reimbursements	0.35	%(b)	0.37%	0.33%	0.35%	0.36%	0.37%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.33	%(b)	0.35%	0.32%	0.33%	0.35%	0.36%
Ratio of net investment income to average net assets	4.80	%(b)	5.51%	5.30%	5.11%	4.68%	4.32%
Portfolio turnover rate	191.01	%(a)	334.70%	221.76%	169.45%	175.82%	200.54%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income II Portfolio
	Six Months Ended December 31, 2009		Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$9.57		$9.78	$9.69	$9.67	$10.21	$9.90

Change in Net Assets Resulting from Operations:
Net investment income	0.16		0.46	0.51	0.48	0.42	0.34
Net realized and unrealized gains/(losses) on investments, futures, options and foreign currency	0.28		(0.17)	0.09	0.02	(0.45)	0.27

Total from operations	0.44		0.29	0.60	0.50	(0.03)	0.61

Distributions to Shareholders from:
Net investment income	(0.17)		(0.50)	(0.51)	(0.48)	(0.48)	(0.30)
Net realized gains from investments, futures, options and foreign currency	—		—	—	—	(0.03)	—

Total distributions to shareholders	(0.17)		(0.50)	(0.51)	(0.48)	(0.51)	(0.30)

Net Asset Value, End of Period	$9.84		$9.57	$9.78	$9.69	$9.67	$10.21

Total Return	4.62	%(a)	3.19%	6.20%	5.22%	(0.31%)	6.25%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$374,993		$299,234	$310,476	$267,050	$255,911	$253,671
Ratio of expenses to average net assets, prior to waivers	0.35	%(b)	0.38%	0.34%	0.35%	0.37%	0.40%
Ratio of expenses to average net assets, net of waivers	0.35	%(b)	0.38%	0.34%	0.35%	0.37%	0.40%
Ratio of net investment income to average net assets	3.28	%(b)	4.88%	5.09%	4.87%	4.25%	3.50%
Portfolio turnover rate	163.18	%(a)	221.65%	201.23%	159.95%	573.92%	890.01%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income Opportunity Portfolio
	Six Months Ended December 31, 2009		Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$6.19		$6.92	$7.58	$7.29	$7.68	$7.57

Change in Net Assets Resulting from Operations:
Net investment income	0.28		0.49	0.52	0.57	0.45	0.48
Net realized and unrealized gains/(losses) on investments	0.60		(0.73)	(0.57)	0.20	(0.40)	0.14

Total from operations	0.88		(0.24)	(0.05)	0.77	0.05	0.62

Distributions to Shareholders from:
Net investment income	(0.30)		(0.49)	(0.61)	(0.48)	(0.44)	(0.51)

Total distributions to shareholders	(0.30)		(0.49)	(0.61)	(0.48)	(0.44)	(0.51)

Net Asset Value, End of Period	$6.77		$6.19	$6.92	$7.58	$7.29	$7.68

Total Return	14.37	%(a)	(2.79%)	(0.64%)	10.40%	0.81%	8.37%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$383,229		$283,894	$157,623	$145,576	$134,854	$133,032
Ratio of expenses to average net assets, prior to waivers	0.58	%(b)	0.60%	0.57%	0.61%	0.66%	0.67%
Ratio of expenses to average net assets, net of waivers	0.58	%(b)	0.60%	0.57%	0.61%	0.66%	0.67%
Ratio of net investment income to average net assets	8.46	%(b)	8.72%	7.23%	7.46%	5.89%	5.81%
Portfolio turnover rate	96.86	%(a)	100.90%	113.40%	139.66%	27.34%	37.25%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Short-Term Municipal Bond Portfolio
	Six Months Ended December 31, 2009		Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.23		$10.04	$9.93	$9.93	$10.00

Change in Net Assets Resulting from Operations:
Net investment income	0.14		0.31	0.33	0.34	0.09
Net realized and unrealized gains/(losses) on investments	0.08		0.20	0.12	— (b)	(0.07)

Total from operations	0.22		0.51	0.45	0.34	0.02

Distributions to Shareholders from:
Net investment income	(0.14)		(0.31)	(0.34)	(0.34)	(0.09)
Net realized gains from investments	(0.03)		(0.01)	—	—	—

Total distributions to shareholders	(0.17)		(0.32)	(0.34)	(0.34)	(0.09)

Net Asset Value, End of Period	$10.28		$10.23	$10.04	$9.93	$9.93

Total Return	2.16	%(c)	5.16%	4.53%	3.44%	0.22	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$33,352		$29,490	$32,801	$29,710	$32,275
Ratio of expenses to average net assets, prior to waivers	0.28	%(d)	0.31%	0.31%	0.30%	0.60	%(d)
Ratio of expenses to average net assets, net of waivers	0.28	%(d)	0.30%	0.31%	0.30%	0.60	%(d)
Ratio of net investment income to average net assets	2.70	%(d)	3.05%	3.26%	3.35%	2.88	%(d)
Portfolio turnover rate	41.34	%(c)	18.99%	37.07%	33.45%	29.56	%(c)

(a)	For the period March 1, 2006 (commencement of operations) through June 30, 2006.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Intermediate Term Municipal Bond Portfolio
	Six Months Ended December 31, 2009		Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$9.17		$9.58	$9.77	$9.77	$10.14	$9.99

Change in Net Assets Resulting from Operations:
Net investment income	0.18		0.40	0.41	0.43	0.42	0.42
Net realized and unrealized gains/(losses) on investments	0.27		(0.41)	(0.19)	— (a)	(0.37)	0.15

Total from operations	0.45		(0.01)	0.22	0.43	0.05	0.57

Distributions to Shareholders from:
Net investment income	(0.19)		(0.40)	(0.41)	(0.43)	(0.42)	(0.42)

Total distributions to shareholders	(0.19)		(0.40)	(0.41)	(0.43)	(0.42)	(0.42)

Net Asset Value, End of Period	$9.43		$9.17	$9.58	$9.77	$9.77	$10.14

Total Return	4.94	%(b)	(0.07%)	2.29%	4.38%	0.48%	5.80%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$570,322		$489,168	$583,889	$575,373	$547,233	$494,944
Ratio of expenses to average net assets, prior to waivers	0.35	%(c)	0.35%	0.33%	0.34%	0.35%	0.38%
Ratio of expenses to average net assets, net of waivers	0.35	%(c)	0.35%	0.33%	0.34%	0.35%	0.38%
Ratio of net investment income to average net assets	3.87	%(c)	4.26%	4.26%	4.32%	4.19%	4.18%
Portfolio turnover rate	15.53	%(b)	23.80%	17.20%	14.63%	17.79%	25.50%

(a)	Amount rounds to less than $0.005 per share.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements — December 31, 2009 (Unaudited)

1.    DESCRIPTION.    The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2009, the Trust offered fifteen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”) and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) (each a “Portfolio,” and collectively the “Portfolios”). The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each.

On November 20, 2009, the Institutional International Portfolio commenced operations by receiving cash from the redemption of certain shareholders of the International Portfolio, which was subsequently used to acquire securities from the International Portfolio by means of a Rule 17a-7 exemption consistent with the 1940 Act as follows (amounts in thousands):

Portfolio	Capital Shares (Redeemed)/Purchased	Value of Securities (Sold)/Purchased	Realized Gain
International Portfolio	(71,335)	$(1,358,564)	$192,844
Institutional International Portfolio	71,335	1,358,564	N/A

The Emerging Markets Portfolio commenced operations on December 10, 2009.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios:

A.    Portfolio Valuation.    The net asset value (“NAV”) per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each Portfolio’s NAV per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the security is valued at the closing bid price. Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange, the security is valued at the mean of the bid and asking price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. Values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). In the

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

case of fixed income securities, such independent services may use matrix pricing in arriving at securities valuations in appropriate circumstances. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Real Estate Portfolio’s, International Portfolio’s, Institutional International Portfolio’s and Emerging Markets Portfolio’s NAV is calculated and the time when the NAVs of the Real Estate Portfolio, International Portfolio, Institutional International Portfolio and Emerging Markets Portfolio are calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Real Estate Portfolio, International Portfolio, Institutional International Portfolio and Emerging Markets Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2009 (amounts in thousands):

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$542,090	$—	$—	$542,090
U.S. Treasury Obligations	—	479	—	479
Time Deposits	—	12,880	—	12,880
Mutual Funds	1,210	—	—	1,210

Total Investments	543,300	13,359	—	556,659

Other Financial Instruments[2]	11	—	—	11

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Institutional Value Portfolio
Common Stocks[1]	$395,994	$—	$—	$395,994
Corporate Bonds	—	2,032	—	2,032
Asset Backed Securities	—	38	—	38
Collateralized Mortgage Obligations	—	1,170	—	1,170
Foreign Bonds	—	296	—	296
Municipal Bonds	—	99	—	99
Certificates of Deposit	—	892	—	892
U.S. Government Agency Mortgages	—	1,572	—	1,572
U.S. Government Agency Securities	—	17,000	—	17,000
U.S. Treasury Obligations	—	52,598	—	52,598
Yankee Dollars	—	2,268	—	2,268
Time Deposits	—	27,796	—	27,796
Mutual Funds	1,461	—	—	1,461
Put Options Purchased	1	—	—	1
Repurchase Agreements	—	1,100	—	1,100

Total Investments	397,456	106,861	—	504,317

Other Financial Instruments[2]	874	53	—	927

Growth Portfolio
Common Stocks[1]	838,393	—	—	838,393
Preferred Stocks[1]	2,072	—	—	2,072
U.S. Treasury Obligations	—	192	—	192
Time Deposits	—	7,524	—	7,524
Mutual Funds	1,208	—	—	1,208

Total Investments	841,673	7,716	—	849,389

Other Financial Instruments[2]	38	—	—	38

Institutional Growth Portfolio
Common Stocks[1]	578,519	—	—	578,519
Preferred Stocks[1]	1,752	—	—	1,752
Corporate Bonds	—	2,871	—	2,871
Asset Backed Securities	—	57	—	57
Collateralized Mortgage Obligations	—	1,729	—	1,729
Foreign Bonds	—	296	—	296
Municipal Bonds	—	199	—	199
Certificates of Deposit	—	1,289	—	1,289
U.S. Government Agency Mortgages	—	378	—	378
U.S. Government Agency Securities	—	18,500	—	18,500
U.S. Treasury Obligations	—	81,455	—	81,455
Yankee Dollars	—	1,796	—	1,796

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Institutional Growth Portfolio (continued)
Time Deposits	$—	$26,690		$—	$26,690
Mutual Funds	270	—		—	270
Put Options Purchased	1	—		—	1
Repurchase Agreements	—	3,600		—	3,600

Total Investments	580,542	138,860		—	719,402

Other Financial Instruments[2]	1,299	73			1,372

Small Cap Portfolio
Common Stocks[1]	178,517	—		—	178,517
Rights	—	—	^	—	—	^
U.S. Treasury Obligations	—	100		—	100
Time Deposits	—	2,640		—	2,640
Mutual Funds	278	—		—	278

Total Investments	178,795	2,740		—	181,535

Other Financial Instruments[2]	19	—			19

Institutional Small Cap Portfolio
Common Stocks[1]	130,769	—		—	130,769
Rights	—	—	^	—	—	^
U.S. Treasury Obligations	—	100		—	100
Time Deposits	—	2,883		—	2,883
Mutual Funds	193	—		—	193

Total Investments	130,962	2,983		—	133,945

Other Financial Instruments[2]	19	—			19

Real Estate Portfolio
Common Stocks[1]	150,915	—		—	150,915
Mutual Funds	22,390	—		—	22,390

Total Investments	173,305	—		—	173,305

International Portfolio
Common Stocks[3]	70,828	869,746		—	940,574
Convertible Corporate Bonds[1]	—	1,074		—	1,074
Time Deposits	—	46,347		—	46,347

Total Investments	70,828	917,167		—	987,995

Other Financial Instruments[2]	—	590		—	590

Institutional International Portfolio
Common Stocks[3]	108,283	1,325,230		—	1,433,513
Time Deposits	—	54,420		—	54,420

Total Investments	108,283	1,379,650		—	1,487,933

Other Financial Instruments[2]	—	872		—	872

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets Portfolio
Common Stocks[3]	$78,700	$150,687	$—	$229,387
Mutual Funds	38,086	—	—	38,086

Total Investments	116,786	150,687	—	267,473

Other Financial Instruments[2]	1,103	230	—	1,333

Fixed Income Portfolio
Collateralized Mortgage Obligations	—	74,417	—	74,417
U.S. Government Agency Mortgages	—	125,344	—	125,344
Convertible Corporate Bonds	—	4,697	—	4,697
Corporate Bonds[1]	—	96,438	—	96,438
Asset Backed Securities	—	2,424	—	2,424
Taxable Municipal Bonds	—	10,958	—	10,958
U.S. Treasury Obligations	—	81,850	—	81,850
Yankee Dollars[1]	—	25,848	—	25,848
Time Deposits	—	19,794	—	19,794

Total Investments	—	441,770	—	441,770

Fixed Income II Portfolio
Collateralized Mortgage Obligations	—	43,922	—	43,922
U.S. Government Agency Mortgages	—	112,967	—	112,967
U.S. Government Agency Securities	—	10,975	—	10,975
Corporate Bonds[1]	—	88,452	—	88,452
Foreign Bonds[1]	—	12,606	—	12,606
Asset Backed Securities	—	23,030	—	23,030
Municipal Bonds	—	3,226	—	3,226
U.S. Treasury Obligations	—	24,851	—	24,851
Yankee Dollars[1]	—	28,191	—	28,191
Time Deposits	—	61,769	—	61,769

Total Investments	—	409,989	—	409,989

Other Financial Instruments[2]	(711)	292	—	(419)

Fixed Opportunity Portfolio
Corporate Bonds[1]	—	332,504	—	332,504
Convertible Corporate Bonds[1]	—	2,755	—	2,755
Foreign Bonds[1]	—	3,441	—	3,441
Yankee Dollars[1]	—	35,488	—	35,488
Common/Preferred Stocks and Rights[1]	48	—	—	48
Time Deposits	—	2,495	—	2,495

Total Investments	48	376,683	—	376,731

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Municipal Portfolio
Municipal Bonds[4]	$—	$32,221	$—	$32,221
Mutual Funds	722	—	—	722

Total Investments	722	32,221	—	32,943

Intermediate Municipal Portfolio
Municipal Bonds[4]	—	542,156	—	542,156
Taxable Municipal Bonds[4]	—	10,703	—	10,703
Corporate Bonds	—	1,280	—	1,280
Time Deposits	—	10,187	—	10,187

Total Investments	—	564,326	—	564,326

[1]	Please see the Portfolio of Investments for industry classification.

[2]

Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

[3]

Please see the Portfolio of Investments for securities noted that did not use a systematic valuation model provided by an independent third party to fair value its international securities. Such securities are included as Level 1 in the table above.

[4]	Please see the Portfolio of Investments for State classification.

^	Amounts designated as “—” are $0 or have been rounded to $0.

As of July 1, 2009 and December 31, 2009, there were no Level 3 securities in the Portfolios.

B.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized when known. Interest income, including amortization of premium and accretion of discount on investments is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for financial reporting purposes.

For certain Portfolios, the Portfolio records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/depreciation and realized gain/loss on investments as necessary once the issuers provide information about the actual composition of the distributions.

C.    Allocation of Expenses.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.

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Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

D.    Dividends and Capital Gain Distributions to Shareholders.    The Fixed Income Portfolio, Fixed Income II Portfolio, Short-Term Municipal Portfolio and Intermediate Municipal Portfolio declare and distribute dividends from net investment income on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap Portfolio, Institutional Small Cap Portfolio, Real Estate Portfolio and Fixed Opportunity Portfolio declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio and Institutional International Portfolio declare and distribute dividends from net investment income on a semi-annual basis if there is any net investment income to distribute, otherwise there will not be a distribution. The Emerging Markets Portfolio declares and distributes dividends from net investment income on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually for each Portfolio.

E.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or if unrated are of comparable quality, provided that the collateral must be an eligible investment for the Portfolio.

F.    TBA Purchase Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

G.    Commission Recapture.    Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory fees. The expenses eligible to be paid include, but are not limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the period ended December 31, 2009, the following commissions were recaptured (amounts in thousands):

Value Portfolio	$33
Institutional Value Portfolio	34
Growth Portfolio	29
Institutional Growth Portfolio	23
Small Cap Portfolio	21
Institutional Small Cap Portfolio	14
Real Estate Portfolio	2
International Portfolio	5

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

H.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i)    value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)    purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

I.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, and options contracts. The Portfolios have engaged in limited derivative activity. The notional amounts in the Portfolios of Investments are representative of typical volumes.

The following is a summary of fair value of derivative instruments held by the Portfolios as of December 31, 2009 (amounts in thousands).

		Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Portfolio	Statements of Assets and Liabilities Location	Total Fair Value *	Statements of Assets and Liabilities Location	Total Fair Value *
Futures Contracts
Equity Exposure:	Value Portfolio Institutional Value Portfolio	Variation margin receivable on future contracts	$11 881	Variation margin payable on future contracts	— 15
	Growth Portfolio		38		—
	Institutional Growth Portfolio		1,289		—
	Small Cap Portfolio		19		—
	Institutional Small Cap Portfolio		19		—
	Emerging Markets Portfolio		1,103		—

Interest Rate Exposure:	Fixed Income II Portfolio		1		$712

Options Contracts Equity Exposure:	Institutional Value Portfolio	Investments, at value	1	Written Options, at fair value	$7
	Institutional Growth Portfolio		1		9

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

		Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Portfolio	Statements of Assets and Liabilities Location	Total Fair Value *	Statements of Assets and Liabilities Location	Total Fair Value *
Foreign Currency Contracts
Currency Exchange Rate Exposure:	Institutional Value Portfolio Institutional Growth Portfolio	Unrealized appreciation on forward currency contracts	$56 77	Unrealized depreciation on forward currency contracts	$3 4
	International Portfolio		618		28
	Institutional International Portfolio		913		41
	Emerging Markets Portfolio		230		—
	Fixed Income II Portfolio		292		—

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For written options, the amounts represent the fair value of the investments. For purchased options, the amounts represent market value as reported in the Portfolio of Investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Portfolios of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2009 (amounts in thousands).

Primary Risk Exposure	Portfolio	Location of Gain/ (Loss) on Derivatives Recognized in Income	Net Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Futures Contracts
Equity Exposure:	Value Portfolio Institutional Value Portfolio	Net realized gains/(losses) from futures transactions, Change in unrealized appreciation/depreciation on futures	$574 15,888	$121 1,451
	Growth Portfolio		557	104
	Institutional Growth Portfolio		21,816	2,503
	Small Cap Portfolio		(7)	19
	Institutional Small Cap Portfolio		(7)	19
	Emerging Markets Portfolio		1,275	748

Interest Rate Exposure:	Fixed Income II Portfolio		379	(922)

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

Primary Risk Exposure	Portfolio	Location of Gain/ (Loss) on Derivatives Recognized in Income	Net Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Options Contracts
Equity Exposure: Interest Rate Exposure:	Institutional Value Portfolio Institutional Growth Portfolio	Net realized gains/(losses) from investment transactions, Net realized gains/(losses) from written options transactions, Change in unrealized appreciation/depreciation on investments, Change in unrealized appreciation/ depreciation on written options	$131 186	$(2) (3)

	Fixed Income II Portfolio		257	11

Foreign Currency Contracts
Currency Exchange Rate Exposure:	Institutional Value Portfolio	Net realized gains/(losses) on foreign currency transactions, Change in unrealized appreciation/ depreciation on foreign currency translations	$91	$46
	Institutional Growth Portfolio		111	69
	Real Estate Portfolio		(7)	—
	International Portfolio		(539)	616
	Institutional International Portfolio		(42)	856
	Emerging Markets Portfolio		(288)	229
	Fixed Income II Portfolio		(126)	64

Forward Currency Contracts — Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Forwards may involve market or credit risk in excess of the amounts reflected on the Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2009, are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

Financial Futures Contracts — Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

exposure to or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statements of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain/(loss) is recorded as “Net realized gains/(losses) from futures transactions” on the Statements of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Options Contracts — Purchased Options Contracts — Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase put options. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying security. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction.

Options Contracts — Written Options Contracts — Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from option transactions” on the Statements of Operations. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying security of the written option.

J.    Recently Issued Accounting Pronouncements.    Effective September 15, 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) Topic 105-10-05 which codified all authoritative U.S. generally accepted accounting principles (GAAP) recognized by the FASB to be applied in the preparation of financial statements in conformity with GAAP. Management does not believe that the Codification will materially impact the Portfolios’ financial statements; however, references to former SFAS will be modified in the Portfolios’ prospective shareholder reports.

K.    Use of Estimates.    Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could vary from those estimates.

3.    LOANS OF PORTFOLIO SECURITIES.    Effective April 16, 2008, the Portfolios stopped their lending of securities. Accordingly, as of December 31, 2009, the Portfolios had no securities on loan. The Portfolios are, however, permitted to loan securities within certain limits. In the event that securities lending is resumed, each Portfolio will limit its lending activity to 33  1/3% of its total assets. State Street Bank and Trust Company (“SSB”), as lending agent for the Trust, will maintain collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. government obligations, to secure the return of the loaned securities.

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Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

The initial value of loan collateral will not be less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. SSB, in accordance with SSB’s reasonable and customary practices, will mark loaned securities and collateral to their market value each business day based upon the market value of the collateral and the loaned securities at the close of business employing the most recently available pricing information and receive and deliver collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. According to the terms of the lending agreement, each Portfolio retains 70% of the income generated from the lending of its securities. All such investments are made at the risk of the Portfolios and, as such, the Portfolios are liable for investment losses.

4.    INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily, and paid either monthly or quarterly, based on average net assets of that portion of the portfolio managed.

For the period ended December 31, 2009, the Value Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
SSgA Funds Management, Inc.*	$38	0.04%
Institutional Capital, LLC	217	0.35%
AllianceBernstein L.P.	416	0.38%	(a)

	$671	0.25%

For the period ended December 31, 2009, the Institutional Value Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
SSgA Funds Management, Inc.*	$15	0.04%
Institutional Capital, LLC	217	0.35%
AllianceBernstein L.P.	340	0.38%	(a)
Pacific Investment Management Company LLC	110	0.25%

	$682	0.29%

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

For the period ended December 31, 2009, the Growth Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Jennison Associates LLC	$407	0.26%	(b)
SSgA Funds Management, Inc.*	39	0.04%
Sustainable Growth Advisers	557	0.35%

	$1,003	0.24%

For the period ended December 31, 2009, the Institutional Growth Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Jennison Associates LLC	$315	0.26%	(b)
SSgA Funds Management, Inc.*	7	0.04%
Sustainable Growth Advisers	438	0.35%
Pacific Investment Management Company LLC	157	0.25%

	$917	0.28%

For the period ended December 31, 2009, the Small Cap Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Frontier Capital Management Company, LLC	$191	0.45%
Geewax & Partners, LLC	32	0.30%	(c)
Sterling Johnston Capital Management, L.P.	197	0.75%
IronBridge Capital Management LP	400	0.95%
Mellon Capital Management Corporation	46	0.30%
SSgA Funds Management, Inc.*	13	0.08%	(d)

	$879	0.41%

For the period ended December 31, 2009, the Institutional Small Cap Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Frontier Capital Management Company, LLC	$98	0.45%
Geewax & Partners, LLC	27	0.30%	(c)
Sterling Johnston Capital Management, L.P.	156	0.75%
IronBridge Capital Management LP	300	0.95%
Mellon Capital Management Corporation	52	0.30%
SSgA Funds Management, Inc.*	13	0.11%	(d)

	$646	0.40%

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

For the period ended December 31, 2009, the Real Estate Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (in thousands)	Fee
Wellington Management Company, LLP	$341	0.70%	(e)

For the period ended December 31, 2009, the International Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Artisan Partners Limited Partnership	$1,055	0.47%	(f)
Capital Guardian Trust Company.	1,353	0.35%	(g)
Causeway Capital Management LLC	1,407	0.45%

	$3,815	0.41%

For the period ended December 31, 2009, the Institutional International Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Artisan Partners Limited Partnership	$174	0.47%	(f)
Capital Guardian Trust Company.	220	0.35%	(g)
Causeway Capital Management LLC	229	0.45%

	$623	0.41%

For the period ended December 31, 2009, the Emerging Markets Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (in thousands)	Fee
SSgA Funds Management, Inc.*	$109	0.76%	(h)

For the period ended December 31, 2009, the Fixed Income Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (in thousands)	Fee
Aberdeen Asset Management, Inc.	$409	0.20%	(i)

For the period ended December 31, 2009, the Fixed Income II Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (in thousands)	Fee
BlackRock Financial Management, Inc.	$349	0.20%	(j)

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

For the period ended December 31, 2009, the Fixed Opportunity Portfolio incurred the following investment advisory fee expenses with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Seix Investment Advisors LLC	$774	0.43%	(k)

For the period ended December 31, 2009, the Short-Term Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (in thousands)	Fee
Breckinridge Capital Advisors, Inc.	$20	0.125%

For the period ended December 31, 2009, the Intermediate Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Standish Mellon Asset Management Company LLC	$535	0.20%

*	SSgA Funds Management, Inc. (“SSgA FM”) is an affiliate of SSB, the custodian to the Trust.

(a)	AllianceBernstein L.P. (“AllianceBernstein”) receives a fee, which fee shall be payable monthly in arrears of 0.38% of the average daily net assets of the first $300 million of the Combined Assets (as defined hereafter). On Combined Assets over $300 million, the fee shall be at the annual rate of 0.37% of the Combined Assets. “Combined Assets” shall mean the sum of: the average net assets of the Value Portfolio managed by AllianceBernstein; the average net assets of the Institutional Value Portfolio managed by AllianceBernstein; and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein under the unified managed account program managed by the Trust’s primary adviser. Pursuant to a Fee Waiver Agreement dated October 16, 2009, AllianceBernstein has contractually agreed to waive that portion of the fee to which it is entitled that exceeds 0.25% of the average daily net assets of the AllianceBernstein Combined Assets (on an annualized basis), for the period October 1, 2009 to December 31, 2010. The amounts waived are disclosed on the Statements of Operations.

(b)	Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

— 0.75% on the first $10 million;

— 0.50% on the next $30 million;

— 0.35% on the next $25 million;

— 0.25% on the next $335 million;

— 0.22% on the next $600 million; and

— 0.20% on the balance

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

(c)	Geewax & Partners, LLC acted as a Specialist Manager of the Small Cap Portfolio and Institutional Small Cap Portfolio through September 18, 2009.

(d)	SSgA FM became a Specialist Manager of the Small Cap Portfolio and Institutional Small Cap Portfolio on September 29, 2009. SSgA FM receives a fee, which fee shall be payable monthly in arrears of 0.04% of the average daily net assets of the Portfolio, subject to a minimum annual fee of $50,000.

(e)	Wellington Management Company, LLP (“Wellington”) receives a fee, which fee shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

“Combined Assets” shall mean the sum of: the average net assets of the Real Estate Portfolio; and assets invested in the same investment strategy as the Portfolio that are managed by Wellington under the unified managed account program managed by the Trust’s primary adviser.

(f)	Artisan Partners Limited Partnership (“Artisan”) receives a fee, which fee shall be payable monthly in arrears within 30 days after each month end. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

— 0.80% on assets up to $50 million;

— 0.60% on assets from $50 million to $100 million; and

— 0.70% on assets in excess of $100 million

“Combined Assets” shall mean the sum of: the average net assets of the International Portfolio managed by Artisan and the average net assets of the Institutional International Equity Portfolio managed by Artisan.

(g)	Capital Guardian Trust Company (“CapGuardian”) receives a fee, which shall be payable quarterly in arrears in accordance at the following annual rates. The minimum annual fee (based upon an account size of $50 million) is $312,500.

— 0.70% on the first $25 million;

— 0.55% on the next $25 million;

— 0.425% on the next $200 million; and

— 0.375% on the balance

When the total aggregated fees exceed $3 million, before discounts (as set forth below), fee break points are to be eliminated and the Portfolio will pay its fee at an annual rate of 0.375% on all assets in the Portfolio managed by CapGuardian.

The following fee discounts will be applied based upon the total annualized aggregate fees, which include fees from separate accounts, pooled investments vehicles, and funds with internally charged fees managed by The Capital Group Companies, Inc. The resulting discount percentage will be applied to each account’s fees (excluding fees related to investments in funds with internally charged fees):

— 5% discount on fees from $1.25 million to $4 million;

— 7.5% discount on fees from $4 million to $8 million;

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

— 10% discount on fees from $8 million to $12 million; and

— 12.5% discount on fees over $12 million

(h)	SSgA FM receives a fee, based on the average daily NAV of the Portfolio’s assets, which fee shall be payable monthly in arrears at the annual rate of 0.85% for the first $50 million in such assets, 0.75% for the next $50 million in assets and 0.70% for those assets in excess of $100 million. SSgA FM began serving as the Specialist Manager to the Portfolio on December 10, 2009, when the Portfolio commenced operations.

(i)	During the period, Aberdeen Asset Management, Inc. voluntarily waived and reimbursed a portion of its fees as disclosed on the Statement of Operations.

(j)	BlackRock Financial Management, Inc.’s fee is computed in accordance with a tiered fee of 0.25% of the average daily net assets on the first $100 million, 0.20% of such assets between $100 million and $200 million, and 0.175% of such assets over $200 million.

(k)	Seix Investment Advisors LLC (“Seix”) receives a fee, based on the average daily NAV of the assets of the Portfolio under its management at an annual rate of 0.50% for the first $100 million in such assets, and 0.40% for those assets in excess of $100 million. The Agreement also provides that, to the extent assets of other clients of the Trust’s primary adviser (“Related Accounts”) are managed by Seix, such assets will be taken into account in calculating the fee payable to Seix.

Pursuant to a discretionary investment advisory agreement between the Trust and Hirtle, Callaghan & Co., LLC (“Hirtle Callaghan”), Hirtle Callaghan is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average net assets per Portfolio. The fees that Hirtle Callaghan receives are listed as “Management fees” on the Statements of Operations. Hirtle Callaghan makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust’s principal office, and monitors the performance of various investment management organizations, including the Specialist Managers. The Board has authorized the Trust’s officers to request an order from the Securities and Exchange Commission (“SEC”) that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio.

Citi Fund Services Ohio, Inc. (“Citi”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. Citi receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. These amounts are disclosed as “Administrative services fees” on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis at an annual rate of fifty-four one-thousandths of one percent (.054%) of the Trust’s Portfolios’ average daily net assets up to $6 billion; and five one-thousandths of one percent (.005%) of the Trust’s Portfolios’ average daily net assets in excess of $6 billion. As such, the Trust paid an aggregate amount of $1,710,000 to Citi for the period ended December 31, 2009.

Unified Financial Securities, Inc. (“Unified”) serves as the Trust’s principal underwriter. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc. Unified will receive an annual fee of $10,000 for performing the services listed under its agreement with the Trust.

Alaric Compliance Services, LLC. (“Alaric”) provides an employee to serve as the Trust’s CCO. For these services, Alaric is compensated $95,000 per year.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

5.    PURCHASE AND SALE TRANSACTIONS.    The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the period ended December 31, 2009, were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$175,275	$184,291
Institutional Value Portfolio	266,046	294,368
Growth Portfolio	205,510	315,170
Institutional Growth Portfolio	318,389	369,311
Small Cap Portfolio	142,579	316,175
Institutional Small Cap Portfolio	147,285	251,989
Real Estate Portfolio	110,115	13,150
International Portfolio	698,034	1,765,253
Institutional International Portfolio	1,463,442	48,658
Emerging Markets Portfolio	241,076	988
Fixed Income Portfolio	787,472	728,237
Fixed Income II Portfolio	542,895	491,480
Fixed Opportunity Portfolio	252,868	174,634
Short-Term Municipal Portfolio	10,598	6,672
Intermediate Municipal Portfolio	131,919	80,242

The aggregate purchases and sales of long-term U.S. government securities for the period ended December 31, 2009, were as follows (amounts in thousands):

	Purchases	Sales
Institutional Value Portfolio	$38,813	$98,088
Institutional Growth Portfolio	74,251	236,873
Fixed Income Portfolio	665,894	612,214
Fixed Income II Portfolio	477,553	458,933

6.    WRITTEN OPTIONS.    The Institutional Value Portfolio, Institutional Growth Portfolio and Fixed Income II Portfolio had the following transactions in written call and put options during the period ended December 31, 2009:

Institutional Value Portfolio	Number of Contracts	Premiums Received (in thousands)
Options outstanding at June 30, 2009	(11)	$(13)
Options written	(886)	(174)
Options expired	865	154
Options closed	24	18

Options outstanding at December 31, 2009	(8)	$(15)

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

Institutional Growth Portfolio	Number of Contracts	Premiums Received (in thousands)
Options outstanding at June 30, 2009	(15)	$(17)
Options written	(1,284)	(252)
Options expired	1,251	222
Options closed	38	28

Options outstanding at December 31, 2009	(10)	$(19)

Fixed Income II Portfolio	Number of Contracts	Premiums Received (in thousands)
Options outstanding at June 30, 2009	(426)	$(455)
Options written	—	—
Options expired	220	271
Options closed	206	184

Options outstanding at December 31, 2009	—	$—

7.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements.

A.    Unrealized Appreciation/Depreciation (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ Depreciation
Value Portfolio	$519,739	$50,900	$(13,980)	$36,920
Institutional Value Portfolio	466,267	43,367	(5,317)	38,050
Growth Portfolio	692,261	160,935	(3,807)	157,128
Institutional Growth Portfolio	653,565	73,313	(7,476)	65,837
Small Cap Portfolio	173,236	21,780	(13,481)	8,299

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ Depreciation
Institutional Small Cap Portfolio	$122,608	$17,227	$(5,890)	$11,337
Real Estate Portfolio	151,041	22,301	(37)	22,264
International Portfolio	764,651	229,284	(5,940)	223,344
Institutional International Portfolio	1,469,672	40,077	(21,816)	18,261
Emerging Markets Portfolio	264,464	6,104	(3,095)	3,009
Fixed Income Portfolio	440,781	11,535	(10,546)	989
Fixed Income II Portfolio	411,565	7,710	(9,286)	(1,576)
Fixed Opportunity Portfolio	350,181	27,276	(726)	26,550
Short-Term Municipal Portfolio	31,984	963	(4)	959
Intermediate Municipal Portfolio	575,750	10,909	(22,333)	(11,424)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies, and amortization/accretion.

B.    Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal years ended June 30, 2009 and 2008 were as follows (amounts in thousands):

	Distributions Paid From:		Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
2009	Ordinary Income	Net Long Term Gains
Value Portfolio	$14,883	$5,968	$20,851	$—	$—	$20,851
Institutional Value Portfolio	8,918	—	8,918	—	—	8,918
Growth Portfolio	9,209	—	9,209	—	—	9,209
Institutional Growth Portfolio	4,848	—	4,848	—	—	4,848
Small Cap Portfolio	1,609	—	1,609	306	—	1,915
Institutional Small Cap Portfolio	1,037	—	1,037	22	—	1,059
Real Estate Portfolio	31	—	31	—	—	31
International Portfolio	28,580	53,940	82,520	890	—	83,410
Fixed Income Portfolio	16,401	—	16,401	—	—	16,401
Fixed Income II Portfolio	15,828	—	15,828	—	—	15,828
Fixed Opportunity Portfolio	15,215	—	15,215	—	—	15,215
Short-Term Municipal Portfolio	11	27	38	—	949	987
Intermediate Municipal Portfolio	2,620	—	2,620	—	19,930	22,550

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
2008	Ordinary Income	Net Long Term Gains
Value Portfolio	$45,740	$87,034	$132,774	$—	$132,774
Growth Portfolio	17,269	—	17,269	—	17,269
Small Cap Portfolio	25,444	44,246	69,690	—	69,690
International Portfolio	50,070	181,059	231,129	—	231,129
Fixed Income Portfolio	14,196	—	14,196	—	14,196
Fixed Income II Portfolio	14,325	—	14,325	—	14,325
Fixed Opportunity Portfolio	12,666	—	12,666	—	12,666
Short-Term Municipal Portfolio	1	—	1	1,131	1,132
Intermediate Municipal Portfolio	3,275	—	3,275	21,343	24,618

*	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

C.    Components of Accumulated Earnings

As of June 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$8	$—	$8	$—	$(294,376)	$(68,838)	$(363,206)
Institutional Value Portfolio	723	—	723	—	(111,557)	(22,491)	(133,325)
Growth Portfolio	181	—	181	—	(162,973)	4,063	(158,729)
Institutional Growth Portfolio	1,354	—	1,354	—	(96,276)	(55,760)	(150,682)
Small Cap Portfolio	—	—	—	—	(62,119)	(30,175)	(92,294)
Institutional Small Cap Portfolio	—	—	—	—	(48,830)	(31,370)	(80,200)
Real Estate Portfolio	77	44	121	—	—	50	171
International Portfolio	—	—	—	—	(328,207)	(93,574)	(421,781)
Fixed Income Portfolio	1,360	—	1,360	(1,361)	(43,157)	(11,533)	(54,691)
Fixed Income II Portfolio	723	—	723	(876)	(7,851)	(7,573)	(15,577)
Fixed Opportunity Portfolio	1,044	—	1,044	—	(57,700)	873	(55,783)
Short-Term Municipal Portfolio	82	88	170	(67)	—	732	835
Intermediate Municipal Portfolio	1,984	—	1,984	(1,574)	(13,465)	(33,805)	(46,860)

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2009 (Unaudited)

D.    Capital Loss Carryforwards

As of June 30, 2009, the following Portfolios had net capital loss carryforwards to offset future capital gains, if any, to the extent provided by the Code:

	Amount (in thousands)	Expires
Value Portfolio	$80,388	2017
Institutional Value Portfolio	13,504	2017
Growth Portfolio	45,682	2011
Growth Portfolio	5,749	2012
Growth Portfolio	111,541	2017
Institutional Growth Portfolio	11,196	2017
Small Cap Portfolio	42,991	2011
Institutional Small Cap Portfolio	6,493	2017
International Portfolio	87,405	2017
Fixed Income Portfolio	2,369	2015
Fixed Income Portfolio	4,445	2017
Fixed Income II Portfolio	3,250	2015
Fixed Income Opportunity Portfolio	12,386	2011
Fixed Income Opportunity Portfolio	15,625	2012
Fixed Income Opportunity Portfolio	515	2015
Fixed Income Opportunity Portfolio	1,612	2016
Fixed Income Opportunity Portfolio	12,905	2017
Intermediate Municipal Portfolio	432	2013
Intermediate Municipal Portfolio	423	2014
Intermediate Municipal Portfolio	645	2015
Intermediate Municipal Portfolio	256	2016
Intermediate Municipal Portfolio	1,901	2017

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the fiscal year ended June 30, 2009, the Fixed Income II Portfolio utilized $164 of net capital loss carryforwards.

E.    Post October Losses

Under current tax law, capital losses realized after October 31 of a Portfolio’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Value Portfolio, Institutional Value Portfolio, Institutional Growth Portfolio, Small Cap Portfolio, Institutional Small Cap Portfolio, International Portfolio, Fixed Income Portfolio, Fixed Income II Portfolio, Fixed Opportunity Portfolio and the Intermediate Municipal Portfolio had deferred post October losses of $213,987, $98,053, $85,080, $19,128, $42,337, $240,801, $36,343, $4,600, $14,657 and $9,808, respectively.

8.    RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk like all mutual funds. Mutual fund shareholders run the risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (concluded) — December 31, 2009 (Unaudited)

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issue may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

9.    SUBSEQUENT EVENTS.    Management has evaluated subsequent events through the date these financial statements were issued.

Effective January 1, 2010, Alaric increased their fee from $95,000 to $110,000 per year.

THE HIRTLE CALLAGHAN TRUST

Additional Information — December 31, 2009 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies related to portfolio securities during the year ended June 30, 2009, is available without charge, upon request, by calling 800-242-9596 and on the SEC’s website at http://www.sec.gov.

2.    SHAREHOLDER VOTES.    During the six months ended December 31, 2009, the following actions were taken by the shareholders of certain of the Portfolios.

SPECIAL MEETINGS OF THE SHAREHOLDERS

A special meeting of shareholders of each of the Small Cap Portfolio and the Institutional Small Cap Portfolio was held on August 27, 2009. At the August 27, 2009 meeting, shareholders of the Small Cap Portfolio approved new portfolio management agreements with the Trust and SSgA FM and the Trust and Pzena Investment Management, LLC (“Pzena”). Additionally, shareholders of the Institutional Small Cap Portfolio approved new portfolio management agreements with the Trust and SSgA FM and the Trust and Pzena. The results of the August 27, 2009 meeting are presented below:

1.    Approval of a portfolio management agreement between the Trust, on behalf of the Small Cap Portfolio and SSgA FM.

	Shares Voted	% of the Outstanding Shares of the Portfolio	% of Votes in Favor
Affirmative:	24,710,691	72.81%	87.12%
Against:	0	0.00%	0.00%
Abstain:	3,652,734	10.76%	12.88%

Total:	28,363,425	83.57%	100.00%

2.    Approval of a portfolio management agreement between the Trust, on behalf of the Small Cap Portfolio and Pzena.

	Shares Voted	% of the Outstanding Shares of the Portfolio	% of Votes in Favor
Affirmative:	24,710,691	72.81%	87.12%
Against:	0	0.00%	0.00%
Abstain:	3,652,734	10.76%	12.88%

Total:	28,363,425	83.57%	100.00%

3.    Approval of a portfolio management agreement between the Trust, on behalf of the Institutional Small Cap Portfolio and SSgA FM.

	Shares Voted	% of the Outstanding Shares of the Portfolio	% of Votes in Favor
Affirmative:	15,256,373	66.55%	100.00%
Against:	0	0.00%	0.00%
Abstain:	0	0.00%	0.00%

Total:	15,256,373	66.55%	100.00%

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — December 31, 2009 (Unaudited)

4.    Approval of a portfolio management agreement between the Trust, on behalf of the Institutional Small Cap Portfolio and Pzena.

	Shares Voted	% of the Outstanding Shares of the Portfolio	% of Votes in Favor
Affirmative:	15,256,373	66.55%	100.00%
Against:	0	0.00%	0.00%
Abstain:	0	0.00%	0.00%

Total:	15,256,373	66.55%	100.00%

A special meeting of shareholders of the International Portfolio was held on December 18, 2009. At the December 18, 2009 meeting, shareholders voted and approved a new portfolio management agreement between the Trust and SSgA FM. The results of the December 18, 2009 meeting are presented below:

	Shares Voted	% of the Outstanding Shares of the Portfolio	% of Votes in Favor
Affirmative:	171,427,933	72.87%	100.00%
Against:	0	0.00%	0.00%
Abstain:	0	0.00%	0.00%

Total:	171,427,933	72.87%	100.00%

3.    EXPENSE EXAMPLE.    As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 through December 31, 2009.

Actual Expenses    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The table below provides information about hypothetical account values and hypothetical expenses based on each Hirtle Callaghan Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — December 31, 2009 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, July 1, 2009	Ending Account Value, December 31, 2009	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Portfolio	Actual	$1,000	$1,231	$2.02	0.36%
	Hypothetical[1]	$1,000	$1,023	$1.84	0.36%
Institutional Value Portfolio	Actual	$1,000	$1,233	$2.25	0.40%
	Hypothetical[1]	$1,000	$1,023	$2.04	0.40%
Growth Portfolio	Actual	$1,000	$1,243	$2.20	0.39%
	Hypothetical[1]	$1,000	$1,023	$1.99	0.39%
Institutional Growth Portfolio	Actual	$1,000	$1,244	$2.38	0.42%
	Hypothetical[1]	$1,000	$1,023	$2.14	0.42%
Small Cap Portfolio	Actual	$1,000	$1,211	$3.90	0.70%
	Hypothetical[1]	$1,000	$1,022	$3.57	0.70%
Institutional Small Cap Portfolio	Actual	$1,000	$1,210	$3.90	0.70%
	Hypothetical[1]	$1,000	$1,022	$3.57	0.70%
Real Estate Portfolio	Actual	$1,000	$1,333	$5.00	0.85%
	Hypothetical[1]	$1,000	$1,021	$4.34	0.85%
International Portfolio	Actual	$1,000	$1,236	$3.44	0.61%
	Hypothetical[1]	$1,000	$1,022	$3.11	0.61%
Institutional International Portfolio[3]	Actual	$1,000	$1,013	$0.66	0.61%
	Hypothetical[1]	$1,000	$1,003	$0.65	0.61%
Emerging Markets Portfolio[4]	Actual	$1,000	$1,018	$0.65	1.12%
	Hypothetical[1]	$1,000	$997	$0.65	1.12%
Fixed Income Portfolio	Actual	$1,000	$1,075	$1.73	0.33%
	Hypothetical[1]	$1,000	$1,024	$1.68	0.33%
Fixed Income II Portfolio	Actual	$1,000	$1,046	$1.81	0.35%
	Hypothetical[1]	$1,000	$1,023	$1.79	0.35%
Fixed Opportunity Portfolio	Actual	$1,000	$1,144	$3.13	0.58%
	Hypothetical[1]	$1,000	$1,022	$2.96	0.58%
Short-Term Municipal Portfolio	Actual	$1,000	$1,022	$1.43	0.28%
	Hypothetical[1]	$1,000	$1,024	$1.43	0.28%
Intermediate Municipal Portfolio	Actual	$1,000	$1,049	$1.81	0.35%
	Hypothetical[1]	$1,000	$1,023	$1.79	0.35%

[1]	Represents the hypothetical 5% annual return before expenses.
[2]	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).
[3]

Information shown reflects values using expense ratios from November 20, 2009 (date of commencement of operations) to December 31, 2009. Actual expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 39/365 (to reflect the period of operations).

[4]

Information shown reflects values using expense ratios from December 10, 2009 (date of commencement of operations) to December 31, 2009. Actual expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 21/365 (to reflect the period of operations).

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — December 31, 2009 (Unaudited)

4.    ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

5.    ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	13.8%
Consumer Staples	6.2%
Energy	17.0%
Financials	21.4%
Healthcare	11.1%
Industrials	9.5%
Information Technology	9.3%
Materials	3.8%
Telecommunication Services	5.6%
Utilities	2.3%

Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	14.4%
Consumer Staples	6.4%
Energy	16.3%
Financials	19.5%
Healthcare	11.0%
Industrials	9.5%
Information Technology	10.8%
Materials	4.2%
Telecommunication Services	6.5%
Utilities	1.4%

Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	13.8%
Consumer Staples	9.4%
Energy	5.9%
Financials	5.3%
Healthcare	19.8%
Industrials	6.1%
Information Technology	36.1%
Materials	3.5%
Telecommunication Services	0.1%

Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	15.0%
Consumer Staples	7.4%
Energy	6.4%
Financials	6.0%
Healthcare	20.2%
Industrials	5.5%
Information Technology	36.0%
Materials	3.5%

Total	100.0%

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — December 31, 2009 (Unaudited)

Small Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.3%
Consumer Staples	2.3%
Energy	6.8%
Financials	17.5%
Healthcare	12.4%
Industrials	18.9%
Information Technology	20.6%
Materials	7.1%
Telecommunication Services	1.0%
Utilities	3.1%

Total	100.0%

Institutional Small Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.5%
Consumer Staples	2.3%
Energy	6.6%
Financials	17.6%
Healthcare	13.0%
Industrials	18.2%
Information Technology	20.7%
Materials	7.0%
Telecommunication Services	1.0%
Utilities	3.1%

Total	100.0%

Real Estate Portfolio

Security Allocation	Percentage of Value
Diversified	13.5%
Healthcare Real Estate	3.8%
Lodging	6.7%
Multifamily	18.3%
Office	10.2%
Retail — Malls	11.0%
Retail — Shopping Centers	16.0%
Self-Storage Facilities	5.1%
Specialty Finance	5.4%
Warehouse/Logistics	10.0%

Total	100.0%

International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.3%
Consumer Staples	8.9%
Energy	5.7%
Financials	21.6%
Healthcare	8.8%
Industrials	15.3%
Information Technology	7.0%
Materials	11.7%
Telecommunication Services	7.3%
Utilities	3.4%

Total	100.0%

Institutional International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.2%
Consumer Staples	9.1%
Energy	5.7%
Financials	21.4%
Healthcare	8.7%
Industrials	15.4%
Information Technology	7.1%
Materials	11.6%
Telecommunication Services	7.3%
Utilities	3.5%

Total	100.0%

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	6.7%
Consumer Staples	5.6%
Energy	13.5%
Financials	26.1%
Healthcare	1.1%
Industrials	7.0%
Information Technology	11.8%
Materials	15.2%
Telecommunication Services	10.5%
Utilities	2.5%

Total	100.0%

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — December 31, 2009 (Unaudited)

Fixed Income Portfolio

Security Allocation	Percentage of Value
U.S. Treasury	19.1%
Mortgages	46.9%
Corporates	30.1%
Taxable Municipal	2.6%
Asset-Backed Securities	0.6%
Cash/Other	0.7%

Total	100.0%

Fixed Income II Portfolio

Security Allocation	Percentage of Value
U.S. Treasury	6.7%
Agency	8.5%
Mortgages	41.8%
Corporates	25.1%
Taxable Municipal	1.9%
Asset-Backed Securities	6.1%
Cash/Other	9.9%

Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Automotive	5.3%
Cable System Operators	8.5%
Chemicals	1.7%
Defense Technology	1.6%
Diversified Capital Goods	1.1%
Electronics	2.8%
Energy	12.3%
Environmental	4.9%
Finance	10.8%
Food & Staples Retailing	1.2%
Healthcare & Life Sciences	8.2%
Media	2.8%
Natural Resources	2.7%
Paper & Forest Products	3.1%
Power Generation	7.5%
Publishing, Advertising & Entertainment	5.6%
Support Services	2.5%

Fixed Opportunity Portfolio (continued)

Security Allocation	Percentage of Value
Telecommunications Equipment	10.3%
Cash/Other	7.1%

Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
Alabama	3.3%
Arizona	3.1%
California	7.1%
Florida	17.0%
Illinois	9.8%
Indiana	3.0%
Iowa	3.8%
Kentucky	5.0%
Massachusetts	6.0%
Michigan	5.9%
Nevada	3.2%
New York	3.2%
Ohio	3.2%
Tennessee	3.2%
Texas	9.1%
Utah	3.2%
Washington	7.5%
Other	3.4%

Total	100.0%

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
Alabama	2.2%
Alaska	0.1%
Arizona	1.8%
Arkansas	0.9%
California	15.7%
Colorado	1.5%
Connecticut	0.5%
Delaware	1.6%
District of Columbia	0.8%
Florida	8.3%
Georgia	1.5%
Hawaii	0.5%
Idaho	0.4%

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — December 31, 2009 (Unaudited)

Intermediate Municipal Portfolio (continued)

Security Allocation	Percentage of Value
Illinois	5.6%
Indiana	2.4%
Kentucky	0.8%
Louisiana	2.6%
Maryland	0.3%
Massachusetts	1.2%
Michigan	2.1%
Minnesota	0.1%
Mississippi	0.3%
Missouri	2.4%
Montana	0.2%
Nebraska	0.5%
Nevada	0.6%
New Hampshire	0.1%
New Jersey	2.6%
New York	3.9%
North Carolina	2.2%

Security Allocation	Percentage of Value
North Dakota	0.5%
Ohio	4.3%
Oklahoma	0.4%
Pennsylvania	9.3%
Puerto Rico	3.6%
Rhode Island	0.1%
South Carolina	1.1%
South Dakota	0.1%
Tennessee	0.5%
Texas	7.4%
Utah	1.5%
Virginia	0.3%
Washington	2.9%
West Virginia	0.5%
Wisconsin	0.7%
Other	3.1%

Total	100.0%

6.    BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

As of the date of this report, the Trust offers fifteen portfolios (“Portfolios”). All but six of the Portfolios are currently managed by two or more investment advisory organizations (each, a “Specialist Manager”)1. In addition to these fifteen Portfolios, the Trust has organized two new portfolios, The Commodity Related Securities Portfolio and The Intermediate Term Municipal Bond II Portfolio (collectively, the “New Portfolios”).

During the six-month period covered by this report, the Trust’s Board approved advisory contracts relating to:

➢ the engagement of SSgA Funds Management, Inc. (“SSgA FM”) to provide access to “passive” index based strategies for four of the Portfolios;

➢ the engagement of Pzena Investment Management, LLC (“Pzena”) as an additional Specialist Manager for each of the Institutional Small Capitalization Equity and The Small Capitalization Equity Portfolios;

➢ the engagement of Specialist Managers for each of the New Portfolios, which Portfolios are expected to commence operations during the first quarter of 2010.

➢ the engagement of Pacific Investment Management Company, LLC (“PIMCO”) as an additional Specialist Manager for The Fixed Income Opportunity Portfolio; and

➢ the engagement of Specialist Managers for The Emerging Markets Portfolio, which Portfolio commenced operations on December 10, 2009.2

[1]	See Note 5 for details.
[2]

Specialist Manager Contracts approved by the Board during the period include portfolio management agreements with each of: Pzena Investment Management, LLC (The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio); SSgA Funds Management, Inc. (The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio); The Boston Company Asset Management, LLC (The Emerging Markets Portfolio); Pacific Investment Management Company, LLC (The Fixed Income Opportunity Portfolio and The Commodity Related Securities Portfolio); Wellington Management Company, LLP (two separate agreements related to The Commodity Related Securities Portfolio); and Breckinridge Capital Advisors, Inc. (The Intermediate Term Municipal Bond II Portfolio).

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — December 31, 2009 (Unaudited)

In approving the engagement of these Specialist Managers and the terms and conditions of the relevant agreements (collectively, the “Manager Contracts”), the Board determined that such approvals were in the best interests of the Trust and consistent with the expectations of the Trust’s shareholders. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of similar funds (“peer funds”) managed by other investment advisers; Hirtle Callaghan’s recommendations with respect to each of the Specialist Managers; and information relating to the profitability/revenues of the Specialist Managers and related factors. While the Board found this information to be useful as an indication of the range of fees and services in the peer funds, the Board did not specifically rely upon such comparisons. Rather, the Board based its findings on the specific facts and circumstances of the Trust, including the fact that the Trust’s Portfolios are designed to serve as vehicles for executing selected investment strategies and that all of the Trust’s shareholders are clients of Hirtle Callaghan.

Additionally, in approving the Manager Agreements, the Board had before it information to the effect that the Specialist Managers would be responsible only for day-to-day investment decisions, would not participate in the administration or distribution of shares of the Portfolios and would receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios. The Board reviewed the services expected to be provided by the Specialist Managers, the performance achieved by the Specialist Managers in accounts following similar strategies to those that would be used with respect to the Portfolios, the experience of their investment personnel, their adherence to stated investment methodologies and related factors. In concluding that approval of the respective agreements was appropriate, the Board did not rely upon any single factor, but balanced all of the relevant factors, including the nature and quality of the Specialist Managers’ services, comparative fund performance, comparative fund fee structures and economies of scale while giving considerable weight to Hirtle Callaghan’s recommendations and its views with respect to: (i) the success and future ability of the respective Portfolios to capture the desired asset class for that Firm’s clients; and (ii) in the case of multi-manager Portfolios, the anticipated additional contribution of each Specialist Manager to this endeavor. Based on the foregoing, the Board concluded that the approval of such contracts was fair and reasonable and in the best interest of shareholders.

In approving the Manager Contracts with Pzena, the Board concluded that the services to be provided by Pzena were reasonably likely to benefit the affected Portfolios. The Board also determined that the fee schedule applicable under the Manager Contracts with Pzena was reasonable. In making this determination, the Board acknowledged that implementation of the Manager Contracts with Pzena would likely increase the overall advisory fees paid by each affected Portfolio. The Board balanced this fact, however, against Hirtle Callaghan’s view that the potential benefits to the affected Portfolios outweighed any potential fee increase and that aggregate advisory expenses paid by the affected Portfolios would depend primarily on the manner in which assets of the affected Portfolios are allocated among the several managers. The Board also had before it certain information with respect to fees charged by the firm to other institutional clients and the fees charged by other managers to funds with similar investment objectives and strategies. The Board did not specifically rely on such information, however, but instead gave substantial weight to information demonstrating that the rate at which Pzena would compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and Hirtle Callaghan.

With respect to the various Manager Contracts with SSgA FM, the Board concluded that each of the Portfolios would benefit from adding access to an index-based approach which varies depending on the risk premiums available to different segments of each Portfolio’s benchmark index. In concluding that approval of the Manager Contracts with SSgA FM was in the best interests of each of the affected Portfolios and consistent with the expectations of shareholders, the Board gave substantial weight to Hirtle Callaghan’s assessment of the structure of the Portfolios, the role of each of the current Specialist Managers serving those Portfolios, and the potential benefits of engaging SSgA FM to manage a portion of each Portfolio’s assets.

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — December 31, 2009 (Unaudited)

The Board also determined that the rates at which SSgA FM would be compensated for its services under the various Manager Contracts was reasonable. In reaching this conclusion, the Board was informed with respect to, among other relevant factors, comparative fee information, including information regarding both peer group fees and fees charged by SSgA FM to its other clients. The Board did not specifically rely upon such comparisons, but gave substantial weight to the fact that the rates at which SSgA FM was to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and Hirtle Callaghan.

In approving the Manager Contract with The Boston Company Asset Management LLC (“TBCAM”), The Board concluded that the addition of TBCAM’s value-based investment approach would be consistent with the achievement of the investment goals of The Emerging Markets Portfolio. The Board also determined that the fee schedule applicable under the Manager Contract with TBCAM was reasonable. In making this determination, the Board acknowledged that implementation of the Manager Contract with TBCAM would likely increase the overall advisory fees paid by The Emerging Markets Portfolio. The Board balanced this fact, however, against Hirtle Callaghan’s view that the potential benefits to the Portfolio outweighed any potential fee increase and that aggregate advisory expenses paid by the Portfolio would depend primarily on the manner in which assets of the Portfolio are allocated among the several managers. The Board also had before it certain information with respect to the anticipated expenses and profitability of TCBAM related to its proposed engagement by the Portfolio, the fees charged by the firm to other institutional clients and the fees charged by other managers to funds with similar investment objectives and strategies. The Board did not specifically rely on such information, however, but instead gave substantial weight to information demonstrating that the rate at which TCBAM would compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and Hirtle Callaghan.

In approving the Manager Contract with PIMCO with respect to the Commodity Related Securities Portfolio, the Board concluded that the enhanced index management strategy to be provided by PIMCO to the Portfolio was consistent with the achievement of the Portfolio’s investment objective. The Board considered Hirtle Callaghan’s view that PIMCO’s intended strategy for The Commodity Related Securities Portfolio, which is proprietary and unique to PIMCO, had the potential to benefit the Portfolio and that aggregate advisory expenses paid by the Portfolio would depend primarily on the manner in which assets of the Portfolio are allocated among the several managers.

The Board also determined that it would be appropriate for The Fixed Income Opportunity Portfolio to have access to various sub-asset classes of fixed income securities, including international bonds, emerging market bonds (both US dollar denominated and local currency denominated), bank loans, convertible bonds and lower rated high yield bonds, which PIMCO was well positioned to provide.

In concluding that the fee schedules applicable under the Manager Contracts with PIMCO were reasonable, the Board had before it certain information with respect to the costs expected to be incurred by PIMCO in providing services under the Manager Contracts, the firm’s profitability and fees charged by the firm to other institutional clients. The Board did not specifically rely on such information, however, but instead gave substantial weight to information demonstrating that the rate at which PIMCO would compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and Hirtle Callaghan.

With respect to the Manager Contracts with Wellington Management Company, LLP (“Wellington Management”), the Board concluded that Wellington Management’s Global Natural Resources and Commodities Futures strategies would be appropriate means for achieving the overall investment objectives of The Commodity Related Securities Portfolio. The Board noted that Wellington Management would implement each of these strategies under a separate Manager Contract and that the fees to be paid to Wellington Management thereunder were different. In determining that the rates at which Wellington Management would be compensated for its services under the Manager Contracts was reasonable, the Board was informed with respect to, among other relevant factors, comparative fee information,

THE HIRTLE CALLAGHAN TRUST

Additional Information (concluded) — December 31, 2009 (Unaudited)

including information regarding both peer group fees and fees charged by Wellington Management to its other clients as well as the fact that the manner in which the Portfolio’s asset would be allocated between the two strategies would be determined by Hirtle Callaghan. The Board did not specifically rely upon such information, but gave substantial weight to the fact that the rates at which Wellington Management was to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and Hirtle Callaghan.

In approving the Manager Contract with Breckinridge Capital Advisors, Inc. (“Breckinridge”), the Board concluded that Breckinridge’s bottom up investment approach and its focus on credit quality would be an appropriate means for achieving the investment objectives of the newly created Intermediate Term Municipal Bond II Portfolio. The Board also determined that the rate at which Breckinridge would be compensated for its services under the Manager Contract was reasonable. In reaching this conclusion, the Board was informed with respect to, among other relevant factors, the anticipated expenses and profitability of Breckinridge with respect to its engagement by the Portfolio, comparative fee information, including information regarding both peer group fees and fees charged by Breckinridge to its other clients. The Board did not specifically rely upon such comparisons, but gave substantial weight to the fact that the rate at which Breckinridge was to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and Hirtle Callaghan.

THE HIRTLE CALLAGHAN TRUST

Trustees

DONALD E. CALLAGHAN*

ROSS H. GOODMAN

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

*	“Interested Person” as that term is defined in the Investment Company Act of 1940.

Sponsor	Counsel
Hirtle, Callaghan & Co., LLC Five Tower Bridge 300 Barr Harbor Drive, Suite 500 West Conshohocken, Pennsylvania 19428	Drinker Biddle & Reath LLP One Logan Square—18th & Cherry Streets Philadelphia, Pennsylvania 19103-6996

Administrator	Independent Registered Public Accounting Firm
Citi Fund Services 3435 Stelzer Road Columbus, Ohio 43219	PricewaterhouseCoopers LLP 41 South High Street Suite 2500 Columbus, Ohio 43215

Distributor	Custodian
Unified Financial Securities, Inc. 2960 North Meridian Street Suite 300 Indianapolis, Indiana 46208-4715	State Street Bank and Trust Company State Street Financial Center 1 Lincoln Street Boston, Massachusetts 02111-2900

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/10

Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

(b)(1) Not applicable.

(b)(2) Not applicable.

(b)(3) Not applicable.

(b)(4) Not applicable.

(b)(5) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hirtle Callaghan Trust

By (Signature and Title)*	/s/ Donald E. Callaghan, Principal Executive Officer
Donald E. Callaghan, Principal Executive Officer

Date:     March 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert J. Zion, Principal Financial Officer
Robert J. Zion, Principal Financial Officer

Date:     March 5, 2010

By (Signature and Title)*	/s/ Donald E. Callaghan, Principal Executive Officer
Donald E. Callaghan, Principal Executive Officer

Date:     March 5, 2010